UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Limited Term Bond ETF Fidelity® Limited Term Bond ETF : FLTB Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Limited Term Bond ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond ETF	$ 13	0.25%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$207,551,620
Number of Holdings	863
Portfolio Turnover	54%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.8
AAA - 8.1
AA - 0.7
A - 24.2
BBB - 35.9
BB - 5.4
B - 3.6
CCC,CC,C - 0.5
Not Rated - 2.5
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 66.5
U.S. Treasury Obligations - 17.7
Asset-Backed Securities - 8.3
CMOs and Other Mortgage Related Securities - 4.5
Bank Loan Obligations - 1.3
Foreign Government and Government Agency Obligations - 0.2
Preferred Securities - 0.1
U.S. Government Agency - Mortgage Securities - 0.1
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 79.5
United Kingdom - 5.4
Grand Cayman (UK Overseas Ter) - 2.5
Germany - 2.3
Canada - 2.2
Ireland - 1.5
France - 1.0
Netherlands - 0.9
Japan - 0.8
Others - 3.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	17.7
JPMorgan Chase & Co	2.3
Bank of America Corp	2.0
Citigroup Inc	1.9
Morgan Stanley	1.5
HSBC Holdings PLC	1.3
Goldman Sachs Group Inc/The	1.3
Ford Motor Credit Co LLC	1.2
Wells Fargo & Co	1.2
Barclays PLC	1.1
31.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915448.100    2721-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Investment Grade Bond ETF Fidelity® Investment Grade Bond ETF : FIGB Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond ETF	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$191,651,557
Number of Holdings	535
Portfolio Turnover	204%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.6
AAA - 6.0
AA - 0.4
A - 7.2
BBB - 16.6
BB - 1.8
B - 0.7
Not Rated - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.8
Corporate Bonds - 24.4
U.S. Government Agency - Mortgage Securities - 14.8
Asset-Backed Securities - 7.8
CMOs and Other Mortgage Related Securities - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.6
Grand Cayman (UK Overseas Ter) - 4.1
Ireland - 0.9
United Kingdom - 0.8
Mexico - 0.7
Bailiwick Of Jersey - 0.5
Switzerland - 0.5
Germany - 0.4
Netherlands - 0.3
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.3
US Treasury Bonds	11.5
Ginnie Mae II Pool	4.4
Fannie Mae Mortgage pass-thru certificates	3.8
Uniform Mortgage Backed Securities	3.6
Freddie Mac Gold Pool	2.4
Bank of America Corp	1.1
JPMorgan Chase & Co	1.1
Wells Fargo & Co	1.0
Charter Communications Operating LLC / Charter Communications Operating Capital	0.9
67.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915468.100    6353-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Total Bond ETF Fidelity® Total Bond ETF : FBND Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Total Bond ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond ETF	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$18,194,392,703
Number of Holdings	4,400
Portfolio Turnover	280%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 55.0
AAA - 5.0
AA - 0.7
A - 8.3
BBB - 16.6
BB - 3.9
B - 5.0
CCC,CC,C - 1.6
D - 0.0
Not Rated - 5.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 35.8
Corporate Bonds - 28.6
U.S. Government Agency - Mortgage Securities - 19.2
Asset-Backed Securities - 6.1
CMOs and Other Mortgage Related Securities - 6.0
Bank Loan Obligations - 4.5
Foreign Government and Government Agency Obligations - 1.1
Preferred Securities - 0.2
Options - 0.0
Other Investments - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.4
Grand Cayman (UK Overseas Ter) - 2.7
United Kingdom - 1.4
Mexico - 1.1
Ireland - 0.7
Switzerland - 0.5
Bailiwick Of Jersey - 0.5
Germany - 0.4
Canada - 0.4
Others - 2.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	24.4
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	6.9
Ginnie Mae II Pool	5.6
Freddie Mac Gold Pool	4.9
JPMorgan Chase & Co	1.6
Uniform Mortgage Backed Securities	1.3
Bank of America Corp	1.3
Morgan Stanley	1.2
Wells Fargo & Co	1.1
59.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915449.100    2722-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Low Duration Bond Factor ETF Fidelity® Low Duration Bond Factor ETF : FLDR Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This semi-annual shareholder report contains information about Fidelity® Low Duration Bond Factor ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond Factor ETF	$ 8	0.15%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$741,161,162
Number of Holdings	310
Portfolio Turnover	32%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.1
AAA - 1.3
AA - 26.2
A - 52.8
BBB - 5.7
BB - 0.2
Not Rated - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 86.5
U.S. Treasury Obligations - 12.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 57.8
Australia - 11.2
Canada - 9.1
United Kingdom - 5.5
Germany - 4.2
Netherlands - 3.3
France - 3.0
Japan - 2.6
Switzerland - 1.2
Others - 2.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.1
Goldman Sachs Group Inc/The	3.5
JPMorgan Chase & Co	3.5
Royal Bank of Canada	3.4
National Australia Bank Ltd	3.3
Citibank NA	3.1
Australia & New Zealand Banking Group Ltd	2.9
Cooperatieve Rabobank UA/NY	2.2
Morgan Stanley Bank NA	2.1
John Deere Capital Corp	2.1
38.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915458.100    3089-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Tactical Bond ETF Fidelity® Tactical Bond ETF : FTBD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Tactical Bond ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond ETF	$ 28	0.56%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$29,483,161
Number of Holdings	755
Portfolio Turnover	50%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 52.3
AAA - 0.9
AA - 0.5
A - 1.7
BBB - 11.8
BB - 16.0
B - 7.1
CCC,CC,C - 3.5
Not Rated - 3.3
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 52.3
Corporate Bonds - 33.0
Foreign Government and Government Agency Obligations - 3.5
Preferred Securities - 3.2
CMOs and Other Mortgage Related Securities - 1.7
Asset-Backed Securities - 1.5
Bank Loan Obligations - 1.2
Municipal Securities - 0.7
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.5
Canada - 3.3
United Kingdom - 3.0
Germany - 2.4
Mexico - 1.5
Luxembourg - 1.1
Japan - 1.1
Brazil - 1.0
France - 1.0
Others - 5.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	43.7
US Treasury Bonds	8.6
Bank of Nova Scotia/The	1.7
Petroleos Mexicanos	1.5
DPL Inc	1.3
Japan Government	1.1
Charter Communications Operating LLC / Charter Communications Operating Capital	1.1
Millicom International Cellular SA	1.0
Ford Motor Credit Co LLC	0.9
Enbridge Inc	0.8
61.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915502.100    7324-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Corporate Bond ETF Fidelity® Corporate Bond ETF : FCOR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Corporate Bond ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond ETF	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$238,383,898
Number of Holdings	484
Portfolio Turnover	40%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.3
AA - 0.0
A - 21.4
BBB - 63.0
BB - 6.9
B - 0.9
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 91.1
U.S. Treasury Obligations - 6.3
Asset-Backed Securities - 0.6
Preferred Securities - 0.4
Other Investments - 0.1
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 80.8
United Kingdom - 4.3
Canada - 3.5
Ireland - 3.5
Germany - 1.6
Switzerland - 1.2
France - 1.1
Netherlands - 1.0
Spain - 0.8
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	5.9
JPMorgan Chase & Co	2.9
Bank of America Corp	2.4
Morgan Stanley	2.2
Wells Fargo & Co	1.8
Boeing Co	1.8
Avolon Holdings Funding Ltd	1.6
Barclays PLC	1.4
UBS Group AG	1.2
PNC Financial Services Group Inc/The	1.2
22.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915447.100    2720-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Low Duration Bond ETF Fidelity® Low Duration Bond ETF : FLDB Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Low Duration Bond ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond ETF	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$372,848,740
Number of Holdings	389
Portfolio Turnover	38%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 21.5
AAA - 21.5
AA - 2.4
A - 27.3
BBB - 20.8
BB - 0.9
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 51.5
U.S. Treasury Obligations - 21.5
Asset-Backed Securities - 19.8
CMOs and Other Mortgage Related Securities - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.7
United Kingdom - 4.9
Canada - 3.9
Germany - 2.7
Grand Cayman (UK Overseas Ter) - 2.6
Netherlands - 1.8
Switzerland - 1.5
Ireland - 1.4
Japan - 1.2
Others - 3.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.0
Barclays PLC	1.6
US Treasury Bill	1.5
UBS Group AG	1.5
JPMorgan Chase & Co	1.4
Bank of America Corp	1.2
Goldman Sachs Group Inc/The	1.2
Lloyds Banking Group PLC	1.2
Bank of Montreal	1.2
American Express Co	1.1
31.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917138.100    7578-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Core Plus Bond ETF Fidelity® Sustainable Core Plus Bond ETF : FSBD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond ETF	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$11,804,786
Number of Holdings	500
Portfolio Turnover	259%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 48.0
AAA - 5.6
AA - 1.1
A - 10.3
BBB - 18.8
BB - 6.0
B - 4.3
CCC,CC,C - 1.9
Not Rated - 2.7
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.4
U.S. Treasury Obligations - 29.9
U.S. Government Agency - Mortgage Securities - 18.1
Asset-Backed Securities - 6.9
CMOs and Other Mortgage Related Securities - 1.0
Bank Loan Obligations - 1.0
Preferred Securities - 1.0
Foreign Government and Government Agency Obligations - 0.4
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 85.2
Multi-national - 3.4
Grand Cayman (UK Overseas Ter) - 3.1
United Kingdom - 1.7
Canada - 1.3
Germany - 1.2
Ireland - 1.1
France - 1.0
Spain - 0.9
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	19.3
US Treasury Bonds	10.6
Uniform Mortgage Backed Securities	5.8
Fannie Mae Mortgage pass-thru certificates	4.9
Ginnie Mae II Pool	4.5
Allegro Clo Xv Ltd / Allegro Clo Vx LLC	3.4
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	2.3
Freddie Mac Gold Pool	2.0
AES Corp/The	1.2
BXHPP Trust	1.0
55.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915499.100    6563-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Investment Grade Securitized ETF Fidelity® Investment Grade Securitized ETF : FSEC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Investment Grade Securitized ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Securitized ETF	$ 18	0.37%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$2,192,663,963
Number of Holdings	702
Portfolio Turnover	1332%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 90.7
AAA - 13.1
AA - 0.1
A - 0.1
Not Rated - 14.2
Short-Term Investments and Net Other Assets (Liabilities) - (18.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 89.1
CMOs and Other Mortgage Related Securities - 17.5
Asset-Backed Securities - 9.6
U.S. Treasury Obligations - 1.6
Options - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - (18.2)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.9
Canada - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	28.3
Ginnie Mae II Pool	27.0
Freddie Mac Gold Pool	22.1
Uniform Mortgage Backed Securities	9.1
Freddie Mac Multifamily Structured pass-thru certificates	5.4
Ginnie Mae I Pool	2.0
Fannie Mae	2.0
Fannie Mae Guaranteed REMICS	1.4
Reach ABS Trust	1.1
US Treasury Notes	1.0
99.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915469.100    6354-TSRS-0425

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2025
Fidelity® Sustainable Low Duration Bond ETF Fidelity® Sustainable Low Duration Bond ETF : FSLD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This semi-annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond ETF for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond ETF	$ 10	0.20%
Key Fund Statistics
(as of February 28, 2025)

KEY FACTS
Fund Size	$5,019,532
Number of Holdings	199
Portfolio Turnover	71%
What did the Fund invest in?
(as of February 28, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 36.9
AAA - 7.1
AA - 1.4
A - 21.4
BBB - 30.0
BB - 0.4
Not Rated - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 54.2
U.S. Treasury Obligations - 36.9
Asset-Backed Securities - 6.5
CMOs and Other Mortgage Related Securities - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 2.2
China - 1.2
Australia - 0.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	27.9
US Treasury Notes	9.0
JPMorgan Chase & Co	2.8
Morgan Stanley	2.3
Wells Fargo & Co	2.1
Citigroup Inc	1.9
Bank of America Corp	1.9
Truist Financial Corp	1.8
Goldman Sachs Group Inc/The	1.5
Equitable Financial Life Global Funding	1.3
52.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915500.100    6564-TSRS-0425

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF

Semi-Annual Report
February 28, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Corporate Bond ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	145,000	147,507
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	143,640	150,161
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	275,310	281,225
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	163,590	169,069
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	202,493	205,772
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	211,470	210,485
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	339,150	340,043
TOTAL UNITED STATES		1,504,262
TOTAL ASSET-BACKED SECURITIES (Cost $1,478,461)		1,504,262

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 2.25% 3/11/2030 (Cost $399,660)	400,000	352,464

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d) (Cost $99,752)	100,000	100,625

Non-Convertible Corporate Bonds - 91.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	370,000	338,594
Westpac Banking Corp 5.405% 8/10/2033 (d)	280,000	280,547

TOTAL AUSTRALIA		619,141
BELGIUM - 0.6%
Financials - 0.6%
Banks - 0.6%
KBC Group NV 4.932% 10/16/2030 (b)(d)	882,000	881,507
KBC Group NV 6.324% 9/21/2034 (b)(d)	550,000	587,558

TOTAL BELGIUM		1,469,065
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Vale Overseas Ltd 3.75% 7/8/2030	200,000	185,714
Vale Overseas Ltd 6.4% 6/28/2054	790,000	792,291

TOTAL BRAZIL		978,005
CANADA - 3.4%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 3.8% 3/15/2032	449,000	409,422
Rogers Communications Inc 4.3% 2/15/2048	100,000	80,077
Rogers Communications Inc 4.55% 3/15/2052	224,000	182,264
		671,763
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	439,000	402,121
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd 4.95% 6/1/2047	134,000	117,576
Canadian Natural Resources Ltd 5.4% 12/15/2034 (b)	840,000	835,751
Canadian Natural Resources Ltd 6.25% 3/15/2038	450,000	472,369
Cenovus Energy Inc 2.65% 1/15/2032	539,000	457,030
Cenovus Energy Inc 3.75% 2/15/2052	350,000	246,523
Cenovus Energy Inc 5.4% 6/15/2047	172,000	156,793
Cenovus Energy Inc 6.75% 11/15/2039	33,000	36,297
Enbridge Inc 6.2% 11/15/2030	270,000	285,941
Enbridge Inc 7.2% 6/27/2054 (d)	350,000	360,358
Suncor Energy Inc 6.85% 6/1/2039	166,000	184,423
		3,153,061
Financials - 0.9%
Insurance - 0.9%
Empower Finance 2020 LP 1.776% 3/17/2031 (b)	293,000	247,780
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	20,000	18,199
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	315,000	315,219
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	612,000	628,655
Fairfax Financial Holdings Ltd 6% 12/7/2033 (b)	60,000	62,785
Fairfax Financial Holdings Ltd 6% 12/7/2033	360,000	376,712
Intact Financial Corp 5.459% 9/22/2032 (b)	567,000	577,035
		2,226,385
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
Emera US Finance LP 2.639% 6/15/2031	330,000	286,584
Emera US Finance LP 3.55% 6/15/2026	1,121,000	1,103,672
Emera US Finance LP 4.75% 6/15/2046	426,000	364,191
		1,754,447
TOTAL CANADA		8,207,777
FRANCE - 1.1%
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 1.904% 9/30/2028 (b)(d)	870,000	808,968
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	510,000	490,282
BPCE SA 2.277% 1/20/2032 (b)(d)	570,000	482,344
Credit Agricole SA 2.811% 1/11/2041 (b)	408,000	285,854
Societe Generale SA 3% 1/22/2030 (b)	555,000	506,115

TOTAL FRANCE		2,573,563
GERMANY - 1.6%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)	780,000	772,988
Financials - 0.4%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	566,000	497,813
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(d)	400,000	398,241
Health Care - 0.9%
Pharmaceuticals - 0.9%
Bayer US Finance LLC 6.25% 1/21/2029 (b)	410,000	423,524
Bayer US Finance LLC 6.875% 11/21/2053 (b)	1,610,000	1,679,917
		2,103,441
TOTAL GERMANY		3,772,483
IRELAND - 3.5%
Financials - 1.4%
Banks - 0.4%
AIB Group PLC 5.871% 3/28/2035 (b)(d)	500,000	513,668
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(d)	402,000	410,979
		924,647
Consumer Finance - 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	150,000	144,643
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	151,000	141,820
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	161,000	143,103
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	773,000	671,923
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	470,000	378,838
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	540,000	534,422
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	500,000	485,835
		2,500,584
TOTAL FINANCIALS		3,425,231

Industrials - 1.6%
Transportation Infrastructure - 1.6%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	219,000	204,988
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	1,295,000	1,286,786
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	600,000	595,449
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	312,000	313,450
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	600,000	612,470
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	669,000	693,297
		3,706,440
Materials - 0.5%
Containers & Packaging - 0.5%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034 (b)	650,000	661,520
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (b)	427,000	433,418
		1,094,938
TOTAL IRELAND		8,226,609
ITALY - 0.6%
Financials - 0.4%
Banks - 0.4%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	200,000	200,650
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)	400,000	446,344
UniCredit SpA 1.982% 6/3/2027 (b)(d)	355,000	342,732
		989,726
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.5% 6/26/2034 (b)	539,000	545,028
TOTAL ITALY		1,534,754
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 5.35% 2/12/2028	394,000	364,805
Petroleos Mexicanos 6.49% 1/23/2027	85,000	83,363
Petroleos Mexicanos 6.5% 3/13/2027	280,000	274,288

TOTAL MEXICO		722,456
NETHERLANDS - 1.0%
Consumer Staples - 0.2%
Food Products - 0.2%
Viterra Finance BV 4.9% 4/21/2027 (b)	570,000	568,640
Financials - 0.8%
Banks - 0.8%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	1,200,000	1,207,947
Cooperatieve Rabobank UA 3.75% 7/21/2026	700,000	690,180
		1,898,127
TOTAL NETHERLANDS		2,466,767
SPAIN - 0.8%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 2.749% 12/3/2030	420,000	366,810
CaixaBank SA 5.673% 3/15/2030 (b)(d)	550,000	563,791
CaixaBank SA 6.037% 6/15/2035 (b)(d)	550,000	571,523
		1,502,124
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)	550,000	518,763
TOTAL SPAIN		2,020,887
SWITZERLAND - 0.9%
Financials - 0.9%
Capital Markets - 0.9%
UBS Group AG 3.091% 5/14/2032 (b)(d)	725,000	647,934
UBS Group AG 3.126% 8/13/2030 (b)(d)	500,000	464,955
UBS Group AG 3.869% 1/12/2029 (b)(d)	200,000	195,567
UBS Group AG 4.194% 4/1/2031 (b)(d)	580,000	559,186
UBS Group AG 9.016% 11/15/2033 (b)(d)	300,000	370,164

TOTAL SWITZERLAND		2,237,806
UNITED KINGDOM - 4.3%
Consumer Staples - 0.9%
Tobacco - 0.9%
BAT Capital Corp 2.726% 3/25/2031	1,880,000	1,662,322
BAT Capital Corp 5.834% 2/20/2031	184,000	191,744
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	210,000	216,534
		2,070,600
Financials - 3.0%
Banks - 3.0%
Barclays PLC 2.645% 6/24/2031 (d)	550,000	489,622
Barclays PLC 2.894% 11/24/2032 (d)	300,000	260,836
Barclays PLC 4.836% 5/9/2028	415,000	413,374
Barclays PLC 5.088% 6/20/2030 (d)	200,000	197,946
Barclays PLC 5.367% 2/25/2031 (d)	464,000	469,400
Barclays PLC 5.785% 2/25/2036 (d)	600,000	609,561
Barclays PLC 6.224% 5/9/2034 (d)	550,000	579,010
HSBC Holdings PLC 2.357% 8/18/2031 (d)	570,000	495,135
HSBC Holdings PLC 2.848% 6/4/2031 (d)	1,540,000	1,381,495
HSBC Holdings PLC 4.041% 3/13/2028 (d)	225,000	221,889
HSBC Holdings PLC 6.332% 3/9/2044 (d)	270,000	291,565
HSBC Holdings PLC 7.39% 11/3/2028 (d)	225,000	238,987
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	350,000	401,061
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	418,000	417,987
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)	408,000	415,227
		6,883,095
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC 6.45% 9/15/2037	176,000	197,999
Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 1.9% 2/15/2031 (b)	425,000	360,921
BAE Systems PLC 5.3% 3/26/2034 (b)	300,000	304,652
		665,573
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	169,167	152,973
TOTAL UNITED KINGDOM		9,970,240
UNITED STATES - 72.3%
Communication Services - 5.1%
Diversified Telecommunication Services - 1.3%
AT&T Inc 3.55% 9/15/2055	762,000	528,398
AT&T Inc 3.65% 9/15/2059	775,000	535,262
AT&T Inc 4.3% 2/15/2030	412,000	404,301
AT&T Inc 4.5% 5/15/2035	233,000	220,223
Verizon Communications Inc 2.55% 3/21/2031	312,000	274,480
Verizon Communications Inc 3.7% 3/22/2061	1,035,000	734,993
Verizon Communications Inc 4.4% 11/1/2034	322,000	305,753
		3,003,410
Media - 3.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)	443,000	405,371
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	228,000	147,552
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	980,000	609,985
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,498,000	1,465,056
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	338,000	285,433
Comcast Corp 2.937% 11/1/2056	235,000	141,502
Comcast Corp 5.5% 5/15/2064	180,000	172,065
Discovery Communications LLC 4.125% 5/15/2029	295,000	280,009
Time Warner Cable LLC 4.5% 9/15/2042	273,000	211,018
Time Warner Cable LLC 5.875% 11/15/2040	354,000	328,130
Time Warner Cable LLC 7.3% 7/1/2038	438,000	463,402
Warnermedia Holdings Inc 3.755% 3/15/2027	252,000	245,986
Warnermedia Holdings Inc 4.054% 3/15/2029	129,000	122,548
Warnermedia Holdings Inc 4.279% 3/15/2032	1,797,000	1,614,300
Warnermedia Holdings Inc 5.05% 3/15/2042	171,000	141,679
Warnermedia Holdings Inc 5.141% 3/15/2052	426,000	328,805
Warnermedia Holdings Inc 5.391% 3/15/2062	385,000	295,816
		7,258,657
Wireless Telecommunication Services - 0.8%
T-Mobile USA Inc 2.4% 3/15/2029	242,000	221,599
T-Mobile USA Inc 2.7% 3/15/2032	1,940,000	1,677,031
		1,898,630
TOTAL COMMUNICATION SERVICES		12,160,697

Consumer Discretionary - 2.9%
Automobiles - 1.3%
Ford Motor Co 3.25% 2/12/2032	750,000	625,996
Ford Motor Co 6.1% 8/19/2032	450,000	445,389
General Motors Co 5.4% 4/1/2048	500,000	443,777
General Motors Co 5.95% 4/1/2049	416,000	397,193
General Motors Financial Co Inc 3.1% 1/12/2032	400,000	345,352
General Motors Financial Co Inc 3.6% 6/21/2030	800,000	739,341
		2,997,048
Distributors - 0.0%
Genuine Parts Co 2.75% 2/1/2032	330,000	284,358
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	510,000	523,213
Specialty Retail - 1.4%
Advance Auto Parts Inc 1.75% 10/1/2027	338,000	304,287
AutoNation Inc 3.85% 3/1/2032	1,580,000	1,439,495
AutoNation Inc 4.75% 6/1/2030	19,000	18,693
Lowe's Cos Inc 4.25% 4/1/2052	180,000	145,151
Lowe's Cos Inc 5.15% 7/1/2033	1,050,000	1,064,206
Lowe's Cos Inc 5.625% 4/15/2053	250,000	247,802
		3,219,634
TOTAL CONSUMER DISCRETIONARY		7,024,253

Consumer Staples - 1.3%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	363,000	330,106
Consumer Staples Distribution & Retail - 0.1%
Dollar Tree Inc 4.2% 5/15/2028	230,000	226,233
Food Products - 0.1%
McCormick & Co Inc/MD 1.85% 2/15/2031	261,000	220,593
Smithfield Foods Inc 3% 10/15/2030 (b)	135,000	120,302
		340,895
Tobacco - 1.0%
Philip Morris International Inc 5.75% 11/17/2032	2,001,000	2,098,747
TOTAL CONSUMER STAPLES		2,995,981

Energy - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	560,000	557,794
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	560,000	544,520
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	624,000	650,603
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	64,000	66,848
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	19,000	20,236
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	34,000	36,818
DCP Midstream Operating LP 5.125% 5/15/2029	715,000	719,941
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	236,000	177,212
Energy Transfer LP 5% 5/15/2050	450,000	392,463
Energy Transfer LP 5.4% 10/1/2047	316,000	292,050
Energy Transfer LP 5.8% 6/15/2038	123,000	124,746
Energy Transfer LP 6% 6/15/2048	257,000	255,497
Energy Transfer LP 6.55% 12/1/2033	510,000	551,016
EnLink Midstream LLC 5.65% 9/1/2034	986,000	995,761
Enterprise Products Operating LLC 4.9% 5/15/2046	183,000	167,375
Eqt Corp 5.75% 2/1/2034	1,025,000	1,047,585
Hess Corp 4.3% 4/1/2027	354,000	351,633
Hess Corp 5.6% 2/15/2041	410,000	415,214
Hess Corp 5.8% 4/1/2047	240,000	247,613
Hess Corp 6% 1/15/2040	405,000	433,512
Occidental Petroleum Corp 5.2% 8/1/2029	161,000	161,822
Occidental Petroleum Corp 5.375% 1/1/2032	474,000	470,501
Occidental Petroleum Corp 5.55% 10/1/2034	149,000	147,115
Ovintiv Inc 7.2% 11/1/2031	270,000	295,494
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	280,000	263,706
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	360,000	316,085
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	1,100,000	1,122,454
Targa Resources Corp 5.5% 2/15/2035	686,000	688,400
Targa Resources Corp 5.55% 8/15/2035	600,000	602,541
Western Gas Partners LP 4.05% 2/1/2030 (e)	2,004,000	1,909,099
Western Gas Partners LP 5.3% 3/1/2048	270,000	237,884
Williams Cos Inc/The 4.65% 8/15/2032	1,463,000	1,417,802
Williams Cos Inc/The 5.3% 8/15/2052	57,000	53,521
Williams Cos Inc/The 5.75% 6/24/2044	360,000	361,251
		16,096,112
Financials - 26.3%
Banks - 11.4%
Bank of America Corp 2.676% 6/19/2041 (d)	619,000	444,564
Bank of America Corp 2.884% 10/22/2030 (d)	287,000	264,058
Bank of America Corp 3.194% 7/23/2030 (d)	495,000	463,365
Bank of America Corp 4.571% 4/27/2033 (d)	2,500,000	2,420,677
Bank of America Corp 5.015% 7/22/2033 (d)	640,000	638,721
Bank of America Corp 5.468% 1/23/2035 (d)	800,000	813,560
Bank of America Corp 5.872% 9/15/2034 (d)	660,000	690,958
Citigroup Inc 2.572% 6/3/2031 (d)	196,000	174,600
Citigroup Inc 2.666% 1/29/2031 (d)	307,000	276,813
Citigroup Inc 4.91% 5/24/2033 (d)	295,000	289,994
Citigroup Inc 6.174% 5/25/2034 (d)	541,000	557,905
Citigroup Inc 6.27% 11/17/2033 (d)	550,000	587,407
Citizens Financial Group Inc 2.638% 9/30/2032	337,000	280,043
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	200,000	201,707
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	844,000	862,812
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	587,000	631,990
Fifth Third Bancorp 8.25% 3/1/2038	245,000	301,125
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	1,368,000	1,135,569
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	1,160,000	1,209,979
JPMorgan Chase & Co 2.522% 4/22/2031 (d)	456,000	408,812
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	467,000	424,471
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	791,000	784,820
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	890,000	886,769
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	897,000	881,991
JPMorgan Chase & Co 4.95% 6/1/2045	204,000	190,249
JPMorgan Chase & Co 5.294% 7/22/2035 (d)	360,000	363,295
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,240,000	2,318,219
JPMorgan Chase & Co 6.254% 10/23/2034 (d)	440,000	474,063
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	500,000	508,837
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (d)	450,000	454,716
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	500,000	512,078
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	400,000	411,053
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (d)	890,000	988,641
Santander Holdings USA Inc 6.565% 6/12/2029 (d)	60,000	62,724
Truist Financial Corp 5.711% 1/24/2035 (d)	900,000	925,622
Wells Fargo & Co 4.478% 4/4/2031 (d)	432,000	424,472
Wells Fargo & Co 4.65% 11/4/2044	1,464,000	1,278,679
Wells Fargo & Co 5.244% 1/24/2031 (d)	346,000	351,667
Wells Fargo & Co 5.389% 4/24/2034 (d)	1,000,000	1,011,777
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,300,000	1,321,342
		27,230,144
Capital Markets - 5.7%
Ares Capital Corp 2.15% 7/15/2026	335,000	323,174
Ares Strategic Income Fund 5.6% 2/15/2030 (b)	600,000	598,733
Ares Strategic Income Fund 5.7% 3/15/2028 (b)	542,000	545,945
Ares Strategic Income Fund 6.2% 3/21/2032 (b)	240,000	242,646
Ares Strategic Income Fund 6.35% 8/15/2029 (b)	560,000	575,959
Athene Global Funding 1.985% 8/19/2028 (b)	380,000	345,084
Athene Global Funding 2.5% 3/24/2028 (b)	340,000	317,222
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)	348,000	252,229
Blackstone Private Credit Fund 6% 1/29/2032	600,000	599,096
GA Global Funding Trust 5.4% 1/13/2030 (b)	427,000	436,227
GA Global Funding Trust 5.9% 1/13/2035 (b)	600,000	614,537
HPS Corporate Lending Fund 5.45% 1/14/2028 (b)	298,000	298,856
HPS Corporate Lending Fund 5.95% 4/14/2032 (b)	600,000	602,937
HPS Corporate Lending Fund 6.75% 1/30/2029	761,000	790,878
Morgan Stanley 1.794% 2/13/2032 (d)	434,000	363,555
Morgan Stanley 2.239% 7/21/2032 (d)	1,750,000	1,489,502
Morgan Stanley 2.699% 1/22/2031 (d)	286,000	258,877
Morgan Stanley 4.431% 1/23/2030 (d)	410,000	404,695
Morgan Stanley 4.654% 10/18/2030 (d)	1,200,000	1,188,676
Morgan Stanley 5.23% 1/15/2031 (d)	500,000	507,710
Morgan Stanley 5.32% 7/19/2035 (d)	800,000	803,092
Nuveen LLC 5.55% 1/15/2030 (b)	110,000	113,206
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,170,000	1,178,342
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	317,000	319,626
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	299,000	299,493
		13,470,297
Consumer Finance - 1.4%
Ally Financial Inc 2.2% 11/2/2028	254,000	230,769
Ally Financial Inc 5.543% 1/17/2031 (d)	36,000	36,180
American Express Co 5.085% 1/30/2031 (d)	168,000	170,091
Capital One Financial Corp 5.247% 7/26/2030 (d)	321,000	325,015
Capital One Financial Corp 5.468% 2/1/2029 (d)	404,000	411,753
Capital One Financial Corp 6.312% 6/8/2029 (d)	390,000	406,303
Capital One Financial Corp 7.624% 10/30/2031 (d)	170,000	190,349
Ford Motor Credit Co LLC 3.375% 11/13/2025	615,000	606,969
Ford Motor Credit Co LLC 4.95% 5/28/2027	400,000	395,576
Ford Motor Credit Co LLC 6.798% 11/7/2028	440,000	456,795
		3,229,800
Financial Services - 3.6%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	459,000	461,042
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	450,000	476,649
Corebridge Financial Inc 3.65% 4/5/2027	95,000	93,220
Corebridge Financial Inc 3.85% 4/5/2029	983,000	947,682
Corebridge Financial Inc 3.9% 4/5/2032	241,000	223,975
Corebridge Financial Inc 4.35% 4/5/2042	25,000	21,484
Corebridge Financial Inc 4.4% 4/5/2052	95,000	78,660
Equitable Holdings Inc 4.35% 4/20/2028	747,000	739,006
Equitable Holdings Inc 5% 4/20/2048	296,000	273,088
Essent Group Ltd 6.25% 7/1/2029	500,000	516,112
Jackson Financial Inc 3.125% 11/23/2031	420,000	368,055
Jackson Financial Inc 4% 11/23/2051	365,000	259,056
Jackson Financial Inc 5.17% 6/8/2027	84,000	84,861
Jackson Financial Inc 5.67% 6/8/2032	90,000	91,898
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,000,000	960,508
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	435,000	373,781
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052	405,000	318,022
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	530,000	533,679
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	340,000	345,604
Rexford Industrial Realty LP 2.15% 9/1/2031	289,000	243,607
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	160,000	162,589
Sixth Street Lending Partners 6.5% 3/11/2029	688,000	709,527
Voya Financial Inc 4.7% 1/23/2048 (d)	423,000	401,677
		8,683,782
Insurance - 4.2%
200 Park Funding Trust 5.74% 2/15/2055 (b)	600,000	606,458
AmFam Holdings Inc 2.805% 3/11/2031 (b)	670,000	549,432
Arthur J Gallagher & Co 4.85% 12/15/2029	36,000	36,145
Arthur J Gallagher & Co 5% 2/15/2032	72,000	72,015
Arthur J Gallagher & Co 5.15% 2/15/2035	500,000	497,657
Arthur J Gallagher & Co 5.55% 2/15/2055	362,000	355,704
Assurant Inc 2.65% 1/15/2032	420,000	356,358
Athene Holding Ltd 3.45% 5/15/2052	880,000	583,296
Athene Holding Ltd 5.875% 1/15/2034	687,000	706,627
Athene Holding Ltd 6.65% 2/1/2033	613,000	658,126
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	510,000	464,258
Liberty Mutual Group Inc 5.5% 6/15/2052 (b)	829,000	787,206
Marsh & McLennan Cos Inc 6.25% 11/1/2052	330,000	362,953
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	273,000	185,495
Pacific LifeCorp 5.125% 1/30/2043 (b)	309,000	295,444
Pine Street Trust III 6.223% 5/15/2054 (b)	800,000	838,914
Reinsurance Group of America Inc 3.9% 5/15/2029	270,000	261,320
Reinsurance Group of America Inc 5.75% 9/15/2034	600,000	615,681
Selective Insurance Group Inc 5.9% 4/15/2035	386,000	394,268
Unum Group 4.125% 6/15/2051	1,190,000	917,847
Willis North America Inc 5.35% 5/15/2033	295,000	298,605
Willis North America Inc 5.9% 3/5/2054	100,000	100,968
		9,944,777
TOTAL FINANCIALS		62,558,800

Health Care - 5.6%
Biotechnology - 0.9%
AbbVie Inc 4.55% 3/15/2035	231,000	223,758
Amgen Inc 5.25% 3/2/2033	88,000	89,359
Amgen Inc 5.65% 3/2/2053	341,000	341,913
Amgen Inc 5.75% 3/2/2063	75,000	75,108
Gilead Sciences Inc 5.5% 11/15/2054	600,000	608,385
Gilead Sciences Inc 5.6% 11/15/2064	720,000	730,914
		2,069,437
Health Care Providers & Services - 4.0%
Centene Corp 2.625% 8/1/2031	1,020,000	859,415
Centene Corp 3% 10/15/2030	294,000	257,109
Centene Corp 4.25% 12/15/2027	160,000	155,689
Centene Corp 4.625% 12/15/2029	1,590,000	1,527,147
Cigna Group/The 3.4% 3/15/2050	397,000	273,370
Cigna Group/The 4.8% 8/15/2038	1,276,000	1,199,193
Cigna Group/The 4.9% 12/15/2048	400,000	353,361
CVS Health Corp 4.78% 3/25/2038	926,000	840,133
CVS Health Corp 4.875% 7/20/2035	134,000	126,669
CVS Health Corp 5% 1/30/2029	65,000	65,300
CVS Health Corp 5.25% 1/30/2031	26,000	26,197
CVS Health Corp 5.3% 6/1/2033	330,000	327,686
CVS Health Corp 5.875% 6/1/2053	690,000	664,793
CVS Health Corp 6% 6/1/2063	80,000	76,913
HCA Inc 3.375% 3/15/2029	480,000	453,109
HCA Inc 3.625% 3/15/2032	200,000	181,024
HCA Inc 4.625% 3/15/2052	280,000	227,567
Humana Inc 5.375% 4/15/2031	385,000	388,301
Icon Investments Six DAC 5.849% 5/8/2029	340,000	351,068
Icon Investments Six DAC 6% 5/8/2034	397,000	409,754
Sabra Health Care LP 3.2% 12/1/2031	615,000	540,916
Universal Health Services Inc 2.65% 1/15/2032	275,000	231,632
		9,536,346
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 5.2% 2/22/2034	400,000	407,710
Bristol-Myers Squibb Co 5.55% 2/22/2054	275,000	276,181
Bristol-Myers Squibb Co 5.65% 2/22/2064	670,000	672,154
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	372,000	378,986
		1,735,031
TOTAL HEALTH CARE		13,340,814

Industrials - 3.8%
Aerospace & Defense - 2.2%
Boeing Co 3.625% 2/1/2031	1,535,000	1,418,350
Boeing Co 5.04% 5/1/2027	558,000	560,039
Boeing Co 5.15% 5/1/2030	1,008,000	1,009,196
Boeing Co 5.805% 5/1/2050	200,000	192,915
Boeing Co 6.298% 5/1/2029	61,000	63,912
Boeing Co 6.388% 5/1/2031	366,000	389,939
Boeing Co 6.528% 5/1/2034	49,000	52,491
Boeing Co 6.858% 5/1/2054	244,000	268,810
Boeing Co 7.008% 5/1/2064	240,000	265,880
Hexcel Corp 5.875% 2/26/2035	150,000	154,471
RTX Corp 6.1% 3/15/2034	350,000	376,085
RTX Corp 6.4% 3/15/2054	350,000	390,875
		5,142,963
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	18,000	19,026
Carrier Global Corp 6.2% 3/15/2054	11,000	11,968
		30,994
Ground Transportation - 0.0%
CSX Corp 4.75% 11/15/2048	282,000	256,852
Machinery - 1.0%
AGCO Corp 5.8% 3/21/2034	469,000	476,914
Ingersoll Rand Inc 5.314% 6/15/2031	500,000	512,010
Ingersoll Rand Inc 5.45% 6/15/2034	770,000	785,427
Ingersoll Rand Inc 5.7% 8/14/2033	514,000	534,047
		2,308,398
Passenger Airlines - 0.3%
American Airlines 2017-2 Class B equipment trust certificate 3.7% 4/15/2027	268,763	266,276
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	122,851	117,328
American Airlines Inc equipment trust certificate 3.75% 4/15/2027	93,422	92,358
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	59,677	58,999
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	107,686	103,248
		638,209
Professional Services - 0.1%
Booz Allen Hamilton Inc 5.95% 8/4/2033	298,000	304,492
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	488,000	477,783
TOTAL INDUSTRIALS		9,159,691

Information Technology - 4.7%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 3.45% 12/15/2051	306,000	212,793
Vontier Corp 2.95% 4/1/2031	1,182,000	1,029,101
		1,241,894
IT Services - 0.7%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	544,000	524,012
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	217,000	216,824
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	970,000	965,470
		1,706,306
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom Inc 2.45% 2/15/2031 (b)	175,000	153,737
Broadcom Inc 2.6% 2/15/2033 (b)	1,302,000	1,101,897
Broadcom Inc 3.5% 2/15/2041 (b)	363,000	289,868
Broadcom Inc 5.15% 11/15/2031	1,190,000	1,210,521
Marvell Technology Inc 2.95% 4/15/2031	1,000,000	896,160
Marvell Technology Inc 5.75% 2/15/2029	260,000	268,886
Marvell Technology Inc 5.95% 9/15/2033	205,000	215,929
Micron Technology Inc 2.703% 4/15/2032	605,000	518,890
Micron Technology Inc 4.185% 2/15/2027	321,000	318,726
Micron Technology Inc 5.3% 1/15/2031	556,000	563,545
Micron Technology Inc 5.8% 1/15/2035	600,000	619,649
		6,157,808
Software - 0.9%
AppLovin Corp 5.125% 12/1/2029	250,000	252,351
AppLovin Corp 5.375% 12/1/2031	700,000	714,408
Oracle Corp 2.875% 3/25/2031	140,000	125,367
Oracle Corp 3.95% 3/25/2051	300,000	226,091
Oracle Corp 4.3% 7/8/2034	227,000	212,671
Roper Technologies Inc 2.95% 9/15/2029	389,000	361,862
Roper Technologies Inc 4.75% 2/15/2032	180,000	178,395
		2,071,145
TOTAL INFORMATION TECHNOLOGY		11,177,153

Materials - 1.9%
Chemicals - 1.9%
Celanese US Holdings LLC 6.415% 7/15/2027 (d)	1,420,000	1,455,417
Celanese US Holdings LLC 6.6% 11/15/2028 (d)	82,000	85,109
Celanese US Holdings LLC 6.8% 11/15/2030 (d)	204,000	215,225
Celanese US Holdings LLC 6.95% 11/15/2033 (d)	809,000	865,068
Dow Chemical Co/The 5.15% 2/15/2034	750,000	745,314
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	442,000	410,636
International Flavors & Fragrances Inc 3.468% 12/1/2050 (b)	682,000	462,202
LYB International Finance III LLC 2.25% 10/1/2030	218,000	189,967
		4,428,938
Real Estate - 5.8%
Diversified REITs - 1.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	794,000	792,026
Piedmont Operating Partnership LP 2.75% 4/1/2032	53,000	42,996
Piedmont Operating Partnership LP 6.875% 7/15/2029	100,000	103,783
Store Capital LLC 2.7% 12/1/2031	330,000	281,580
Store Capital LLC 2.75% 11/18/2030	67,000	58,641
VICI Properties LP 4.75% 2/15/2028	348,000	348,354
VICI Properties LP 4.95% 2/15/2030	810,000	804,976
VICI Properties LP 5.125% 11/15/2031	200,000	198,337
VICI Properties LP 5.125% 5/15/2032	157,000	154,682
Vornado Realty LP 2.15% 6/1/2026	73,000	70,001
Vornado Realty LP 3.4% 6/1/2031	165,000	141,237
		2,996,613
Health Care REITs - 1.2%
Omega Healthcare Investors Inc 3.25% 4/15/2033	394,000	338,061
Omega Healthcare Investors Inc 3.625% 10/1/2029	1,437,000	1,348,220
Ventas Realty LP 3% 1/15/2030	1,247,000	1,149,435
		2,835,716
Office REITs - 0.6%
COPT Defense Properties LP 2% 1/15/2029	278,000	247,745
COPT Defense Properties LP 2.75% 4/15/2031	550,000	473,547
Hudson Pacific Properties LP 3.95% 11/1/2027	317,000	285,506
Hudson Pacific Properties LP 5.95% 2/15/2028	355,000	314,562
		1,321,360
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 8.3% 3/15/2028	103,000	108,954
Brandywine Operating Partnership LP 8.875% 4/12/2029	141,000	151,100
Tanger Properties LP 2.75% 9/1/2031	373,000	322,561
Tanger Properties LP 3.125% 9/1/2026	410,000	400,709
		983,324
Residential REITs - 1.3%
American Homes 4 Rent LP 5.5% 7/15/2034	217,000	219,204
Invitation Homes Operating Partnership LP 2% 8/15/2031	395,000	330,252
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	103,000	96,692
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	444,000	429,071
Sun Communities Operating LP 2.3% 11/1/2028	1,120,000	1,031,610
Sun Communities Operating LP 2.7% 7/15/2031	445,000	386,505
Sun Communities Operating LP 4.2% 4/15/2032	280,000	262,502
Sun Communities Operating LP 5.7% 1/15/2033	450,000	460,666
		3,216,502
Retail REITs - 1.0%
Agree LP 4.8% 10/1/2032	561,000	549,766
Agree LP 5.625% 6/15/2034	500,000	512,783
Brixmor Operating Partnership LP 4.05% 7/1/2030	509,000	488,158
Brixmor Operating Partnership LP 4.125% 5/15/2029	365,000	354,718
Kite Realty Group LP 5.5% 3/1/2034	33,000	33,439
Kite Realty Group Trust 4.75% 9/15/2030	257,000	254,120
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	100,000	96,110
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	35,000	35,739
Realty Income Corp 2.2% 6/15/2028	27,000	25,066
		2,349,899
Specialized REITs - 0.0%
Crown Castle Inc 2.25% 1/15/2031	233,000	200,638
TOTAL REAL ESTATE		13,904,052

Utilities - 8.1%
Electric Utilities - 6.1%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,301,000	2,264,326
Cleco Corporate Holdings LLC 4.973% 5/1/2046	476,000	415,673
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	224,000	215,470
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	600,000	602,910
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	600,000	590,822
Duke Energy Corp 4.5% 8/15/2032	1,860,000	1,801,443
Duke Energy Corp 5% 8/15/2052	550,000	490,872
Duke Energy Indiana LLC 4.9% 7/15/2043	88,000	81,560
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	86,000	75,803
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	447,000	382,716
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	250,000	242,111
Exelon Corp 3.35% 3/15/2032	1,978,000	1,785,470
Exelon Corp 4.05% 4/15/2030	240,000	232,070
Exelon Corp 4.1% 3/15/2052	213,000	167,285
FirstEnergy Corp 2.25% 9/1/2030	639,000	556,602
FirstEnergy Corp 2.65% 3/1/2030	500,000	450,624
FirstEnergy Transmission LLC 2.866% 9/15/2028 (b)	980,000	919,600
Georgia Power Co 5.25% 3/15/2034	550,000	556,596
IPALCO Enterprises Inc 5.75% 4/1/2034	235,000	240,287
ITC Holdings Corp 5.65% 5/9/2034 (b)	800,000	820,282
Pacific Gas and Electric Co 5.9% 10/1/2054	682,000	666,858
PPL Capital Funding Inc 5.25% 9/1/2034	476,000	475,509
Southern Co/The 4.85% 6/15/2028	300,000	303,076
Southern Co/The 5.7% 3/15/2034	126,000	130,508
Virginia Electric and Power Co 5.55% 8/15/2054	158,000	156,691
		14,625,164
Gas Utilities - 0.5%
Southern Co Gas Capital Corp 3.15% 9/30/2051	416,000	274,957
Southern Co Gas Capital Corp 4.4% 5/30/2047	204,000	170,607
Southern Co Gas Capital Corp 5.75% 9/15/2033	700,000	725,904
		1,171,468
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 2.45% 1/15/2031	1,160,000	993,159
AES Corp/The 3.95% 7/15/2030 (b)	232,000	218,342
		1,211,501
Multi-Utilities - 1.0%
NiSource Inc 3.6% 5/1/2030	820,000	777,100
NiSource Inc 3.95% 3/30/2048	426,000	334,520
NiSource Inc 4.8% 2/15/2044	268,000	242,665
Puget Energy Inc 4.1% 6/15/2030	534,000	509,260
Puget Energy Inc 4.224% 3/15/2032	210,000	195,826
Sempra 3.8% 2/1/2038	282,000	233,264
		2,292,635
TOTAL UTILITIES		19,300,768

TOTAL UNITED STATES		172,147,259
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $223,758,536)		216,946,812

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (d)	255,000	250,419
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 4.375% (b)(d)(f)	265,000	232,314
UBS Group AG 4.875% (b)(d)(f)	570,000	554,414

TOTAL SWITZERLAND		786,728
TOTAL PREFERRED SECURITIES (Cost $1,100,949)		1,037,147

U.S. Treasury Obligations - 6.3%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 5/15/2053	3.84 to 4.01	200,000	171,516
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.08	300,000	281,332
US Treasury Bonds 4.25% 2/15/2054	4.08 to 4.79	374,000	358,762
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.80	7,240,000	6,957,188
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.90	3,633,100	3,642,750
US Treasury Bonds 4.625% 2/15/2055	4.47	890,000	910,999
US Treasury Bonds 4.625% 5/15/2054	4.26 to 4.64	1,580,000	1,613,637
US Treasury Notes 3.875% 8/15/2034	3.66 to 4.56	900,000	877,531
US Treasury Notes 4.5% 11/15/2033	3.79 to 3.90	140,000	143,341
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,002,737)			14,957,056

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $3,327,397)	4.35	3,326,792	3,327,458

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $245,167,492)	238,225,824
NET OTHER ASSETS (LIABILITIES) - 0.1%	158,074
NET ASSETS - 100.0%	238,383,898

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,934,714 or 19.3% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,386,657	30,715,171	31,774,371	64,194	-	1	3,327,458	3,326,792	0.0%
Total	4,386,657	30,715,171	31,774,371	64,194	-	1	3,327,458	3,326,792

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,504,262	-	1,504,262	-

Bank Notes
Financials	352,464	-	352,464	-

Commercial Mortgage Securities	100,625	-	100,625	-

Non-Convertible Corporate Bonds
Communication Services	12,832,460	-	12,832,460	-
Consumer Discretionary	7,797,241	-	7,797,241	-
Consumer Staples	6,037,342	-	6,037,342	-
Energy	19,971,629	-	19,971,629	-
Financials	87,279,117	-	87,279,117	-
Health Care	15,642,254	-	15,642,254	-
Industrials	13,684,677	-	13,684,677	-
Information Technology	11,177,153	-	11,177,153	-
Materials	6,501,881	-	6,501,881	-
Real Estate	13,904,052	-	13,904,052	-
Utilities	22,119,006	-	22,119,006	-

Preferred Securities
Energy	250,419	-	250,419	-
Financials	786,728	-	786,728	-

U.S. Treasury Obligations	14,957,056	-	14,957,056	-

Money Market Funds	3,327,458	3,327,458	-	-
Total Investments in Securities:	238,225,824	3,327,458	234,898,366	-
Fidelity® Corporate Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $241,840,095)	$234,898,366
Fidelity Central Funds (cost $3,327,397)	3,327,458

Total Investment in Securities (cost $245,167,492)		$238,225,824
Dividends receivable		3,104
Interest receivable		2,837,669
Distributions receivable from Fidelity Central Funds		4,584
Total assets		241,071,181
Liabilities
Payable for investments purchased	$1,778,129
Distributions payable	838,300
Accrued management fee	70,854
Total liabilities		2,687,283
Net Assets		$238,383,898
Net Assets consist of:
Paid in capital		$260,267,732
Total accumulated earnings (loss)		(21,883,834)
Net Assets		$238,383,898
Net Asset Value, offering price and redemption price per share ($238,383,898 ÷ 5,050,000 shares)		$47.20
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$28,747
Interest		5,616,785
Income from Fidelity Central Funds		64,194
Total income		5,709,726
Expenses
Management fee	$426,110
Total expenses before reductions	426,110
Expense reductions	(565)
Total expenses after reductions		425,545
Net Investment income (loss)		5,284,181
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,241,332)
Redemptions in-kind	(369,683)
Total net realized gain (loss)		(1,611,015)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(362,776)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(362,775)
Net gain (loss)		(1,973,790)
Net increase (decrease) in net assets resulting from operations		$3,310,391
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,284,181	$8,675,767
Net realized gain (loss)	(1,611,015)	(4,709,224)
Change in net unrealized appreciation (depreciation)	(362,775)	16,071,905
Net increase (decrease) in net assets resulting from operations	3,310,391	20,038,448
Distributions to shareholders	(5,252,650)	(8,633,650)

Share transactions
Proceeds from sales of shares	23,724,643	52,183,444
Cost of shares redeemed	(9,326,177)	(9,007,516)

Net increase (decrease) in net assets resulting from share transactions	14,398,466	43,175,928
Total increase (decrease) in net assets	12,456,207	54,580,726

Net Assets
Beginning of period	225,927,691	171,346,965
End of period	$238,383,898	$225,927,691

Other Information
Shares
Sold	500,000	1,150,000
Redeemed	(200,000)	(200,000)
Net increase (decrease)	300,000	950,000

Financial Highlights
Fidelity® Corporate Bond ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$47.56	$45.09	$46.23	$56.09	$55.93	$53.26
Income from Investment Operations
Net investment income (loss) A,B	1.051	1.952	1.663	1.339	1.321	1.546
Net realized and unrealized gain (loss)	(.370)	2.442	(1.142)	(9.824)	.387	2.655
Total from investment operations	.681	4.394	.521	(8.485)	1.708	4.201
Distributions from net investment income	(1.041)	(1.924)	(1.661)	(1.375)	(1.308)	(1.531)
Distributions from net realized gain	-	-	-	-	(.244)	-
Total distributions	(1.041)	(1.924)	(1.661)	(1.375)	(1.552)	(1.531)
Net asset value, end of period	$47.20	$47.56	$45.09	$46.23	$56.09	$55.93
Total Return C,D,E	1.47%	10.00%	1.19%	(15.30)%	3.11%	8.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36% H	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36 % H	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% H	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.50% H	4.27%	3.68%	2.60%	2.38%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$238,384	$225,928	$171,347	$159,490	$294,461	$206,932
Portfolio turnover rate I,J	40 % H	29%	28%	32%	26%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Investment Grade Bond ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 7.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	250,000	251,604
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	250,000	250,968
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)	250,000	251,217
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	250,000	250,833
TOTAL BAILIWICK OF JERSEY		1,004,622
GRAND CAYMAN (UK OVERSEAS TER) - 4.1%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	250,000	251,125
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	250,000	251,597
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	250,000	250,702
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0432% 1/20/2037 (b)(c)(d)	250,000	251,599
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	250,000	251,125
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	250,000	252,230
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	250,000	251,478
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 1.2% 1/25/2038 (b)(c)(d)	120,000	119,999
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	250,000	249,999
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	250,000	251,159
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8329% 4/17/2037 (b)(c)(d)	250,000	250,993
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	250,000	251,250
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	250,000	250,420
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	250,000	251,893
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	250,000	252,092
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	250,000	250,098
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)	250,000	250,301
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	250,000	251,584
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	250,000	250,895
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	250,000	251,534
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	250,000	251,574
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	250,000	251,415
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	250,000	251,507
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	250,000	251,443
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	250,000	251,066
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	250,000	250,125
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	250,000	251,194
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	250,000	250,414
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)(e)	250,000	249,999
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	250,000	251,125
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	250,000	250,465
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(c)	113,992	109,640
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		7,762,040
IRELAND - 0.1%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	233,971	236,388
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/18/2037 (b)(c)(d)	250,000	251,610
UNITED STATES - 3.0%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	240,170	246,721
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	240,170	246,721
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	250,000	255,000
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	120,759	114,289
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	250,000	250,900
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	250,000	251,202
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	250,000	253,400
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (b)	220,000	224,131
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	343,071	317,735
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	100,000	100,064
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	46,500	45,589
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (b)	47,250	46,211
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	48,375	42,173
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	319,275	305,012
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (b)	133,515	122,881
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	94,750	93,623
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (b)	48,000	45,506
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (b)	141,985	131,319
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (b)	48,625	43,705
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	250,000	251,604
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	250,000	251,250
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	250,000	254,150
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	100,000	100,780
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (b)	120,000	120,831
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	250,000	250,599
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	250,000	251,418
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	164,001	160,080
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (b)	133,650	132,536
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	100,000	101,729
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	48,625	47,150
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	48,878	51,096
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	93,765	95,780
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	55,860	57,731
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	108,728	110,489
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	112,718	112,192
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	215,460	216,027
TOTAL UNITED STATES		5,701,624
TOTAL ASSET-BACKED SECURITIES (Cost $14,823,732)		14,956,284

Commercial Mortgage Securities - 3.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.9%
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2965% 9/15/2056 (c)	14,000	14,906
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	94,883	94,912
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9534% 6/15/2041 (b)(c)(d)	100,000	100,000
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (b)(c)	231,000	232,696
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (b)(c)	100,000	102,148
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	44,000	44,055
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	529,198	529,860
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	100,000	99,484
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	100,000	99,438
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	100,000	99,312
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(c)(d)	12,491	12,495
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	122,848	122,617
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6242% 2/15/2039 (b)(c)(d)	95,900	95,721
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	71,601	71,758
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	129,000	128,960
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(c)	88,638	88,804
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (b)(c)	500,000	462,822
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	51,000	50,936
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)	22,860	22,810
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	403,299	402,291
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2519% 4/15/2037 (b)(c)(d)	7,000	7,002
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	169,057	169,268
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0034% 4/15/2041 (b)(c)(d)	84,528	84,555
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	97,201	97,354
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1034% 2/15/2039 (b)(c)(d)	97,201	97,322
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(c)(d)	86,470	86,524
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2527% 3/15/2041 (b)(c)(d)	86,470	86,524
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	122,000	121,771
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	382,000	381,523
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	56,000	55,930
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8668% 3/15/2030 (b)(c)(d)	79,000	78,901
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	94,245	89,910
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(c)	100,000	102,398
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	86,758	86,811
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	86,758	86,813
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	86,758	86,867
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	100,000	99,375
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	100,000	99,474
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	70,000	69,300
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2274% 4/15/2038 (b)(c)(d)	112,133	112,028
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	42,526	42,713
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(c)(d)	80,000	80,350
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	223,822	222,703
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	9,316	9,275
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	296,769	296,212
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(c)(d)	179,316	178,980
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0045% 11/15/2038 (b)(c)(d)	537,949	536,941
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	335,000	335,105
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d)	100,000	100,626
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3037% 12/15/2039 (b)(c)(d)	670,000	670,826
TOTAL UNITED STATES		7,449,406
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,427,360)		7,449,406

Non-Convertible Corporate Bonds - 24.4%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	125,000	124,993
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 5.786% 1/13/2033 (b)(c)	166,000	170,228
Societe Generale SA 5.5% 4/13/2029 (b)(c)	240,000	242,926

TOTAL FRANCE		413,154
GERMANY - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG/New York NY 4.1% 1/13/2026	100,000	99,417
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	540,000	537,490
		636,907
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	45,000	43,820
TOTAL GERMANY		680,727
IRELAND - 0.8%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	819,000	769,208
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	150,000	153,513
		922,721
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	400,000	398,888
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	161,000	166,847
		565,735
TOTAL IRELAND		1,488,456
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	946,000	803,059
Petroleos Mexicanos 7.69% 1/23/2050	674,000	509,140

TOTAL MEXICO		1,312,199
NETHERLANDS - 0.3%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(c)	500,000	502,608
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 5.428% 2/8/2030 (b)(c)	40,000	40,782
UBS Group AG 6.246% 9/22/2029 (b)(c)	845,000	885,251

TOTAL SWITZERLAND		926,033
UNITED KINGDOM - 0.8%
Financials - 0.8%
Banks - 0.8%
Barclays PLC 5.69% 3/12/2030 (c)	40,000	41,001
Barclays PLC 6.49% 9/13/2029 (c)	845,000	888,280
NatWest Group PLC 3.073% 5/22/2028 (c)	718,000	693,318

TOTAL UNITED KINGDOM		1,622,599
UNITED STATES - 20.8%
Communication Services - 2.6%
Diversified Telecommunication Services - 0.9%
AT&T Inc 2.55% 12/1/2033	657,000	540,849
AT&T Inc 3.65% 9/15/2059	3,000	2,072
AT&T Inc 4.3% 2/15/2030	310,000	304,207
Verizon Communications Inc 2.355% 3/15/2032	599,000	507,615
Verizon Communications Inc 3.15% 3/22/2030	228,000	212,362
Verizon Communications Inc 4.78% 2/15/2035 (b)	80,000	78,117
		1,645,222
Entertainment - 0.0%
Walt Disney Co/The 2.65% 1/13/2031	186,000	167,381
Media - 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,312,000	1,064,479
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	465,000	402,903
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	20,000	19,877
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	40,000	33,779
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	36,000	37,180
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	24,000	24,873
Discovery Communications LLC 3.625% 5/15/2030	3,000	2,726
Time Warner Cable LLC 5.5% 9/1/2041	60,000	53,055
Warnermedia Holdings Inc 3.638% 3/15/2025	3,000	2,998
Warnermedia Holdings Inc 3.755% 3/15/2027	3,000	2,928
Warnermedia Holdings Inc 4.054% 3/15/2029	2,000	1,900
Warnermedia Holdings Inc 4.279% 3/15/2032	998,000	896,534
Warnermedia Holdings Inc 5.05% 3/15/2042	3,000	2,486
Warnermedia Holdings Inc 5.141% 3/15/2052	72,000	55,573
		2,601,291
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.875% 4/15/2030	45,000	43,093
T-Mobile USA Inc 4.2% 10/1/2029	400,000	392,098
T-Mobile USA Inc 4.5% 4/15/2050	126,000	106,576
		541,767
Consumer Discretionary - 0.8%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	5,000	5,122
Distributors - 0.2%
Genuine Parts Co 4.95% 8/15/2029	300,000	300,553
Leisure Products - 0.0%
Brunswick Corp/DE 5.85% 3/18/2029	125,000	128,239
Specialty Retail - 0.6%
AutoZone Inc 6.25% 11/1/2028	410,000	431,701
Lowe's Cos Inc 3.35% 4/1/2027	2,000	1,956
Lowe's Cos Inc 3.75% 4/1/2032	662,000	617,814
Lowe's Cos Inc 4.25% 4/1/2052	10,000	8,064
Lowe's Cos Inc 4.45% 4/1/2062	10,000	8,009
		1,067,544
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032	18,000	15,703
TOTAL CONSUMER DISCRETIONARY		1,517,161

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5.5% 9/15/2054	300,000	291,462
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	3,000	3,128
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	35,000	36,558
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	3,000	3,195
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	5,000	5,414
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	3,000	3,304
Energy Transfer LP 4.95% 6/15/2028	148,000	149,047
Energy Transfer LP 5.25% 7/1/2029	23,000	23,348
Energy Transfer LP 5.6% 9/1/2034	120,000	121,752
Energy Transfer LP 5.75% 2/15/2033	573,000	589,812
Hess Corp 4.3% 4/1/2027	155,000	153,963
Hess Corp 5.6% 2/15/2041	57,000	57,725
MPLX LP 4.8% 2/15/2029	148,000	148,059
Occidental Petroleum Corp 5.2% 8/1/2029	73,000	73,373
Occidental Petroleum Corp 5.375% 1/1/2032	93,000	92,313
Occidental Petroleum Corp 7.5% 5/1/2031	517,000	572,788
ONEOK Inc 4.25% 9/24/2027	32,000	31,691
ONEOK Inc 4.4% 10/15/2029	33,000	32,385
ONEOK Inc 4.75% 10/15/2031	65,000	63,946
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	516,000	487,820
Western Gas Partners LP 4.05% 2/1/2030 (f)	697,000	663,993
Williams Cos Inc/The 4.65% 8/15/2032	119,000	115,324
Williams Cos Inc/The 4.8% 11/15/2029	148,000	148,014
Williams Cos Inc/The 5.3% 8/15/2052	2,000	1,878
		3,578,830
Financials - 9.1%
Banks - 3.9%
Bank of America Corp 2.299% 7/21/2032 (c)	5,000	4,271
Bank of America Corp 2.496% 2/13/2031 (c)	120,000	107,473
Bank of America Corp 4.183% 11/25/2027	254,000	251,464
Bank of America Corp 5.015% 7/22/2033 (c)	372,000	371,257
Bank of America Corp 5.819% 9/15/2029 (c)	1,333,000	1,379,786
Citigroup Inc 2.976% 11/5/2030 (c)	95,000	87,239
Citigroup Inc 4.45% 9/29/2027	236,000	234,506
Citigroup Inc 6.27% 11/17/2033 (c)	745,000	795,669
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	135,000	138,009
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	659,000	651,180
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	40,000	39,854
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	1,376,000	1,401,065
Wells Fargo & Co 2.879% 10/30/2030 (c)	115,000	105,655
Wells Fargo & Co 4.478% 4/4/2031 (c)	432,000	424,472
Wells Fargo & Co 4.897% 7/25/2033 (c)	40,000	39,450
Wells Fargo & Co 6.303% 10/23/2029 (c)	1,290,000	1,356,727
		7,388,077
Capital Markets - 2.3%
Ares Capital Corp 3.875% 1/15/2026	132,000	130,907
Ares Strategic Income Fund 5.7% 3/15/2028 (b)	455,000	458,312
Athene Global Funding 4.721% 10/8/2029 (b)	400,000	394,880
Athene Global Funding 5.339% 1/15/2027 (b)	62,000	62,650
Athene Global Funding 5.583% 1/9/2029 (b)	68,000	69,562
Blackstone Private Credit Fund 5.6% 11/22/2029 (b)	40,000	39,983
Blackstone Private Credit Fund 7.05% 9/29/2025	8,000	8,093
Blackstone Private Credit Fund 7.3% 11/27/2028	190,000	202,820
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	4,000	3,431
Goldman Sachs Group Inc/The 3.8% 3/15/2030	680,000	650,051
HPS Corporate Lending Fund 5.45% 1/14/2028 (b)	205,000	205,589
Moody's Corp 5% 8/5/2034	320,000	320,677
Morgan Stanley 4.431% 1/23/2030 (c)	538,000	531,039
Morgan Stanley 4.654% 10/18/2030 (c)	105,000	104,009
Morgan Stanley 5.32% 7/19/2035 (c)	400,000	401,546
Morgan Stanley 6.342% 10/18/2033 (c)	40,000	43,104
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	200,000	201,426
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	286,000	288,370
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	232,000	232,383
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,000	15,358
		4,364,190
Consumer Finance - 1.2%
Ally Financial Inc 2.2% 11/2/2028	11,000	9,994
Ally Financial Inc 5.543% 1/17/2031 (c)	24,000	24,120
Ally Financial Inc 6.992% 6/13/2029 (c)	374,000	393,602
Ally Financial Inc 7.1% 11/15/2027	98,000	103,365
Ally Financial Inc 8% 11/1/2031	45,000	50,880
American Express Co 5.085% 1/30/2031 (c)	121,000	122,506
Capital One Financial Corp 2.359% 7/29/2032 (c)	16,000	13,297
Capital One Financial Corp 3.8% 1/31/2028	164,000	160,361
Capital One Financial Corp 4.985% 7/24/2026 (c)	6,000	6,007
Capital One Financial Corp 5.247% 7/26/2030 (c)	49,000	49,613
Capital One Financial Corp 6.312% 6/8/2029 (c)	430,000	447,975
Capital One Financial Corp 7.624% 10/30/2031 (c)	30,000	33,591
Ford Motor Credit Co LLC 6.8% 5/12/2028	867,000	895,414
		2,310,725
Financial Services - 1.4%
Corebridge Financial Inc 3.9% 4/5/2032	564,000	524,156
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,719
Corebridge Financial Inc 4.4% 4/5/2052	2,000	1,656
Corebridge Global Funding 4.65% 8/20/2027 (b)	104,000	104,284
Corebridge Global Funding 4.9% 12/3/2029 (b)	300,000	301,295
Corebridge Global Funding 5.2% 1/12/2029 (b)	100,000	101,806
Equitable Holdings Inc 5% 4/20/2048	34,000	31,368
Jackson Financial Inc 3.125% 11/23/2031	37,000	32,424
Jackson Financial Inc 5.17% 6/8/2027	4,000	4,041
Jackson Financial Inc 5.67% 6/8/2032	4,000	4,084
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	95,000	85,485
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	5,000	5,050
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	366,000	368,540
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	915,000	930,082
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	108,000	109,748
		2,605,738
Insurance - 0.3%
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	399,273
Unum Group 4% 6/15/2029	56,000	54,313
Unum Group 6% 6/15/2054	230,000	236,328
		689,914
TOTAL FINANCIALS		17,358,644

Health Care - 1.6%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	7,000	7,116
Amgen Inc 5.25% 3/2/2030	135,000	138,060
Amgen Inc 5.25% 3/2/2033	480,000	487,412
Amgen Inc 5.6% 3/2/2043	7,000	7,051
Amgen Inc 5.75% 3/2/2063	6,000	6,009
		645,648
Health Care Providers & Services - 1.3%
Centene Corp 2.45% 7/15/2028	13,000	11,844
Centene Corp 2.5% 3/1/2031	559,000	472,108
Centene Corp 2.625% 8/1/2031	5,000	4,213
Centene Corp 4.625% 12/15/2029	275,000	264,129
Cigna Group/The 2.375% 3/15/2031	30,000	26,121
Cigna Group/The 4.8% 8/15/2038	256,000	240,591
CVS Health Corp 5.25% 1/30/2031	30,000	30,227
CVS Health Corp 5.3% 6/1/2033	903,000	896,668
HCA Inc 5.45% 4/1/2031	300,000	305,437
Humana Inc 5.375% 4/15/2031	31,000	31,266
Sabra Health Care LP 3.2% 12/1/2031	62,000	54,531
		2,337,135
TOTAL HEALTH CARE		2,982,783

Industrials - 0.2%
Aerospace & Defense - 0.2%
Boeing Co 5.15% 5/1/2030	348,000	348,413
Boeing Co 6.528% 5/1/2034	50,000	53,562
		401,975
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	4,000	4,228
Carrier Global Corp 6.2% 3/15/2054	2,000	2,176
		6,404
TOTAL INDUSTRIALS		408,379

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.2% 7/15/2030	110,000	116,892
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 2.45% 2/15/2031 (b)	735,000	645,702
Broadcom Inc 2.6% 2/15/2033 (b)	65,000	55,010
Broadcom Inc 5.15% 11/15/2031	225,000	228,880
Marvell Technology Inc 2.95% 4/15/2031	38,000	34,054
		963,646
Software - 0.0%
Oracle Corp 3.6% 4/1/2040	74,000	59,039
VMware LLC 1.4% 8/15/2026	7,000	6,680
		65,719
TOTAL INFORMATION TECHNOLOGY		1,146,257

Materials - 0.0%
Chemicals - 0.0%
Celanese US Holdings LLC 6.6% 11/15/2028 (c)	44,000	45,668
Celanese US Holdings LLC 6.8% 11/15/2030 (c)	117,000	123,438
Celanese US Holdings LLC 6.95% 11/15/2033 (c)	9,000	9,623
		178,729
Real Estate - 2.4%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 2.75% 4/1/2032	2,000	1,622
VICI Properties LP 4.375% 5/15/2025	2,000	1,995
VICI Properties LP 4.75% 2/15/2028	7,000	7,007
VICI Properties LP 4.95% 2/15/2030	147,000	146,089
VICI Properties LP 5.75% 4/1/2034	6,000	6,112
Vornado Realty LP 2.15% 6/1/2026	1,000	959
Vornado Realty LP 3.4% 6/1/2031	3,000	2,568
		166,352
Health Care REITs - 0.7%
Healthpeak OP LLC 5.375% 2/15/2035	500,000	503,607
Omega Healthcare Investors Inc 3.25% 4/15/2033	719,000	616,918
Omega Healthcare Investors Inc 3.375% 2/1/2031	145,000	131,190
Omega Healthcare Investors Inc 3.625% 10/1/2029	74,000	69,428
		1,321,143
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	66,000	58,196
Office REITs - 0.3%
COPT Defense Properties LP 2.75% 4/15/2031	772,000	664,688
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 8.3% 3/15/2028	9,000	9,520
CBRE Services Inc 2.5% 4/1/2031	8,000	6,933
Essex Portfolio LP 5.5% 4/1/2034	300,000	305,530
Tanger Properties LP 2.75% 9/1/2031	56,000	48,427
Tanger Properties LP 3.875% 7/15/2027	74,000	72,477
		442,887
Residential REITs - 0.5%
American Homes 4 Rent LP 2.375% 7/15/2031	1,000	859
American Homes 4 Rent LP 3.375% 7/15/2051	2,000	1,371
American Homes 4 Rent LP 3.625% 4/15/2032	3,000	2,744
American Homes 4 Rent LP 4.3% 4/15/2052	2,000	1,626
American Homes 4 Rent LP 5.5% 7/15/2034	81,000	81,823
Invitation Homes Operating Partnership LP 2% 8/15/2031	784,000	655,487
Sun Communities Operating LP 2.3% 11/1/2028	2,000	1,842
Sun Communities Operating LP 2.7% 7/15/2031	8,000	6,948
Sun Communities Operating LP 5.5% 1/15/2029	80,000	81,879
UDR Inc 5.125% 9/1/2034	45,000	44,640
		879,219
Retail REITs - 0.4%
Agree LP 5.625% 6/15/2034	200,000	205,113
Brixmor Operating Partnership LP 4.05% 7/1/2030	56,000	53,707
Brixmor Operating Partnership LP 5.2% 4/1/2032	121,000	121,499
Brixmor Operating Partnership LP 5.75% 2/15/2035	150,000	154,714
Kite Realty Group Trust 4.75% 9/15/2030	74,000	73,171
NNN REIT Inc 5.5% 6/15/2034	121,000	122,920
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	54,000	51,900
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	51,000	52,076
Regency Centers LP 5.1% 1/15/2035	52,000	51,687
		886,787
Specialized REITs - 0.2%
American Tower Corp 5% 1/31/2030	400,000	403,309
TOTAL REAL ESTATE		4,822,581

Utilities - 1.4%
Electric Utilities - 0.9%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,000	59,044
Consolidated Edison Co of New York Inc 5.375% 5/15/2034	160,000	164,563
Duke Energy Corp 5.45% 6/15/2034	230,000	234,442
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	74,000	65,226
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	6,000	5,137
Exelon Corp 5.3% 3/15/2033	387,000	394,168
FirstEnergy Transmission LLC 4.55% 1/15/2030	250,000	247,755
FirstEnergy Transmission LLC 5% 1/15/2035	250,000	247,059
Southern Co/The 4.85% 3/15/2035	345,000	334,021
		1,751,415
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 2.45% 1/15/2031	511,000	437,504
AES Corp/The 3.95% 7/15/2030 (b)	170,000	159,992
		597,496
Multi-Utilities - 0.2%
NiSource Inc 3.6% 5/1/2030	403,000	381,916
TOTAL UTILITIES		2,730,827

TOTAL UNITED STATES		39,971,314
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $46,691,823)		47,042,083

U.S. Government Agency - Mortgage Securities - 18.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.7%
Fannie Mae 2.5% 1/1/2052	114,940	96,884
Fannie Mae 2.5% 4/1/2052	57,977	49,285
Fannie Mae 2.5% 6/1/2052	108,320	92,116
Fannie Mae 3% 6/1/2052	85,566	75,889
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	750,000	660,010
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	28,496	23,088
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	12,363	9,990
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	22,446	19,326
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	789,066	632,174
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	39,784	31,973
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	315,641	252,881
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	111,729	96,006
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	567,402	454,052
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	54,197	49,387
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	45,150	41,143
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	220,317	177,750
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	51,344	46,659
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,576	19,865
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	19,669	16,825
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	181,911	168,837
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	199,628	168,518
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	507,006	437,657
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	28,077	24,629
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	30,718	26,946
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	164,827	144,487
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	96,862	84,848
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	310,005	277,853
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	41,297	36,200
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	53,371	47,068
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	110,671	97,740
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	23,797	22,145
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	134,965	126,046
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	22,540	20,974
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	63,591	59,015
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	94,742	87,717
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	50,010	46,672
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,810	1,648
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	61,690	56,846
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	16,338	14,999
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	10,555	9,740
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	41,868	38,938
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	108,936	99,906
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	14,586	13,573
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	21,965	20,847
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	260,960	257,523
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	66,356	66,794
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	147,226	149,532
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,493	48,676
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	269,279	270,214
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	319,093	319,702
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	197,427	198,051
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	682,233	694,609
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	98,121	99,809
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	24,117	24,584
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	48,432	49,371
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	194,775	198,491
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	284,786	293,690
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	16,595	17,131
Freddie Mac Gold Pool 1.5% 12/1/2035	23,201	20,562
Freddie Mac Gold Pool 1.5% 4/1/2051	66,944	50,930
Freddie Mac Gold Pool 2% 1/1/2052	298,570	239,298
Freddie Mac Gold Pool 2% 10/1/2051	48,390	38,743
Freddie Mac Gold Pool 2% 4/1/2042	125,073	107,480
Freddie Mac Gold Pool 2% 6/1/2050	418,000	337,239
Freddie Mac Gold Pool 2% 9/1/2050	302,456	243,641
Freddie Mac Gold Pool 2.5% 2/1/2051	133,973	114,141
Freddie Mac Gold Pool 2.5% 3/1/2050	116,208	98,098
Freddie Mac Gold Pool 2.5% 4/1/2042	119,689	104,814
Freddie Mac Gold Pool 2.5% 4/1/2052	204,473	173,821
Freddie Mac Gold Pool 2.5% 5/1/2051	21,184	18,128
Freddie Mac Gold Pool 2.5% 7/1/2036	28,703	26,793
Freddie Mac Gold Pool 2.5% 8/1/2041	141,151	124,182
Freddie Mac Gold Pool 2.5% 9/1/2051	29,951	25,218
Freddie Mac Gold Pool 3% 1/1/2052	21,481	18,831
Freddie Mac Gold Pool 3% 10/1/2049	31,965	28,230
Freddie Mac Gold Pool 3% 2/1/2050	56,155	49,804
Freddie Mac Gold Pool 3% 3/1/2050	57,831	50,983
Freddie Mac Gold Pool 3% 3/1/2052	19,721	17,281
Freddie Mac Gold Pool 3% 4/1/2050	57,904	51,048
Freddie Mac Gold Pool 3% 6/1/2052	36,352	31,855
Freddie Mac Gold Pool 3% 6/1/2052	63,122	55,619
Freddie Mac Gold Pool 3.5% 1/1/2048	13,989	12,908
Freddie Mac Gold Pool 3.5% 11/1/2047	10,176	9,469
Freddie Mac Gold Pool 3.5% 11/1/2054	249,975	226,832
Freddie Mac Gold Pool 3.5% 2/1/2043	21,630	20,227
Freddie Mac Gold Pool 3.5% 7/1/2042	13,131	12,281
Freddie Mac Gold Pool 3.5% 7/1/2047	12,042	11,213
Freddie Mac Gold Pool 3.5% 7/1/2052	149,986	136,240
Freddie Mac Gold Pool 3.5% 8/1/2047	18,173	16,922
Freddie Mac Gold Pool 3.5% 9/1/2042	31,048	29,022
Freddie Mac Gold Pool 3.5% 9/1/2042	16,796	15,693
Freddie Mac Gold Pool 3.5% 9/1/2052	324,968	294,882
Freddie Mac Gold Pool 4% 2/1/2053	143,595	136,162
Freddie Mac Gold Pool 4% 2/1/2053	390,131	369,937
Freddie Mac Gold Pool 4.5% 1/1/2054	118,030	113,873
Freddie Mac Gold Pool 5.5% 1/1/2055	160,952	163,774
Freddie Mac Gold Pool 5.5% 3/1/2053	41,508	42,210
Freddie Mac Gold Pool 5.5% 9/1/2054	147,051	148,756
Freddie Mac Gold Pool 6% 4/1/2054	92,311	95,254
Freddie Mac Gold Pool 6% 5/1/2054	221,266	228,599
Freddie Mac Gold Pool 6.5% 6/1/2054	190,490	200,225
Freddie Mac Gold Pool 6.5% 9/1/2054	221,972	233,455
Ginnie Mae I Pool 3.5% 10/20/2054	49,624	45,539
Ginnie Mae I Pool 4% 10/20/2052	45,593	43,103
Ginnie Mae I Pool 4.5% 4/20/2053	46,256	44,828
Ginnie Mae I Pool 5% 10/20/2054	673,563	665,450
Ginnie Mae I Pool 5.5% 10/20/2054	99,999	100,365
Ginnie Mae II Pool 2% 1/20/2051	592,226	486,526
Ginnie Mae II Pool 2% 10/20/2050	188,800	155,206
Ginnie Mae II Pool 2% 11/20/2050	46,941	38,589
Ginnie Mae II Pool 2% 12/20/2050	92,398	75,929
Ginnie Mae II Pool 2% 2/20/2052	452,379	371,815
Ginnie Mae II Pool 2% 3/1/2055 (e)	1,450,000	1,190,799
Ginnie Mae II Pool 2% 3/20/2052	223,728	183,885
Ginnie Mae II Pool 2% 4/1/2055 (e)	1,100,000	903,622
Ginnie Mae II Pool 2.5% 3/1/2055 (e)	650,000	557,067
Ginnie Mae II Pool 2.5% 5/20/2052	260,912	223,856
Ginnie Mae II Pool 2.5% 8/20/2051	284,502	243,962
Ginnie Mae II Pool 3% 3/1/2055 (e)	1,275,000	1,134,905
Ginnie Mae II Pool 3% 3/20/2050	49,543	44,353
Ginnie Mae II Pool 3% 4/1/2055 (e)	600,000	533,956
Ginnie Mae II Pool 3.5% 3/1/2055 (e)	750,000	688,180
Ginnie Mae II Pool 3.5% 4/1/2055 (e)	500,000	458,494
Ginnie Mae II Pool 4% 12/20/2054	199,198	187,824
Ginnie Mae II Pool 5% 12/20/2054	49,779	49,164
Ginnie Mae II Pool 5.5% 1/20/2055	24,999	25,090
Ginnie Mae II Pool 5.5% 3/1/2055 (e)	300,000	300,839
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	175,000	175,319
Ginnie Mae II Pool 6% 1/20/2055	49,857	50,619
Ginnie Mae II Pool 6% 12/20/2054	99,614	101,168
Ginnie Mae II Pool 6% 3/1/2055 (e)	1,700,000	1,723,077
Ginnie Mae II Pool 6% 4/1/2055 (e)	1,150,000	1,164,353
Ginnie Mae II Pool 6.5% 3/1/2055 (e)	525,000	535,424
Uniform Mortgage Backed Securities 2% 3/1/2040 (e)	775,000	699,619
Uniform Mortgage Backed Securities 2% 3/1/2055 (e)	4,075,000	3,259,045
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	3,500,000	2,801,094
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (e)	825,000	689,777
Uniform Mortgage Backed Securities 3% 3/1/2055 (e)	1,400,000	1,220,242
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (e)	400,000	362,750
Uniform Mortgage Backed Securities 5% 3/1/2040 (e)	200,000	201,063
Uniform Mortgage Backed Securities 5% 3/1/2055 (e)	200,000	196,750
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (e)	550,000	550,688
Uniform Mortgage Backed Securities 6% 3/1/2055 (e)	325,000	330,256
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (e)	825,000	849,814
TOTAL UNITED STATES		35,876,406
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $35,367,937)		35,876,406

U.S. Treasury Obligations - 48.8%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.43	2,011,000	1,723,490
US Treasury Bonds 3.625% 5/15/2053	4.20	300,000	257,273
US Treasury Bonds 4.125% 8/15/2053	4.05 to 4.95	10,775,000	10,104,509
US Treasury Bonds 4.25% 2/15/2054	4.26 to 4.78	2,220,000	2,129,552
US Treasury Bonds 4.25% 8/15/2054	4.34 to 4.65	1,215,000	1,167,539
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.85	3,117,000	3,125,280
US Treasury Bonds 4.625% 2/15/2055	4.52	1,440,000	1,473,976
US Treasury Bonds 4.625% 5/15/2054	4.22 to 4.68	1,670,000	1,705,553
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	270,000	280,642
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.46	2,644,000	2,582,961
US Treasury Notes 3.625% 8/31/2029	3.49	3,300,000	3,248,953
US Treasury Notes 3.625% 9/30/2031	3.92 to 4.10	2,500,000	2,432,715
US Treasury Notes 3.75% 12/31/2030	3.91 to 4.08	1,900,000	1,869,125
US Treasury Notes 3.75% 8/31/2031	3.54	800,000	784,375
US Treasury Notes 3.875% 11/30/2029	3.56	1,000,000	993,906
US Treasury Notes 3.875% 8/15/2033	3.69 to 4.90	5,614,000	5,499,746
US Treasury Notes 3.875% 8/15/2034	4.22 to 4.28	3,730,000	3,636,878
US Treasury Notes 4% 2/15/2034	4.09 to 4.36	3,100,000	3,057,738
US Treasury Notes 4.125% 11/30/2031	4.46	450,000	450,649
US Treasury Notes 4.125% 3/31/2031	4.30 to 4.62	3,350,000	3,358,637
US Treasury Notes 4.125% 7/31/2031	3.78	2,400,000	2,404,674
US Treasury Notes 4.25% 11/15/2034	4.18 to 4.62	4,270,000	4,286,680
US Treasury Notes 4.25% 2/28/2031	4.22 to 4.33	1,140,000	1,150,777
US Treasury Notes 4.25% 6/30/2031	4.15 to 4.40	9,000,000	9,081,563
US Treasury Notes 4.375% 1/31/2032	4.41	980,000	996,078
US Treasury Notes 4.375% 12/31/2029	4.33 to 4.42	1,470,000	1,492,969
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.44	2,590,000	2,626,624
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	1,289,000	1,319,765
US Treasury Notes 4.5% 12/31/2031	4.41 to 4.56	3,685,000	3,772,519
US Treasury Notes 4.625% 2/15/2035	4.25	700,000	723,956
US Treasury Notes 4.625% 4/30/2031	4.45 to 4.56	1,500,000	1,544,355
US Treasury Notes 4.625% 9/30/2028	3.50 to 4.75	3,132,000	3,197,209
US Treasury Notes 4.625% 9/30/2030	3.57 to 4.71	10,495,000	10,792,632
TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,248,677)			93,273,298

Money Market Funds - 7.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $13,385,270)	4.35	13,382,594	13,385,270

TOTAL INVESTMENT IN SECURITIES - 110.6% (Cost $210,944,799)	211,982,747
NET OTHER ASSETS (LIABILITIES) - (10.6)%	(20,331,190)
NET ASSETS - 100.0%	191,651,557

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(1,100,000)	(903,365)
Ginnie Mae II Pool 3% 3/1/2055	(600,000)	(534,073)
Ginnie Mae II Pool 3.5% 3/1/2055	(500,000)	(458,786)
Ginnie Mae II Pool 5.5% 3/1/2055	(175,000)	(175,489)
Ginnie Mae II Pool 6% 3/1/2055	(1,150,000)	(1,165,611)
Uniform Mortgage Backed Securities 2% 3/1/2055	(3,500,000)	(2,799,180)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(100,000)	(83,609)
Uniform Mortgage Backed Securities 3% 3/1/2055	(50,000)	(43,580)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(400,000)	(362,750)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(200,000)	(200,250)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(825,000)	(849,814)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(7,576,507)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,491,167)		(7,576,507)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,365,815 or 14.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,204,234	28,515,466	28,334,430	298,494	-	-	13,385,270	13,382,594	0.0%
Total	13,204,234	28,515,466	28,334,430	298,494	-	-	13,385,270	13,382,594

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	14,956,284	-	14,956,284	-

Commercial Mortgage Securities	7,449,406	-	7,449,406	-

Non-Convertible Corporate Bonds
Communication Services	4,955,661	-	4,955,661	-
Consumer Discretionary	1,517,161	-	1,517,161	-
Consumer Staples	291,462	-	291,462	-
Energy	5,016,022	-	5,016,022	-
Financials	22,382,666	-	22,382,666	-
Health Care	3,026,603	-	3,026,603	-
Industrials	974,114	-	974,114	-
Information Technology	1,146,257	-	1,146,257	-
Materials	178,729	-	178,729	-
Real Estate	4,822,581	-	4,822,581	-
Utilities	2,730,827	-	2,730,827	-

U.S. Government Agency - Mortgage Securities	35,876,406	-	35,876,406	-

U.S. Treasury Obligations	93,273,298	-	93,273,298	-

Money Market Funds	13,385,270	13,385,270	-	-
Total Investments in Securities:	211,982,747	13,385,270	198,597,477	-
Other Financial Instruments:

TBA Sale Commitments	(7,576,507)	-	(7,576,507)	-
Total Other Financial Instruments:	(7,576,507)	-	(7,576,507)	-
Fidelity® Investment Grade Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $197,559,529)	$198,597,477
Fidelity Central Funds (cost $13,385,270)	13,385,270

Total Investment in Securities (cost $210,944,799)		$211,982,747
Receivable for investments sold		2,038,750
Receivable for TBA sale commitments		7,491,167
Interest receivable		1,574,535
Distributions receivable from Fidelity Central Funds		43,248
Total assets		223,130,447
Liabilities
Payable for investments purchased
Regular delivery	$2,863,099
Delayed delivery	20,401,298
TBA sale commitments, at value	7,576,507
Distributions payable	582,950
Accrued management fee	55,036
Total liabilities		31,478,890
Net Assets		$191,651,557
Net Assets consist of:
Paid in capital		$191,657,908
Total accumulated earnings (loss)		(6,351)
Net Assets		$191,651,557
Net Asset Value, offering price and redemption price per share ($191,651,557 ÷ 4,450,000 shares)		$43.07
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$3,355,028
Income from Fidelity Central Funds		298,494
Total income		3,653,522
Expenses
Management fee	$282,072
Independent trustees' fees and expenses	195
Total expenses before reductions	282,267
Expense reductions	(587)
Total expenses after reductions		281,680
Net Investment income (loss)		3,371,842
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(332,426)
Total net realized gain (loss)		(332,426)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,003,412)
TBA Sale commitments	(34,837)
Total change in net unrealized appreciation (depreciation)		(1,038,249)
Net gain (loss)		(1,370,675)
Net increase (decrease) in net assets resulting from operations		$2,001,167
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,371,842	$2,594,245
Net realized gain (loss)	(332,426)	(317,409)
Change in net unrealized appreciation (depreciation)	(1,038,249)	3,176,311
Net increase (decrease) in net assets resulting from operations	2,001,167	5,453,147
Distributions to shareholders	(3,337,750)	(2,541,750)

Share transactions
Proceeds from sales of shares	70,959,449	89,586,377

Net increase (decrease) in net assets resulting from share transactions	70,959,449	89,586,377
Total increase (decrease) in net assets	69,622,866	92,497,774

Net Assets
Beginning of period	122,028,691	29,530,917
End of period	$191,651,557	$122,028,691

Other Information
Shares
Sold	1,650,000	2,100,000
Net increase (decrease)	1,650,000	2,100,000

Financial Highlights
Fidelity® Investment Grade Bond ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$43.58	$42.19	$44.05	$50.76	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.922	1.890	1.615	.788	.287
Net realized and unrealized gain (loss)	(.545)	1.293	(1.987)	(6.657)	.790
Total from investment operations	.377	3.183	(.372)	(5.869)	1.077
Distributions from net investment income	(.887)	(1.793)	(1.488)	(.841)	(.317)
Total distributions	(.887)	(1.793)	(1.488)	(.841)	(.317)
Net asset value, end of period	$43.07	$43.58	$42.19	$44.05	$50.76
Total Return D,E,F	.89%	7.77%	(.83)%	(11.65)%	2.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.36 % I	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.36% I	.36%	.36%	.36%	.36% I
Net investment income (loss)	4.35% I	4.48%	3.80%	1.65%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$191,652	$122,029	$29,531	$6,607	$10,151
Portfolio turnover rate J	204 % I,K	277% K	190% K	37% K	19% L

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Fidelity® Investment Grade Securitized ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.6%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (b)	1,200,000	1,210,614
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	494,305	496,562
TOTAL CANADA		1,707,176
UNITED STATES - 9.5%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	72,267	72,435
American Express Credit Account Master Trust Series 2024-3 Class A, 4.65% 7/15/2029	141,000	142,283
Avis Budget Rental Car Funding AESOP LLC Series 2022-3A Class A, 4.62% 2/20/2027 (b)	8,999,000	9,004,413
Bank of America Credit Card Master Trust Series 2024-A1 Class A, 4.93% 5/15/2029	243,000	246,433
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (b)	20,330,000	20,380,177
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	82	82
Citibank Credit Card Issuance Trust Series 2017-A6 Class A6, CME Term SOFR 1 month Index + 0.8845%, 5.1989% 5/14/2029 (c)(d)	1,170,000	1,183,822
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	5,350,000	5,181,363
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	2,000	2,022
Cnh Equipment Trust Series 2023-A Class A2, 5.34% 9/15/2026	269	270
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	644,000	647,117
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	3,200,000	3,236,591
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	2,510,000	2,541,095
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	4,025,000	4,081,038
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	2,800,000	2,807,488
DLLMT Series 2023-1A Class A3, 5.34% 3/22/2027 (b)	745,000	749,010
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	414,000	419,002
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	340,000	340,822
Exeter Automobile Receivables Trust Series 2025-1A Class A2, 4.7% 9/15/2027	9,390,000	9,397,959
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	8,700,000	8,515,628
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,227,000	1,185,175
Ford Credit Auto Owner Trust Series 2021-2 Class A, 1.53% 5/15/2034 (b)	300,000	285,741
Ford Credit Auto Owner Trust Series 2022-1 Class A, 3.88% 11/15/2034 (b)	675,000	667,511
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	700,000	719,758
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	1,300,000	1,322,825
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1, 4.3% 9/15/2029 (b)	7,724,000	7,700,356
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	137,000	139,956
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	603,000	609,635
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4886% 6/15/2028 (b)(c)(d)	9,320,000	9,410,270
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	3,691,994	3,705,304
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	3,570,000	3,607,103
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	522,000	525,229
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	191,599	192,361
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	691,000	689,685
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	100,000	101,161
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (b)	13,500,000	13,057,057
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	202,267	202,503
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (b)	8,100,000	8,102,287
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	12,700,949	12,849,483
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	875,000	877,990
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	415,000	416,480
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (b)	21,097,212	21,123,852
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	9,283,869	9,315,833
Santander Drive Auto Receivables Trust Series 2024-4 Class A2, 5.41% 7/15/2027	2,133,733	2,140,466
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	1,075,000	1,078,584
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	51,000	51,067
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	553,000	561,106
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (b)	14,375,000	14,386,599
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (b)	5,950,000	5,953,719
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	3,000,000	2,902,497
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (b)	2,820,000	2,789,252
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	5,026,972	5,033,845
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	1,000	1,010
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	648,000	658,636
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	3,500,000	3,501,679
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	3,928,000	3,919,873
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,972	1,975
TOTAL UNITED STATES		208,736,913
TOTAL ASSET-BACKED SECURITIES (Cost $209,948,454)		210,444,089

Collateralized Mortgage Obligations - 8.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 8.5%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	63,902	55,607
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	76,983	76,044
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (b)	4,093,732	3,995,844
Fannie Mae Guaranteed REMICS Series 2013-41 Class DA, 1.75% 2/25/2043	4,577,535	4,080,607
Fannie Mae Guaranteed REMICS Series 2016-39 Class GD, 2% 11/25/2044	4,499,585	4,137,389
Fannie Mae Guaranteed REMICS Series 2021-28 Class NC, 1% 5/25/2041	4,036,451	3,496,817
Fannie Mae Guaranteed REMICS Series 2021-77 Class CH, 1.5% 8/25/2050	541,004	442,355
Fannie Mae Guaranteed REMICS Series 2022-12 Class EA, 2.25% 9/25/2046	4,055,279	3,667,286
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	20,345	17,805
Fannie Mae Guaranteed REMICS Series 2022-35 Class CK, 4% 3/25/2047	876,331	845,211
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (c)(d)	11,512,989	11,596,147
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (c)(d)	2,276,888	2,287,319
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	1,099,709	1,008,881
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	558,233	506,193
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (c)(d)	3,617,304	3,619,344
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7487% 3/25/2055 (c)(d)	12,100,000	12,138,647
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.452% 2/25/2055 (c)(d)	15,370,204	15,360,470
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (c)(d)	3,700,957	3,706,869
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (c)(d)	6,172,863	6,186,229
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (c)(d)	6,187,086	6,196,647
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (c)(d)	3,473,051	3,479,419
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (c)(d)	3,232,408	3,240,170
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4383 Class BD, 2% 9/15/2044	6,305,575	5,505,713
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	7,252,410	5,740,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	3,103,155	2,713,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	1,061,665	858,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	5,997,102	5,037,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5181 Class TA, 2.5% 6/25/2048	4,278,645	3,764,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5188 Class GA, 2% 1/25/2052	2,833,664	2,527,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	6,563,649	5,718,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	19,770	17,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class MN, 3% 4/25/2048	21,726,478	20,159,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (c)(d)	12,152,154	12,167,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (c)(d)	3,061,723	3,053,516
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (c)(d)	5,726,766	5,740,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (c)(d)	6,029,957	6,043,327
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	12,543,950	12,092,733
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	3,650,211	3,645,420
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(c)	1,580,764	1,540,111
TOTAL UNITED STATES		186,468,248
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $185,925,788)		186,468,248

Commercial Mortgage Securities - 9.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.0%
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	389,186	377,331
BANK Series 2017-BNK7 Class ASB, 3.265% 9/15/2060	1,297,884	1,278,677
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	2,506,122	2,423,492
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	566,931	557,518
BANK Series 2018-BN14 Class A4, 4.231% 9/15/2060	20,000	19,618
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	1,021,028	1,012,328
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	2,420,000	2,294,968
BANK Series 2021-BN35 Class ASB, 2.067% 6/15/2064	400,000	363,119
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	4,000,000	4,051,952
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	557,762
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	3,554,929	3,514,773
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	1,300,000	1,268,795
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	7,307,533	7,161,036
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	750,000	719,507
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	2,935,000	2,732,666
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	474,947	458,648
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	2,370,000	2,052,749
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	400,000	412,512
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	1,897,655	1,898,248
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	1,000,000	1,039,245
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	3,296,000	3,300,116
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	4,850,985	4,857,049
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	2,461,000	2,448,305
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	181,200	180,861
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)	336,524	337,471
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	2,200,000	2,244,530
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	2,795,000	2,794,127
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(c)	554,389	555,428
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	1,316,810	1,314,341
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	906,605	902,072
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	598,000	597,253
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)	267,460	266,875
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	7,041,081	7,023,479
BX Trust Series 2021-VOLT Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1263% 9/15/2036 (b)(c)(d)	8,000,000	7,950,000
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.803%, 5.115% 10/15/2038 (b)(c)(d)	4,755,043	4,746,128
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	3,321,962	3,326,115
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	1,436,000	1,433,302
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	4,449,000	4,443,440
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	651,000	650,186
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8668% 3/15/2030 (b)(c)(d)	918,000	916,853
CFCRE Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.6436% 12/10/2054	1,476,282	1,462,528
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	2,600,000	2,520,411
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	2,450,626	2,274,444
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	17,792	17,706
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	528,781	525,988
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	2,772,948	2,733,658
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(c)	2,420,000	2,478,034
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	5,613,466	5,594,170
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	9,393,326	9,393,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	10,960	10,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	7,135	7,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	2,800,400	2,730,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	9,800,000	9,556,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	64,239	62,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	3,900,000	3,801,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,247,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,700,000	3,631,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,200,000	2,179,721
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	5,000,000	4,949,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,700,000	2,656,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,100,000	1,078,751
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K092 Class A2, 3.298% 4/25/2029	1,250,000	1,201,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K095 Class A2, 2.785% 6/25/2029	1,250,000	1,175,587
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	1,878,463	1,859,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	100,000	93,229
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	7,600,000	7,027,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K139 Class A2, 2.59% 1/25/2032	1,600,000	1,423,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K758 Class A2, 4.68% 10/25/2031	1,500,000	1,516,516
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	385,335
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	2,510,000	2,450,831
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	100,000	92,821
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	44,113	43,487
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	446,484	440,857
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	100,000	82,098
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2274% 4/15/2038 (b)(c)(d)	1,779,508	1,777,840
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	10,000	9,688
Morgan Stanley Capital I Trust Series 2017-HR2 Class A4, 3.587% 12/15/2050	15,000	14,512
Morgan Stanley Capital I Trust Series 2019-H6 Class ASB, 3.224% 6/15/2052	251,570	244,746
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(c)	1,087,336	1,048,321
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	3,435,210	3,418,034
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	10,137,652	10,118,644
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	1,635,000	1,635,514
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	1,700,000	1,553,109
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3, 2.684% 10/15/2049	6,697,616	6,553,126
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class ASB, 4.147% 6/15/2051	394,964	391,646
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,146,127	1,126,270
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	129,251	124,888
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	467,491	452,254
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.0882% 8/15/2054 (c)(e)	25,751,000	1,573,412
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	1,825,000	1,673,149
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	100,000	99,582
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	603,000	605,272
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6025% 10/15/2041 (b)(c)(d)	2,500,000	2,509,237
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)	400,000	402,241
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)	425,967	428,378
TOTAL UNITED STATES		197,947,559
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $198,107,405)		197,947,559

U.S. Government Agency - Mortgage Securities - 124.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 124.1%
Fannie Mae 2% 11/1/2051	5,857,840	4,718,738
Fannie Mae 2% 2/1/2052	1,392,772	1,133,689
Fannie Mae 2.5% 1/1/2052	3,103,383	2,615,861
Fannie Mae 2.5% 5/1/2052	8,403,502	7,091,244
Fannie Mae 2.5% 6/1/2052	6,216,001	5,286,127
Fannie Mae 3% 6/1/2052	6,716,876	5,957,253
Fannie Mae 3.5% 11/1/2054	11,999,989	10,888,061
Fannie Mae 6% 10/1/2054	5,640,236	5,806,000
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	38,222	33,636
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	7,791,428	6,465,930
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	30,163	22,948
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	12,003,690	10,638,419
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	1,057,966	935,983
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	31,110,689	25,836,428
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,892,787	4,314,888
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	3,367,952	2,970,154
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	90,657	80,572
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	1,450,235	1,276,225
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	9,779,666	8,639,845
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	5,028,885	4,570,061
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	12,275,868	9,865,715
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	63,532	51,555
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	30,119	24,206
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	886,767	714,328
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	24,110	19,580
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	39,371	31,555
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	12,859,244	10,306,426
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	131,767	106,762
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	57,706	46,828
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	52,844	45,499
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	21,659	18,503
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	302,443	242,402
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,047,136	839,259
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	21,474	17,211
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	23,467	18,859
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	122,145	98,965
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	215,935	173,068
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,211,925	976,257
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	35,472	28,430
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	1,915,004	1,630,587
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	28,675	23,269
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	53,963	43,368
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	20,564	16,688
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	894,717	719,055
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	923,907	741,648
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,421,193	1,967,019
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	376,566	305,105
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	384,463	313,666
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	459,832	369,552
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	7,163,191	5,756,823
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	407,265	330,488
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,110,530	906,032
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	26,814	21,759
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	21,646	17,565
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	383,440	312,112
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,526,491	2,857,268
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,391	14,924
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	502,303	407,609
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	552,734	444,214
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	135,747	110,156
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,452,567	8,374,256
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	22,711,559	18,522,240
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	995,574	811,311
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,556,827	2,877,401
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,567,466	8,456,402
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,848,988	3,925,765
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,964,773	1,594,374
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	791,172	635,839
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,218,710	992,006
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	564,794	458,849
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	5,318,305	4,274,148
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,050,339	7,242,352
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	102,320	82,231
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,761,649	3,047,801
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	149,133	121,671
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,033	15,296
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,725,988	2,994,455
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,442,445	1,176,826
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	129,890	105,971
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	7,612,153	6,117,640
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	11,581,827	9,307,937
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	4,663,847	3,748,182
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	5,451,998	4,362,852
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	60,892	49,413
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	278,181	223,565
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	5,948,938	4,760,518
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	26,467	21,213
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,323,349	1,208,400
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	11,853,039	9,562,942
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	6,466,029	5,208,661
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	2,487,214	2,117,813
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	29,793	23,935
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	468,368	376,266
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	241,788	194,241
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	119,699	96,909
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	3,885,727	3,531,202
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	261,965	210,451
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	452,393	363,573
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	7,797,022	6,647,693
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	43,333	36,336
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	406,011	345,147
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,733,911	2,306,994
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,042,353	4,256,535
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,085,765	923,681
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,115,783	938,758
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	845,134	720,028
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	17,269,293	14,696,711
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	46,351	44,196
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	14,537,831	13,592,909
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,788,724	4,046,921
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,344,251	1,138,539
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,483,885	2,122,402
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	17,528	16,361
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,290,148	4,465,712
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,948,552	1,650,972
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,920,906	2,468,439
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,857,750	2,420,425
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	4,807,398	4,068,712
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,138,420	1,816,521
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,946,751	1,656,138
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,866,639	2,437,808
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	315,214	266,583
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,253,738	3,597,466
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	37,794	33,230
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	4,851,818	4,106,307
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	17,268,855	14,690,941
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	3,143,834	2,917,879
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	7,238,914	6,248,767
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,388,721	2,032,130
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	241,674	204,086
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	38,298	36,678
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	17,826	15,638
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,454,797	2,151,865
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,937,279	1,696,999
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,979,264	1,773,981
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	19,573	17,157
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	8,715,948	7,913,981
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,189,596	3,694,839
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,401,295	2,114,720
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	20,785	18,253
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,206,694	1,067,210
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	10,640,808	9,390,866
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	6,268,765	5,493,213
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	17,242,560	15,227,908
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,537,816	3,996,264
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	7,700,312	6,822,251
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2055	21,649,996	19,643,890
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	92,769	85,716
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	14,781,727	13,722,687
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,902,887	1,761,797
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	23,867	22,165
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	18,496,043	17,043,730
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	4,051,640	3,719,577
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	3,009,563	2,766,668
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,617,690	2,415,420
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	19,242	17,671
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,832,338	2,597,550
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	17,807,213	16,431,246
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,172,174	1,118,459
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	4,044,176	3,863,589
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,588,903	1,516,090
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	186,448	177,904
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	921,273	879,055
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	739,761	705,861
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	182,440	174,023
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	16,338	15,884
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	20,290	19,277
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	184,026	175,536
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	136,788	130,520
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,236,706	1,180,033
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,930,268	1,839,852
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	13,827,558	13,345,889
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	12,623	12,403
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	19,981	19,808
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	42,688	42,318
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	42,419	42,245
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	43,217	42,729
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	309,906	309,504
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	613,333	605,906
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	4,278,704	4,347,046
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,100,054	4,164,261
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,812,166	4,827,373
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,851,045	2,860,055
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	46,200	46,375
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	964,842	973,921
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,930,806	2,982,198
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	789,709	792,205
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	978,898	1,012,562
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	910,370	944,238
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	6,179,797	6,378,800
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,302,055	2,381,222
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,025,550	4,190,405
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	10,743,855	11,069,685
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039 (h)	4,098,075	4,226,279
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	24,117	24,584
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	46,503	47,680
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,312,954	2,357,078
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	878,846	911,267
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	3,486,037	3,640,235
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	7,995,122	8,394,367
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	23,891	25,008
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	21,564	22,522
Freddie Mac Gold Pool 1.5% 1/1/2051	29,943	22,780
Freddie Mac Gold Pool 1.5% 11/1/2035	468,962	415,623
Freddie Mac Gold Pool 1.5% 2/1/2041	31,956,805	26,498,303
Freddie Mac Gold Pool 1.5% 2/1/2051	30,311	23,060
Freddie Mac Gold Pool 1.5% 4/1/2041	16,563,983	13,715,726
Freddie Mac Gold Pool 1.5% 4/1/2051	44,629	33,953
Freddie Mac Gold Pool 2% 1/1/2051	64,668	51,972
Freddie Mac Gold Pool 2% 1/1/2052	297,039	238,071
Freddie Mac Gold Pool 2% 1/1/2052	3,387,404	2,754,103
Freddie Mac Gold Pool 2% 1/1/2052	361,199	289,494
Freddie Mac Gold Pool 2% 10/1/2050	865,597	697,275
Freddie Mac Gold Pool 2% 10/1/2050	32,279	26,002
Freddie Mac Gold Pool 2% 10/1/2051	38,022	30,699
Freddie Mac Gold Pool 2% 10/1/2051	37,591	30,199
Freddie Mac Gold Pool 2% 11/1/2050	1,619,618	1,304,671
Freddie Mac Gold Pool 2% 11/1/2050	2,644,159	2,153,945
Freddie Mac Gold Pool 2% 11/1/2050	45,550	36,692
Freddie Mac Gold Pool 2% 11/1/2050	69,397	55,902
Freddie Mac Gold Pool 2% 11/1/2051	20,541	16,463
Freddie Mac Gold Pool 2% 11/1/2051	39,663	32,050
Freddie Mac Gold Pool 2% 11/1/2051	317,236	257,034
Freddie Mac Gold Pool 2% 11/1/2051	267,567	214,449
Freddie Mac Gold Pool 2% 11/1/2051	796,587	638,449
Freddie Mac Gold Pool 2% 12/1/2051	1,413,566	1,148,405
Freddie Mac Gold Pool 2% 12/1/2051	41,368	33,156
Freddie Mac Gold Pool 2% 12/1/2051	120,360	96,466
Freddie Mac Gold Pool 2% 2/1/2036	4,369,338	3,966,593
Freddie Mac Gold Pool 2% 2/1/2051	1,666,753	1,339,515
Freddie Mac Gold Pool 2% 2/1/2051	38,063	31,018
Freddie Mac Gold Pool 2% 2/1/2051	63,090	51,472
Freddie Mac Gold Pool 2% 2/1/2051	129,217	103,848
Freddie Mac Gold Pool 2% 2/1/2051	61,904	50,504
Freddie Mac Gold Pool 2% 2/1/2051	37,470	30,183
Freddie Mac Gold Pool 2% 3/1/2041	83,434	71,978
Freddie Mac Gold Pool 2% 3/1/2051	2,784,463	2,237,783
Freddie Mac Gold Pool 2% 3/1/2051	29,534	23,966
Freddie Mac Gold Pool 2% 3/1/2051	445,033	357,659
Freddie Mac Gold Pool 2% 3/1/2051	262,238	212,801
Freddie Mac Gold Pool 2% 3/1/2051	243,305	197,437
Freddie Mac Gold Pool 2% 3/1/2051	216,301	175,524
Freddie Mac Gold Pool 2% 3/1/2051	18,892	15,330
Freddie Mac Gold Pool 2% 3/1/2051	4,795,421	3,862,915
Freddie Mac Gold Pool 2% 4/1/2051	524,281	421,347
Freddie Mac Gold Pool 2% 4/1/2051	65,505	53,442
Freddie Mac Gold Pool 2% 4/1/2051	1,682,783	1,352,398
Freddie Mac Gold Pool 2% 4/1/2051	2,247,005	1,805,845
Freddie Mac Gold Pool 2% 4/1/2052	35,273	28,579
Freddie Mac Gold Pool 2% 4/1/2052	9,385,179	7,583,622
Freddie Mac Gold Pool 2% 5/1/2051	17,790,423	14,419,892
Freddie Mac Gold Pool 2% 5/1/2051	2,796,316	2,247,308
Freddie Mac Gold Pool 2% 5/1/2051	861,569	701,300
Freddie Mac Gold Pool 2% 5/1/2051	2,957,793	2,377,082
Freddie Mac Gold Pool 2% 5/1/2051	783,325	629,532
Freddie Mac Gold Pool 2% 5/1/2052	6,203,843	5,028,477
Freddie Mac Gold Pool 2% 6/1/2035	78,185	71,247
Freddie Mac Gold Pool 2% 6/1/2050	27,412,978	22,116,582
Freddie Mac Gold Pool 2% 6/1/2051	27,681	22,246
Freddie Mac Gold Pool 2% 6/1/2052	636,974	511,717
Freddie Mac Gold Pool 2% 7/1/2041	21,059	18,124
Freddie Mac Gold Pool 2% 7/1/2050	462,466	375,716
Freddie Mac Gold Pool 2% 7/1/2050	44,180	35,644
Freddie Mac Gold Pool 2% 7/1/2050	32,000	25,817
Freddie Mac Gold Pool 2% 7/1/2051	1,376,667	1,124,451
Freddie Mac Gold Pool 2% 8/1/2036	1,897,786	1,732,939
Freddie Mac Gold Pool 2% 8/1/2051	20,042	16,101
Freddie Mac Gold Pool 2% 8/1/2051	2,221,198	1,786,493
Freddie Mac Gold Pool 2% 8/1/2051	19,330	15,529
Freddie Mac Gold Pool 2% 8/1/2051	525,414	423,243
Freddie Mac Gold Pool 2% 8/1/2052	23,341	18,708
Freddie Mac Gold Pool 2% 8/1/2052	951,823	762,867
Freddie Mac Gold Pool 2% 9/1/2050	16,686,730	13,441,868
Freddie Mac Gold Pool 2% 9/1/2050	23,243	18,724
Freddie Mac Gold Pool 2% 9/1/2050	545,724	439,604
Freddie Mac Gold Pool 2% 9/1/2050	492,346	399,375
Freddie Mac Gold Pool 2% 9/1/2050	161,216	129,866
Freddie Mac Gold Pool 2% 9/1/2051	34,367	27,846
Freddie Mac Gold Pool 2% 9/1/2051	20,281	16,236
Freddie Mac Gold Pool 2% 9/1/2051	206,008	166,914
Freddie Mac Gold Pool 2% 9/1/2051	201,501	163,262
Freddie Mac Gold Pool 2.5% 1/1/2052	5,403,122	4,530,687
Freddie Mac Gold Pool 2.5% 1/1/2052	2,654,827	2,243,578
Freddie Mac Gold Pool 2.5% 1/1/2052	137,872	117,161
Freddie Mac Gold Pool 2.5% 10/1/2050 (f)	5,361,968	4,568,230
Freddie Mac Gold Pool 2.5% 11/1/2041	21,649	19,147
Freddie Mac Gold Pool 2.5% 11/1/2050	435,111	369,341
Freddie Mac Gold Pool 2.5% 11/1/2050	887,407	756,043
Freddie Mac Gold Pool 2.5% 11/1/2051	4,825,822	4,105,418
Freddie Mac Gold Pool 2.5% 12/1/2050	796,530	678,619
Freddie Mac Gold Pool 2.5% 2/1/2051	2,897,172	2,468,300
Freddie Mac Gold Pool 2.5% 3/1/2050	3,079,513	2,599,590
Freddie Mac Gold Pool 2.5% 4/1/2052 (f)(g)	24,390,369	20,734,104
Freddie Mac Gold Pool 2.5% 4/1/2052	2,888,285	2,424,625
Freddie Mac Gold Pool 2.5% 4/1/2052	4,803,210	4,086,182
Freddie Mac Gold Pool 2.5% 7/1/2036	28,703	26,793
Freddie Mac Gold Pool 2.5% 7/1/2043	53,053	46,664
Freddie Mac Gold Pool 2.5% 8/1/2050	3,126,045	2,659,386
Freddie Mac Gold Pool 2.5% 9/1/2051	2,910,347	2,475,887
Freddie Mac Gold Pool 3% 10/1/2049	4,980,216	4,398,319
Freddie Mac Gold Pool 3% 3/1/2050	9,010,022	7,943,197
Freddie Mac Gold Pool 3% 3/1/2052	18,973,832	16,804,330
Freddie Mac Gold Pool 3% 4/1/2050	9,021,493	7,953,310
Freddie Mac Gold Pool 3% 6/1/2052	20,485	17,951
Freddie Mac Gold Pool 3% 6/1/2052	4,955,137	4,366,105
Freddie Mac Gold Pool 3% 8/1/2052	10,485,953	9,293,524
Freddie Mac Gold Pool 3% 9/1/2034	17,118	16,394
Freddie Mac Gold Pool 3.5% 1/1/2048	3,469,244	3,201,174
Freddie Mac Gold Pool 3.5% 1/1/2048	527,238	486,498
Freddie Mac Gold Pool 3.5% 2/1/2052	1,206,961	1,098,650
Freddie Mac Gold Pool 3.5% 3/1/2048	2,066,081	1,911,476
Freddie Mac Gold Pool 3.5% 4/1/2052	2,254,183	2,057,460
Freddie Mac Gold Pool 3.5% 6/1/2052	4,220,835	3,888,095
Freddie Mac Gold Pool 3.5% 7/1/2049	3,158,916	2,909,890
Freddie Mac Gold Pool 3.5% 8/1/2049	5,675,994	5,232,088
Freddie Mac Gold Pool 3.5% 8/1/2051	36,822	33,758
Freddie Mac Gold Pool 4% 11/1/2051	314,516	300,103
Freddie Mac Gold Pool 4% 2/1/2051	7,726,924	7,352,913
Freddie Mac Gold Pool 4% 2/1/2052	131,202	125,189
Freddie Mac Gold Pool 4% 2/1/2052	164,206	156,681
Freddie Mac Gold Pool 4% 2/1/2053	1,900,525	1,802,149
Freddie Mac Gold Pool 4% 2/1/2053	17,165,764	16,277,213
Freddie Mac Gold Pool 4% 3/1/2049	45,415	43,132
Freddie Mac Gold Pool 4% 4/1/2052	345,144	329,220
Freddie Mac Gold Pool 4% 4/1/2052	223,175	212,878
Freddie Mac Gold Pool 4% 6/1/2052	185,359	176,807
Freddie Mac Gold Pool 4% 7/1/2052	278,733	265,873
Freddie Mac Gold Pool 4% 8/1/2052	164,056	156,371
Freddie Mac Gold Pool 4% 9/1/2051	361,618	345,047
Freddie Mac Gold Pool 5% 11/1/2054 (i)	39,961,296	39,335,024
Freddie Mac Gold Pool 5% 9/1/2054	985,679	973,620
Freddie Mac Gold Pool 5.5% 1/1/2055	17,141,422	17,441,999
Freddie Mac Gold Pool 5.5% 10/1/2054	10,318,047	10,424,814
Freddie Mac Gold Pool 5.5% 11/1/2054	6,536,182	6,618,114
Freddie Mac Gold Pool 5.5% 11/1/2054	9,644,733	9,795,771
Freddie Mac Gold Pool 5.5% 3/1/2053	41,508	42,210
Freddie Mac Gold Pool 5.5% 9/1/2053	4,500,175	4,559,398
Freddie Mac Gold Pool 5.5% 9/1/2054	4,064,560	4,111,699
Freddie Mac Gold Pool 6% 10/1/2054	768,554	794,984
Freddie Mac Gold Pool 6% 12/1/2054	5,114,824	5,260,352
Freddie Mac Gold Pool 6% 4/1/2039 (h)	2,261,139	2,330,464
Freddie Mac Gold Pool 6% 4/1/2054 (i)	12,169,320	12,557,395
Freddie Mac Gold Pool 6% 5/1/2054	7,511,107	7,760,022
Freddie Mac Gold Pool 6% 6/1/2054	68,035	69,482
Freddie Mac Gold Pool 6% 7/1/2039	6,351,376	6,516,332
Freddie Mac Gold Pool 6% 9/1/2039 (h)	1,432,648	1,473,169
Freddie Mac Gold Pool 6% 9/1/2054	7,685,902	7,909,386
Freddie Mac Gold Pool 6% 9/1/2054	7,687,248	7,970,828
Freddie Mac Gold Pool 6.5% 6/1/2054	25,051,416	26,182,999
Freddie Mac Gold Pool 6.5% 6/1/2054	6,723,144	7,066,749
Freddie Mac Gold Pool 6.5% 9/1/2054	7,834,307	8,239,598
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	7,272,657	7,495,487
Freddie Mac Non Gold Pool 5.5% 7/1/2053	6,984,454	7,063,274
Freddie Mac Non Gold Pool 6% 11/1/2054	823,821	848,548
Freddie Mac Non Gold Pool 6.5% 1/1/2055	8,483,583	8,870,104
Ginnie Mae I Pool 2% 10/20/2052	1,286,292	1,056,213
Ginnie Mae I Pool 2% 9/20/2052	145,832	119,918
Ginnie Mae I Pool 2.5% 1/20/2051	23,475	20,002
Ginnie Mae I Pool 2.5% 10/20/2051	7,531,045	6,414,381
Ginnie Mae I Pool 2.5% 10/20/2051	3,358,654	2,860,650
Ginnie Mae I Pool 2.5% 10/20/2051	3,494,726	2,976,546
Ginnie Mae I Pool 2.5% 11/20/2051	1,594,023	1,356,176
Ginnie Mae I Pool 2.5% 12/20/2051	2,647,119	2,252,136
Ginnie Mae I Pool 2.5% 12/20/2051	22,908	19,447
Ginnie Mae I Pool 2.5% 12/20/2051	1,757,260	1,495,055
Ginnie Mae I Pool 2.5% 4/20/2051	68,809	58,606
Ginnie Mae I Pool 2.5% 6/20/2051	2,756,900	2,348,121
Ginnie Mae I Pool 2.5% 8/20/2051	4,137,353	3,523,889
Ginnie Mae I Pool 3.5% 10/20/2054	9,577,801	8,789,431
Ginnie Mae I Pool 4.5% 4/20/2053	22,903	22,197
Ginnie Mae I Pool 5.5% 10/20/2054	10,444,696	10,482,870
Ginnie Mae II Pool 2% 1/20/2051	64,176,222	52,722,095
Ginnie Mae II Pool 2% 10/20/2050	9,413,014	7,738,134
Ginnie Mae II Pool 2% 3/1/2055 (h)	138,275,000	113,557,044
Ginnie Mae II Pool 2% 3/20/2052	16,981,451	13,957,248
Ginnie Mae II Pool 2% 4/1/2055 (h)	106,450,000	87,446,003
Ginnie Mae II Pool 2% 6/20/2054	199,192	163,563
Ginnie Mae II Pool 2% 7/20/2054	199,076	163,468
Ginnie Mae II Pool 2% 8/20/2050	4,322,142	3,553,093
Ginnie Mae II Pool 2% 8/20/2053	193,263	158,693
Ginnie Mae II Pool 2.5% 3/1/2055 (h)	70,500,000	60,420,382
Ginnie Mae II Pool 2.5% 7/20/2051	70,447	60,408
Ginnie Mae II Pool 3% 3/1/2055 (h)	59,175,000	52,672,940
Ginnie Mae II Pool 3% 3/20/2050	1,436,951	1,286,394
Ginnie Mae II Pool 3% 4/1/2055 (h)	26,500,000	23,583,044
Ginnie Mae II Pool 3.5% 3/1/2055 (h)	62,550,000	57,394,191
Ginnie Mae II Pool 3.5% 4/1/2055 (h)	36,100,000	33,103,231
Ginnie Mae II Pool 4% 11/20/2054	10,958,828	10,333,077
Ginnie Mae II Pool 4% 12/20/2054	647,395	610,428
Ginnie Mae II Pool 4.5% 11/20/2054	35,091,650	33,901,580
Ginnie Mae II Pool 4.5% 3/1/2055 (h)	11,000,000	10,622,235
Ginnie Mae II Pool 5% 11/20/2054	1,642,571	1,622,269
Ginnie Mae II Pool 5% 12/20/2054	20,110,875	19,862,307
Ginnie Mae II Pool 5.5% 12/20/2054	550,000	552,010
Ginnie Mae II Pool 5.5% 3/1/2055 (h)	48,500,000	48,635,688
Ginnie Mae II Pool 5.5% 4/1/2055 (h)	34,000,000	34,061,921
Ginnie Mae II Pool 5.5% 8/20/2054	1,479,969	1,485,378
Ginnie Mae II Pool 6% 1/20/2055	3,589,690	3,644,576
Ginnie Mae II Pool 6% 12/20/2054	6,674,151	6,778,285
Ginnie Mae II Pool 6% 3/1/2055 (h)	97,900,000	99,228,944
Ginnie Mae II Pool 6% 4/1/2055 (h)	64,200,000	65,001,267
Ginnie Mae II Pool 6.5% 3/1/2055 (h)	13,050,000	13,309,116
Uniform Mortgage Backed Securities 1.5% 3/1/2040 (h)	6,975,000	6,122,511
Uniform Mortgage Backed Securities 2% 3/1/2040 (h)	20,600,000	18,596,329
Uniform Mortgage Backed Securities 2% 3/1/2055 (h)	233,700,000	186,905,221
Uniform Mortgage Backed Securities 2% 4/1/2055 (h)	167,125,000	133,752,227
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (h)	12,900,000	10,785,610
Uniform Mortgage Backed Securities 3% 3/1/2040 (h)	11,500,000	10,885,469
Uniform Mortgage Backed Securities 3% 3/1/2055 (h)	47,050,000	41,008,855
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (h)	38,600,000	35,005,375
Uniform Mortgage Backed Securities 4.5% 3/1/2040 (h)	17,425,000	17,287,506
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (h)	11,000,000	10,367,070
Uniform Mortgage Backed Securities 5% 3/1/2040 (h)	19,000,000	19,100,938
Uniform Mortgage Backed Securities 5% 3/1/2055 (h)	4,600,000	4,525,249
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (h)	123,500,000	123,654,375
Uniform Mortgage Backed Securities 6% 3/1/2055 (h)	21,475,000	21,822,292
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (h)	59,600,000	61,392,655
TOTAL UNITED STATES		2,721,289,917
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,683,803,278)		2,721,289,917

U.S. Treasury Obligations - 1.6%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 2/15/2055	4.54 to 4.79	14,290,000	14,627,168
US Treasury Notes 3.75% 8/31/2031	3.98	4,040,000	3,961,094
US Treasury Notes 4% 2/15/2034	4.11	14,000	13,809
US Treasury Notes 4.125% 7/31/2031	3.79 to 4.13	15,000	15,029
US Treasury Notes 4.25% 11/15/2034	4.28	5,540,000	5,561,641
US Treasury Notes 4.25% 2/28/2031	4.27	1,000	1,009
US Treasury Notes 4.25% 6/30/2029	4.08	5,000	5,047
US Treasury Notes 4.25% 6/30/2031	3.72 to 4.45	7,650,000	7,719,329
US Treasury Notes 4.375% 5/15/2034	3.65 to 4.32	3,537,000	3,587,015
US Treasury Notes 4.5% 5/15/2027	4.54	33,000	33,353
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,303,835)			35,524,494

Money Market Funds - 13.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $283,977,317)	4.35	283,920,533	283,977,317

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	5,500,000	244,459
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.14% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	6,800,000	394,810
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.1415% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	3,300,000	191,627
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	13,600,000	765,880
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	18,700,000	737,553
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	10,000,000	388,137
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.658% and receive annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	6,460,000	214,448
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	22,590,000	783,756
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	7,400,000	263,770
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	12,130,000	242,863
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.0775% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	6,660,000	140,809

TOTAL PUT SWAPTIONS			4,368,112
Call Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	5,500,000	165,580
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.14% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/25	6,800,000	52,323
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.1415% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/15/25	3,300,000	25,904
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/18/25	13,600,000	114,473
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	18,700,000	677,665
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	10,000,000	369,994
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.658% and pay annually a floating rate based on US SOFR Index, expiring December 2035	12/09/25	6,460,000	161,466
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	22,590,000	978,214
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	7,400,000	310,452
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/26	12,130,000	579,290
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.0775% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	6,660,000	308,857

TOTAL CALL SWAPTIONS			3,744,218
TOTAL PURCHASED SWAPTIONS (Cost $8,347,135)			8,112,330

TOTAL INVESTMENT IN SECURITIES - 166.2% (Cost $3,605,413,212)	3,643,763,954
NET OTHER ASSETS (LIABILITIES) - (66.2)%	(1,451,099,991)
NET ASSETS - 100.0%	2,192,663,963

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(110,950,000)	(91,116,645)
Ginnie Mae II Pool 3% 3/1/2055	(26,500,000)	(23,588,219)
Ginnie Mae II Pool 3.5% 3/1/2055	(56,200,000)	(51,567,603)
Ginnie Mae II Pool 5.5% 3/1/2055	(34,000,000)	(34,095,122)
Ginnie Mae II Pool 6% 3/1/2055	(64,200,000)	(65,071,483)
Uniform Mortgage Backed Securities 2% 3/1/2040	(20,600,000)	(18,596,329)
Uniform Mortgage Backed Securities 2% 3/1/2055	(229,175,000)	(183,286,281)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(11,800,000)	(9,865,906)
Uniform Mortgage Backed Securities 3% 3/1/2055	(27,500,000)	(23,969,044)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(37,700,000)	(34,189,188)
Uniform Mortgage Backed Securities 4% 3/1/2055	(20,350,000)	(19,081,304)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(11,000,000)	(10,367,069)
Uniform Mortgage Backed Securities 5% 3/1/2055	(31,300,000)	(30,791,375)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(88,475,000)	(88,585,594)
Uniform Mortgage Backed Securities 6% 3/1/2055	(21,475,000)	(21,822,292)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(59,600,000)	(61,392,655)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(767,386,109)

TOTAL TBA SALE COMMITMENTS (Proceeds $758,624,074)		(767,386,109)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	132	Jun 2025	14,664,375	297,784	297,784
CBOT 2 Year US Treasury Notes Contracts (United States)	2,062	Jun 2025	426,769,563	2,250,669	2,250,669

TOTAL PURCHASED					2,548,453

Sold

Interest Rate Contracts
CBOT 5 Year US Treasury Notes Contracts (United States)	359	Jun 2025	38,749,563	(578,381)	(578,381)
CBOT US Treasury Long Term Bond Contracts (United States)	79	Jun 2025	9,805,875	(373,497)	(373,497)
CBOT US Treasury Long Term Note Contracts (United States)	53	Jun 2025	6,258,969	(96,472)	(96,472)

TOTAL SOLD					(1,048,350)

TOTAL FUTURES CONTRACTS					1,500,103
The notional amount of futures purchased as a percentage of Net Assets is 20.2%
The notional amount of futures sold as a percentage of Net Assets is 2.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	3,000	391	(851)	(460)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	5,000	652	(1,439)	(787)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	3,000	391	(721)	(330)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	4,000	521	(916)	(395)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	1,000	130	(270)	(140)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	5,000	519	(796)	(277)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	12,701	(14,884)	(2,183)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	500,000	65,169	(77,308)	(12,139)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	38,104	(45,279)	(7,175)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	2,500,000	259,683	(287,609)	(27,926)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	36,999	(50,864)	(13,865)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	25,899	(28,393)	(2,494)
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	6,500,000	(2,436)	3,736	1,300
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	500,000	18,500	(19,565)	(1,065)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly	400,000	14,800	(14,705)	95
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	3,000,000	391,013	(385,207)	5,806
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	1,200,000	78,647	(79,147)	(500)

TOTAL BUY PROTECTION							941,683	(1,004,218)	(62,535)
Sell Protection
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly	10,000	(46)	263	217
CMBX AAA Series 15 Index	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	50,000	(228)	492	264
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	5,000	(51)	99	48
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	5,000	(51)	99	48
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(5,084)	7,811	2,727
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	2,800,000	(28,471)	43,586	15,115
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	3,000,000	(30,504)	37,798	7,294
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	23,900,000	(350,869)	409,968	59,099
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,500,000	(22,021)	23,836	1,815
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,100,000	(11,185)	12,516	1,331
CMBX AAA Series 15 Index	NR	Nov 2064	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(5,008)	8,373	3,365
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	15,900,000	(161,673)	143,457	(18,216)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	13,500,000	(198,189)	181,624	(16,565)

TOTAL SELL PROTECTION							(813,380)	869,922	56,542
TOTAL CREDIT DEFAULT SWAPS							128,303	(134,296)	(5,993)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	129,962,000	(449,679)	0	(449,679)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	149,540,000	(928,434)	0	(928,434)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2029	15,456,000	(8,156)	0	(8,156)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	60,814,000	(584,886)	0	(584,886)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	28,013,000	(515,505)	0	(515,505)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	45,090,000	1,223,858	0	1,223,858
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	24,221,000	(129,951)	0	(129,951)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	1,370,000	65,629	0	65,629
TOTAL INTEREST RATE SWAPS							(1,327,124)	0	(1,327,124)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $291,261,689 or 13.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $8,224,515.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,722,857.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $691,956.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,676,708	1,810,147,500	1,589,846,891	10,125,687	-	-	283,977,317	283,920,533	0.6%
Total	63,676,708	1,810,147,500	1,589,846,891	10,125,687	-	-	283,977,317	283,920,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	210,444,089	-	210,444,089	-

Collateralized Mortgage Obligations	186,468,248	-	186,468,248	-

Commercial Mortgage Securities	197,947,559	-	197,947,559	-

U.S. Government Agency - Mortgage Securities	2,721,289,917	-	2,721,289,917	-

U.S. Treasury Obligations	35,524,494	-	35,524,494	-

Money Market Funds	283,977,317	283,977,317	-	-

Purchased Swaptions	8,112,330	-	8,112,330	-
Total Investments in Securities:	3,643,763,954	283,977,317	3,359,786,637	-
Derivative Instruments:

Assets
Futures Contracts	2,548,453	2,548,453	-	-
Swaps	2,233,606	-	2,233,606	-
Total Assets	4,782,059	2,548,453	2,233,606	-

Liabilities
Futures Contracts	(1,048,350)	(1,048,350)	-	-
Swaps	(3,432,427)	-	(3,432,427)	-
Total Liabilities	(4,480,777)	(1,048,350)	(3,432,427)	-
Total Derivative Instruments:	301,282	1,500,103	(1,198,821)	-
Other Financial Instruments:

TBA Sale Commitments	(767,386,109)	-	(767,386,109)	-
Total Other Financial Instruments:	(767,386,109)	-	(767,386,109)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	944,119	(815,816)
Total Credit Risk	944,119	(815,816)
Interest Rate Risk
Futures Contracts (b)	2,548,453	(1,048,350)
Purchased Swaptions (c)	8,112,330	0
Swaps (d)	1,289,487	(2,616,611)
Total Interest Rate Risk	11,950,270	(3,664,961)
Total Value of Derivatives	12,894,389	(4,480,777)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Fidelity® Investment Grade Securitized ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,321,435,895)	$3,359,786,637
Fidelity Central Funds (cost $283,977,317)	283,977,317

Total Investment in Securities (cost $3,605,413,212)		$3,643,763,954
Cash		52,590
Receivable for investments sold		2,136,812
Receivable for TBA sale commitments		758,624,074
Receivable for fund shares sold		4,355,670
Interest receivable		5,088,794
Distributions receivable from Fidelity Central Funds		1,966,748
Receivable for daily variation margin on futures contracts		529,493
Bi-lateral OTC swaps, at value		944,119
Total assets		4,417,462,254
Liabilities
Payable for investments purchased
Regular delivery	$64,982,455
Delayed delivery	1,383,575,745
TBA sale commitments, at value	767,386,109
Payable for swaps	79,147
Distributions payable	6,340,950
Bi-lateral OTC swaps, at value	815,816
Accrued management fee	642,374
Payable for daily variation margin on centrally cleared swaps	936,627
Other payables and accrued expenses	39,068
Total liabilities		2,224,798,291
Net Assets		$2,192,663,963
Net Assets consist of:
Paid in capital		$2,180,806,225
Total accumulated earnings (loss)		11,857,738
Net Assets		$2,192,663,963
Net Asset Value, offering price and redemption price per share ($2,192,663,963 ÷ 50,425,000 shares)		$43.48
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$18,344,353
Income from Fidelity Central Funds		10,125,687
Total income		28,470,040
Expenses
Management fee	$2,243,545
Independent trustees' fees and expenses	1,191
Total expenses before reductions	2,244,736
Expense reductions	(7,315)
Total expenses after reductions		2,237,421
Net Investment income (loss)		26,232,619
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(20,210,181)
Futures contracts	(1,991,026)
Swaps	2,268,518
Total net realized gain (loss)		(19,932,689)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	38,823,037
Futures contracts	1,500,400
Swaps	(1,332,588)
TBA Sale commitments	(8,791,295)
Total change in net unrealized appreciation (depreciation)		30,199,554
Net gain (loss)		10,266,865
Net increase (decrease) in net assets resulting from operations		$36,499,484
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,232,619	$177,244
Net realized gain (loss)	(19,932,689)	(45,797)
Change in net unrealized appreciation (depreciation)	30,199,554	(204,897)
Net increase (decrease) in net assets resulting from operations	36,499,484	(73,450)
Distributions to shareholders	(23,594,975)	(119,175)

Share transactions
Proceeds from sales of shares	2,134,037,597	87,663,467
Cost of shares redeemed	(44,875,311)	-

Net increase (decrease) in net assets resulting from share transactions	2,089,162,286	87,663,467
Total increase (decrease) in net assets	2,102,066,795	87,470,842

Net Assets
Beginning of period	90,597,168	3,126,326
End of period	$2,192,663,963	$90,597,168

Other Information
Shares
Sold	49,400,000	2,000,000
Redeemed	(1,050,000)	-
Net increase (decrease)	48,350,000	2,000,000

Financial Highlights
Fidelity® Investment Grade Securitized ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$43.66	$41.68	$43.99	$49.93	$50.00
Income from Investment Operations
Net investment income (loss) B,C	.905	1.587	1.365	.301	.023
Net realized and unrealized gain (loss)	(.391)	1.784 D	(2.294)	(5.501)	.160
Total from investment operations	.514	3.371	(.929)	(5.200)	.183
Distributions from net investment income	(.694)	(1.391)	(1.381)	(.300)	(.078) E
Distributions from net realized gain	-	-	-	-	(.027) E
Distributions from tax return of capital	-	-	-	(.440)	(.145)
Total distributions	(.694)	(1.391)	(1.381)	(.740)	(.250)
Net asset value, end of period	$43.48	$43.66	$41.68	$43.99	$49.93
Total Return F,G,H	1.21%	8.30%	(2.10)%	(10.49)%	.36%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.37% K,L	.36%	.37%	.36%	.36% L
Expenses net of fee waivers, if any	.37 % K,L	.36%	.36%	.36%	.36% L
Expenses net of all reductions	.37% K,L	.34%	.36%	.36%	.36% L
Net investment income (loss)	4.31% L	4.04%	3.22%	.63%	.09% L
Supplemental Data
Net assets, end of period (000 omitted)	$2,192,664	$90,597	$3,126	$3,299	$9,986
Portfolio turnover rate M	1332 % L	358%	865%	141%	65% N

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FBased on net asset value.
GTotal returns for periods of less than one year are not annualized.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
NAmount not annualized.
Fidelity® Limited Term Bond ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 8.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	330,000	330,743
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	364,000	365,534
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	250,000	251,360
TOTAL BAILIWICK OF JERSEY		947,637
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	62,432	63,344
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	77,362	78,264
TOTAL CANADA		141,608
GRAND CAYMAN (UK OVERSEAS TER) - 2.5%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	320,000	320,054
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	235,717	235,885
Ares Xlv Clo Ltd Series 2024-45A Class BR, CME Term SOFR 3 month Index + 1.25%, 5.552% 10/15/2030 (b)(c)(d)	325,000	325,766
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4904% 1/20/2036 (b)(c)(d)	200,000	200,113
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	421,000	421,406
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	153,858
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	375,000	376,219
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	250,000	250,669
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.622% 7/15/2036 (b)(c)(d)	359,000	360,245
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	372,000	372,147
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.552% 7/15/2036 (b)(c)(d)	311,000	312,354
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.352% 4/15/2030 (b)(c)(d)	183,397	183,513
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	250,000	250,414
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	212,925	213,406
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6736% 7/15/2036 (b)(c)(d)	250,000	250,233
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4936% 7/15/2030 (b)(c)(d)	379,319	380,296
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	250,000	250,297
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 7/20/2032 (b)(c)(d)	366,297	366,429
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,223,304
UNITED STATES - 5.3%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	100,690	97,167
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	121,725	115,203
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	302,892	279,826
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	355,760	356,256
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	100,000	101,851
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	197,293	199,230
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	358,166	331,715
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	75,000	76,350
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	119,077	115,232
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	33,258	32,962
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	536,000	549,821
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	72,000	72,790
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	209,000	211,665
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	967,500	924,276
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	100,000	100,484
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	193,000	195,207
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	19,000	19,378
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	117,000	117,879
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	47,375	46,812
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	33,723	33,693
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	90,573	92,194
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	206,000	208,489
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	88,000	88,213
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	260,000	262,296
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	50,000	51,025
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	680,000	680,000
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	192,000	195,285
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	425,000	429,677
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	360,000	364,714
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	100,000	100,780
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	100,000	101,797
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	38,320	38,472
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	330,000	329,372
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	100,000	101,161
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	113,000	114,173
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	72,238	72,323
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	219,145	222,881
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	168,000	169,403
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	423,767	421,603
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	86,000	83,830
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	1,234,051	1,139,972
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	184,000	185,873
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	105,404	106,415
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	470,000	473,648
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	279,482	284,241
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	100,000	100,493
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	305,000	306,667
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/2029	194,000	194,616
TOTAL UNITED STATES		10,897,410
TOTAL ASSET-BACKED SECURITIES (Cost $17,312,855)		17,209,959

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5529% 1/20/2032 (c)(d)(e)	18,180	18,044
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (c)(d)(e)	54,588	52,677
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4383% 7/21/2030 (c)(d)(e)	150	148
UNITED STATES - 1.3%
Communication Services - 0.1%
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 7/8/2031 (c)(d)(e)	4,988	4,994
Media - 0.1%
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 1/31/2029 (c)(d)(e)	158,371	154,412
TOTAL COMMUNICATION SERVICES		159,406

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/28/2032 (c)(d)(e)	5,000	4,987
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1738% 1/26/2029 (c)(d)(e)	9,922	9,222
		14,209
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 6/3/2028 (c)(d)(e)	54,434	53,315
Broadline Retail - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (c)(d)(e)	54,891	50,509
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 1/23/2032 (c)(d)(e)	113,875	114,089
		164,598
Distributors - 0.0%
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (c)(d)(e)(f)	5,000	4,969
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3373% 6/23/2031 (c)(d)(e)	50,618	50,473
		55,442
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (c)(d)(e)	54,434	47,056
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (c)(e)	25,000	23,250
		70,306
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0461% 6/30/2031 (c)(d)(e)	19,950	19,917
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/31/2031 (c)(d)(e)	20,000	19,600
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (c)(d)(e)	29,922	28,015
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (c)(d)(e)	34,817	33,581
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (c)(d)(e)	14,960	14,437
		115,550
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (c)(d)(e)	44,998	42,669
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 10/30/2027 (c)(d)(e)	9,968	9,881
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 10/30/2027 (c)(d)(e)	4,987	4,962
		57,512
Leisure Products - 0.0%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 5/28/2028 (c)(d)(e)	54,436	54,377
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 6/6/2031 (c)(d)(e)	54,585	53,115
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 4/16/2028 (c)(d)(e)	54,436	54,326
		107,441
TOTAL CONSUMER DISCRETIONARY		692,750

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (c)(d)(e)	29,187	29,056
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (c)(d)(e)(f)	4,569	4,574
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (c)(d)(e)(f)	431	431
		34,061
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3529% 12/30/2027 (c)(d)(e)	5,000	5,009
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (c)(d)(e)(f)	55,000	50,875
		55,884
Financials - 0.2%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (c)(d)(e)	54,445	54,309
Financial Services - 0.0%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (c)(d)(e)	5,000	5,001
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 9.9263% 8/30/2029 (c)(e)	6,549	6,364
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 9.4263% 8/30/2029 (c)(e)	39,841	22,311
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 9.9263% 8/30/2029 (c)(e)	12,429	12,076
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (c)(d)(e)	24,938	24,935
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (c)(d)(e)	20,000	20,005
		90,692
Insurance - 0.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/6/2030 (c)(d)(e)	5,000	4,990
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0723% 9/19/2031 (c)(d)(e)	54,587	54,489
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 8/19/2028 (c)(d)(e)	54,443	54,298
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/23/2029 (c)(d)(e)	54,451	54,264
		168,041
TOTAL FINANCIALS		313,042

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/21/2028 (c)(d)(e)	106,000	106,113
Health Care Providers & Services - 0.0%
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 4/15/2031 (c)(d)(e)	54,719	54,836
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (c)(d)(e)	30,118	29,504
		84,340
Health Care Technology - 0.0%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 2/15/2029 (c)(d)(e)	54,442	54,286
TOTAL HEALTH CARE		244,739

Industrials - 0.2%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3235% 1/27/2032 (c)(d)(e)	5,000	4,977
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (c)(d)(e)(f)	4,569	4,542
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (c)(d)(e)(f)	431	428
		9,947
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.4952% 4/29/2029 (c)(d)(e)	54,443	54,076
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 12/21/2028 (c)(d)(e)	59,437	59,321
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.75%, 8.1738% 5/14/2028 (c)(d)(e)	108,875	108,961
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (c)(d)(e)	4,975	4,991
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/4/2032 (c)(d)(e)(f)	5,000	4,983
LRS Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6883% 8/31/2028 (c)(d)(e)	54,439	51,445
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (c)(d)(e)	54,446	48,273
		277,974
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (c)(d)(e)	39,900	39,726
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (c)(d)(e)	29,923	28,913
TOTAL INDUSTRIALS		410,636

Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (c)(d)(e)	29,935	27,666
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 12/10/2028 (c)(d)(e)	54,439	53,971
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (c)(d)(e)	88,698	88,889
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 11/15/2032 (c)(d)(e)	10,000	10,181
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (c)(d)(e)	30,000	29,898
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/31/2031 (c)(d)(e)	30,000	28,763
		211,702
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (c)(d)(e)	30,000	29,400
TOTAL INFORMATION TECHNOLOGY		268,768

Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 11/24/2027 (c)(d)(e)	54,437	53,938
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (c)(d)(e)	39,692	35,255
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (c)(d)(e)(g)	12,453	12,547
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (c)(d)(e)	11,676	11,763
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 9/30/2028 (c)(d)(e)	54,440	54,464
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (c)(d)(e)	54,452	54,286
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (c)(d)(e)	19,950	19,125
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3174% 3/15/2029 (c)(d)(e)	54,445	54,082
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/22/2028 (c)(d)(e)	54,439	54,371
		349,831
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5685% 1/30/2032 (c)(d)(e)	5,000	4,994
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 10/19/2029 (c)(d)(e)	4,988	4,970
		9,964
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4988% 4/13/2029 (c)(d)(e)	95,829	95,770
TOTAL MATERIALS		455,565

Utilities - 0.0%
Electric Utilities - 0.0%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5586% 1/20/2031 (c)(d)(e)	54,725	54,609
TOTAL UNITED STATES		2,689,460
TOTAL BANK LOAN OBLIGATIONS (Cost $2,778,608)		2,760,329

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	335,749	296,937
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	73,339	71,843
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	76,983	76,044
CSMC Trust Series 2021-RPL9 Class A1, 3.6838% 2/25/2061 (b)(c)	512,081	512,513
Fannie Mae Guaranteed REMICS Series 2019-33 Class N, 3% 3/25/2048	212,640	200,016
Fannie Mae Guaranteed REMICS Series 2019-59 Class AB, 2.5% 10/25/2039	74,731	68,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	105,468	97,659
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	167,263	152,668
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	400,771	398,665
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	44,107	40,941
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	138,179	135,200
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(c)	320,273	317,518
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	52,456	48,382
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(c)	72,750	66,874
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	12,625	12,586
TOTAL UNITED STATES		2,495,989
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,602,510)		2,495,989

Commercial Mortgage Securities - 3.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.3%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	138,000	129,893
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	157,802	157,358
Banc of America Commercial Mortgage Trust Series 2015-UBS7 Class ASB, 3.429% 9/15/2048	41,558	41,403
BBCMS Mortgage Trust Series 2017-C1 Class ASB, 3.488% 2/15/2050	329,032	325,099
Benchmark Mortgage Trust Series 2018-B2 Class A2, 3.6623% 2/15/2051	3,386	3,334
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4265% 9/15/2026 (b)(c)(d)	352,000	344,578
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	100,000	100,063
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	566,000	566,707
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	323,000	321,334
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0788% 5/15/2038 (b)(c)(d)	52,185	52,120
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	272,722	272,210
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	42,000	41,987
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(c)	136,986	137,242
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2765% 11/15/2038 (b)(c)(d)	273,478	272,965
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	165,675	165,883
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	120,000	119,775
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	383,000	382,521
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	56,000	55,930
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	484,805	477,301
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	340,224	324,574
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	18,646	18,550
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	625,000	582,032
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	39,185	38,344
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	442,485	440,964
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	406,000	410,242
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	190,000	188,814
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9265% 9/15/2029 (b)(c)(d)	47,002	45,126
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	106,361	105,352
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	43,377	43,567
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	268,078	267,575
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	140,000	140,044
Wells Fargo Commercial Mortgage Trust Series 2015-LC22 Class ASB, 3.571% 9/15/2058	14,670	14,639
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class ASB, 3.371% 9/15/2057	54,066	53,895
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	77,554	76,905
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	147,000	147,554
TOTAL UNITED STATES		6,865,880
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,981,816)		6,865,880

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (h) (Cost $3,933)	414	4,140

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (b)	10,000	9,720
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029 (b)	5,000	9,663
TOTAL CONSUMER DISCRETIONARY		19,383

Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (b)	10,000	9,965
Information Technology - 0.0%
Software - 0.0%
BlackLine Inc 1% 6/1/2029 (b)	5,000	4,900
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	38,000	35,625
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc 0.25% 12/1/2026	7,000	3,430
TOTAL UNITED STATES		73,303
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $68,098)		73,303

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	200,000	179,500
United Mexican States 6% 5/13/2030	200,000	203,800
TOTAL MEXICO		383,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $398,352)		383,300

Non-Convertible Corporate Bonds - 66.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Financials - 0.4%
Banks - 0.4%
Westpac Banking Corp 4.11% 7/24/2034 (c)	705,000	676,560
Materials - 0.2%
Metals & Mining - 0.2%
Glencore Funding LLC 5.338% 4/4/2027 (b)	350,000	355,001
Mineral Resources Ltd 9.25% 10/1/2028 (b)	123,000	127,269
		482,270
TOTAL AUSTRALIA		1,158,830
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)	11,000	10,753
CANADA - 2.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 2.95% 3/15/2025	467,000	466,541
Rogers Communications Inc 3.2% 3/15/2027	480,000	466,018
		932,559
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)	60,000	57,529
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)	55,000	55,026
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	16,000	16,269
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)	9,000	9,306
		138,130
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)	15,000	14,080
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Baytex Energy Corp 7.375% 3/15/2032 (b)	20,000	19,552
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	130,000	129,993
Enbridge Inc 1.6% 10/4/2026	270,000	257,829
Enbridge Inc 5.3% 4/5/2029	136,000	138,349
Enbridge Inc 5.9% 11/15/2026	677,000	691,140
Parkland Corp 6.625% 8/15/2032 (b)	50,000	50,436
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	79,000	79,065
		1,366,364
Financials - 0.4%
Banks - 0.2%
Toronto Dominion Bank 4.783% 12/17/2029	359,000	359,623
Insurance - 0.2%
Empower Finance 2020 LP 1.357% 9/17/2027 (b)	258,000	237,268
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	222,000	218,203
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)	5,000	5,411
		460,882
TOTAL FINANCIALS		820,505

Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (b)	50,000	50,186
Industrials - 0.1%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (b)	30,000	30,414
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (b)	15,000	15,395
Wrangler Holdco Corp 6.625% 4/1/2032 (b)	76,000	77,819
		93,214
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	155,000	147,897
TOTAL INDUSTRIALS		271,525

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 2/15/2028 (b)	150,000	142,055
Materials - 0.4%
Chemicals - 0.4%
Methanex Corp 5.125% 10/15/2027	81,000	79,739
NOVA Chemicals Corp 5% 5/1/2025 (b)	140,000	139,562
NOVA Chemicals Corp 5.25% 6/1/2027 (b)	70,000	69,625
Nutrien Ltd 4.9% 3/27/2028	520,000	524,928
		813,854
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	63,000	62,305
TOTAL MATERIALS		876,159

TOTAL CANADA		4,611,563
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)	75,000	38,250
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)	9,000	9,057
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	620,000	615,548
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	376,000	379,231

TOTAL DENMARK		994,779
FRANCE - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (b)	19,000	14,740
Altice France SA 5.5% 1/15/2028 (b)	16,000	12,878
Altice France SA 5.5% 10/15/2029 (b)	5,000	3,906
		31,524
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	333,000	323,688
BPCE SA 1.652% 10/6/2026 (b)(c)	198,000	194,528
BPCE SA 2.045% 10/19/2027 (b)(c)	378,000	361,499
BPCE SA 6.714% 10/19/2029 (b)(c)	300,000	316,263
Societe Generale SA 1.488% 12/14/2026 (b)(c)	168,000	163,755
Societe Generale SA 1.792% 6/9/2027 (b)(c)	336,000	323,098
Societe Generale SA 5.5% 4/13/2029 (b)(c)	200,000	202,438
		1,885,269
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (b)	60,000	57,243
TOTAL FRANCE		1,974,036
GERMANY - 2.3%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
Mercedes-Benz Finance North America LLC 1.45% 3/2/2026 (b)	187,000	181,502
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (b)	310,000	311,267
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	90,000	87,709
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	275,000	274,414
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	320,000	315,924
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	210,000	212,689
		1,383,505
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	388,000	380,838
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	857,000	822,074
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	500,000	504,580
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	300,000	314,054
		2,021,546
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	180,000	179,079
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	470,000	457,681
		636,760
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	350,000	334,740
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	152,000	153,259
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	150,000	151,818
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)	120,000	118,804
		758,621
TOTAL GERMANY		4,800,432
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tullow Oil PLC 10.25% 5/15/2026 (b)	50,000	44,645
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	15,000	15,410
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)	75,000	69,081
IRELAND - 1.5%
Financials - 0.9%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	242,000	247,405
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	145,000	141,375
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	151,000	145,607
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	1,050,000	1,074,588
		1,361,570
Financial Services - 0.1%
GGAM Finance Ltd 6.875% 4/15/2029 (b)	18,000	18,380
GGAM Finance Ltd 7.75% 5/15/2026 (b)	120,000	121,707
TrueNoord Capital DAC 8.75% 3/1/2030 (b)	20,000	20,459
		160,546
Industrials - 0.6%
Commercial Services & Supplies - 0.0%
Cimpress PLC 7.375% 9/15/2032 (b)	9,000	8,681
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	296,000	295,177
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	552,000	554,565
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	400,000	414,527
		1,264,269
TOTAL INDUSTRIALS		1,272,950

TOTAL IRELAND		3,042,471
ITALY - 0.3%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	357,000	358,160
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	360,000	363,239
TOTAL ITALY		721,399
JAPAN - 0.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 1.591% 4/3/2028 (b)	450,000	411,768
Financials - 0.6%
Banks - 0.6%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	300,000	287,957
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	160,000	152,681
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	300,000	305,804
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	80,000	76,828
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	100,000	95,996
Mizuho Financial Group Inc 5.667% 5/27/2029 (c)	250,000	257,113
		1,176,379
Capital Markets - 0.0%
Nomura Holdings Inc 1.653% 7/14/2026	100,000	96,095
TOTAL FINANCIALS		1,272,474

TOTAL JAPAN		1,684,242
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (b)	25,000	20,248
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)	52,000	47,580
MEXICO - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleos Mexicanos 6.49% 1/23/2027	420,000	411,915
Petroleos Mexicanos 6.5% 3/13/2027	600,000	587,760

TOTAL MEXICO		999,675
NETHERLANDS - 0.9%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (b)	10,000	10,003
Food Products - 0.2%
JDE Peet's NV 1.375% 1/15/2027 (b)	344,000	323,213
Financials - 0.7%
Banks - 0.7%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	186,000	178,797
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	375,000	358,000
ING Groep NV 1.726% 4/1/2027 (c)	181,000	175,610
ING Groep NV 5.335% 3/19/2030 (c)	711,000	723,741
		1,436,148
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.5% 8/15/2027 (b)	30,000	29,956
TOTAL NETHERLANDS		1,799,320
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (b)	9,000	8,969
IHS Holding Ltd 8.25% 11/29/2031 (b)	12,000	11,949

TOTAL NIGERIA		20,918
NORWAY - 0.6%
Energy - 0.2%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)	80,000	81,776
TGS ASA 8.5% 1/15/2030 (b)	9,000	9,369
		91,145
Oil, Gas & Consumable Fuels - 0.2%
Equinor ASA 1.75% 1/22/2026	83,000	81,097
Equinor ASA 2.875% 4/6/2025	305,000	304,476
		385,573
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	381,000	366,871
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	389,000	365,855
		732,726
TOTAL NORWAY		1,209,444
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)	11,000	11,114
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	25,000	21,969
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA 1.722% 9/14/2027 (c)	400,000	382,472
Banco Santander SA 5.365% 7/15/2028 (c)	200,000	202,584

TOTAL SPAIN		585,056
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.305% 2/2/2027 (b)(c)	100,000	96,989
UBS Group AG 6.246% 9/22/2029 (b)(c)	700,000	733,344
		830,333
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)	45,000	44,516
TOTAL SWITZERLAND		874,849
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	85,000	86,221
UNITED KINGDOM - 5.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (b)	33,000	30,250
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)	120,000	126,219
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)	20,000	20,000
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	11,000	10,985
Consumer Staples - 1.2%
Tobacco - 1.2%
BAT Capital Corp 4.7% 4/2/2027	540,000	540,783
BAT International Finance PLC 1.668% 3/25/2026	46,000	44,585
BAT International Finance PLC 3.95% 6/15/2025 (b)	186,000	185,363
BAT International Finance PLC 5.931% 2/2/2029	830,000	863,622
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	400,000	409,167
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	440,000	453,691
		2,497,211
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (b)	150,000	168,213
Financials - 3.6%
Banks - 3.4%
Barclays PLC 2.279% 11/24/2027 (c)	380,000	364,812
Barclays PLC 2.852% 5/7/2026 (c)	220,000	219,256
Barclays PLC 4.972% 5/16/2029 (c)	300,000	300,704
Barclays PLC 5.367% 2/25/2031 (c)	407,000	411,737
Barclays PLC 5.69% 3/12/2030 (c)	1,010,000	1,035,287
HSBC Holdings PLC 4.041% 3/13/2028 (c)	340,000	335,299
HSBC Holdings PLC 4.292% 9/12/2026 (c)	340,000	339,201
HSBC Holdings PLC 4.92% 3/3/2029 (c)	293,000	293,610
HSBC Holdings PLC 5.21% 8/11/2028 (c)	852,000	860,396
HSBC Holdings PLC 5.546% 3/4/2030 (c)	500,000	510,870
HSBC Holdings PLC 6.161% 3/9/2029 (c)	300,000	311,294
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	500,000	514,810
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	320,000	329,823
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	230,000	234,006
NatWest Group PLC 3.073% 5/22/2028 (c)	290,000	280,031
NatWest Group PLC 4.964% 8/15/2030 (c)	720,000	720,672
		7,061,808
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	400,000	411,563
TOTAL FINANCIALS		7,473,371

Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 5% 3/26/2027 (b)	200,000	201,726
BAE Systems PLC 5.125% 3/26/2029 (b)	200,000	202,568
Rolls-Royce PLC 5.75% 10/15/2027 (b)	205,000	208,669
		612,963
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)	170,000	168,570
TOTAL UNITED KINGDOM		11,107,782
UNITED STATES - 49.2%
Communication Services - 2.6%
Diversified Telecommunication Services - 0.3%
AT&T Inc 1.65% 2/1/2028	340,000	313,457
Cogent Communications Group LLC 7% 6/15/2027 (b)	60,000	60,494
Consolidated Communications Inc 5% 10/1/2028 (b)	80,000	76,353
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	91,000	90,050
Level 3 Financing Inc 10.5% 5/15/2030 (b)	21,000	22,863
		563,217
Entertainment - 0.1%
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)	134,000	130,906
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (b)	20,000	20,249
Media - 1.9%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)	80,000	75,765
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)	230,000	226,831
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	300,000	290,220
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	950,000	969,710
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)	10,000	8,865
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)	27,000	27,570
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (b)	80,000	84,253
DISH DBS Corp 5.125% 6/1/2029	45,000	30,359
DISH DBS Corp 7.375% 7/1/2028	40,000	29,652
iHeartCommunications Inc 7% 1/15/2031 (b)	49,000	36,308
Sirius XM Radio LLC 3.125% 9/1/2026 (b)	170,000	164,432
Univision Communications Inc 8% 8/15/2028 (b)	105,000	106,659
Warnermedia Holdings Inc 3.638% 3/15/2025	212,000	211,889
Warnermedia Holdings Inc 3.755% 3/15/2027	1,821,000	1,777,542
		4,040,055
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.5% 4/15/2025	193,000	192,709
T-Mobile USA Inc 4.95% 3/15/2028	370,000	373,233
		565,942
TOTAL COMMUNICATION SERVICES		5,320,369

Consumer Discretionary - 4.0%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	100,000	102,090
Goodyear Tire & Rubber Co/The 4.875% 3/15/2027	50,000	49,091
Hertz Corp/The 4.625% 12/1/2026 (b)	15,000	13,014
Patrick Industries Inc 6.375% 11/1/2032 (b)	25,000	24,847
Phinia Inc 6.75% 4/15/2029 (b)	10,000	10,244
		199,286
Automobiles - 1.5%
General Motors Financial Co Inc 1.25% 1/8/2026	106,000	102,891
General Motors Financial Co Inc 2.35% 2/26/2027	730,000	698,047
General Motors Financial Co Inc 5.8% 6/23/2028	800,000	821,334
General Motors Financial Co Inc 6% 1/9/2028	370,000	381,297
Hyundai Capital America 5.45% 6/24/2026 (b)	230,000	232,330
Hyundai Capital America 5.6% 3/30/2028 (b)	440,000	450,024
Hyundai Capital America 5.8% 6/26/2025 (b)	280,000	280,796
		2,966,719
Broadline Retail - 0.0%
Wayfair LLC 7.25% 10/31/2029 (b)	15,000	15,233
Distributors - 0.2%
Gates Corp/DE 6.875% 7/1/2029 (b)	11,000	11,287
Genuine Parts Co 4.95% 8/15/2029	500,000	500,923
		512,210
Diversified Consumer Services - 0.2%
Service Corp International/US 5.75% 10/15/2032	15,000	14,881
Sotheby's 7.375% 10/15/2027 (b)	50,000	49,555
TKC Holdings Inc 10.5% 5/15/2029 (b)	150,000	153,270
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)	150,000	149,600
		367,306
Hotels, Restaurants & Leisure - 0.8%
Affinity Interactive 6.875% 12/15/2027 (b)	15,000	12,354
Boyd Gaming Corp 4.75% 12/1/2027	60,000	59,093
Caesars Entertainment Inc 6% 10/15/2032 (b)	60,000	58,507
Carnival Corp 5.75% 3/15/2030 (b)	20,000	20,063
Carnival Corp 6.125% 2/15/2033 (b)	58,000	58,380
Carnival Corp 7.625% 3/1/2026 (b)	215,000	215,365
Churchill Downs Inc 4.75% 1/15/2028 (b)	8,000	7,815
Churchill Downs Inc 6.75% 5/1/2031 (b)	60,000	61,176
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)	79,000	73,460
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)	25,000	25,058
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)	9,000	9,102
International Game Technology PLC 4.125% 4/15/2026 (b)	64,000	63,458
Las Vegas Sands Corp 3.5% 8/18/2026	55,000	53,746
Life Time Inc 6% 11/15/2031 (b)	45,000	45,166
Light & Wonder International Inc 7% 5/15/2028 (b)	85,000	85,214
MGM Resorts International 4.625% 9/1/2026	75,000	74,452
NCL Corp Ltd 5.875% 2/15/2027 (b)	30,000	30,075
NCL Corp Ltd 5.875% 3/15/2026 (b)	9,000	9,003
NCL Corp Ltd 6.25% 3/1/2030 (b)	50,000	50,232
NCL Corp Ltd 6.75% 2/1/2032 (b)	80,000	81,710
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)	120,000	120,566
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (b)	73,000	73,553
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)	15,000	14,921
Six Flags Entertainment Corp 5.5% 4/15/2027 (b)	60,000	59,789
Station Casinos LLC 6.625% 3/15/2032 (b)	25,000	25,227
Viking Cruises Ltd 9.125% 7/15/2031 (b)	87,000	94,418
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)	85,000	84,810
		1,566,713
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (b)	10,000	10,012
Landsea Homes Corp 8.875% 4/1/2029 (b)	15,000	14,924
LGI Homes Inc 7% 11/15/2032 (b)	35,000	34,720
Newell Brands Inc 5.7% 4/1/2026 (i)	32,000	31,976
Newell Brands Inc 6.375% 5/15/2030	20,000	19,941
Newell Brands Inc 6.625% 5/15/2032	15,000	14,919
Somnigroup International Inc 4% 4/15/2029 (b)	69,000	64,320
		190,812
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	307,000	314,954
Mattel Inc 5.875% 12/15/2027 (b)	55,000	55,231
		370,185
Specialty Retail - 0.9%
Advance Auto Parts Inc 5.95% 3/9/2028	239,000	240,697
AutoNation Inc 1.95% 8/1/2028	540,000	488,952
AutoZone Inc 3.625% 4/15/2025	188,000	187,712
AutoZone Inc 6.25% 11/1/2028	239,000	251,650
Group 1 Automotive Inc 6.375% 1/15/2030 (b)	15,000	15,269
Hudson Automotive Group 8% 5/15/2032 (b)	10,000	10,586
O'Reilly Automotive Inc 5.75% 11/20/2026	300,000	305,807
Ross Stores Inc 0.875% 4/15/2026	413,000	396,761
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032	8,000	8,119
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (b)	5,000	5,110
Staples Inc 10.75% 9/1/2029 (b)	30,000	28,650
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)	9,000	9,311
		1,948,624
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands Inc 4.875% 5/15/2026 (b)	64,000	63,949
TOTAL CONSUMER DISCRETIONARY		8,201,037

Consumer Staples - 1.6%
Beverages - 0.6%
Constellation Brands Inc 3.6% 2/15/2028	740,000	718,803
Keurig Dr Pepper Inc 4.597% 5/25/2028	390,000	390,175
Molson Coors Beverage Co 3% 7/15/2026	183,000	179,340
		1,288,318
Consumer Staples Distribution & Retail - 0.7%
7-Eleven Inc 0.95% 2/10/2026 (b)	247,000	238,411
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (b)	110,000	107,922
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)(j)	20,000	20,249
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)	74,000	75,391
C&S Group Enterprises LLC 5% 12/15/2028 (b)	12,000	10,068
Dollar General Corp 4.625% 11/1/2027	352,000	352,037
Dollar Tree Inc 4% 5/15/2025	77,000	76,809
Dollar Tree Inc 4.2% 5/15/2028	380,000	373,777
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)	80,000	83,196
Performance Food Group Inc 5.5% 10/15/2027 (b)	60,000	59,731
US Foods Inc 5.75% 4/15/2033 (b)	15,000	14,750
Walgreens Boots Alliance Inc 8.125% 8/15/2029	10,000	10,111
		1,422,452
Food Products - 0.1%
Bunge Ltd Fin Corp 4.1% 1/7/2028	196,000	193,654
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)	10,000	10,549
Post Holdings Inc 6.25% 10/15/2034 (b)	15,000	14,914
Post Holdings Inc 6.375% 3/1/2033 (b)	15,000	14,956
The Campbell's Company 5.3% 3/20/2026	75,000	75,528
		309,601
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)	25,000	25,215
Personal Care Products - 0.0%
Coty Inc 5% 4/15/2026 (b)	42,000	41,892
Tobacco - 0.2%
Altria Group Inc 2.35% 5/6/2025	128,000	127,434
Philip Morris International Inc 4.875% 2/13/2029	200,000	201,808
Turning Point Brands Inc 7.625% 3/15/2032 (b)	5,000	5,165
		334,407
TOTAL CONSUMER STAPLES		3,421,885

Energy - 3.4%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)	15,000	15,184
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	133,000	127,742
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)	80,000	82,584
Nabors Industries Inc 8.875% 8/15/2031 (b)	30,000	27,006
Star Holding LLC 8.75% 8/1/2031 (b)	15,000	14,482
Transocean Aquila Ltd 8% 9/30/2028 (b)	136,154	139,349
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)	20,000	20,555
		426,902
Oil, Gas & Consumable Fuels - 3.2%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (b)	20,000	20,618
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (b)	5,000	5,049
Buckeye Partners LP 4.125% 12/1/2027	120,000	115,738
California Resources Corp 8.25% 6/15/2029 (b)	65,000	66,863
Cheniere Energy Inc 4.625% 10/15/2028	55,000	54,350
CITGO Petroleum Corp 6.375% 6/15/2026 (b)	60,000	60,004
CNX Resources Corp 7.25% 3/1/2032 (b)	35,000	35,850
Comstock Resources Inc 6.75% 3/1/2029 (b)	25,000	24,578
CVR CHC LP 8.5% 1/15/2029 (b)	25,000	24,659
DCP Midstream Operating LP 5.625% 7/15/2027	440,000	448,770
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)	4,000	4,056
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	64,000	67,090
Diamondback Energy Inc 5.2% 4/18/2027	352,000	356,423
Energy Transfer LP 5.5% 6/1/2027	1,090,000	1,106,793
Energy Transfer LP 6% 2/1/2029 (b)	6,000	6,114
Energy Transfer LP 7.375% 2/1/2031 (b)	6,000	6,326
EnLink Midstream Partners LP 4.85% 7/15/2026	55,000	55,001
EQM Midstream Partners LP 7.5% 6/1/2027 (b)	85,000	87,124
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	5,000	5,033
Genesis Energy LP / Genesis Energy Finance Corp 8% 1/15/2027	54,000	55,021
Harvest Midstream I LP 7.5% 5/15/2032 (b)	30,000	31,445
Hess Corp 4.3% 4/1/2027	1,240,000	1,231,707
Hess Midstream Operations LP 5.625% 2/15/2026 (b)	55,000	54,992
Hess Midstream Operations LP 5.875% 3/1/2028 (b)	12,000	12,087
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)	15,000	15,630
Kinder Morgan Inc 4.3% 3/1/2028	250,000	247,993
Kinetik Holdings LP 6.625% 12/15/2028 (b)	60,000	61,380
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (b)	10,000	9,803
Matador Resources Co 6.25% 4/15/2033 (b)	10,000	9,825
Matador Resources Co 6.5% 4/15/2032 (b)	25,000	25,001
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	10,000	10,050
MPLX LP 1.75% 3/1/2026	159,000	154,486
MPLX LP 4.25% 12/1/2027	460,000	455,230
Murphy Oil Corp 6% 10/1/2032	15,000	14,546
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (b)	80,000	81,470
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)	9,000	9,372
Occidental Petroleum Corp 5% 8/1/2027	233,000	233,885
Occidental Petroleum Corp 5.2% 8/1/2029	97,000	97,495
ONEOK Inc 4.25% 9/24/2027	33,000	32,681
ONEOK Inc 4.4% 10/15/2029	35,000	34,348
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)	80,000	76,657
Phillips 66 3.85% 4/9/2025	77,000	76,923
Range Resources Corp 4.875% 5/15/2025	55,000	54,871
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)	87,000	91,141
SM Energy Co 6.625% 1/15/2027	25,000	24,986
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	10,000	10,506
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	86,000	86,114
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)	80,000	79,971
TransMontaigne Partners LLC 8.5% 6/15/2030 (b)	20,000	20,289
Valero Energy Corp 2.85% 4/15/2025	99,000	98,703
Venture Global LNG Inc 7% 1/15/2030 (b)	235,000	238,239
Western Gas Partners LP 6.35% 1/15/2029	58,000	60,632
Williams Cos Inc/The 4.8% 11/15/2029	169,000	169,016
Williams Cos Inc/The 5.4% 3/2/2026	101,000	101,759
		6,618,693
TOTAL ENERGY		7,045,595

Financials - 22.6%
Banks - 10.2%
Bank of America Corp 1.197% 10/24/2026 (c)	346,000	338,648
Bank of America Corp 1.319% 6/19/2026 (c)	454,000	449,498
Bank of America Corp 1.734% 7/22/2027 (c)	755,000	726,231
Bank of America Corp 4.271% 7/23/2029 (c)	760,000	749,277
Bank of America Corp 4.979% 1/24/2029 (c)	500,000	504,432
Bank of America Corp 5.08% 1/20/2027 (c)	600,000	602,514
Bank of America Corp 5.202% 4/25/2029 (c)	300,000	304,235
Bank of America Corp 5.819% 9/15/2029 (c)	320,000	331,231
Citigroup Inc 1.122% 1/28/2027 (c)	375,000	363,259
Citigroup Inc 3.106% 4/8/2026 (c)	393,000	392,321
Citigroup Inc 3.887% 1/10/2028 (c)	1,090,000	1,075,749
Citigroup Inc 4.075% 4/23/2029 (c)	652,000	640,868
Citigroup Inc 4.786% 3/4/2029 (c)	520,000	521,438
Citigroup Inc 5.174% 2/13/2030 (c)	610,000	617,313
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	994,000	988,377
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	400,000	387,497
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	1,115,000	1,063,837
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	500,000	489,002
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	590,000	586,273
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	500,000	496,094
JPMorgan Chase & Co 4.915% 1/24/2029 (c)	500,000	503,940
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	500,000	504,034
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	222,000	226,173
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	400,000	409,575
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	267,000	269,506
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	90,000	91,709
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	750,000	770,071
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	668,000	639,264
Santander Holdings USA Inc 3.45% 6/2/2025	465,000	463,301
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	250,000	251,349
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	410,000	424,330
Truist Financial Corp 1.887% 6/7/2029 (c)	250,000	228,306
Truist Financial Corp 5.9% 10/28/2026 (c)	390,000	392,995
Truist Financial Corp 7.161% 10/30/2029 (c)	980,000	1,055,453
US Bancorp 4.653% 2/1/2029 (c)	500,000	499,723
Wells Fargo & Co 3.526% 3/24/2028 (c)	320,000	312,910
Wells Fargo & Co 4.3% 7/22/2027	171,000	170,032
Wells Fargo & Co 5.244% 1/24/2031 (c)	245,000	249,013
Wells Fargo & Co 5.707% 4/22/2028 (c)	700,000	714,218
Wells Fargo & Co 6.303% 10/23/2029 (c)	1,020,000	1,072,761
Western Alliance Bancorp 3% 6/15/2031 (c)	55,000	51,563
		20,928,320
Capital Markets - 5.2%
Ares Capital Corp 3.25% 7/15/2025	250,000	248,358
Athene Global Funding 1.73% 10/2/2026 (b)	1,110,000	1,060,974
Athene Global Funding 4.721% 10/8/2029 (b)	400,000	394,880
Athene Global Funding 5.339% 1/15/2027 (b)	250,000	252,619
Athene Global Funding 5.516% 3/25/2027 (b)	350,000	355,566
Blackstone Private Credit Fund 3.25% 3/15/2027	400,000	385,673
Blackstone Private Credit Fund 4.7% 3/24/2025	350,000	349,825
Blackstone Private Credit Fund 7.3% 11/27/2028	506,000	540,141
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	25,000	25,208
GA Global Funding Trust 5.4% 1/13/2030 (b)	296,000	302,396
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	1,240,000	1,193,244
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	500,000	493,008
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	720,000	761,166
Hightower Holding LLC 6.75% 4/15/2029 (b)	23,000	22,381
Intercontinental Exchange Inc 3.625% 9/1/2028	400,000	388,031
Intercontinental Exchange Inc 4% 9/15/2027	302,000	298,468
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (b)	19,000	18,971
Morgan Stanley 2.188% 4/28/2026 (c)	60,000	59,766
Morgan Stanley 2.475% 1/21/2028 (c)	1,060,000	1,019,232
Morgan Stanley 3.591% 7/22/2028 (c)	360,000	350,171
Morgan Stanley 3.772% 1/24/2029 (c)	340,000	331,872
Morgan Stanley 5.042% 7/19/2030 (c)	500,000	503,998
Morgan Stanley 5.164% 4/20/2029 (c)	727,000	736,210
Nuveen LLC 5.55% 1/15/2030 (b)	67,000	68,953
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	370,000	372,638
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	297,000	299,461
State Street Corp 2.901% 3/30/2026 (c)	16,000	15,976
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)	20,000	20,671
		10,869,857
Consumer Finance - 3.2%
Ally Financial Inc 4.75% 6/9/2027	1,255,000	1,253,066
Ally Financial Inc 6.848% 1/3/2030 (c)	300,000	315,310
American Express Co 5.085% 1/30/2031 (c)	118,000	119,469
Capital One Financial Corp 1.878% 11/2/2027 (c)	930,000	886,904
Capital One Financial Corp 4.985% 7/24/2026 (c)	228,000	228,283
Capital One Financial Corp 5.468% 2/1/2029 (c)	400,000	407,676
Capital One Financial Corp 7.149% 10/29/2027 (c)	505,000	523,927
Capstone Borrower Inc 8% 6/15/2030 (b)	10,000	10,476
Ford Motor Credit Co LLC 5.85% 5/17/2027	500,000	503,929
Ford Motor Credit Co LLC 5.875% 11/7/2029	470,000	470,593
Ford Motor Credit Co LLC 6.95% 6/10/2026	1,550,000	1,579,524
Navient Corp 6.75% 6/15/2026	45,000	45,552
OneMain Finance Corp 3.5% 1/15/2027	75,000	72,361
OneMain Finance Corp 7.5% 5/15/2031	140,000	145,891
PRA Group Inc 8.875% 1/31/2030 (b)	10,000	10,527
		6,573,488
Financial Services - 2.2%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	327,000	328,455
Azorra Finance Ltd 7.75% 4/15/2030 (b)	10,000	10,172
Block Inc 6.5% 5/15/2032 (b)	30,000	30,611
Clue Opco LLC 9.5% 10/15/2031 (b)	80,000	82,480
Corebridge Financial Inc 3.5% 4/4/2025	154,000	153,830
Corebridge Financial Inc 3.65% 4/5/2027	855,000	838,976
Corebridge Global Funding 4.65% 8/20/2027 (b)	116,000	116,317
Corebridge Global Funding 4.9% 1/7/2028 (b)	205,000	206,753
Freedom Mortgage Corp 7.625% 5/1/2026 (b)	50,000	50,089
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	230,000	223,585
Jackson Financial Inc 5.17% 6/8/2027	228,000	230,337
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,930,000	1,853,778
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (b)	25,000	25,168
NFE Financing LLC 12% 11/15/2029 (b)	64,627	63,865
PennyMac Financial Services Inc 6.875% 2/15/2033 (b)	20,000	20,005
Saks Global Enterprises LLC 11% 12/15/2029 (b)	15,000	13,849
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)	20,000	20,381
Western Union Co/The 1.35% 3/15/2026	280,000	270,013
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	62,000	64,094
		4,602,758
Insurance - 1.8%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)	15,000	15,553
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	40,000	40,467
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	14,000	14,271
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)	15,000	15,083
Arthur J Gallagher & Co 4.6% 12/15/2027	274,000	274,348
Arthur J Gallagher & Co 4.85% 12/15/2029	24,000	24,097
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	344,000	318,303
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	451,000	430,875
Guardian Life Global Funding 1.4% 7/6/2027 (b)	358,000	334,057
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	624,000	616,594
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	598,000	609,428
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	25,000	25,727
RGA Global Funding 2% 11/30/2026 (b)	273,000	261,532
RGA Global Funding 5.448% 5/24/2029 (b)	193,000	198,204
Ryan Specialty LLC 5.875% 8/1/2032 (b)	35,000	34,790
Willis North America Inc 4.65% 6/15/2027	440,000	440,326
		3,653,655
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (b)	10,000	10,151
Starwood Property Trust Inc 4.75% 3/15/2025	50,000	49,926
Starwood Property Trust Inc 6.5% 7/1/2030 (b)	33,000	33,480
		93,557
TOTAL FINANCIALS		46,721,635

Health Care - 2.9%
Biotechnology - 0.4%
Amgen Inc 5.15% 3/2/2028	761,000	773,617
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp 2.75% 9/23/2026 (b)	200,000	194,458
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	78,000	79,166
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)	15,000	15,429
		289,053
Health Care Providers & Services - 1.9%
Centene Corp 2.45% 7/15/2028	170,000	154,882
CHS/Community Health Systems Inc 5.625% 3/15/2027 (b)	93,000	89,681
Cigna Group/The 3.4% 3/1/2027	340,000	333,206
CVS Health Corp 4.3% 3/25/2028	400,000	393,912
CVS Health Corp 5% 2/20/2026	350,000	350,814
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)	20,000	19,273
HCA Inc 3.125% 3/15/2027	1,150,000	1,116,146
HCA Inc 5% 3/1/2028	225,000	226,821
HCA Inc 5.875% 2/15/2026	55,000	55,237
Humana Inc 5.75% 12/1/2028	500,000	515,470
Icon Investments Six DAC 5.809% 5/8/2027	318,000	324,703
LifePoint Health Inc 11% 10/15/2030 (b)	9,000	9,904
Molina Healthcare Inc 6.25% 1/15/2033 (b)	30,000	29,647
Select Medical Corp 6.25% 12/1/2032 (b)	30,000	29,849
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)	20,000	20,006
Tenet Healthcare Corp 5.125% 11/1/2027	202,000	199,650
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)	5,000	5,111
		3,874,312
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)	144,000	142,628
Pharmaceuticals - 0.5%
Bausch Health Cos Inc 11% 9/30/2028 (b)	50,000	50,625
Bausch Health Cos Inc 5.5% 11/1/2025 (b)	115,000	114,713
Haleon UK Capital PLC 3.125% 3/24/2025	160,000	159,831
Jazz Securities DAC 4.375% 1/15/2029 (b)	45,000	43,154
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)	60,000	57,074
Viatris Inc 1.65% 6/22/2025	100,000	98,985
Viatris Inc 2.3% 6/22/2027	540,000	509,212
		1,033,594
TOTAL HEALTH CARE		6,113,204

Industrials - 2.6%
Aerospace & Defense - 1.1%
Boeing Co 3.2% 3/1/2029	540,000	504,941
Boeing Co 5.04% 5/1/2027	440,000	441,608
Boeing Co 6.259% 5/1/2027	29,000	29,791
Goat Holdco LLC 6.75% 2/1/2032 (b)	30,000	29,987
Howmet Aerospace Inc 5.9% 2/1/2027	10,000	10,221
L3Harris Technologies Inc 5.4% 1/15/2027	650,000	659,195
RTX Corp 5.75% 1/15/2029	85,000	88,440
TransDigm Inc 5.5% 11/15/2027	270,000	267,366
TransDigm Inc 6.375% 3/1/2029 (b)	215,000	217,833
		2,249,382
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (b)	167,000	171,570
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)	9,000	8,885
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (b)	80,000	85,079
Standard Building Solutions Inc 6.5% 8/15/2032 (b)	35,000	35,447
		129,411
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)	37,000	38,156
Artera Services LLC 8.5% 2/15/2031 (b)	125,000	125,117
Brand Industrial Services Inc 10.375% 8/1/2030 (b)	80,000	81,477
CoreCivic Inc 8.25% 4/15/2029	15,000	15,901
GEO Group Inc/The 10.25% 4/15/2031	33,000	36,157
GEO Group Inc/The 8.625% 4/15/2029	19,000	20,113
GFL Environmental Inc 4% 8/1/2028 (b)	125,000	118,579
GFL Environmental Inc 6.75% 1/15/2031 (b)	10,000	10,370
Madison IAQ LLC 4.125% 6/30/2028 (b)	60,000	57,331
Neptune Bidco US Inc 9.29% 4/15/2029 (b)	90,000	80,550
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (b)	60,000	60,268
Waste Pro USA Inc 7% 2/1/2033 (b)	15,000	15,187
		659,206
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027	84,000	83,871
Arcosa Inc 6.875% 8/15/2032 (b)	10,000	10,237
Pike Corp 8.625% 1/31/2031 (b)	9,000	9,672
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)	8,000	8,090
		111,870
Electrical Equipment - 0.0%
WESCO Distribution Inc 6.375% 3/15/2033 (b)	30,000	30,279
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)	15,000	15,274
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)	30,000	30,246
XPO Inc 6.25% 6/1/2028 (b)	60,000	60,690
		106,210
Machinery - 0.4%
Esab Corp 6.25% 4/15/2029 (b)	120,000	121,921
Ingersoll Rand Inc 5.176% 6/15/2029	300,000	306,061
Ingersoll Rand Inc 5.197% 6/15/2027	300,000	304,194
		732,176
Passenger Airlines - 0.3%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	168,333	160,766
American Airlines Inc 7.25% 2/15/2028 (b)	80,000	81,802
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	66,667	66,597
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	130,456	125,080
United Airlines Inc 4.375% 4/15/2026 (b)	120,000	118,482
		552,727
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (b)	20,000	20,413
Corelogic Inc 4.5% 5/1/2028 (b)	80,000	75,720
TriNet Group Inc 7.125% 8/15/2031 (b)	80,000	81,898
		178,031
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	270,000	258,362
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)	60,000	63,197
United Rentals North America Inc 3.875% 11/15/2027	60,000	58,183
United Rentals North America Inc 6.125% 3/15/2034 (b)	50,000	50,565
		430,307
TOTAL INDUSTRIALS		5,351,169

Information Technology - 2.2%
Communications Equipment - 0.1%
CommScope LLC 9.5% 12/15/2031 (b)	95,000	98,919
Hughes Satellite Systems Corp 5.25% 8/1/2026	60,000	55,832
Viasat Inc 5.625% 9/15/2025 (b)	55,000	54,605
		209,356
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp 5.05% 4/5/2029	82,000	83,593
CPI CG Inc 10% 7/15/2029 (b)	10,000	10,793
Dell International LLC / EMC Corp 5.25% 2/1/2028	486,000	495,817
Insight Enterprises Inc 6.625% 5/15/2032 (b)	10,000	10,178
Lightning Power LLC 7.25% 8/15/2032 (b)	15,000	15,588
Sensata Technologies Inc 6.625% 7/15/2032 (b)	230,000	233,898
		849,867
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)	65,000	59,797
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)	15,000	14,888
Camelot Finance SA 4.5% 11/1/2026 (b)	85,000	83,574
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	130,000	129,895
Sabre GLBL Inc 10.75% 11/15/2029 (b)	5,000	5,328
Sabre GLBL Inc 8.625% 6/1/2027 (b)	35,000	35,988
		329,470
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Inc 1.95% 2/15/2028 (b)	310,000	288,379
Broadcom Inc 5.05% 7/12/2027	500,000	506,087
Broadcom Inc 5.05% 7/12/2029	246,000	249,403
Entegris Inc 4.75% 4/15/2029 (b)	100,000	96,641
Micron Technology Inc 5.327% 2/6/2029	300,000	304,765
Micron Technology Inc 6.75% 11/1/2029	200,000	214,803
Qorvo Inc 4.375% 10/15/2029	15,000	14,348
Wolfspeed Inc 7.9583% 6/23/2030 (b)(g)(i)(k)	30,034	29,248
		1,703,674
Software - 0.6%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (b)	30,000	28,350
Ellucian Holdings Inc 6.5% 12/1/2029 (b)	10,000	10,063
Gen Digital Inc 6.25% 4/1/2033 (b)	25,000	25,031
McAfee Corp 7.375% 2/15/2030 (b)	15,000	14,616
Oracle Corp 1.65% 3/25/2026	190,000	184,322
Oracle Corp 4.5% 5/6/2028	370,000	370,059
Roper Technologies Inc 4.5% 10/15/2029	114,000	113,512
SS&C Technologies Inc 5.5% 9/30/2027 (b)	170,000	169,273
UKG Inc 6.875% 2/1/2031 (b)	9,000	9,237
VMware LLC 1.4% 8/15/2026	325,000	310,133
		1,234,596
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	159,000	158,280
Western Digital Corp 4.75% 2/15/2026	65,000	64,312
		222,592
TOTAL INFORMATION TECHNOLOGY		4,549,555

Materials - 1.2%
Chemicals - 0.9%
Avient Corp 6.25% 11/1/2031 (b)	15,000	15,042
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)	60,000	62,489
Chemours Co/The 5.375% 5/15/2027	150,000	147,573
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	543,000	531,713
LSB Industries Inc 6.25% 10/15/2028 (b)	15,000	14,721
LYB International Finance III LLC 1.25% 10/1/2025	204,000	199,878
Mativ Holdings Inc 8% 10/1/2029 (b)	20,000	18,523
Methanex US Operations Inc 6.25% 3/15/2032 (b)	30,000	30,063
Mosaic Co/The 5.375% 11/15/2028	500,000	511,321
Olin Corp 6.625% 4/1/2033 (b)(j)	20,000	20,000
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)	40,000	40,692
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)	119,000	114,688
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)	95,000	94,117
Tronox Inc 4.625% 3/15/2029 (b)	80,000	71,591
		1,872,411
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (b)	41,000	41,595
VM Consolidated Inc 5.5% 4/15/2029 (b)	68,000	66,470
		108,065
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)	76,000	75,627
Berry Global Inc 4.875% 7/15/2026 (b)	24,000	23,955
Graphic Packaging International LLC 6.375% 7/15/2032 (b)	30,000	30,435
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)	80,000	81,213
Sealed Air Corp 5% 4/15/2029 (b)	170,000	165,756
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)	12,000	12,109
		389,095
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)	5,000	5,206
Cleveland-Cliffs Inc 6.875% 11/1/2029 (b)	6,000	6,031
Cleveland-Cliffs Inc 7% 3/15/2032 (b)	45,000	45,191
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)	10,000	10,041
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)	6,000	6,092
Novelis Corp 3.25% 11/15/2026 (b)	68,000	65,969
		138,530
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (b)	10,000	10,045
TOTAL MATERIALS		2,518,146

Real Estate - 1.2%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	85,000	78,982
Vornado Realty LP 2.15% 6/1/2026	80,000	76,713
		155,695
Health Care REITs - 0.4%
Healthcare Realty Holdings LP 3.5% 8/1/2026	450,000	442,953
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	30,000	30,783
Ventas Realty LP 3% 1/15/2030	426,000	392,670
		866,406
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	10,000	10,214
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)	8,000	8,415
Retail REITs - 0.4%
Brixmor Operating Partnership LP 2.25% 4/1/2028	177,000	164,157
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	138,000	137,555
Kite Realty Group Trust 4% 3/15/2025	150,000	149,911
Realty Income Corp 2.1% 3/15/2028	359,000	333,884
Realty Income Corp 2.2% 6/15/2028	24,000	22,280
		807,787
Specialized REITs - 0.3%
Crown Castle Inc 1.35% 7/15/2025	27,000	26,634
Crown Castle Inc 5% 1/11/2028	390,000	393,341
Iron Mountain Inc 4.875% 9/15/2027 (b)	60,000	59,041
SBA Communications Corp 3.875% 2/15/2027	136,000	132,434
		611,450
TOTAL REAL ESTATE		2,459,967

Utilities - 4.9%
Electric Utilities - 2.5%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	230,000	226,334
Duke Energy Corp 4.3% 3/15/2028	675,000	669,916
Eversource Energy 5.45% 3/1/2028	360,000	367,366
Exelon Corp 2.75% 3/15/2027	904,000	871,671
FirstEnergy Corp 1.6% 1/15/2026	29,000	28,232
FirstEnergy Corp 2.05% 3/1/2025	138,000	138,000
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	189,000	189,709
Georgia Power Co 4.65% 5/16/2028	264,000	265,262
Pacific Gas and Electric Co 2.1% 8/1/2027	950,000	886,960
PG&E Corp 5% 7/1/2028	60,000	58,448
Southern Co/The 5.5% 3/15/2029	906,000	933,507
Vistra Operations Co LLC 5% 7/31/2027 (b)	340,000	335,896
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	114,000	114,385
Vistra Operations Co LLC 7.75% 10/15/2031 (b)	60,000	63,351
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)	60,000	59,599
		5,208,636
Gas Utilities - 0.5%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	1,020,000	1,038,573
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 3.3% 7/15/2025 (b)	196,000	194,521
AES Corp/The 5.45% 6/1/2028	1,110,000	1,129,296
Alpha Generation LLC 6.75% 10/15/2032 (b)	20,000	20,284
Calpine Corp 5.125% 3/15/2028 (b)	60,000	59,107
Sunnova Energy Corp 5.875% 9/1/2026 (b)	45,000	33,917
		1,437,125
Multi-Utilities - 1.2%
Dominion Energy Inc 1.45% 4/15/2026	390,000	376,994
DTE Energy Co 4.875% 6/1/2028	450,000	453,494
DTE Energy Co 4.95% 7/1/2027	105,000	105,834
DTE Energy Co 5.2% 4/1/2030	292,000	296,140
NiSource Inc 2.95% 9/1/2029	477,000	443,648
NiSource Inc 5.25% 3/30/2028	440,000	446,689
Sempra 3.3% 4/1/2025	181,000	180,729
Sempra 3.4% 2/1/2028	196,000	189,073
		2,492,601
TOTAL UTILITIES		10,176,935

TOTAL UNITED STATES		101,879,497
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $137,505,218)		137,838,621

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (b)(c)(l)	11,000	11,036
UNITED STATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (c)(d)(l)	40,000	40,085
Financials - 0.1%
Banks - 0.1%
Citigroup Inc 6.75% (c)(l)	15,000	15,055
Citigroup Inc 6.95% (c)(l)	30,000	30,321
Citigroup Inc 7.125% (c)(l)	30,000	30,715
JPMorgan Chase & Co 6.5% (c)(l)	45,000	46,247
		122,338
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(l)	10,000	10,163
Goldman Sachs Group Inc/The 6.85% (c)(l)	30,000	30,814
		40,977
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (c)(l)	88,000	80,010
TOTAL FINANCIALS		243,325

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(l)	10,000	9,375
TOTAL UNITED STATES		292,785
TOTAL PREFERRED SECURITIES (Cost $292,231)		303,821

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	15,783	15,706
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	8,168	8,127
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	22,216	22,107
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	138,382	135,800
TOTAL UNITED STATES		181,740
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $196,322)		181,740

U.S. Treasury Obligations - 17.7%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 9/30/2029	3.98 to 4.39	2,253,200	2,205,320
US Treasury Notes 4% 12/15/2027	4.23	4,296,600	4,299,880
US Treasury Notes 4.125% 10/31/2027	3.48 to 4.20	4,230,400	4,246,264
US Treasury Notes 4.125% 3/31/2029	3.57 to 4.57	3,502,600	3,517,924
US Treasury Notes 4.25% 1/15/2028	3.98 to 4.34	12,248,800	12,339,710
US Treasury Notes 4.25% 1/31/2030	4.02 to 4.40	5,846,700	5,907,908
US Treasury Notes 4.625% 4/30/2029	3.94 to 4.50	4,126,900	4,223,785
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,570,335)			36,740,791

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $3,111,635)	4.35	3,111,013	3,111,635

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $207,821,913)	207,969,508
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(417,888)
NET ASSETS - 100.0%	207,551,620

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	14	Jun 2025	2,897,563	17,367	17,367
CBOT 5 Year US Treasury Notes Contracts (United States)	150	Jun 2025	16,190,625	241,230	241,230

TOTAL FUTURES CONTRACTS					258,597
The notional amount of futures purchased as a percentage of Net Assets is 9.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,911,891 or 29.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $29,352 and $28,898, respectively.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $4,140 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Level 3 security
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,106,746	32,959,241	30,954,352	62,238	-	-	3,111,635	3,111,013	0.0%
Total	1,106,746	32,959,241	30,954,352	62,238	-	-	3,111,635	3,111,013

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	17,209,959	-	17,209,959	-

Bank Loan Obligations
Communication Services	159,406	-	159,406	-
Consumer Discretionary	692,898	-	692,898	-
Consumer Staples	34,061	-	34,061	-
Energy	55,884	-	55,884	-
Financials	313,042	-	313,042	-
Health Care	244,739	-	244,739	-
Industrials	428,680	-	428,680	-
Information Technology	268,768	-	268,768	-
Materials	508,242	-	508,242	-
Utilities	54,609	-	54,609	-

Collateralized Mortgage Obligations	2,495,989	-	2,495,989	-

Commercial Mortgage Securities	6,865,880	-	6,865,880	-

Common Stocks
Energy	4,140	4,140	-	-

Convertible Corporate Bonds
Consumer Discretionary	19,383	-	19,383	-
Financials	9,965	-	9,965	-
Information Technology	4,900	-	4,900	-
Real Estate	35,625	-	35,625	-
Utilities	3,430	-	3,430	-

Foreign Government and Government Agency Obligations	383,300	-	383,300	-

Non-Convertible Corporate Bonds
Communication Services	6,800,719	-	6,800,719	-
Consumer Discretionary	9,927,456	-	9,927,456	-
Consumer Staples	6,266,392	-	6,266,392	-
Energy	10,139,460	-	10,139,460	-
Financials	67,593,493	-	67,593,493	-
Health Care	6,800,150	-	6,800,150	-
Industrials	8,380,825	-	8,380,825	-
Information Technology	4,777,831	-	4,748,583	29,248
Materials	3,983,584	-	3,983,584	-
Real Estate	2,459,967	-	2,459,967	-
Utilities	10,708,744	-	10,708,744	-

Preferred Securities
Energy	40,085	-	40,085	-
Financials	254,361	-	254,361	-
Utilities	9,375	-	9,375	-

U.S. Government Agency - Mortgage Securities	181,740	-	181,740	-

U.S. Treasury Obligations	36,740,791	-	36,740,791	-

Money Market Funds	3,111,635	3,111,635	-	-
Total Investments in Securities:	207,969,508	3,115,775	204,824,485	29,248
Derivative Instruments:

Assets
Futures Contracts	258,597	258,597	-	-
Total Assets	258,597	258,597	-	-
Total Derivative Instruments:	258,597	258,597	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	258,597	0
Total Interest Rate Risk	258,597	0
Total Value of Derivatives	258,597	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Limited Term Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $204,710,278)	$204,857,873
Fidelity Central Funds (cost $3,111,635)	3,111,635

Total Investment in Securities (cost $207,821,913)		$207,969,508
Cash		14,666
Receivable for investments sold		4,321,179
Interest receivable		2,168,092
Distributions receivable from Fidelity Central Funds		13,596
Receivable for daily variation margin on futures contracts		54,984
Other receivables		95
Total assets		214,542,120
Liabilities
Payable for investments purchased
Regular delivery	$6,244,619
Delayed delivery	40,000
Distributions payable	664,000
Accrued management fee	41,296
Other payables and accrued expenses	585
Total liabilities		6,990,500
Net Assets		$207,551,620
Net Assets consist of:
Paid in capital		$215,475,961
Total accumulated earnings (loss)		(7,924,341)
Net Assets		$207,551,620
Net Asset Value, offering price and redemption price per share ($207,551,620 ÷ 4,150,000 shares)		$50.01
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$4,582
Interest		4,038,708
Income from Fidelity Central Funds		62,238
Total income		4,105,528
Expenses
Management fee	$224,682
Total expenses before reductions	224,682
Expense reductions	(1,221)
Total expenses after reductions		223,461
Net Investment income (loss)		3,882,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(105,421)
Redemptions in-kind	29,073
Futures contracts	(683,049)
Total net realized gain (loss)		(759,397)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	637,300
Futures contracts	332,947
Total change in net unrealized appreciation (depreciation)		970,247
Net gain (loss)		210,850
Net increase (decrease) in net assets resulting from operations		$4,092,917
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,882,067	$5,905,775
Net realized gain (loss)	(759,397)	(1,257,099)
Change in net unrealized appreciation (depreciation)	970,247	6,906,325
Net increase (decrease) in net assets resulting from operations	4,092,917	11,555,001
Distributions to shareholders	(3,832,700)	(5,946,050)

Share transactions
Proceeds from sales of shares	62,433,135	4,973,559
Cost of shares redeemed	(4,987,046)	(36,469,557)

Net increase (decrease) in net assets resulting from share transactions	57,446,089	(31,495,998)
Total increase (decrease) in net assets	57,706,306	(25,887,047)

Net Assets
Beginning of period	149,845,314	175,732,361
End of period	$207,551,620	$149,845,314

Other Information
Shares
Sold	1,250,000	100,000
Redeemed	(100,000)	(750,000)
Net increase (decrease)	1,150,000	(650,000)

Financial Highlights
Fidelity® Limited Term Bond ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$49.95	$48.15	$48.55	$52.44	$52.52	$51.07
Income from Investment Operations
Net investment income (loss) A,B	1.075	1.881	1.315	.539	.470	1.039
Net realized and unrealized gain (loss)	.024	1.831	(.351)	(3.868)	(.044)	1.495
Total from investment operations	1.099	3.712	.964	(3.329)	.426	2.534
Distributions from net investment income	(1.039)	(1.912)	(1.364)	(.561)	(.486) C	(1.084)
Distributions from net realized gain	-	-	-	-	(.020) C	-
Total distributions	(1.039)	(1.912)	(1.364)	(.561)	(.506)	(1.084)
Net asset value, end of period	$50.01	$49.95	$48.15	$48.55	$52.44	$52.52
Total Return D,E,F	2.23%	7.88%	2.02%	(6.38)%	.83%	5.04%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.25% I	.25%	.32%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.25 % I	.25%	.32%	.36%	.36%	.36%
Expenses net of all reductions	.25% I	.25%	.32%	.36%	.36%	.36%
Net investment income (loss)	4.36% I	3.85%	2.73%	1.07%	.90%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$207,552	$149,845	$175,732	$240,324	$283,197	$181,184
Portfolio turnover rate J,K	54 % I	60%	59%	38%	75%	102%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Low Duration Bond ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 19.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4532% 1/20/2037 (b)(c)(d)	749,000	750,685
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5403% 7/23/2036 (b)(c)(d)	1,500,000	1,506,320
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4832% 1/20/2037 (b)(c)(d)	558,000	561,038
TOTAL BAILIWICK OF JERSEY		2,818,043
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	815,366	827,288
GRAND CAYMAN (UK OVERSEAS TER) - 2.6%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1814% 4/22/2031 (b)(c)(d)	696,000	696,117
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	327,175	327,409
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4904% 1/20/2036 (b)(c)(d)	940,000	940,533
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3632% 7/18/2034 (b)(c)(d)	910,000	910,877
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.6119% 8/20/2034 (b)(c)(d)	566,000	567,645
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.402% 7/15/2035 (b)(c)(d)	853,000	855,772
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.622% 7/15/2036 (b)(c)(d)	1,038,000	1,041,600
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5317% 7/27/2031 (b)(c)(d)	1,013,130	1,014,811
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	845,000	845,333
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.552% 7/15/2036 (b)(c)(d)	892,000	895,884
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	250,000	250,414
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3774% 8/8/2032 (b)(c)(d)	492,282	493,395
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5432% 4/20/2035 (b)(c)(d)	696,000	696,825
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		9,536,615
UNITED STATES - 16.3%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	42,209	42,306
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	813,750	814,885
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	512,084	512,371
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	8,895	8,908
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	98,811	99,570
Bank of America Credit Card Master Trust Series 2022-A1 Class A1, 3.53% 11/15/2027	1,510,000	1,505,615
BMW Vehicle Lease Trust Series 2024-1 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.4%, 4.752% 7/27/2026 (c)(d)	11,753	11,758
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	380,794	382,145
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	940,000	940,425
CarMax Auto Owner Trust Series 2022-2 Class A3, 3.49% 2/16/2027	397,346	395,702
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	771,908	769,377
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	319,183	320,343
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	555,579	557,115
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	641,661	644,496
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.9203% 5/17/2027 (c)(d)	1,056,523	1,057,775
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	732,967	735,763
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	680,000	680,964
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	45,843	46,095
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	485,000	485,186
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	362,652	364,365
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	728,533	730,915
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	1,500,000	1,496,157
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	430,949	431,972
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	790,777	793,012
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	670,000	671,464
Dell Equipment Finance Trust Series 2023-1 Class A3, 5.65% 9/22/2028 (b)	988,576	992,553
Discover Card Execution Note Trust Series 2022-A2 Class A, 3.32% 5/15/2027	1,500,000	1,496,809
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	365,000	365,996
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	335,764	337,734
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	663,000	666,788
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	920,000	922,896
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	775,000	776,967
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	164,293	165,440
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2342% 10/15/2034 (b)(c)(d)	1,100,000	1,100,000
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	775,000	776,716
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	1,200,000	1,174,570
Ford Credit Auto Owner Trust Series 2020-2 Class B, 1.49% 4/15/2033 (b)	900,000	881,821
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	1,053,424	1,054,280
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	615,000	615,468
Ford Credit Floorplan Master Owner Trust A Series 2020-2 Class A, 1.06% 9/15/2027	25,000	24,531
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	665,018	668,029
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	6,262	6,270
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	716,242	719,512
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	1,100,000	1,101,827
GM Financial Consumer Automobile Receivables Trust Series 2021-2 Class C, 1.28% 1/19/2027	25,000	24,818
Gm Financial Consumer Automobile Receivables Trust Series 2021-4 Class A3, 0.68% 9/16/2026	358,920	356,656
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	9,279	9,230
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/2027	22,000	22,022
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A2A, 5.18% 6/22/2026	811,590	813,157
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	828,000	828,577
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4886% 6/15/2028 (b)(c)(d)	1,111,000	1,121,762
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	940,000	943,897
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	1,100,000	1,101,617
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	697,331	699,829
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	534,000	535,584
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (b)	650,225	651,183
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	1,500,000	1,510,409
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	699,171	702,180
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	9,631	9,608
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	7,722	7,746
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	804,000	804,379
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	12,942	12,981
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7703% 8/16/2027 (c)(d)	851,000	852,066
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5432% 7/20/2036 (b)(c)(d)	1,419,000	1,422,892
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	330,000	332,041
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	1,015,000	1,017,906
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	38,320	38,472
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	934,392	938,356
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	559,458	559,601
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	651,852	654,606
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	118,471	118,609
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	1,073,000	1,073,460
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,357
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	351,492	352,702
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	430,410	431,810
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	477,206	477,848
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	825,000	826,777
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	8,129	8,145
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	536,432	538,735
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	425,207	425,622
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	17,436	17,490
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	23,282	23,419
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	511,820	512,490
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	516,540	518,286
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	450	451
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	191,087	190,297
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	600,782	601,162
Toyota Auto Receivables Owner Trust Series 2024-B Class A2A, 5.41% 3/15/2027	680,365	682,766
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (b)	479,535	480,006
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	1,500,000	1,510,739
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	675,000	676,002
Verizon Master Trust Series 2022-4 Class A, 3.4% 11/20/2028 (c)	25,000	24,941
Volkswagen Auto Lease Trust Series 2023-A Class A2A, 5.87% 1/20/2026	131,260	131,414
Volkswagen Auto Lease Trust Series 2024-A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 4.8187% 12/21/2026 (c)(d)	1,160,734	1,161,336
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	940,000	941,885
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	560,000	560,269
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A2, 5.1419% 2/18/2039 (b)(c)	1,005,284	1,008,759
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 5.3137% 6/21/2039 (b)(c)(d)	459,000	461,695
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	533,995	536,034
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	820,000	821,366
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	8,105	8,144
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.7686% 2/16/2027 (c)	548,174	548,501
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	703,433	706,064
TOTAL UNITED STATES		60,796,047
TOTAL ASSET-BACKED SECURITIES (Cost $73,692,802)		73,977,993

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c) (Cost $105,195)	110,008	107,764

Commercial Mortgage Securities - 3.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.3%
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	73,668	72,598
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	124,880	123,564
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	128,092	128,132
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	211,000	211,132
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	1,171,673	1,173,138
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	1,105,629	1,103,556
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	75,897	76,063
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	105,000	104,967
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (b)(c)	398,064	398,810
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)	20,955	20,909
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	1,139,759	1,136,910
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	399,819	400,319
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	302,295	302,767
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	775,000	774,031
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	16,327	16,160
COMM Mortgage Trust Series 2015-CR27 Class ASB, 3.404% 10/10/2048	24,935	24,852
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	51,101	50,313
CSAIL Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.3143% 11/15/2049	36,739	36,618
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	44,361	43,880
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	980,709	966,813
DBJPM Mortgage Trust Series 2016-C1 Class ASB, 3.038% 5/10/2049	120,404	119,394
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	90,359	88,740
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	108,448	108,448
GS Mortgage Securities Trust Series 2015-GC32 Class AAB, 3.513% 7/10/2048	2,232	2,229
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	466,496	459,755
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	56,542	55,789
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	26,026	25,628
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	935,491	923,701
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	133,701	131,673
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB, 3.626% 12/15/2048	43,057	42,951
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	42,526	42,713
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.003% 7/15/2036 (b)(c)(d)	652,108	649,255
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	316,000	316,099
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	96,854	95,342
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	13,033	12,826
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	224,156	221,231
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048	259,769	258,959
Wells Fargo Commercial Mortgage Trust Series 2015-C30 Class ASB, 3.412% 9/15/2058	77	77
Wells Fargo Commercial Mortgage Trust Series 2015-LC22 Class ASB, 3.571% 9/15/2058	174,540	174,172
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB, 2.514% 8/15/2049	119,657	118,540
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8463% 1/15/2059 (c)(d)	593,127	594,168
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class ASB, 3.324% 1/15/2059	41,540	41,403
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class ASB, 2.825% 10/15/2049	38,267	37,881
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class ASB, 3.486% 12/15/2059	124,596	123,608
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	39,896	39,403
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	44,874	44,347
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1032% 10/15/2041 (b)(c)(d)	388,000	389,462
TOTAL UNITED STATES		12,283,326
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,220,332)		12,283,326

Non-Convertible Corporate Bonds - 51.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7903% 11/27/2026 (b)(c)(d)	1,200,000	1,202,352
CANADA - 3.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.95% 3/15/2025	30,000	29,971
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.05% 7/15/2025	800,000	792,054
Financials - 3.6%
Banks - 3.6%
Bank of Montreal 1.85% 5/1/2025	1,275,000	1,269,294
Bank of Montreal 3.7% 6/7/2025	750,000	747,891
Bank of Montreal 4.567% 9/10/2027 (c)	1,030,000	1,030,270
Bank of Montreal U.S. SOFR Averages Index + 1.06%, 5.4679% 6/7/2025 (c)(d)	1,125,000	1,127,442
Bank of Nova Scotia/The 3.45% 4/11/2025	750,000	749,081
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 4.9742% 3/2/2026 (c)(d)	30,000	30,035
Canadian Imperial Bank of Commerce 3.3% 4/7/2025	1,000,000	998,563
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	30,000	30,026
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.2794% 4/7/2025 (c)(d)	30,000	30,022
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9832% 1/27/2027 (b)(c)(d)	1,100,000	1,103,128
National Bank of Canada 4.95% 2/1/2028 (c)	925,000	930,069
Royal Bank of Canada 1.15% 6/10/2025	30,000	29,738
Royal Bank of Canada 4.95% 4/25/2025	30,000	30,011
Royal Bank of Canada 5.069% 7/23/2027 (c)	1,500,000	1,511,363
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 4.9232% 4/27/2026 (c)(d)	1,100,000	1,102,310
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0661% 10/18/2027 (c)(d)	1,100,000	1,102,444
Toronto Dominion Bank 3.766% 6/6/2025	30,000	29,932
Toronto Dominion Bank 4.568% 12/17/2026	1,500,000	1,502,080
Toronto Dominion Bank U.S. SOFR Index + 1.02%, 5.4306% 6/6/2025 (c)(d)	25,000	25,053
		13,378,752
TOTAL CANADA		14,200,777
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.7% 5/1/2025	1,000,000	995,675
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 1.549% 9/10/2027 (b)(c)	790,000	754,905
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	1,050,000	1,042,641
Credit Agricole SA/London 1.907% 6/16/2026 (b)(c)	350,000	347,171

TOTAL FRANCE		1,389,812
GERMANY - 2.7%
Consumer Discretionary - 2.0%
Automobiles - 2.0%
BMW US Capital LLC 3.25% 4/1/2025 (b)	30,000	29,960
BMW US Capital LLC U.S. SOFR Averages Index + 0.62%, 4.9637% 8/11/2025 (b)(c)(d)	1,100,000	1,101,493
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1399% 8/13/2026 (b)(c)(d)	1,100,000	1,105,858
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9831% 7/31/2026 (b)(c)(d)	1,500,000	1,504,575
Volkswagen Group of America Finance LLC 3.35% 5/13/2025 (b)	800,000	797,773
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1925% 3/20/2026 (b)(c)(d)	1,530,000	1,530,940
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3993% 8/14/2026 (b)(c)(d)	1,091,000	1,094,389
		7,164,988
Financials - 0.7%
Capital Markets - 0.7%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	1,250,000	1,226,926
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (c)	800,000	803,595
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	730,000	752,595
		2,783,116
TOTAL GERMANY		9,948,104
IRELAND - 1.4%
Financials - 1.2%
Banks - 0.5%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	780,000	747,784
Bank of Ireland Group PLC 6.253% 9/16/2026 (b)(c)	1,000,000	1,007,826
		1,755,610
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	980,000	944,998
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	800,000	798,631
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	900,000	904,121
		2,647,750
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	1,000,000	974,592
TOTAL IRELAND		5,377,952
ITALY - 0.7%
Utilities - 0.7%
Electric Utilities - 0.7%
Enel Finance International NV 1.625% 7/12/2026 (b)(e)	1,190,000	1,143,720
Enel Finance International NV 7.05% 10/14/2025 (b)(e)	1,356,000	1,371,182

TOTAL ITALY		2,514,902
JAPAN - 1.2%
Financials - 1.2%
Banks - 1.2%
Mitsubishi UFJ Financial Group Inc 1.412% 7/17/2025	1,000,000	988,245
Mitsubishi UFJ Financial Group Inc 3.777% 3/2/2025	422,000	422,000
Mitsubishi UFJ Financial Group Inc 3.837% 4/17/2026 (c)	800,000	798,893
Mizuho Financial Group Inc 2.226% 5/25/2026 (c)	1,020,000	1,014,601
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,200,000	1,171,070

TOTAL JAPAN		4,394,809
NETHERLANDS - 1.8%
Financials - 1.8%
Banks - 1.8%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1511% 9/18/2027 (b)(c)(d)	1,100,000	1,118,561
Cooperatieve Rabobank UA 1.339% 6/24/2026 (b)(c)	1,200,000	1,187,568
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,000,000	1,001,004
ING Groep NV 1.4% 7/1/2026 (b)(c)	1,200,000	1,187,184
ING Groep NV 3.869% 3/28/2026 (c)	1,000,000	999,166
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.9562% 9/11/2027 (c)(d)	1,100,000	1,116,764

TOTAL NETHERLANDS		6,610,247
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 1.127% 9/16/2026 (b)(c)	1,190,000	1,168,804
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 2.746% 5/28/2025	150,000	149,287
SWEDEN - 0.3%
Financials - 0.3%
Banks - 0.3%
Svenska Handelsbanken AB 1.418% 6/11/2027 (b)(c)	1,180,000	1,133,417
SWITZERLAND - 1.5%
Financials - 1.5%
Capital Markets - 1.5%
UBS Group AG 1.364% 1/30/2027 (b)(c)	1,230,000	1,194,632
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,200,000	1,147,278
UBS Group AG 2.193% 6/5/2026 (b)(c)	1,200,000	1,192,327
UBS Group AG 3.75% 3/26/2025	1,000,000	999,424
UBS Group AG 6.373% 7/15/2026 (b)(c)	1,000,000	1,006,067

TOTAL SWITZERLAND		5,539,728
UNITED KINGDOM - 4.9%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 3.215% 9/6/2026	770,000	754,314
BAT International Finance PLC 3.95% 6/15/2025 (b)	25,000	24,914
Reynolds American Inc 4.45% 6/12/2025	1,110,000	1,109,116
		1,888,344
Financials - 4.4%
Banks - 4.4%
Barclays PLC 2.852% 5/7/2026 (c)	1,230,000	1,225,848
Barclays PLC 4.375% 1/12/2026	1,200,000	1,196,525
Barclays PLC 5.829% 5/9/2027 (c)	1,120,000	1,134,196
Barclays PLC 7.325% 11/2/2026 (c)	1,100,000	1,118,194
Barclays PLC U.S. SOFR Index + 1.88%, 6.2689% 9/13/2027 (c)(d)	1,100,000	1,119,930
HSBC Holdings PLC 1.645% 4/18/2026 (c)	1,000,000	995,906
HSBC Holdings PLC 2.099% 6/4/2026 (c)	1,200,000	1,192,057
HSBC Holdings PLC 2.999% 3/10/2026 (c)	793,000	792,732
HSBC Holdings PLC 5.887% 8/14/2027 (c)	750,000	762,836
Lloyds Banking Group PLC 3.511% 3/18/2026 (c)	1,550,000	1,549,276
Lloyds Banking Group PLC 4.45% 5/8/2025	1,650,000	1,648,949
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.9111% 8/7/2027 (c)(d)	1,100,000	1,113,453
NatWest Group PLC 1.642% 6/14/2027 (c)	726,000	698,931
NatWest Group PLC 5.847% 3/2/2027 (c)	740,000	749,016
NatWest Group PLC 7.472% 11/10/2026 (c)	1,100,000	1,120,727
		16,418,576
TOTAL UNITED KINGDOM		18,306,920
UNITED STATES - 31.7%
Communication Services - 1.2%
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	1,184,000	1,182,372
Warnermedia Holdings Inc 3.638% 3/15/2025	1,000,000	999,477
Warnermedia Holdings Inc 3.788% 3/15/2025	30,000	29,980
		2,211,829
Wireless Telecommunication Services - 0.6%
T-Mobile USA Inc 2.625% 4/15/2026	1,160,000	1,136,638
T-Mobile USA Inc 3.5% 4/15/2025	1,200,000	1,198,189
		2,334,827
Consumer Discretionary - 2.6%
Automobiles - 1.9%
American Honda Finance Corp U.S. SOFR Averages Index + 0.79%, 5.1372% 10/3/2025 (c)(d)	1,100,000	1,102,543
American Honda Finance Corp U.S. SOFR Index + 0.45%, 4.8389% 6/13/2025 (c)(d)	1,100,000	1,100,541
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.0504% 1/9/2026 (c)(d)	1,100,000	1,103,149
General Motors Financial Co Inc 3.8% 4/7/2025	1,040,000	1,038,638
General Motors Financial Co Inc 4.35% 4/9/2025	750,000	749,586
Hyundai Capital America 5.45% 6/24/2026 (b)	661,000	667,698
Hyundai Capital America 5.8% 6/26/2025 (b)	1,100,000	1,103,127
Hyundai Capital America 5.875% 4/7/2025 (b)	25,000	25,024
Hyundai Capital America U.S. SOFR Index + 1.32%, 5.6714% 11/3/2025 (b)(c)(d)	50,000	50,246
		6,940,552
Leisure Products - 0.3%
Mattel Inc 5.875% 12/15/2027 (b)	1,280,000	1,285,372
Specialty Retail - 0.4%
AutoZone Inc 3.625% 4/15/2025	630,000	629,037
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6965% 12/24/2025 (c)(d)	860,000	861,168
		1,490,205
TOTAL CONSUMER DISCRETIONARY		9,716,129

Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 0.2%
Dollar Tree Inc 4% 5/15/2025	1,200,000	1,197,018
Food Products - 0.6%
McCormick & Co Inc/MD 0.9% 2/15/2026	1,350,000	1,303,845
The Campbell's Company 3.95% 3/15/2025	750,000	749,536
The Campbell's Company 5.3% 3/20/2026	3,000	3,021
		2,056,402
Tobacco - 0.5%
Altria Group Inc 2.35% 5/6/2025	1,000,000	995,582
Altria Group Inc 2.625% 9/16/2026	770,000	748,640
		1,744,222
TOTAL CONSUMER STAPLES		4,997,642

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.6939% 2/26/2027 (c)(d)	1,066,000	1,066,804
Columbia Pipeline Group Inc 4.5% 6/1/2025	1,176,000	1,174,323
DCP Midstream Operating LP 5.375% 7/15/2025	1,020,000	1,020,557
Energy Transfer LP 2.9% 5/15/2025	1,480,000	1,473,362
Energy Transfer LP 4.05% 3/15/2025	530,000	529,690
Energy Transfer LP 5.625% 5/1/2027 (b)	30,000	30,005
Eqt Corp 3.125% 5/15/2026 (b)	499,000	489,502
Marathon Petroleum Corp 4.7% 5/1/2025	1,200,000	1,199,630
MPLX LP 4.875% 6/1/2025	1,000,000	999,396
Phillips 66 3.85% 4/9/2025	1,175,000	1,173,826
Spectra Energy Partners LP 3.5% 3/15/2025	25,000	24,980
		9,182,075
Financials - 17.6%
Banks - 8.3%
Bank of America Corp 1.197% 10/24/2026 (c)	750,000	734,065
Bank of America Corp 1.319% 6/19/2026 (c)	1,000,000	990,083
Bank of America Corp 3.384% 4/2/2026 (c)	2,000,000	1,997,912
Bank of America Corp 3.559% 4/23/2027 (c)	760,000	750,882
Bank of America Corp U.S. SOFR Index + 1.33%, 5.6776% 4/2/2026 (c)(d)	60,000	60,118
Citibank NA U.S. SOFR Index + 0.708%, 5.0526% 8/6/2026 (c)(d)	750,000	752,585
Citigroup Inc 3.106% 4/8/2026 (c)	1,750,000	1,746,978
Citigroup Inc 3.29% 3/17/2026 (c)	1,000,000	999,446
Huntington Bancshares Inc/OH 4% 5/15/2025	1,000,000	998,176
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0539% 4/12/2028 (c)(d)	912,000	912,997
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	1,100,000	1,065,617
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	1,180,000	1,142,149
JPMorgan Chase & Co 2.005% 3/13/2026 (c)	1,000,000	999,272
JPMorgan Chase & Co 2.083% 4/22/2026 (c)	1,530,000	1,524,245
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0284% 10/15/2027 (c)(d)	1,200,000	1,203,530
PNC Bank NA 3.25% 6/1/2025	650,000	647,842
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	1,100,000	1,100,922
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	1,200,000	1,208,547
Santander Holdings USA Inc 3.45% 6/2/2025	1,220,000	1,215,543
Santander Holdings USA Inc 4.5% 7/17/2025	950,000	948,649
Truist Financial Corp 1.267% 3/2/2027 (c)	970,000	938,615
Truist Financial Corp 4% 5/1/2025	750,000	748,999
Truist Financial Corp 4.26% 7/28/2026 (c)	50,000	49,919
Truist Financial Corp 6.047% 6/8/2027 (c)	1,110,000	1,129,346
US Bancorp 1.45% 5/12/2025	30,000	29,818
US Bancorp 5.727% 10/21/2026 (c)	1,020,000	1,026,723
US Bancorp 6.787% 10/26/2027 (c)	900,000	931,234
Wells Fargo & Co 2.188% 4/30/2026 (c)	1,150,000	1,145,346
Wells Fargo & Co 3.196% 6/17/2027 (c)	1,160,000	1,139,997
Wells Fargo & Co 3.908% 4/25/2026 (c)	1,460,000	1,458,190
Wells Fargo Bank NA U.S. SOFR Index + 0.71%, 5.0534% 1/15/2026 (c)(d)	1,100,000	1,103,221
		30,700,966
Capital Markets - 4.1%
Athene Global Funding 2.95% 11/12/2026 (b)	970,000	942,661
Athene Global Funding 4.86% 8/27/2026 (b)	750,000	751,951
Athene Global Funding 4.95% 1/7/2027 (b)	1,200,000	1,205,078
Athene Global Funding 5.62% 5/8/2026 (b)	1,120,000	1,133,310
Bank of New York Mellon Corp/The 1.6% 4/24/2025	30,000	29,864
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	30,000	29,971
GA Global Funding Trust 3.85% 4/11/2025 (b)	250,000	249,742
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	1,100,000	1,070,126
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	930,000	928,429
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 1.4316%, 5.7546% 5/15/2026 (c)(d)	1,000,000	1,001,989
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.065%, 5.4099% 8/10/2026 (c)(d)	1,500,000	1,504,222
Morgan Stanley 1.512% 7/20/2027 (c)	780,000	747,737
Morgan Stanley 2.188% 4/28/2026 (c)	1,230,000	1,225,202
Morgan Stanley 4.679% 7/17/2026 (c)	1,100,000	1,099,744
Nasdaq Inc 5.65% 6/28/2025	600,000	601,557
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7977% 11/25/2026 (c)(d)	711,000	711,990
State Street Corp 2.901% 3/30/2026 (c)	1,030,000	1,028,524
State Street Corp 5.104% 5/18/2026 (c)	1,000,000	1,001,196
		15,263,293
Consumer Finance - 3.1%
Ally Financial Inc 4.625% 3/30/2025	450,000	449,849
Ally Financial Inc 5.8% 5/1/2025	1,030,000	1,030,657
American Express Co 3.95% 8/1/2025	30,000	29,921
American Express Co 4.99% 5/1/2026 (c)	500,000	500,187
American Express Co U.S. SOFR Averages Index + 0.97%, 5.3228% 7/28/2027 (c)(d)	1,500,000	1,509,185
American Express Co U.S. SOFR Averages Index + 1.35%, 5.7023% 10/30/2026 (c)(d)	1,100,000	1,107,973
American Express Co U.S. SOFR Index + 0.76%, 5.0999% 2/13/2026 (c)(d)	1,125,000	1,129,241
Capital One Financial Corp 2.636% 3/3/2026 (c)(d)	1,705,000	1,705,000
Discover Financial Services 3.75% 3/4/2025	1,750,000	1,749,912
Ford Motor Credit Co LLC 4.389% 1/8/2026	435,000	432,081
Ford Motor Credit Co LLC 5.125% 6/16/2025	750,000	750,116
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7913% 4/10/2026 (c)(d)	1,100,000	1,101,673
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 5.2302% 5/18/2026 (c)(d)	25,000	25,171
		11,520,966
Financial Services - 1.2%
CNH Industrial Capital LLC 3.95% 5/23/2025	750,000	748,221
CNH Industrial Capital LLC 5.45% 10/14/2025	1,000,000	1,004,463
Corebridge Financial Inc 3.5% 4/4/2025	1,425,000	1,423,427
Fiserv Inc 3.85% 6/1/2025	1,200,000	1,196,974
		4,373,085
Insurance - 0.9%
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	760,000	747,305
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	886,000	890,109
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3122% 1/14/2028 (b)(c)(d)	1,000,000	1,007,440
Marsh & McLennan Cos Inc 3.5% 3/10/2025	25,000	24,993
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 5.037% 6/4/2026 (b)(c)(d)	25,000	25,069
Reinsurance Group of America Inc 3.95% 9/15/2026	760,000	753,417
		3,448,333
TOTAL FINANCIALS		65,306,643

Health Care - 1.7%
Biotechnology - 0.4%
Amgen Inc 5.25% 3/2/2025	500,000	500,000
Gilead Sciences Inc 3.65% 3/1/2026	1,100,000	1,091,379
		1,591,379
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp 1.9% 6/1/2025	400,000	397,224
Health Care Providers & Services - 0.9%
CVS Health Corp 2.875% 6/1/2026	970,000	948,874
HCA Inc 5.25% 4/15/2025	1,450,000	1,450,375
HCA Inc 5.875% 2/15/2026	1,025,000	1,029,421
		3,428,670
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.833% 2/20/2026 (c)(d)	30,000	30,098
Haleon UK Capital PLC 3.125% 3/24/2025	1,050,000	1,048,894
Viatris Inc 1.65% 6/22/2025	20,000	19,797
		1,098,789
TOTAL HEALTH CARE		6,516,062

Industrials - 0.5%
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,140,000	1,127,296
Trading Companies & Distributors - 0.2%
Air Lease Corp 3.25% 3/1/2025	795,000	795,000
TOTAL INDUSTRIALS		1,922,296

Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	780,000	755,326
Software - 0.5%
Oracle Corp 2.5% 4/1/2025	1,045,000	1,043,178
Oracle Corp 2.95% 5/15/2025	750,000	747,356
		1,790,534
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	544,000	543,308
TOTAL INFORMATION TECHNOLOGY		3,089,168

Materials - 0.3%
Chemicals - 0.3%
Celanese US Holdings LLC 6.05% 3/15/2025	1,175,000	1,175,241
Real Estate - 1.4%
Real Estate Management & Development - 0.4%
Essex Portfolio LP 3.5% 4/1/2025	1,500,000	1,498,375
Retail REITs - 0.3%
Kite Realty Group Trust 4% 3/15/2025	1,100,000	1,099,346
Specialized REITs - 0.7%
American Tower Corp 2.4% 3/15/2025	25,000	24,954
American Tower Corp 4% 6/1/2025	1,450,000	1,446,078
Crown Castle Inc 1.35% 7/15/2025	1,100,000	1,085,088
		2,556,120
TOTAL REAL ESTATE		5,153,841

Utilities - 1.8%
Electric Utilities - 0.8%
Pacific Gas and Electric Co 4.95% 6/8/2025	1,300,000	1,297,926
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.367% 9/4/2025 (c)(d)	1,500,000	1,499,026
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	260,000	260,879
		3,057,831
Gas Utilities - 0.2%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	800,000	791,353
Independent Power and Renewable Electricity Producers - 0.3%
Constellation Energy Generation LLC 3.25% 6/1/2025	950,000	945,867
Multi-Utilities - 0.5%
DTE Energy Co 1.05% 6/1/2025	1,250,000	1,238,629
Sempra 3.3% 4/1/2025	550,000	549,176
		1,787,805
TOTAL UTILITIES		6,582,856

TOTAL UNITED STATES		118,188,609
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $190,990,099)		191,876,300

U.S. Treasury Obligations - 21.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/8/2025	4.27	5,600,000	5,556,664
US Treasury Notes 3.5% 9/30/2026	4.24 to 4.26	20,950,300	20,780,897
US Treasury Notes 4.125% 1/31/2027	4.36	6,000,000	6,013,125
US Treasury Notes 4.25% 1/31/2026	4.16 to 5.02	25,900,000	25,914,367
US Treasury Notes 4.75% 7/31/2025	4.96 to 5.10	22,000,000	22,040,563
TOTAL U.S. TREASURY OBLIGATIONS (Cost $80,100,839)			80,305,616

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $14,355,746)	4.35	14,352,875	14,355,746

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $371,465,013)	372,906,745
NET OTHER ASSETS (LIABILITIES) - 0.0%	(58,005)
NET ASSETS - 100.0%	372,848,740

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,473,015 or 23.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,031,485	90,532,496	77,208,235	161,290	-	-	14,355,746	14,352,875	0.0%
Total	1,031,485	90,532,496	77,208,235	161,290	-	-	14,355,746	14,352,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	73,977,993	-	73,977,993	-

Collateralized Mortgage Obligations	107,764	-	107,764	-

Commercial Mortgage Securities	12,283,326	-	12,283,326	-

Non-Convertible Corporate Bonds
Communication Services	4,576,627	-	4,576,627	-
Consumer Discretionary	16,881,117	-	16,881,117	-
Consumer Staples	6,885,986	-	6,885,986	-
Energy	9,974,129	-	9,974,129	-
Financials	124,633,808	-	124,633,808	-
Health Care	6,516,062	-	6,516,062	-
Industrials	2,896,888	-	2,896,888	-
Information Technology	4,084,843	-	4,084,843	-
Materials	1,175,241	-	1,175,241	-
Real Estate	5,153,841	-	5,153,841	-
Utilities	9,097,758	-	9,097,758	-

U.S. Treasury Obligations	80,305,616	-	80,305,616	-

Money Market Funds	14,355,746	14,355,746	-	-
Total Investments in Securities:	372,906,745	14,355,746	358,550,999	-
Fidelity® Low Duration Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $357,109,267)	$358,550,999
Fidelity Central Funds (cost $14,355,746)	14,355,746

Total Investment in Securities (cost $371,465,013)		$372,906,745
Cash		36,674
Interest receivable		2,587,743
Distributions receivable from Fidelity Central Funds		45,199
Total assets		375,576,361
Liabilities
Payable for investments purchased	$1,303,817
Distributions payable	1,361,600
Accrued management fee	62,204
Total liabilities		2,727,621
Net Assets		$372,848,740
Net Assets consist of:
Paid in capital		$370,937,876
Total accumulated earnings (loss)		1,910,864
Net Assets		$372,848,740
Net Asset Value, offering price and redemption price per share ($372,848,740 ÷ 7,400,000 shares)		$50.38
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$9,246,450
Income from Fidelity Central Funds		161,290
Total income		9,407,740
Expenses
Management fee	$374,640
Independent trustees' fees and expenses	503
Total expenses before reductions	375,143
Expense reductions	(4,645)
Total expenses after reductions		370,498
Net Investment income (loss)		9,037,242
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	373,355
Total net realized gain (loss)		373,355
Change in net unrealized appreciation (depreciation) on investment securities		79,536
Net gain (loss)		452,891
Net increase (decrease) in net assets resulting from operations		$9,490,133
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	For the period February 22, 2024 (commencement of operations) through August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,037,242	$7,317,035
Net realized gain (loss)	373,355	31,725
Change in net unrealized appreciation (depreciation)	79,536	1,362,196
Net increase (decrease) in net assets resulting from operations	9,490,133	8,710,956
Distributions to shareholders	(9,209,650)	(7,080,575)

Share transactions
Proceeds from sales of shares	1,261,055	372,200,440
Cost of shares redeemed	(2,523,619)	-

Net increase (decrease) in net assets resulting from share transactions	(1,262,564)	372,200,440
Total increase (decrease) in net assets	(982,081)	373,830,821

Net Assets
Beginning of period	373,830,821	-
End of period	$372,848,740	$373,830,821

Other Information
Shares
Sold	25,000	7,425,000
Redeemed	(50,000)	-
Net increase (decrease)	(25,000)	7,425,000

Financial Highlights
Fidelity® Low Duration Bond ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$50.35	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.217	1.305
Net realized and unrealized gain (loss)	.054	.190
Total from investment operations	1.271	1.495
Distributions from net investment income	(1.221)	(1.145)
Distributions from net realized gain	(.020)	-
Total distributions	(1.241)	(1.145)
Net asset value, end of period	$50.38	$50.35
Total Return D,E,F	2.56%	3.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I	.20% I
Expenses net of fee waivers, if any	.20 % I	.20% I
Expenses net of all reductions	.20% I	.20% I
Net investment income (loss)	4.86% I	5.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$372,849	$373,831
Portfolio turnover rate J,K	38 % I	15% I

AFor the period February 22, 2024 (commencement of operations) through August 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Low Duration Bond Factor ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Non-Convertible Corporate Bonds - 86.5%
	Principal Amount (a)	Value ($)
AUSTRALIA - 11.2%
Financials - 11.1%
Banks - 10.0%
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.56%, 4.9311% 3/18/2026 (b)(c)(d)	6,100,000	6,119,375
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.64%, 4.9872% 10/3/2025 (b)(c)(d)	1,900,000	1,904,240
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 5.0241% 7/16/2027 (b)(c)(d)	3,100,000	3,116,058
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.75%, 5.0972% 7/3/2025 (b)(c)(d)	1,000,000	1,001,512
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.81%, 5.1561% 1/18/2027 (b)(c)(d)	4,900,000	4,936,539
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.85%, 5.2353% 12/16/2029 (b)(c)(d)	4,300,000	4,344,314
Commonwealth Bank of Australia U.S. SOFR Index + 0.4%, 4.7394% 7/7/2025 (b)(c)(d)	2,700,000	2,702,403
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7903% 11/27/2026 (b)(c)(d)	4,300,000	4,308,429
Commonwealth Bank of Australia U.S. SOFR Index + 0.52%, 4.9053% 6/15/2026 (b)(c)(d)	2,310,000	2,314,956
Commonwealth Bank of Australia U.S. SOFR Index + 0.63%, 5.0226% 9/12/2025 (b)(c)(d)	1,000,000	1,001,680
Commonwealth Bank of Australia U.S. SOFR Index + 0.74%, 5.1253% 3/14/2025 (b)(c)(d)	1,300,000	1,300,260
Commonwealth Bank of Australia U.S. SOFR Index + 0.75%, 5.1389% 3/13/2026 (b)(c)(d)	1,200,000	1,204,782
Commonwealth Bank of Australia U.S. SOFR Index + 0.97%, 5.3553% 3/14/2027 (b)(c)(d)	800,000	807,798
National Australia Bank Ltd U.S. SOFR Index + 0.5%, 0% 3/6/2028 (b)(c)(d)	3,000,000	2,998,810
National Australia Bank Ltd U.S. SOFR Index + 0.62%, 5.0162% 6/11/2027 (b)(c)(d)	13,700,000	13,753,535
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 4.9913% 1/12/2027 (b)(c)(d)	600,000	602,542
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 5.0552% 12/10/2025 (b)(c)(d)	2,500,000	2,507,892
National Australia Bank Ltd U.S. SOFR Index + 0.76%, 5.0999% 5/13/2025 (b)(c)(d)	4,900,000	4,905,162
National Australia Bank Ltd/New York U.S. SOFR Index + 0.86%, 5.2679% 6/9/2025 (b)(c)(d)	400,000	400,627
Westpac Banking Corp U.S. SOFR Index + 0.42%, 4.7641% 4/16/2026 (b)(c)	1,600,000	1,599,853
Westpac Banking Corp U.S. SOFR Index + 0.5%, 0% 3/6/2028 (b)(c)(d)	1,000,000	999,279
Westpac Banking Corp U.S. SOFR Index + 0.52%, 4.9449% 6/3/2026 (b)(c)	860,000	861,802
Westpac Banking Corp U.S. SOFR Index + 0.72%, 5.0602% 11/17/2025 (b)(c)	4,200,000	4,213,214
Westpac Banking Corp U.S. SOFR Index + 0.81%, 5.1541% 4/16/2029 (b)(c)	4,700,000	4,728,246
Westpac Banking Corp U.S. SOFR Index + 1%, 5.3339% 8/26/2025 (b)(c)	1,500,000	1,505,750
		74,139,058
Capital Markets - 1.1%
Macquarie Bank Ltd U.S. SOFR Averages Index + 0.92%, 5.2681% 7/2/2027 (b)(c)(d)	3,800,000	3,829,375
Macquarie Bank Ltd U.S. SOFR Index + 1.2%, 5.6106% 12/7/2026 (b)(c)(d)	600,000	607,047
Macquarie Bank Ltd U.S. SOFR Index + 1.24%, 5.6253% 6/15/2026 (b)(c)(d)	500,000	504,670
Macquarie Bank Ltd U.S. SOFR Index + 1.31%, 5.669% 3/21/2025 (b)(c)(d)	1,400,000	1,400,798
Macquarie Group Ltd U.S. SOFR Index + 0.92%, 5.279% 9/23/2027 (b)(c)(d)	1,500,000	1,505,895
		7,847,785
TOTAL FINANCIALS		81,986,843

Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC U.S. SOFR Averages Index + 1.06%, 5.401% 4/4/2027 (b)(c)(d)	1,200,000	1,206,272
TOTAL AUSTRALIA		83,193,115
CANADA - 9.1%
Financials - 9.1%
Banks - 9.1%
Bank of Montreal U.S. SOFR Averages Index + 0.62%, 5.0053% 9/15/2026 (b)(c)	1,220,000	1,222,177
Bank of Montreal U.S. SOFR Averages Index + 0.76%, 5.177% 6/4/2027 (b)(c)	2,400,000	2,413,423
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.2852% 9/10/2027 (b)(c)	2,800,000	2,809,934
Bank of Montreal U.S. SOFR Averages Index + 0.95%, 5.3104% 9/25/2025 (b)(c)	120,000	120,438
Bank of Montreal U.S. SOFR Averages Index + 1.06%, 5.4679% 6/7/2025 (b)(c)	2,300,000	2,304,993
Bank of Montreal U.S. SOFR Averages Index + 1.16%, 5.5562% 12/11/2026 (b)(c)	800,000	808,242
Bank of Montreal U.S. SOFR Averages Index + 1.33%, 5.7438% 6/5/2026 (b)(c)	900,000	909,371
Bank of Montreal U.S. SOFR Index + 0.86%, 5.2132% 1/27/2029 (b)(c)	1,000,000	1,000,811
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 4.9742% 3/2/2026 (b)(c)	2,559,000	2,561,995
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.9%, 5.2418% 4/11/2025 (b)(c)	1,100,000	1,100,837
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.08%, 5.4314% 8/1/2029 (b)(c)	1,800,000	1,811,443
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.09%, 5.4826% 6/12/2025 (b)(c)	600,000	601,422
Bank of Nova Scotia/The U.S. SOFR Index + 0.61%, 4.9953% 9/15/2026 (b)(c)	400,000	400,416
Bank of Nova Scotia/The U.S. SOFR Index + 0.89%, 5.2406% 2/14/2029 (b)(c)	1,500,000	1,502,928
Bank of Nova Scotia/The U.S. SOFR Index + 1%, 5.4079% 9/8/2028 (b)(c)	2,000,000	2,014,806
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.93%, 5.3262% 9/11/2027 (b)(c)	600,000	603,906
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.2794% 4/7/2025 (b)(c)	4,240,000	4,243,113
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.72%, 5.0618% 1/13/2028 (b)(c)	2,100,000	2,101,519
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.94%, 5.2984% 6/28/2027 (b)(c)	1,800,000	1,810,212
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.22%, 5.5681% 10/2/2026 (b)(c)	1,800,000	1,819,904
National Bank of Canada U.S. SOFR Averages Index + 1.03%, 5.3781% 7/2/2027 (b)(c)	400,000	401,808
Royal Bank of Canada U.S. SOFR Averages Index + 0.525%, 4.8711% 1/20/2026 (b)(c)	2,492,000	2,496,928
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 4.9232% 4/27/2026 (b)(c)	400,000	400,840
Royal Bank of Canada U.S. SOFR Averages Index + 0.59%, 4.9415% 11/2/2026 (b)(c)	830,000	831,328
Royal Bank of Canada U.S. SOFR Averages Index + 0.71%, 5.0561% 1/21/2027 (b)(c)	1,900,000	1,906,228
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0661% 10/18/2027 (b)(c)	1,200,000	1,202,666
Royal Bank of Canada U.S. SOFR Averages Index + 0.79%, 5.1411% 7/23/2027 (b)(c)	9,240,000	9,281,543
Royal Bank of Canada U.S. SOFR Averages Index + 0.84%, 5.1822% 4/14/2025 (b)(c)	3,500,000	3,502,765
Royal Bank of Canada U.S. SOFR Averages Index + 0.86%, 5.2061% 10/18/2028 (b)(c)	2,300,000	2,308,611
Royal Bank of Canada U.S. SOFR Averages Index + 0.95%, 5.2961% 1/19/2027 (b)(c)	1,500,000	1,510,181
Royal Bank of Canada U.S. SOFR Averages Index + 1.03%, 5.3823% 2/4/2031 (b)(c)	1,000,000	1,008,320
Royal Bank of Canada U.S. SOFR Averages Index + 1.08%, 5.4218% 1/12/2026 (b)(c)	400,000	402,427
Toronto Dominion Bank U.S. SOFR Index + 0.59%, 4.9952% 9/10/2026 (b)(c)	1,100,000	1,101,950
Toronto Dominion Bank U.S. SOFR Index + 0.73%, 5.071% 4/5/2027 (b)(c)	2,400,000	2,407,241
Toronto Dominion Bank U.S. SOFR Index + 0.82%, 5.1719% 1/31/2028 (b)(c)	2,000,000	2,003,802
Toronto Dominion Bank U.S. SOFR Index + 1.02%, 5.4306% 6/6/2025 (b)(c)	1,400,000	1,402,944
Toronto Dominion Bank U.S. SOFR Index + 1.03%, 5.4117% 12/17/2029 (b)(c)	2,000,000	2,006,830
Toronto Dominion Bank U.S. SOFR Index + 1.08%, 5.4251% 7/17/2026 (b)(c)	1,100,000	1,110,032

TOTAL CANADA		67,448,334
FINLAND - 0.4%
Financials - 0.4%
Banks - 0.4%
Nordea Bank Abp U.S. SOFR Index + 0.74%, 5.1066% 3/19/2027 (b)(c)(d)	1,500,000	1,506,478
Nordea Bank Abp U.S. SOFR Index + 0.96%, 5.3706% 6/6/2025 (b)(c)(d)	200,000	200,373
Nordea Bank Abp U.S. SOFR Index + 1.02%, 5.4252% 9/10/2029 (b)(c)(d)	1,500,000	1,514,006

TOTAL FINLAND		3,220,857
FRANCE - 3.0%
Financials - 3.0%
Banks - 3.0%
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 5.4102% 2/16/2028 (b)(c)(d)	4,700,000	4,731,373
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.4%, 5.7418% 7/13/2026 (b)(c)(d)	800,000	809,268
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 1.13%, 5.4811% 1/23/2027 (b)(c)(d)	1,000,000	1,008,555
BPCE SA U.S. SOFR Averages Index + 1.98%, 6.3261% 10/19/2027 (b)(c)(d)	900,000	916,742
BPCE SA U.S. SOFR Index + 0.96%, 5.3222% 9/25/2025 (b)(c)(d)	3,000,000	3,011,371
Credit Agricole SA U.S. SOFR Index + 0.87%, 5.2662% 3/11/2027 (b)(c)(d)	1,500,000	1,506,463
Credit Agricole SA U.S. SOFR Index + 1.21%, 5.6062% 9/11/2028 (b)(c)(d)	4,700,000	4,741,830
Credit Agricole SA U.S. SOFR Index + 1.29%, 5.631% 7/5/2026 (b)(c)(d)	2,000,000	2,018,378
Societe Generale SA U.S. SOFR Index + 1.66%, 6.0061% 1/19/2028 (b)(c)(d)	3,100,000	3,131,565

TOTAL FRANCE		21,875,545
GERMANY - 4.2%
Consumer Discretionary - 3.6%
Automobiles - 3.6%
BMW US Capital LLC U.S. SOFR Averages Index + 0.62%, 4.9637% 8/11/2025 (b)(c)(d)	700,000	700,950
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1399% 8/13/2026 (b)(c)(d)(e)	4,800,000	4,825,561
BMW US Capital LLC U.S. SOFR Averages Index + 0.84%, 5.1881% 4/1/2025 (b)(c)(d)	6,900,000	6,903,070
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.57%, 4.9229% 8/1/2025 (b)(c)(d)	1,300,000	1,301,693
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9831% 7/31/2026 (b)(c)(d)	3,600,000	3,610,981
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.67%, 5.0099% 1/9/2026 (b)(c)(d)	1,500,000	1,503,179
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.85%, 5.1893% 11/15/2027 (b)(c)(d)(e)	2,100,000	2,108,735
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.93%, 5.2889% 3/30/2025 (b)(c)(d)	300,000	300,168
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1925% 3/20/2026 (b)(c)(d)(e)	3,400,000	3,402,090
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.93%, 5.3226% 9/12/2025 (b)(c)(d)	600,000	601,226
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.3993% 8/14/2026 (b)(c)(d)	1,491,000	1,495,631
		26,753,284
Financials - 0.4%
Capital Markets - 0.4%
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.21%, 5.5513% 1/10/2029 (b)(c)	2,200,000	2,205,444
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.219%, 5.5592% 11/16/2027 (b)(c)	900,000	904,590
		3,110,034
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 5.3222% 9/25/2027 (b)(c)(d)	1,300,000	1,306,619
TOTAL GERMANY		31,169,937
JAPAN - 2.6%
Financials - 2.6%
Banks - 2.3%
Mitsubishi UFJ Financial Group Inc U.S. SOFR Index + 1.44%, 5.7812% 4/17/2026 (b)(c)	1,100,000	1,101,702
Mizuho Financial Group Inc U.S. SOFR Index + 0.96%, 5.3009% 5/22/2026 (b)(c)	2,200,000	2,203,422
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 0.88%, 5.2192% 1/14/2027 (b)(c)	870,000	877,524
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.17%, 5.5099% 7/9/2029 (b)(c)	1,900,000	1,924,938
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 5.6367% 7/13/2026 (b)(c)	1,000,000	1,011,860
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.43%, 5.7683% 1/13/2026 (b)(c)	2,200,000	2,222,323
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.98%, 5.3964% 9/10/2027 (b)(c)(d)	4,400,000	4,450,511
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.12%, 5.5384% 3/9/2026 (b)(c)(d)	1,600,000	1,612,364
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.15%, 5.547% 9/14/2026 (b)(c)(d)	1,300,000	1,312,178
		16,716,822
Capital Markets - 0.3%
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 5.6104% 7/2/2027 (b)(c)	2,200,000	2,224,379
TOTAL JAPAN		18,941,201
NETHERLANDS - 3.3%
Financials - 3.3%
Banks - 3.3%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1%, 5.4249% 12/3/2028 (b)(c)(d)	2,100,000	2,105,544
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1511% 9/18/2027 (b)(c)(d)	1,500,000	1,525,310
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 5.0019% 8/28/2026 (b)(c)	4,500,000	4,516,825
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.7%, 5.0461% 7/18/2025 (b)(c)	2,500,000	2,504,730
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 5.0504% 1/9/2026 (b)(c)	2,800,000	2,810,400
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 5.1238% 3/5/2027 (b)(c)	2,200,000	2,208,918
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.89%, 5.2351% 10/17/2029 (b)(c)(e)	2,500,000	2,506,755
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.9%, 5.241% 10/5/2026 (b)(c)(e)	1,900,000	1,915,025
ING Groep NV U.S. SOFR Averages Index + 1.01%, 5.3704% 4/1/2027 (b)(c)	200,000	200,996
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.9562% 9/11/2027 (b)(c)	2,500,000	2,538,101
ING Groep NV U.S. SOFR Averages Index + 1.64%, 5.9984% 3/28/2026 (b)(c)	1,600,000	1,601,512

TOTAL NETHERLANDS		24,434,116
NEW ZEALAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of New Zealand U.S. SOFR Index + 0.81%, 5.1628% 1/27/2027 (b)(c)(d)	350,000	352,121
SPAIN - 0.7%
Financials - 0.7%
Banks - 0.7%
Banco Santander SA U.S. SOFR Index + 1.12%, 5.4602% 7/15/2028 (b)(c)	2,600,000	2,616,843
Banco Santander SA U.S. SOFR Index + 1.38%, 5.777% 3/14/2028 (b)(c)	2,200,000	2,234,056

TOTAL SPAIN		4,850,899
SWEDEN - 1.0%
Financials - 1.0%
Banks - 1.0%
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 0.89%, 5.3038% 3/5/2027 (b)(c)(d)	1,500,000	1,510,474
Svenska Handelsbanken AB U.S. SOFR Index + 0.66%, 4.99% 5/28/2027 (b)(c)(d)	1,700,000	1,707,494
Svenska Handelsbanken AB U.S. SOFR Index + 0.91%, 5.3251% 6/10/2025 (b)(c)(d)	900,000	901,558
Svenska Handelsbanken AB U.S. SOFR Index + 1.25%, 5.6353% 6/15/2026 (b)(c)(d)	500,000	505,477
Swedbank AB U.S. SOFR Averages Index + 0.91%, 5.251% 4/4/2025 (b)(c)(d)	900,000	900,638
Swedbank AB U.S. SOFR Averages Index + 1.38%, 5.7655% 6/15/2026 (b)(c)(d)	1,000,000	1,011,651
Swedbank AB U.S. SOFR Index + 1.03%, 5.373% 11/20/2029 (b)(c)(d)	1,000,000	1,010,371

TOTAL SWEDEN		7,547,663
SWITZERLAND - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
UBS AG/London U.S. SOFR Index + 0.93%, 5.3262% 9/11/2025 (b)(c)	8,400,000	8,433,180
UBS Group AG U.S. SOFR Index + 1.58%, 5.921% 5/12/2026 (b)(c)(d)	700,000	701,577

TOTAL SWITZERLAND		9,134,757
UNITED KINGDOM - 5.5%
Financials - 5.5%
Banks - 5.4%
Barclays PLC U.S. SOFR Index + 1.49%, 5.8826% 3/12/2028 (b)(c)	2,300,000	2,329,031
Barclays PLC U.S. SOFR Index + 1.88%, 6.2689% 9/13/2027 (b)(c)	800,000	814,494
HSBC Holdings PLC CME Term SOFR 3 month Index + 1.6416%, 6.0338% 9/12/2026 (b)(c)	500,000	503,195
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 5.3836% 3/3/2029 (b)(c)	2,000,000	2,003,918
HSBC Holdings PLC U.S. SOFR Index + 1.29%, 0% 3/3/2031 (b)(c)	2,000,000	2,013,000
HSBC Holdings PLC U.S. SOFR Index + 1.43%, 5.8464% 3/10/2026 (b)(c)	1,900,000	1,900,386
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.9138% 8/14/2027 (b)(c)	4,100,000	4,160,363
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.4007% 11/26/2028 (b)(c)	2,200,000	2,212,725
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.9111% 8/7/2027 (b)(c)	2,400,000	2,429,352
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.58%, 5.9346% 1/5/2028 (b)(c)	1,700,000	1,725,026
NatWest Group PLC U.S. SOFR Index + 1.25%, 5.6923% 3/1/2028 (b)(c)	2,300,000	2,322,629
NatWest Group PLC U.S. SOFR Index + 1.3%, 5.6409% 11/15/2028 (b)(c)	2,000,000	2,022,380
NatWest Markets PLC U.S. SOFR Index + 0.76%, 5.1184% 9/29/2026 (b)(c)(d)	650,000	651,491
NatWest Markets PLC U.S. SOFR Index + 0.9%, 5.2402% 5/17/2027 (b)(c)(d)	1,600,000	1,608,881
NatWest Markets PLC U.S. SOFR Index + 1.14%, 5.4802% 5/17/2029 (b)(c)(d)	1,000,000	1,008,419
Standard Chartered PLC U.S. SOFR Index + 1.17%, 5.5093% 5/14/2028 (b)(c)(d)	4,600,000	4,632,868
Standard Chartered PLC U.S. SOFR Index + 1.74%, 6.0984% 3/30/2026 (b)(c)(d)	970,000	970,932
Standard Chartered PLC U.S. SOFR Index + 1.93%, 6.271% 7/6/2027 (b)(c)(d)	4,900,000	4,978,862
Standard Chartered PLC U.S. SOFR Index + 2.03%, 6.3749% 2/8/2028 (b)(c)(d)	1,600,000	1,636,482
		39,924,434
Financial Services - 0.1%
Nationwide Building Society U.S. SOFR Index + 1.29%, 5.6302% 2/16/2028 (b)(c)(d)	1,200,000	1,209,240
TOTAL UNITED KINGDOM		41,133,674
UNITED STATES - 44.3%
Consumer Discretionary - 4.9%
Automobiles - 4.9%
American Honda Finance Corp U.S. SOFR Averages Index + 0.72%, 5.061% 10/5/2026 (b)(c)	1,000,000	1,004,105
American Honda Finance Corp U.S. SOFR Averages Index + 0.78%, 5.1311% 4/23/2025 (b)(c)	800,000	800,671
American Honda Finance Corp U.S. SOFR Averages Index + 0.79%, 5.1372% 10/3/2025 (b)(c)	1,800,000	1,804,162
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.8937% 5/11/2026 (b)(c)	2,000,000	2,003,586
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.0504% 1/9/2026 (b)(c)	900,000	902,576
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.0504% 7/9/2027 (b)(c)(e)	1,400,000	1,403,446
American Honda Finance Corp U.S. SOFR Index + 0.72%, 5.067% 10/22/2027 (b)(c)	700,000	700,006
American Honda Finance Corp U.S. SOFR Index + 0.77%, 5.1626% 3/12/2027 (b)(c)	1,600,000	1,604,645
American Honda Finance Corp U.S. SOFR Index + 0.92%, 5.2619% 1/12/2026 (b)(c)	1,100,000	1,104,241
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.17%, 0% 4/4/2028 (b)(c)	3,000,000	2,998,620
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.3%, 5.6394% 4/7/2025 (b)(c)	480,000	480,403
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.35%, 5.6949% 5/8/2027 (b)(c)	2,000,000	2,021,087
General Motors Financial Co Inc U.S. SOFR Index + 1.04%, 5.3739% 2/26/2027 (b)(c)(e)	4,700,000	4,717,888
Hyundai Capital America U.S. SOFR Index + 0.92%, 5.2596% 1/7/2028 (b)(c)(d)	3,000,000	3,005,143
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.3993% 6/24/2027 (b)(c)(d)	3,000,000	3,018,721
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.4066% 3/19/2027 (b)(c)(d)	2,400,000	2,413,873
Hyundai Capital America U.S. SOFR Index + 1.32%, 5.6714% 11/3/2025 (b)(c)(d)	5,100,000	5,125,082
Hyundai Capital America U.S. SOFR Index + 1.5%, 5.8357% 1/8/2027 (b)(c)(d)	900,000	911,677
		36,019,932
Consumer Staples - 0.8%
Beverages - 0.6%
Keurig Dr Pepper Inc U.S. SOFR Averages Index + 0.88%, 5.2653% 3/15/2027 (b)(c)	1,000,000	1,009,456
PepsiCo Inc U.S. SOFR Averages Index + 0.4%, 4.7399% 2/13/2026 (b)(c)	2,400,000	2,405,672
Pepsico Singapore Financing I Pte Ltd U.S. SOFR Averages Index + 0.56%, 4.9002% 2/16/2027 (b)(c)	800,000	803,194
		4,218,322
Food Products - 0.2%
Cargill Inc U.S. SOFR Index + 0.61%, 4.9537% 2/11/2028 (b)(c)(d)	2,000,000	2,003,368
TOTAL CONSUMER STAPLES		6,221,690

Financials - 33.6%
Banks - 15.9%
Bank of America Corp CME Term SOFR 3 month Index + 1.0216%, 5.3802% 9/15/2026 (b)(c)(e)	2,000,000	2,012,054
Bank of America Corp U.S. SOFR Index + 0.83%, 5.1823% 1/24/2029 (b)(c)	2,000,000	2,003,000
Bank of America Corp U.S. SOFR Index + 0.97%, 5.325% 7/22/2027 (b)(c)(e)	1,000,000	1,003,682
Bank of America Corp U.S. SOFR Index + 1.05%, 5.4006% 2/4/2028 (b)(c)	300,000	303,324
Bank of America Corp U.S. SOFR Index + 1.33%, 5.6776% 4/2/2026 (b)(c)(e)	5,400,000	5,410,690
Bank of America Corp U.S. SOFR Index + 1.35%, 5.7225% 9/15/2027 (b)(c)(e)	2,400,000	2,428,293
Bank of America NA U.S. SOFR Index + 0.78%, 5.1202% 8/18/2025 (b)(c)(e)	600,000	601,291
Bank of America NA U.S. SOFR Index + 1.02%, 5.3602% 8/18/2026 (b)(c)	2,440,000	2,463,793
Citibank NA U.S. SOFR Averages Index + 0.59%, 4.9423% 4/30/2026 (b)(c)	3,000,000	3,009,003
Citibank NA U.S. SOFR Averages Index + 1.06%, 5.477% 12/4/2026 (b)(c)	600,000	606,918
Citibank NA U.S. SOFR Index + 0.712%, 5.0525% 11/19/2027 (b)(c)	13,700,000	13,736,072
Citibank NA U.S. SOFR Index + 0.805%, 5.1634% 9/29/2025 (b)(c)	5,900,000	5,914,960
Citigroup Inc CME Term SOFR 3 month Index + 1.5116%, 5.8221% 7/1/2026 (b)(c)(e)	3,800,000	3,814,668
Citigroup Inc U.S. SOFR Index + 0.77%, 5.1779% 6/9/2027 (b)(c)	3,900,000	3,911,659
Citigroup Inc U.S. SOFR Index + 1.28%, 5.6171% 2/24/2028 (b)(c)(e)	2,200,000	2,230,131
Citigroup Inc U.S. SOFR Index + 1.528%, 5.8963% 3/17/2026 (b)(c)(e)	1,100,000	1,100,700
HSBC USA Inc U.S. SOFR Index + 0.96%, 5.377% 3/4/2027 (b)(c)	5,400,000	5,442,558
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0539% 4/12/2028 (b)(c)	1,765,000	1,766,929
JPMorgan Chase & Co U.S. SOFR Index + 0.765%, 5.124% 9/22/2027 (b)(c)(e)	1,700,000	1,706,051
JPMorgan Chase & Co U.S. SOFR Index + 0.8%, 5.1523% 1/24/2029 (b)(c)	2,200,000	2,205,192
JPMorgan Chase & Co U.S. SOFR Index + 0.86%, 5.207% 10/22/2028 (b)(c)	5,000,000	5,024,981
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 5.232% 4/22/2027 (b)(c)(e)	4,500,000	4,524,390
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.267% 4/22/2028 (b)(c)(e)	3,500,000	3,522,936
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 5.277% 7/22/2028 (b)(c)(e)	2,400,000	2,414,849
JPMorgan Chase & Co U.S. SOFR Index + 1.18%, 5.5171% 2/24/2028 (b)(c)(e)	700,000	708,234
JPMorgan Chase & Co U.S. SOFR Index + 1.2%, 5.5511% 1/23/2028 (b)(c)	3,700,000	3,744,481
JPMorgan Chase & Co U.S. SOFR Index + 1.32%, 5.6732% 4/26/2026 (b)(c)	1,900,000	1,903,059
JPMorgan Chase Bank NA U.S. SOFR Index + 1%, 5.4079% 12/8/2026 (b)(c)	1,700,000	1,723,218
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0284% 10/15/2027 (b)(c)	2,800,000	2,808,237
Morgan Stanley Bank NA U.S. SOFR Index + 0.78%, 5.1241% 7/16/2025 (b)(c)	1,800,000	1,802,919
Morgan Stanley Bank NA U.S. SOFR Index + 0.865%, 5.2197% 5/26/2028 (b)(c)	3,800,000	3,817,161
Morgan Stanley Bank NA U.S. SOFR Index + 0.94%, 5.2874% 7/14/2028 (b)(c)	3,800,000	3,823,963
Morgan Stanley Bank NA U.S. SOFR Index + 1.08%, 5.4274% 1/14/2028 (b)(c)	2,300,000	2,317,342
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.5135% 10/30/2026 (b)(c)	900,000	908,431
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.69%, 5.037% 10/22/2027 (b)(c)	1,900,000	1,904,594
Wells Fargo & Co U.S. SOFR Index + 1.07%, 5.417% 4/22/2028 (b)(c)	5,300,000	5,352,205
Wells Fargo & Co U.S. SOFR Index + 1.32%, 5.6732% 4/25/2026 (b)(c)	3,340,000	3,344,667
Wells Fargo Bank NA U.S. SOFR Index + 0.71%, 5.0534% 1/15/2026 (b)(c)	2,440,000	2,447,145
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.1519% 8/1/2025 (b)(c)	1,200,000	1,202,352
Wells Fargo Bank NA U.S. SOFR Index + 1.06%, 5.4048% 8/7/2026 (b)(c)	2,200,000	2,217,842
Wells Fargo Bank NA U.S. SOFR Index + 1.07%, 5.4662% 12/11/2026 (b)(c)	600,000	607,212
		117,791,186
Capital Markets - 7.6%
Athene Global Funding U.S. SOFR Averages Index + 0.85%, 5.1949% 5/8/2026 (b)(c)(d)	3,000,000	3,011,160
Athene Global Funding U.S. SOFR Averages Index + 1.21%, 5.5704% 3/25/2027 (b)(c)(d)	1,300,000	1,312,555
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 5.1761% 7/21/2028 (b)(c)(e)	900,000	905,103
Bank of New York Mellon Corp/The U.S. SOFR Index + 0.62%, 4.9732% 4/25/2025 (b)(c)	2,000,000	2,000,600
Bank of New York Mellon/The U.S. SOFR Index + 0.45%, 4.8389% 3/13/2026 (b)(c)	5,695,000	5,695,636
Charles Schwab Corp/The U.S. SOFR Averages Index + 0.52%, 4.8599% 5/13/2026 (b)(c)	2,453,000	2,455,152
Charles Schwab Corp/The U.S. SOFR Averages Index + 1.05%, 5.4749% 3/3/2027 (b)(c)(e)	2,800,000	2,829,529
GA Global Funding Trust U.S. SOFR Index + 1.36%, 5.7018% 4/11/2025 (b)(c)(d)	500,000	500,499
Goldman Sachs Bank USA U.S. SOFR Index + 0.77%, 5.1411% 3/18/2027 (b)(c)	1,900,000	1,904,113
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 1.4316%, 5.7546% 5/15/2026 (b)(c)	4,600,000	4,609,148
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 2.0116%, 6.3115% 10/28/2027 (b)(c)	1,560,000	1,594,142
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.79%, 5.1979% 12/9/2026 (b)(c)	4,700,000	4,714,064
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.81%, 5.2179% 3/9/2027 (b)(c)	50,000	50,106
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.82%, 5.2252% 9/10/2027 (b)(c)	1,800,000	1,804,537
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 5.2661% 10/21/2027 (b)(c)	2,400,000	2,408,759
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.065%, 5.4099% 8/10/2026 (b)(c)	6,540,000	6,558,407
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.08%, 5.4328% 1/28/2031 (b)(c)	1,000,000	1,008,069
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.12%, 5.4571% 2/24/2028 (b)(c)	500,000	502,782
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.85%, 6.2353% 3/15/2028 (b)(c)	2,900,000	2,966,811
Morgan Stanley U.S. SOFR Index + 1.02%, 5.3667% 4/13/2028 (b)(c)	6,300,000	6,346,630
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.7977% 11/25/2026 (b)(c)	2,300,000	2,303,202
State Street Corp U.S. SOFR Index + 0.845%, 5.1964% 8/3/2026 (b)(c)	800,000	804,809
		56,285,813
Consumer Finance - 5.2%
American Express Co U.S. SOFR Averages Index + 0.65%, 5.0006% 11/4/2026 (b)(c)(e)	2,550,000	2,557,919
American Express Co U.S. SOFR Averages Index + 0.97%, 5.3228% 7/28/2027 (b)(c)	1,400,000	1,408,572
American Express Co U.S. SOFR Averages Index + 1%, 5.3402% 2/16/2028 (b)(c)	600,000	603,504
American Express Co U.S. SOFR Averages Index + 1.35%, 5.7023% 10/30/2026 (b)(c)(e)	560,000	564,059
American Express Co U.S. SOFR Index + 0.75%, 5.1011% 4/23/2027 (b)(c)	1,127,000	1,131,114
American Express Co U.S. SOFR Index + 0.76%, 5.0999% 2/13/2026 (b)(c)	1,240,000	1,244,673
American Express Co U.S. SOFR Index + 0.93%, 5.2832% 7/26/2028 (b)(c)	3,100,000	3,123,839
American Express Co U.S. SOFR Index + 1.02%, 5.3723% 1/30/2031 (b)(c)(e)	2,000,000	2,010,480
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.7953% 11/5/2026 (b)(c)	1,600,000	1,605,161
John Deere Capital Corp U.S. SOFR Index + 0.44%, 4.8659% 3/6/2026 (b)(c)	4,200,000	4,208,357
John Deere Capital Corp U.S. SOFR Index + 0.48%, 4.8233% 10/22/2025 (b)(c)(e)	2,480,000	2,480,942
John Deere Capital Corp U.S. SOFR Index + 0.57%, 0% 3/3/2026 (b)(c)(e)	2,400,000	2,409,254
John Deere Capital Corp U.S. SOFR Index + 0.68%, 5.0202% 7/15/2027 (b)(c)	1,900,000	1,914,187
John Deere Capital Corp U.S. SOFR Index + 0.79%, 5.2084% 6/8/2026 (b)(c)(e)	3,800,000	3,825,532
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7913% 4/10/2026 (b)(c)	1,500,000	1,502,281
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 5.2302% 5/18/2026 (b)(c)	1,360,000	1,369,317
Toyota Motor Credit Corp U.S. SOFR Index + 0.45%, 4.7902% 5/15/2026 (b)(c)	3,300,000	3,308,012
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 5.0166% 3/19/2027 (b)(c)	2,300,000	2,309,386
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 5.0462% 9/11/2025 (b)(c)	700,000	701,350
		38,277,939
Financial Services - 0.9%
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.6604% 9/25/2026 (b)(c)(d)	1,300,000	1,312,909
Mastercard Inc U.S. SOFR Averages Index + 0.44%, 4.7703% 3/15/2028 (b)(c)	2,000,000	2,002,378
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.8%, 5.1453% 2/5/2027 (b)(c)	2,700,000	2,720,573
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.82%, 5.2053% 9/16/2027 (b)(c)	500,000	504,188
		6,540,048
Insurance - 4.0%
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3122% 1/14/2028 (b)(c)(d)	2,000,000	2,014,879
Marsh & McLennan Cos Inc U.S. SOFR Averages Index + 0.7%, 5.0448% 11/8/2027 (b)(c)	2,000,000	2,011,207
MassMutual Global Funding II U.S. SOFR Index + 0.74%, 5.0804% 4/9/2027 (b)(c)(d)	1,500,000	1,509,406
MassMutual Global Funding II U.S. SOFR Index + 0.77%, 5.1225% 1/29/2027 (b)(c)(d)	1,200,000	1,205,789
MassMutual Global Funding II U.S. SOFR Index + 0.87%, 5.229% 3/21/2025 (b)(c)(d)	1,200,000	1,200,441
MassMutual Global Funding II U.S. SOFR Index + 0.98%, 5.3213% 7/10/2026 (b)(c)(d)	200,000	201,588
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.7%, 5.0962% 6/11/2027 (b)(c)(d)	1,700,000	1,706,259
Metropolitan Life Global Funding I U.S. SOFR Index + 0.91%, 5.269% 3/21/2025 (b)(c)(d)	400,000	400,156
New York Life Global Funding U.S. SOFR Averages Index + 0.58%, 4.9241% 1/16/2026 (b)(c)(d)	800,000	801,659
New York Life Global Funding U.S. SOFR Averages Index + 0.61%, 4.9561% 4/21/2025 (b)(c)(d)	600,000	600,380
New York Life Global Funding U.S. SOFR Averages Index + 0.93%, 5.2781% 4/2/2026 (b)(c)(d)	600,000	603,913
New York Life Global Funding U.S. SOFR Index + 0.48%, 4.8879% 6/9/2026 (b)(c)(d)	1,800,000	1,801,562
New York Life Global Funding U.S. SOFR Index + 0.65%, 5.0019% 5/2/2025 (b)(c)(d)	1,700,000	1,701,142
New York Life Global Funding U.S. SOFR Index + 0.67%, 5.0181% 4/2/2027 (b)(c)(d)(e)	3,000,000	3,010,956
New York Life Global Funding U.S. SOFR Index + 0.7%, 5.0889% 6/13/2025 (b)(c)(d)	1,400,000	1,401,739
Pacific Life Global Funding II U.S. SOFR Averages Index + 0.86%, 5.2453% 6/16/2025 (b)(c)(d)	1,000,000	1,001,696
Pacific Life Global Funding II U.S. SOFR Averages Index + 1.05%, 5.4028% 7/28/2026 (b)(c)(d)	1,400,000	1,412,586
Pacific Life Global Funding II U.S. SOFR Index + 0.6%, 4.9532% 1/27/2028 (b)(c)(d)	2,000,000	2,005,540
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 5.037% 6/4/2026 (b)(c)(d)	3,560,000	3,569,767
Pacific Life Global Funding II U.S. SOFR Index + 0.85%, 5.1953% 2/5/2027 (b)(c)(d)	400,000	402,522
Principal Life Global Funding II U.S. SOFR Index + 0.9%, 5.23% 8/28/2025 (b)(c)(d)	1,100,000	1,102,666
Protective Life Global Funding U.S. SOFR Index + 0.98%, 5.3384% 3/28/2025 (b)(c)(d)	200,000	200,118
		29,865,971
TOTAL FINANCIALS		248,760,957

Health Care - 1.1%
Health Care Providers & Services - 0.5%
HCA Inc U.S. SOFR Index + 0.87%, 5.2099% 3/1/2028 (b)(c)	2,000,000	2,009,220
UnitedHealth Group Inc U.S. SOFR Index + 0.5%, 4.8434% 7/15/2026 (b)(c)	1,800,000	1,806,012
		3,815,232
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.833% 2/20/2026 (b)(c)	2,225,000	2,232,295
Roche Holdings Inc U.S. SOFR Index + 0.56%, 4.9652% 3/10/2025 (b)(c)(d)	1,400,000	1,400,133
Roche Holdings Inc U.S. SOFR Index + 0.74%, 5.0799% 11/13/2026 (b)(c)(d)	500,000	503,782
		4,136,210
TOTAL HEALTH CARE		7,951,442

Industrials - 2.5%
Aerospace & Defense - 0.5%
GE Aerospace CME Term SOFR 3 month Index + 0.6416%, 4.9447% 5/5/2026 (b)(c)	3,680,000	3,696,708
Machinery - 2.0%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.455%, 4.7987% 8/11/2025 (b)(c)	1,600,000	1,601,988
Caterpillar Financial Services Corp U.S. SOFR Index + 0.46%, 4.7903% 2/27/2026 (b)(c)	500,000	501,511
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.8593% 5/14/2027 (b)(c)	500,000	502,021
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.9089% 6/13/2025 (b)(c)	6,960,000	6,966,979
Caterpillar Financial Services Corp U.S. SOFR Index + 0.56%, 4.9002% 11/15/2027 (b)(c)	3,000,000	3,015,447
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0341% 10/16/2026 (b)(c)(e)	2,000,000	2,013,565
		14,601,511
TOTAL INDUSTRIALS		18,298,219

Information Technology - 0.2%
Software - 0.2%
Oracle Corp U.S. SOFR Index + 0.76%, 5.1114% 8/3/2028 (b)(c)	1,500,000	1,508,336
Real Estate - 0.5%
Specialized REITs - 0.5%
Public Storage Operating Co U.S. SOFR Averages Index + 0.6%, 4.9532% 7/25/2025 (b)(c)	900,000	901,080
Public Storage Operating Co U.S. SOFR Averages Index + 0.7%, 5.0441% 4/16/2027 (b)(c)	2,500,000	2,513,300
		3,414,380
Utilities - 0.7%
Electric Utilities - 0.7%
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.76%, 5.1125% 1/29/2026 (b)(c)	2,200,000	2,208,866
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.8%, 5.1506% 2/4/2028 (b)(c)	2,300,000	2,310,659
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 5.2252% 6/10/2026 (b)(c)	800,000	805,198
		5,324,723
TOTAL UNITED STATES		327,499,679
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $638,698,777)		640,801,898

U.S. Treasury Obligations - 12.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 1.875% 2/15/2032	2.92 to 4.60	3,300,000	2,855,352
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.90	12,550,000	11,450,404
US Treasury Notes 2.875% 5/15/2032	2.67 to 4.84	1,860,000	1,717,013
US Treasury Notes 3.375% 5/15/2033	3.80 to 4.50	7,060,000	6,682,180
US Treasury Notes 3.5% 2/15/2033	3.90 to 4.57	13,120,000	12,555,738
US Treasury Notes 3.875% 8/15/2033	3.92 to 4.91	4,840,000	4,741,498
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.37	10,300,000	10,042,853
US Treasury Notes 4% 2/15/2034	3.84 to 4.69	10,860,000	10,711,948
US Treasury Notes 4.125% 11/15/2032	3.49 to 4.83	800,000	800,156
US Treasury Notes 4.25% 11/15/2034	4.20 to 4.62	13,110,000	13,161,211
US Treasury Notes 4.375% 5/15/2034	3.62 to 4.59	8,900,000	9,025,852
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.50	5,700,000	5,836,043
TOTAL U.S. TREASURY OBLIGATIONS (Cost $89,010,190)			89,580,248

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.35	31,731,300	31,737,647
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	6,162,721	6,163,336
TOTAL MONEY MARKET FUNDS (Cost $37,900,983)			37,900,983

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $765,609,950)	768,283,129
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(27,121,967)
NET ASSETS - 100.0%	741,161,162

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $212,118,664 or 28.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,538,540	209,343,146	193,144,039	316,316	-	-	31,737,647	31,731,300	0.1%
Fidelity Securities Lending Cash Central Fund	-	15,404,510	9,241,174	1,755	-	-	6,163,336	6,162,721	0.0%
Total	15,538,540	224,747,656	202,385,213	318,071	-	-	37,900,983	37,894,021

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Non-Convertible Corporate Bonds
Consumer Discretionary	62,773,216	-	62,773,216	-
Consumer Staples	6,221,690	-	6,221,690	-
Financials	532,797,001	-	532,797,001	-
Health Care	7,951,442	-	7,951,442	-
Industrials	19,604,838	-	19,604,838	-
Information Technology	1,508,336	-	1,508,336	-
Materials	1,206,272	-	1,206,272	-
Real Estate	3,414,380	-	3,414,380	-
Utilities	5,324,723	-	5,324,723	-

U.S. Treasury Obligations	89,580,248	-	89,580,248	-

Money Market Funds	37,900,983	37,900,983	-	-
Total Investments in Securities:	768,283,129	37,900,983	730,382,146	-
Fidelity® Low Duration Bond Factor ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,014,349) - See accompanying schedule:
Unaffiliated issuers (cost $727,708,967)	$730,382,146
Fidelity Central Funds (cost $37,900,983)	37,900,983

Total Investment in Securities (cost $765,609,950)		$768,283,129
Cash		589,862
Foreign currency held at value (cost $12)		12
Receivable for investments sold		15,263,895
Receivable for fund shares sold		5,011,268
Interest receivable		4,897,947
Distributions receivable from Fidelity Central Funds		59,919
Total assets		794,106,032
Liabilities
Payable for investments purchased	$43,732,231
Distributions payable	2,959,300
Accrued management fee	90,001
Collateral on securities loaned	6,163,338
Total liabilities		52,944,870
Net Assets		$741,161,162
Net Assets consist of:
Paid in capital		$743,592,512
Total accumulated earnings (loss)		(2,431,350)
Net Assets		$741,161,162
Net Asset Value, offering price and redemption price per share ($741,161,162 ÷ 14,800,000 shares)		$50.08
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$16,016,729
Income from Fidelity Central Funds (including $1,755 from security lending)		318,071
Total income		16,334,800
Expenses
Management fee	$469,605
Independent trustees' fees and expenses	798
Total expenses before reductions	470,403
Expense reductions	(4,428)
Total expenses after reductions		465,975
Net Investment income (loss)		15,868,825
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(237,445)
Total net realized gain (loss)		(237,445)
Change in net unrealized appreciation (depreciation) on investment securities		507,166
Net gain (loss)		269,721
Net increase (decrease) in net assets resulting from operations		$16,138,546
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,868,825	$21,988,464
Net realized gain (loss)	(237,445)	(1,655,926)
Change in net unrealized appreciation (depreciation)	507,166	4,378,731
Net increase (decrease) in net assets resulting from operations	16,138,546	24,711,269
Distributions to shareholders	(16,088,500)	(21,969,275)

Share transactions
Proceeds from sales of shares	212,856,615	313,301,417
Cost of shares redeemed	(11,287,363)	(11,215,717)

Net increase (decrease) in net assets resulting from share transactions	201,569,252	302,085,700
Total increase (decrease) in net assets	201,619,298	304,827,694

Net Assets
Beginning of period	539,541,864	234,714,170
End of period	$741,161,162	$539,541,864

Other Information
Shares
Sold	4,250,000	6,275,000
Redeemed	(225,000)	(225,000)
Net increase (decrease)	4,025,000	6,050,000

Financial Highlights
Fidelity® Low Duration Bond Factor ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$50.07	$49.67	$49.64	$50.91	$50.99	$50.71
Income from Investment Operations
Net investment income (loss) A,B	1.270	2.861	2.344	.495	.275	.913
Net realized and unrealized gain (loss)	.007	.350	.015	(1.278)	(.085)	.325
Total from investment operations	1.277	3.211	2.359	(.783)	.190	1.238
Distributions from net investment income	(1.267)	(2.811)	(2.329)	(.487)	(.270)	(.958)
Total distributions	(1.267)	(2.811)	(2.329)	(.487)	(.270)	(.958)
Net asset value, end of period	$50.08	$50.07	$49.67	$49.64	$50.91	$50.99
Total Return C,D,E	2.59%	6.63%	4.87%	(1.53)%	.36%	2.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.15% H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.15 % H	.15%	.15%	.15%	.15%	.15%
Expenses net of all reductions	.15% H	.15%	.15%	.15%	.15%	.15%
Net investment income (loss)	5.13% H	5.75%	4.72%	.99%	.54%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$741,161	$539,542	$234,714	$207,252	$235,442	$191,216
Portfolio turnover rate I	32 % H,J	38% J	47%	45%	40%	43% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Tactical Bond ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	98,965	95,254
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	110,001	104,522
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		199,776
UNITED STATES - 0.9%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (b)	42,825	38,757
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	116,250	113,973
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	24,938	25,474
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	24,938	25,341
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	24,938	24,821
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	24,938	25,003
TOTAL UNITED STATES		253,369
TOTAL ASSET-BACKED SECURITIES (Cost $422,503)		453,145

Bank Loan Obligations - 1.2%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6455% 9/13/2029 (c)(d)(e)(f)	113	112
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (c)(d)(e)	1,000	896
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (c)(d)(e)	1,000	867
TOTAL FRANCE		1,763
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/12/2026 (c)(d)(e)	3,000	2,956
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (c)(d)(e)	18,252	18,349
TOTAL UNITED KINGDOM		21,305
UNITED STATES - 1.1%
Consumer Discretionary - 0.5%
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (c)(d)(e)	8,980	8,263
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (c)(d)(e)	22,798	19,708
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (c)(e)	4,275	3,975
		23,683
Hotels, Restaurants & Leisure - 0.2%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (c)(d)(e)	2,156	2,166
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (c)(d)(e)	8,995	8,631
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/28/2032 (c)(d)(e)	5,000	4,954
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/31/2031 (c)(d)(e)	5,000	4,900
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (c)(d)(e)	13,894	13,401
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (c)(d)(e)	997	970
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (c)(d)(e)	6,984	6,740
		41,762
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (c)(d)(e)	12,999	12,326
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 10/30/2027 (c)(d)(e)	4,984	4,940
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 10/30/2027 (c)(d)(e)	4,987	4,963
		22,229
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 6/6/2031 (c)(d)(e)	9,836	9,571
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (c)(d)(e)	5,975	5,608
		15,179
TOTAL CONSUMER DISCRETIONARY		111,116

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (c)(d)(e)	4,000	3,982
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (c)(d)(e)(g)	15,000	13,875
Financials - 0.0%
Financial Services - 0.0%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (c)(d)(e)	5,000	5,001
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/31/2028 (c)(d)(e)	6,000	5,861
TOTAL FINANCIALS		10,862

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (c)(d)(e)	2,723	2,551
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (c)(d)(e)	4,975	3,959
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (c)(d)(e)	6,024	5,901
		12,411
Health Care Technology - 0.0%
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (c)(d)(e)(g)	5,000	4,931
Pharmaceuticals - 0.0%
Bausch Health Cos Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/27/2027 (c)(d)(e)(g)	1,000	994
TOTAL HEALTH CARE		18,336

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Stonepeak Nile Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (c)(d)(e)(g)	5,000	4,983
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (c)(d)(e)	7,977	7,731
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (c)(d)(e)	4,987	4,421
		12,152
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (c)(d)(e)	1,812	1,803
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (c)(d)(e)	10,987	10,617
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 6/2/2028 (c)(d)(e)	992	987
		11,604
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8021% 1/29/2028 (c)(d)(e)	8,000	7,600
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5518% 1/29/2031 (c)(d)(e)	1,000	950
		8,550
TOTAL INDUSTRIALS		39,092

Information Technology - 0.2%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan 9.5738% 12/17/2029 (c)(e)	5,000	5,108
IT Services - 0.1%
Constant Contact Inc term loan CME Term SOFR 3 month Index + 7.5%, 0% 2/10/2029 (c)(d)(e)(g)	1,000	822
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (c)(d)(e)	5,987	5,533
X Corp 1LN, term loan 9.5% 10/29/2029 (c)	6,000	6,126
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9788% 10/26/2029 (c)(d)(e)	6,000	5,983
		18,464
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1738% 12/10/2029 (c)(d)(e)	2,351	2,346
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 10/16/2026 (c)(d)(e)	10,000	9,689
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3238% 2/19/2029 (c)(d)(e)	4,000	3,213
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.6455% 9/13/2029 (c)(d)(e)(f)	4,837	4,837
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (c)(d)(e)	5,000	4,929
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4132% 6/4/2029 (c)(d)(e)	8,000	7,878
		32,892
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (c)(d)(e)	10,000	9,800
TOTAL INFORMATION TECHNOLOGY		66,264

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (c)(d)(e)	990	879
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (c)(d)(e)(h)	311	313
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (c)(d)(e)	291	293
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (c)(d)(e)	6,995	6,706
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8613% 3/15/2030 (c)(d)(e)	706	684
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (c)(d)(e)	12,816	12,421
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1086% 11/24/2031 (c)(d)(e)	11,000	10,876
		32,172
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/13/2032 (c)(d)(e)(g)	5,000	4,991
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (c)(d)(e)	2,992	2,977
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (c)(d)(e)	11,977	11,827
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/27/2028 (c)(d)(e)(g)	5,000	4,988
		24,783
TOTAL UNITED STATES		320,482
TOTAL BANK LOAN OBLIGATIONS (Cost $343,736)		343,662

Commercial Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6242% 2/15/2039 (b)(d)(e)	70,000	69,869
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6019% 4/15/2037 (b)(d)(e)	84,000	84,026
BX Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.8103% 2/15/2035 (b)(d)(e)	83,000	82,793
BX Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 6.0603% 2/15/2035 (b)(d)(e)	54,000	53,865
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(d)(e)	42,526	42,713
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(d)(e)	80,000	80,350
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	100,000	82,050
TOTAL UNITED STATES		495,666
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $492,998)		495,666

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (i)	272	2,720
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)	444	5,550
Cano Health LLC warrants (f)(j)	14	57
		5,607
TOTAL UNITED STATES		8,327
TOTAL COMMON STOCKS (Cost $11,324)		8,327

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	19,463	24,219
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc 1.25% 6/1/2030 (b)	6,000	5,586
ON Semiconductor Corp 0% 5/1/2027 (k)	7,000	7,823
Wolfspeed Inc 1.875% 12/1/2029	17,000	6,426
		19,835
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (b)(k)	9,000	8,438
TOTAL INFORMATION TECHNOLOGY		28,273

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	9,000	8,438
Redfin Corp 0.5% 4/1/2027	14,000	11,130
		19,568
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	3,000	3,117
Independent Power and Renewable Electricity Producers - 0.0%
XPLR Infrastructure LP 0% 11/15/2025 (b)(l)	1,000	949
XPLR Infrastructure LP 2.5% 6/15/2026 (b)	4,000	3,778
		4,727
TOTAL UTILITIES		7,844

TOTAL UNITED STATES		79,904
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $80,486)		79,904

Foreign Government and Government Agency Obligations - 3.5%
		Principal Amount (a)	Value ($)
BRAZIL - 0.9%
Brazilian Federative Republic 10% 1/1/2027	BRL	400,000	62,920
Brazilian Federative Republic 10% 1/1/2033	BRL	400,000	52,718
Federative Republic of Brazil 5.625% 2/21/2047		200,000	163,400
TOTAL BRAZIL			279,038
COLOMBIA - 0.7%
Colombian Republic 8% 11/14/2035		200,000	204,500
DOMINICAN REPUBLIC - 0.8%
Dominican Republic 4.875% 9/23/2032 (b)		260,000	237,250
JAPAN - 1.1%
Japan Government 0.1% 12/20/2025	JPY	47,900,000	317,059
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,063,903)			1,037,847

Municipal Securities - 0.7%
	Principal Amount (a)	Value ($)
Illinois - 0.7%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025 (Cost $192,574)	200,000	194,684

Non-Convertible Corporate Bonds - 32.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 8% 11/1/2027 (b)		9,000	9,096
Mineral Resources Ltd 9.25% 10/1/2028 (b)		5,000	5,174

TOTAL AUSTRALIA			14,270
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)		6,000	5,816
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (b)		6,000	6,054
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		2,974	3,167
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (b)		9,000	8,798
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(e)		8,227	8,108
			16,906
TOTAL BRAZIL			26,127
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (b)		7,000	7,000
CANADA - 0.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (e)		3,000	3,013
Rogers Communications Inc 7.125% 4/15/2055 (e)		3,000	3,018
			6,031
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		43,000	39,211
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)		5,000	5,002
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		5,000	5,084
			49,297
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (b)		1,000	855
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Baytex Energy Corp 7.375% 3/15/2032 (b)		5,000	4,888
Parkland Corp 4.5% 10/1/2029 (b)		2,000	1,894
Parkland Corp 4.625% 5/1/2030 (b)		10,000	9,387
Parkland Corp 6.625% 8/15/2032 (b)		5,000	5,044
Vermilion Energy Inc 7.25% 2/15/2033 (b)		5,000	4,863
			26,076
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (b)		7,000	7,026
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 7% 6/1/2032 (b)		5,000	5,069
Bombardier Inc 7.25% 7/1/2031 (b)		5,000	5,116
Bombardier Inc 8.75% 11/15/2030 (b)		5,000	5,354
			15,539
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (b)		2,000	2,053
Garda World Security Corp 8.375% 11/15/2032 (b)		5,000	5,139
Wrangler Holdco Corp 6.625% 4/1/2032 (b)		5,000	5,120
			12,312
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (b)		34,000	31,263
Materials - 0.3%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027		41,000	40,362
Methanex Corp 5.65% 12/1/2044		4,000	3,477
NOVA Chemicals Corp 4.25% 5/15/2029 (b)		10,000	9,493
NOVA Chemicals Corp 5.25% 6/1/2027 (b)		5,000	4,973
NOVA Chemicals Corp 7% 12/1/2031 (b)		5,000	5,175
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		4,000	4,243
NOVA Chemicals Corp 9% 2/15/2030 (b)		5,000	5,400
			73,123
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		3,000	2,967
TOTAL MATERIALS			76,090

TOTAL CANADA			224,489
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		12,000	11,453
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		18,000	9,180
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		12,000	11,107
			20,287
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		11,000	9,614
TOTAL COLOMBIA			29,901
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (b)		10,000	10,063
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (b)		8,000	8,215
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (b)		2,000	1,894
TOTAL FINLAND			10,109
FRANCE - 1.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 7/15/2029 (b)		42,000	32,584
Altice France SA 5.5% 1/15/2028 (b)		9,000	7,243
Altice France SA 5.5% 10/15/2029 (b)		35,000	27,340
Iliad Holding SASU 7% 4/15/2032 (b)		15,000	15,148
Iliad Holding SASU 8.5% 4/15/2031 (b)		2,000	2,130
			84,445
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (b)		8,000	8,364
Viridien 8.75% 4/1/2027 (b)		8,000	8,165
			16,529
Financials - 0.7%
Banks - 0.7%
BNP Paribas SA 0.5% 1/19/2030 (e)(m)	EUR	100,000	93,991
BPCE SA 4.25% 7/16/2035 (e)(m)	EUR	100,000	105,922
			199,913
TOTAL FRANCE			300,887
GERMANY - 2.1%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
ZF Finance GmbH 2% 5/6/2027 (m)	EUR	100,000	99,237
ZF North America Capital Inc 4.75% 4/29/2025 (b)		6,000	5,992
ZF North America Capital Inc 6.75% 4/23/2030 (b)		5,000	4,919
ZF North America Capital Inc 6.875% 4/23/2032 (b)		5,000	4,831
ZF North America Capital Inc 7.125% 4/14/2030 (b)		5,000	5,006
			119,985
Financials - 0.5%
Financial Services - 0.5%
KfW 0.375% 4/23/2030 (m)	EUR	160,000	149,861
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer AG 4.625% 5/26/2033 (m)	EUR	55,000	60,495
Industrials - 0.0%
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (b)		5,000	5,035
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)		4,000	3,960
			8,995
Utilities - 1.0%
Electric Utilities - 1.0%
Amprion GmbH 3.625% 5/21/2031 (m)	EUR	100,000	106,401
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (e)(m)	EUR	100,000	96,085
EnBW International Finance BV 3.75% 11/20/2035 (m)	EUR	50,000	52,661
			255,147
TOTAL GERMANY			594,483
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		3,000	2,866
Kosmos Energy Ltd 7.75% 5/1/2027 (b)		2,000	1,940
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		1,000	955
Tullow Oil PLC 10.25% 5/15/2026 (b)		12,000	10,715

TOTAL GHANA			16,476
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)		5,000	5,137
GUATEMALA - 1.0%
Communication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		215,000	191,791
Millicom International Cellular SA 7.375% 4/2/2032 (b)		100,000	101,725

TOTAL GUATEMALA			293,516
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		4,000	3,684
IRELAND - 0.6%
Financials - 0.6%
Banks - 0.4%
AIB Group PLC 2.875% 5/30/2031 (e)(m)	EUR	100,000	103,290
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		20,000	19,825
GGAM Finance Ltd 6.875% 4/15/2029 (b)		5,000	5,106
GGAM Finance Ltd 7.75% 5/15/2026 (b)		10,000	10,142
GGAM Finance Ltd 8% 2/15/2027 (b)		8,000	8,275
GGAM Finance Ltd 8% 6/15/2028 (b)		2,000	2,113
TrueNoord Capital DAC 8.75% 3/1/2030 (b)		10,000	10,229
			55,690
Industrials - 0.0%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (b)(e)		5,000	5,009
TOTAL IRELAND			163,989
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(m)		1,000	990
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(m)		4,000	3,820
Energean Israel Finance Ltd 5.875% 3/30/2031 (b)(m)		1,000	923
Energean PLC 6.5% 4/30/2027 (b)		5,000	4,983

TOTAL ISRAEL			10,716
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
UniCredit SpA 5.459% 6/30/2035 (b)(e)		3,000	2,944
UniCredit SpA 5.861% 6/19/2032 (b)(e)		3,000	3,016

TOTAL ITALY			5,960
LUXEMBOURG - 1.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (b)		22,000	17,257
Altice France Holding SA 6% 2/15/2028 (b)		9,000	2,772
			20,029
Financials - 0.4%
Financial Services - 0.4%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (m)	EUR	100,000	111,701
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		5,000	4,727
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)		3,000	2,742
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (m)	EUR	100,000	96,968
Logicor Financing Sarl 0.875% 1/14/2031 (m)	EUR	100,000	89,182
			186,150
TOTAL LUXEMBOURG			325,349
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (b)		3,000	3,003
MEXICO - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleos Mexicanos 6.5% 3/13/2027		9,000	8,816
Petroleos Mexicanos 7.69% 1/23/2050		525,000	396,585

TOTAL MEXICO			405,401
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (b)		6,000	6,002
Materials - 0.1%
Containers & Packaging - 0.1%
Trivium Packaging Finance BV 5.5% 8/15/2026 (b)		6,000	5,956
Trivium Packaging Finance BV 8.5% 8/15/2027 (b)		5,000	4,993
			10,949
TOTAL NETHERLANDS			16,951
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (b)		2,000	1,960
IHS Holding Ltd 6.25% 11/29/2028 (b)		7,000	6,777
IHS Holding Ltd 8.25% 11/29/2031 (b)		11,000	10,954

TOTAL NIGERIA			19,691
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		5,000	5,111
TGS ASA 8.5% 1/15/2030 (b)		4,000	4,164

TOTAL NORWAY			9,275
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		11,000	10,726
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (b)		7,000	5,979
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		15,000	13,181
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		3,000	2,836
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		7,000	6,602
TOTAL SPAIN			9,438
SWITZERLAND - 0.8%
Financials - 0.7%
Capital Markets - 0.4%
UBS Group AG 2.125% 11/15/2029 (e)(m)	GBP	100,000	113,961
Insurance - 0.3%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (e)(m)	EUR	100,000	101,552
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (b)		12,000	10,828
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)		5,000	4,946
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		4,000	3,999
			19,773
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		7,000	7,123
Consolidated Energy Finance SA 5.625% 10/15/2028 (b)		1,000	869
			7,992
TOTAL SWITZERLAND			243,278
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)		25,000	25,359
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		3,000	2,960
UNITED KINGDOM - 2.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (b)		3,000	2,750
Virgin Media Finance PLC 5% 7/15/2030 (b)		2,000	1,736
			4,486
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (b)		42,000	37,354
TOTAL COMMUNICATION SERVICES			41,840

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		5,000	5,223
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		6,000	6,311
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (b)		5,000	5,229
			16,763
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		7,000	7,000
Hotels, Restaurants & Leisure - 0.0%
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (b)		2,000	1,969
TOTAL CONSUMER DISCRETIONARY			25,732

Consumer Staples - 0.4%
Tobacco - 0.4%
BAT International Finance PLC 4.125% 4/12/2032 (m)	EUR	100,000	107,318
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (b)		7,000	7,850
Harbour Energy PLC 5.5% 10/15/2026 (b)		2,000	1,998
			9,848
Financials - 0.8%
Banks - 0.8%
Barclays PLC 5.262% 1/29/2034 (e)(m)	EUR	100,000	115,297
HSBC Holdings PLC 3% 7/22/2028 (e)	GBP	100,000	120,193
			235,490
Industrials - 0.9%
Commercial Services & Supplies - 0.0%
OT Midco Ltd 10% 2/15/2030 (b)		10,000	9,290
Ground Transportation - 0.4%
Mobico Group PLC 3.625% 11/20/2028 (m)(n)	GBP	100,000	116,496
Transportation Infrastructure - 0.5%
Heathrow Funding Ltd 6% 3/5/2032 (m)	GBP	100,000	126,761
TOTAL INDUSTRIALS			252,547

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (b)		2,000	2,115
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		5,000	4,957
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (b)		10,000	10,038
			14,995
Water Utilities - 0.5%
Anglian Water Services Financing PLC 6.293% 7/30/2030 (m)	GBP	25,000	32,533
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (m)	GBP	100,000	117,490
			150,023
TOTAL UTILITIES			165,018

TOTAL UNITED KINGDOM			839,908
UNITED STATES - 20.2%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.1%
Consolidated Communications Inc 5% 10/1/2028 (b)		2,000	1,909
Level 3 Financing Inc 10% 10/15/2032 (b)		1,000	1,001
Level 3 Financing Inc 10.5% 5/15/2030 (b)		26,000	28,308
Level 3 Financing Inc 11% 11/15/2029 (b)		358	406
Level 3 Financing Inc 3.625% 1/15/2029 (b)		5,000	3,899
Level 3 Financing Inc 3.75% 7/15/2029 (b)		1,000	770
Level 3 Financing Inc 3.875% 10/15/2030 (b)		7,000	5,479
Level 3 Financing Inc 4% 4/15/2031 (b)		3,000	2,333
Level 3 Financing Inc 4.25% 7/1/2028 (b)		2,000	1,780
Level 3 Financing Inc 4.5% 4/1/2030 (b)		1,000	825
Level 3 Financing Inc 4.875% 6/15/2029 (b)		1,000	865
Lumen Technologies Inc 4.5% 1/15/2029 (b)		1,000	827
			48,402
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (b)		5,000	5,062
Media - 2.4%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)		8,000	7,577
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (b)		5,000	4,322
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)		2,000	1,830
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)(o)		85,000	76,372
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		440,000	284,751
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)		3,000	2,659
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)		5,000	5,106
CSC Holdings LLC 3.375% 2/15/2031 (b)		22,000	15,641
CSC Holdings LLC 4.5% 11/15/2031 (b)		2,000	1,465
CSC Holdings LLC 4.625% 12/1/2030 (b)		22,000	11,678
CSC Holdings LLC 5.5% 4/15/2027 (b)		16,000	14,849
DISH DBS Corp 5.125% 6/1/2029		15,000	10,120
DISH DBS Corp 7.375% 7/1/2028		3,000	2,223
EchoStar Corp 10.75% 11/30/2029		69,897	74,954
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)		8,783	8,225
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (b)		5,000	5,253
Sirius XM Radio LLC 3.875% 9/1/2031 (b)		15,000	13,010
Sirius XM Radio LLC 4.125% 7/1/2030 (b)		90,000	80,833
Univision Communications Inc 4.5% 5/1/2029 (b)		12,000	10,828
Univision Communications Inc 8% 8/15/2028 (b)		6,000	6,095
Univision Communications Inc 8.5% 7/31/2031 (b)		22,000	21,932
Warnermedia Holdings Inc 5.141% 3/15/2052		50,000	38,592
			698,315
TOTAL COMMUNICATION SERVICES			751,779

Consumer Discretionary - 1.5%
Automobile Components - 0.1%
Adient Global Holdings Ltd 7.5% 2/15/2033 (b)		6,000	6,000
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)		5,000	5,116
Patrick Industries Inc 6.375% 11/1/2032 (b)		5,000	4,969
			16,085
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(d)(e)		6,000	6,030
Broadline Retail - 0.0%
CMG Media Corp 8.875% 6/18/2029 (b)		3,000	2,505
Kohl's Corp 4.25% 7/17/2025		4,000	3,965
Wayfair LLC 7.25% 10/31/2029 (b)(o)		8,000	8,125
			14,595
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		4,000	4,230
Diversified Consumer Services - 0.2%
Service Corp International/US 5.125% 6/1/2029		6,000	5,898
Service Corp International/US 5.75% 10/15/2032		5,000	4,960
Sotheby's 7.375% 10/15/2027 (b)		10,000	9,911
StoneMor Inc 8.5% 5/15/2029 (b)		9,000	8,236
TKC Holdings Inc 10.5% 5/15/2029 (b)		7,000	7,153
TKC Holdings Inc 6.875% 5/15/2028 (b)		5,000	5,013
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		10,000	9,973
			51,144
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment Inc 6% 10/15/2032 (b)		5,000	4,875
Caesars Entertainment Inc 8.125% 7/1/2027 (b)		6,000	6,058
Carnival Corp 5.75% 3/15/2030 (b)		10,000	10,032
Carnival Corp 6.125% 2/15/2033 (b)		15,000	15,098
ClubCorp Holdings Inc 8.5% 9/15/2025 (b)		6,000	5,881
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (b)		2,000	1,891
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		11,000	10,229
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		4,000	3,544
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		20,000	20,046
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (b)		5,000	5,076
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)		5,000	5,057
Life Time Inc 6% 11/15/2031 (b)		10,000	10,037
Lindblad Expeditions LLC 6.75% 2/15/2027 (b)		1,000	1,003
MGM Resorts International 6.5% 4/15/2032 (o)		5,000	5,038
Mohegan Tribal Gaming Authority 8% 2/1/2026 (b)		8,000	7,923
NCL Corp Ltd 6.75% 2/1/2032 (b)		5,000	5,107
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		5,000	4,974
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		5,000	5,056
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		2,000	2,040
Station Casinos LLC 4.5% 2/15/2028 (b)		4,000	3,864
Station Casinos LLC 6.625% 3/15/2032 (b)		5,000	5,046
Viking Cruises Ltd 9.125% 7/15/2031 (b)		5,000	5,426
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (b)		41,000	40,671
Yum! Brands Inc 4.625% 1/31/2032		5,000	4,702
			188,674
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		3,000	2,783
Beazer Homes USA Inc 7.5% 3/15/2031 (b)		5,000	5,006
Landsea Homes Corp 8.875% 4/1/2029 (b)		2,000	1,990
LGI Homes Inc 4% 7/15/2029 (b)		2,000	1,812
LGI Homes Inc 7% 11/15/2032 (b)		5,000	4,960
LGI Homes Inc 8.75% 12/15/2028 (b)		4,000	4,227
Newell Brands Inc 6.375% 5/15/2030		5,000	4,985
Newell Brands Inc 6.625% 5/15/2032		5,000	4,973
Newell Brands Inc 6.875% 4/1/2036 (n)		5,000	4,988
Newell Brands Inc 7% 4/1/2046 (n)(o)		5,000	4,520
TopBuild Corp 4.125% 2/15/2032 (b)		2,000	1,806
			42,050
Specialty Retail - 0.4%
Carvana Co 14% 6/1/2031 pay-in-kind (b)(e)		45,017	51,171
Carvana Co 4.875% 9/1/2029 (b)		1,000	865
Carvana Co 5.625% 10/1/2025 (b)		10,000	9,925
Carvana Co 9% 12/1/2028 pay-in-kind (b)(e)		960	994
Champions Financing Inc 8.75% 2/15/2029 (b)		12,000	11,095
LBM Acquisition LLC 6.25% 1/15/2029 (b)		7,000	6,443
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		5,000	5,073
Staples Inc 10.75% 9/1/2029 (b)		7,000	6,685
Staples Inc 12.75% 1/15/2030 (b)		6,150	4,451
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		5,000	5,173
			101,875
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (b)		2,000	1,783
Tapestry Inc 3.05% 3/15/2032		10,000	8,725
Wolverine World Wide Inc 4% 8/15/2029 (b)		4,000	3,453
			13,961
TOTAL CONSUMER DISCRETIONARY			438,644

Consumer Staples - 0.6%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (b)		7,000	6,973
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		42,000	38,825
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		3,000	2,896
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)(p)		5,000	5,062
C&S Group Enterprises LLC 5% 12/15/2028 (b)		9,000	7,551
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		8,000	8,320
Performance Food Group Inc 5.5% 10/15/2027 (b)		6,000	5,973
Performance Food Group Inc 6.125% 9/15/2032 (b)		5,000	5,025
US Foods Inc 5.75% 4/15/2033 (b)		5,000	4,917
US Foods Inc 6.875% 9/15/2028 (b)		5,000	5,182
Walgreen Co 4.4% 9/15/2042		1,000	704
Walgreens Boots Alliance Inc 4.1% 4/15/2050		3,000	2,126
			86,581
Food Products - 0.3%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(e)		3,000	3,291
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		5,000	5,162
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		5,000	5,274
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		20,000	18,362
Post Holdings Inc 4.625% 4/15/2030 (b)		42,000	39,388
Post Holdings Inc 6.25% 10/15/2034 (b)		5,000	4,971
Post Holdings Inc 6.25% 2/15/2032 (b)		5,000	5,038
Post Holdings Inc 6.375% 3/1/2033 (b)		5,000	4,985
			86,471
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)		3,000	3,025
TOTAL CONSUMER STAPLES			183,050

Energy - 3.3%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)		4,000	4,049
Nabors Industries Inc 8.875% 8/15/2031 (b)		5,000	4,501
Nabors Industries Inc 9.125% 1/31/2030 (b)		5,000	5,084
Nabors Industries Ltd 7.5% 1/15/2028 (b)		6,000	5,697
Star Holding LLC 8.75% 8/1/2031 (b)		4,000	3,862
Transocean Inc 8% 2/1/2027 (b)		9,000	8,996
Transocean Inc 8.25% 5/15/2029 (b)		5,000	4,947
Transocean Inc 8.5% 5/15/2031 (b)		20,000	19,750
Transocean Poseidon Ltd 6.875% 2/1/2027 (b)		1,050	1,048
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		2,000	2,010
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)		5,000	5,139
Valaris Ltd 8.375% 4/30/2030 (b)		5,000	5,065
			70,148
Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		4,000	3,937
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (b)		5,000	5,158
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (b)		1,000	1,045
California Resources Corp 8.25% 6/15/2029 (b)		26,000	26,745
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (b)		1,000	959
Cheniere Energy Partners LP 5.75% 8/15/2034		5,000	5,118
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		6,000	6,000
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		5,000	5,158
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		27,000	25,155
CNX Resources Corp 7.25% 3/1/2032 (b)		5,000	5,121
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)		2,000	2,085
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)		6,000	6,267
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)		2,000	2,130
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)		2,000	2,166
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)		2,000	2,203
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,000	952
Comstock Resources Inc 6.75% 3/1/2029 (b)		27,000	26,545
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		10,000	10,652
CVR CHC LP 5.75% 2/15/2028 (b)		11,000	10,437
CVR CHC LP 8.5% 1/15/2029 (b)		2,000	1,973
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)		9,000	9,126
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)		26,000	27,256
DT Midstream Inc 5.8% 12/15/2034 (b)		2,000	2,035
Expand Energy Corp 4.75% 2/1/2032		5,000	4,744
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		9,000	9,090
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		33,000	33,204
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		5,000	5,209
Harvest Midstream I LP 7.5% 5/15/2032 (b)		5,000	5,241
Harvest Midstream I LP 7.5% 9/1/2028 (b)		10,000	10,212
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		42,000	39,621
Hess Midstream Operations LP 5.875% 3/1/2028 (b)		10,000	10,073
Hess Midstream Operations LP 6.5% 6/1/2029 (b)		5,000	5,106
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)		5,000	5,210
Kinder Morgan Inc 3.6% 2/15/2051		200,000	140,383
Kinetik Holdings LP 5.875% 6/15/2030 (b)		5,000	4,990
Kinetik Holdings LP 6.625% 12/15/2028 (b)		5,000	5,115
Matador Resources Co 6.25% 4/15/2033 (b)		5,000	4,913
Matador Resources Co 6.5% 4/15/2032 (b)		5,000	5,000
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		6,000	6,030
MPLX LP 5% 3/1/2033		50,000	49,089
MPLX LP 5.65% 3/1/2053		50,000	47,705
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		5,000	5,207
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (o)		3,000	2,898
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		17,000	16,290
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		1,000	995
Permian Resources Operating LLC 6.25% 2/1/2033 (b)		5,000	5,025
Permian Resources Operating LLC 7% 1/15/2032 (b)		5,000	5,137
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		2,000	2,095
SM Energy Co 6.75% 8/1/2029 (b)		5,000	5,009
SM Energy Co 7% 8/1/2032 (b)		5,000	5,002
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		42,000	40,186
Sunoco LP 7% 5/1/2029 (b)		5,000	5,181
Sunoco LP 7.25% 5/1/2032 (b)		5,000	5,218
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		10,000	9,705
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		52,000	50,205
Talos Production Inc 9% 2/1/2029 (b)		3,000	3,102
Targa Resources Corp 4.2% 2/1/2033		160,000	148,322
TransMontaigne Partners LLC 8.5% 6/15/2030 (b)		5,000	5,072
			893,807
TOTAL ENERGY			963,955

Financials - 2.6%
Banks - 0.3%
Bank of America Corp 2.299% 7/21/2032 (e)		90,000	76,887
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (b)		4,000	3,880
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)		5,000	5,210
Western Alliance Bancorp 3% 6/15/2031 (e)		10,000	9,375
			95,352
Capital Markets - 0.2%
Coinbase Global Inc 3.625% 10/1/2031 (b)		5,000	4,335
Hightower Holding LLC 6.75% 4/15/2029 (b)		2,000	1,946
Hightower Holding LLC 9.125% 1/31/2030 (b)		5,000	5,256
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		2,000	1,892
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)		11,000	11,044
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (b)		5,000	5,187
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)		1,000	955
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		34,000	34,056
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)		5,000	5,168
			69,839
Consumer Finance - 1.4%
Ally Financial Inc 6.646% 1/17/2040 (e)		4,000	3,974
Ally Financial Inc 6.7% 2/14/2033		2,000	2,067
Capital One Financial Corp 5.468% 2/1/2029 (e)		9,000	9,172
Capital One Financial Corp 5.817% 2/1/2034 (e)		15,000	15,345
Capital One Financial Corp 7.624% 10/30/2031 (e)		11,000	12,317
Encore Capital Group Inc 8.5% 5/15/2030 (b)		26,000	27,361
Encore Capital Group Inc 9.25% 4/1/2029 (b)		3,000	3,193
Ford Motor Credit Co LLC 3.375% 11/13/2025		200,000	197,388
Ford Motor Credit Co LLC 5.8% 3/8/2029		50,000	50,064
Navient Corp 4.875% 3/15/2028		1,000	969
Navient Corp 5% 3/15/2027		1,000	984
Navient Corp 5.625% 8/1/2033		1,000	893
OneMain Finance Corp 3.5% 1/15/2027		4,000	3,859
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,096
OneMain Finance Corp 7.125% 11/15/2031		10,000	10,291
OneMain Finance Corp 7.5% 5/15/2031		20,000	20,842
PRA Group Inc 8.875% 1/31/2030 (b)		11,000	11,580
RFNA LP 7.875% 2/15/2030 (b)		5,000	5,094
SLM Corp 6.5% 1/31/2030		8,000	8,220
			388,709
Financial Services - 0.4%
Azorra Finance Ltd 7.75% 4/15/2030 (b)		4,000	4,069
Block Inc 3.5% 6/1/2031		5,000	4,439
Block Inc 6.5% 5/15/2032 (b)		10,000	10,204
Boost Newco Borrower LLC 7.5% 1/15/2031 (b)		5,000	5,230
Clue Opco LLC 9.5% 10/15/2031 (b)		3,000	3,093
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		2,000	2,032
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		26,000	25,275
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		5,000	4,913
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		5,000	5,097
NCR Atleos Corp 9.5% 4/1/2029 (b)		3,000	3,275
NFE Financing LLC 12% 11/15/2029 (b)		6,468	6,392
PennyMac Financial Services Inc 6.875% 2/15/2033 (b)		6,000	6,001
Saks Global Enterprises LLC 11% 12/15/2029 (b)		4,000	3,693
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)(o)		5,000	5,095
UWM Holdings LLC 6.625% 2/1/2030 (b)		5,000	5,042
WEX Inc 6.5% 3/15/2033 (b)		10,000	10,012
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)		20,000	20,676
			124,538
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		5,000	5,162
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		5,000	5,184
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (b)		5,000	5,239
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		6,000	5,788
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)		5,000	5,012
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (b)		5,000	5,103
AmWINS Group Inc 6.375% 2/15/2029 (b)		5,000	5,057
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		6,000	6,033
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		5,000	5,145
			47,723
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Rithm Capital Corp 6.25% 10/15/2025 (b)		1,000	999
Rithm Capital Corp 8% 4/1/2029 (b)		5,000	5,075
Starwood Property Trust Inc 3.625% 7/15/2026 (b)		1,000	972
Starwood Property Trust Inc 4.75% 3/15/2025		1,000	999
Starwood Property Trust Inc 6% 4/15/2030 (b)		5,000	4,964
Starwood Property Trust Inc 6.5% 7/1/2030 (b)		5,000	5,073
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		10,000	10,400
			28,482
TOTAL FINANCIALS			754,643

Health Care - 2.9%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (b)		3,000	2,409
Health Care Equipment & Supplies - 0.2%
AdaptHealth LLC 5.125% 3/1/2030 (b)		7,000	6,509
Avantor Funding Inc 4.625% 7/15/2028 (b)		2,000	1,936
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		35,000	35,523
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)		3,000	3,086
			47,054
Health Care Providers & Services - 2.4%
Centene Corp 2.625% 8/1/2031		50,000	42,128
Centene Corp 4.625% 12/15/2029		80,000	76,838
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		111,000	90,157
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		10,000	6,523
CVS Health Corp 6.75% 12/10/2054 (e)		7,000	7,000
CVS Health Corp 7% 3/10/2055 (e)		10,000	10,090
DaVita Inc 4.625% 6/1/2030 (b)		43,000	39,882
DaVita Inc 6.875% 9/1/2032 (b)		5,000	5,079
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		3,000	2,891
LifePoint Health Inc 10% 6/1/2032 (b)		4,000	3,908
ModivCare Inc 5% 10/1/2029 (b)		2,000	725
Molina Healthcare Inc 6.25% 1/15/2033 (b)		10,000	9,882
Pediatrix Medical Group Inc 5.375% 2/15/2030 (b)		4,000	3,872
Prime Healthcare Foundation Inc 7% 12/1/2027		150,000	153,883
Prime Healthcare Services Inc 9.375% 9/1/2029 (b)		5,000	4,734
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(e)		7,526	7,488
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(e)		1,048	993
Select Medical Corp 6.25% 12/1/2032 (b)		5,000	4,975
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)		2,000	2,001
Tenet Healthcare Corp 6.125% 6/15/2030		40,000	40,070
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		200,000	195,256
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		7,000	7,156
			715,531
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (b)		1,000	994
Pharmaceuticals - 0.3%
Bausch Health Americas Inc 8.5% 1/31/2027 (b)		1,000	969
Bausch Health Americas Inc 9.25% 4/1/2026 (b)		5,000	4,975
Bausch Health Cos Inc 11% 9/30/2028 (b)		4,000	4,050
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		5,000	4,338
Bausch Health Cos Inc 5.25% 1/30/2030 (b)		4,000	2,582
Bausch Health Cos Inc 5.5% 11/1/2025 (b)		41,000	40,898
Bausch Health Cos Inc 5.75% 8/15/2027 (b)		8,000	7,610
Bausch Health Cos Inc 9% 12/15/2025 (b)		8,000	7,960
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		7,000	6,659
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)(o)		5,000	4,556
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (b)(o)		4,000	4,056
			88,653
TOTAL HEALTH CARE			854,641

Industrials - 2.4%
Aerospace & Defense - 0.8%
Boeing Co 6.259% 5/1/2027		2,000	2,055
Boeing Co 6.298% 5/1/2029		3,000	3,143
Boeing Co 6.388% 5/1/2031		2,000	2,131
Boeing Co 6.528% 5/1/2034		3,000	3,214
Boeing Co 6.858% 5/1/2054		154,000	169,659
Boeing Co 7.008% 5/1/2064		4,000	4,431
Goat Holdco LLC 6.75% 2/1/2032 (b)		5,000	4,998
OneSky Flight LLC 8.875% 12/15/2029 (b)		4,000	4,152
Spirit AeroSystems Inc 9.75% 11/15/2030 (b)		5,000	5,536
TransDigm Inc 6% 1/15/2033 (b)		10,000	9,900
TransDigm Inc 6.375% 3/1/2029 (b)		5,000	5,066
TransDigm Inc 7.125% 12/1/2031 (b)		35,000	36,090
			250,375
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (b)(o)		26,000	26,712
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (b)		5,000	5,139
			31,851
Building Products - 0.3%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)(o)		26,000	26,335
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(e)		2,000	1,966
Builders FirstSource Inc 6.375% 3/1/2034 (b)		5,000	5,061
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (b)		27,000	27,315
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)		5,000	5,108
Masterbrand Inc 7% 7/15/2032 (b)		2,000	2,036
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		2,000	2,038
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (b)		10,000	9,770
Standard Building Solutions Inc 6.5% 8/15/2032 (b)		5,000	5,064
			84,693
Commercial Services & Supplies - 0.7%
ADT Security Corp/The 4.125% 8/1/2029 (b)(o)		42,000	39,658
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (b)		33,000	33,216
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)		9,000	9,281
Artera Services LLC 8.5% 2/15/2031 (b)		50,000	50,047
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		20,000	20,369
Clean Harbors Inc 6.375% 2/1/2031 (b)(o)		2,000	2,028
CoreCivic Inc 4.75% 10/15/2027		10,000	9,734
CoreCivic Inc 8.25% 4/15/2029		5,000	5,300
GEO Group Inc/The 10.25% 4/15/2031		9,000	9,861
GEO Group Inc/The 8.625% 4/15/2029		5,000	5,293
GFL Environmental Inc 3.5% 9/1/2028 (b)		2,000	1,882
GFL Environmental Inc 6.75% 1/15/2031 (b)		5,000	5,185
Neptune Bidco US Inc 9.29% 4/15/2029 (b)(o)		12,000	10,740
Reworld Holding Corp 4.875% 12/1/2029 (b)		7,000	6,596
Waste Pro USA Inc 7% 2/1/2033 (b)		5,000	5,062
Williams Scotsman Inc 6.625% 6/15/2029 (b)		5,000	5,093
			219,345
Construction & Engineering - 0.1%
Amsted Industries Inc 6.375% 3/15/2033 (b)(p)		6,000	6,017
Pike Corp 5.5% 9/1/2028 (b)		7,000	6,849
Pike Corp 8.625% 1/31/2031 (b)		5,000	5,373
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)		8,000	8,090
			26,329
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (b)		5,000	4,649
WESCO Distribution Inc 6.375% 3/15/2033 (b)		10,000	10,093
			14,742
Ground Transportation - 0.1%
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)		10,000	10,082
XPO Inc 6.25% 6/1/2028 (b)		5,000	5,057
			15,139
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (b)		1,000	998
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (b)		5,000	5,189
			6,187
Machinery - 0.0%
Mueller Water Products Inc 4% 6/15/2029 (b)		2,000	1,880
Passenger Airlines - 0.1%
American Airlines Inc 7.25% 2/15/2028 (b)(o)		5,000	5,112
American Airlines Inc 8.5% 5/15/2029 (b)		5,000	5,269
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)		5,000	5,293
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		2,000	1,730
			17,404
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (b)		5,000	5,103
TriNet Group Inc 7.125% 8/15/2031 (b)		5,000	5,119
			10,222
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (b)		3,000	3,086
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (b)		5,000	5,116
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		5,000	5,267
Foundation Building Materials Inc 6% 3/1/2029 (b)		3,000	2,655
United Rentals North America Inc 6.125% 3/15/2034 (b)		5,000	5,056
			21,180
TOTAL INDUSTRIALS			699,347

Information Technology - 0.7%
Communications Equipment - 0.1%
CommScope LLC 4.75% 9/1/2029 (b)		11,000	9,895
Viasat Inc 5.625% 9/15/2025 (b)		8,000	7,943
Viasat Inc 6.5% 7/15/2028 (b)		3,000	2,595
Viasat Inc 7.5% 5/30/2031 (b)		4,000	2,997
			23,430
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		5,000	4,824
Insight Enterprises Inc 6.625% 5/15/2032 (b)		5,000	5,089
Lightning Power LLC 7.25% 8/15/2032 (b)		5,000	5,197
TTM Technologies Inc 4% 3/1/2029 (b)		4,000	3,747
			18,857
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		14,000	12,879
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)		3,000	2,978
Ahead DB Holdings LLC 6.625% 5/1/2028 (b)		3,000	2,965
ASGN Inc 4.625% 5/15/2028 (b)		11,000	10,548
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (b)		5,000	5,035
			34,405
Semiconductors & Semiconductor Equipment - 0.2%
Entegris Inc 4.375% 4/15/2028 (b)		42,000	40,474
Wolfspeed Inc 7.9583% 6/23/2030 (b)(f)(h)(n)		5,006	4,875
			45,349
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (b)		7,000	6,885
Cloud Software Group Inc 8.25% 6/30/2032 (b)		5,000	5,185
Cloud Software Group Inc 9% 9/30/2029 (b)		42,000	42,925
Gen Digital Inc 6.25% 4/1/2033 (b)		5,000	5,006
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (b)		3,000	3,025
McAfee Corp 7.375% 2/15/2030 (b)		3,000	2,923
UKG Inc 6.875% 2/1/2031 (b)		5,000	5,132
			71,081
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 5.75% 12/1/2034		5,000	4,912
Seagate HDD Cayman 8.25% 12/15/2029		5,000	5,354
Western Digital Corp 2.85% 2/1/2029		6,000	5,463
Western Digital Corp 3.1% 2/1/2032		2,000	1,709
Western Digital Corp 4.75% 2/15/2026		1,000	989
			18,427
TOTAL INFORMATION TECHNOLOGY			211,549

Materials - 1.1%
Chemicals - 0.6%
Chemours Co/The 5.375% 5/15/2027		1,000	983
Chemours Co/The 5.75% 11/15/2028 (b)		44,000	41,743
GPD Cos Inc 10.125% 4/1/2026 (b)		8,000	7,428
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(e)		13,940	12,496
Mativ Holdings Inc 8% 10/1/2029 (b)		4,000	3,704
Methanex US Operations Inc 6.25% 3/15/2032 (b)		5,000	5,011
Olin Corp 5% 2/1/2030		41,000	39,022
Olin Corp 6.625% 4/1/2033 (b)(p)		10,000	10,000
Olympus Water US Holding Corp 6.25% 10/1/2029 (b)		5,000	4,758
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		2,000	1,928
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)		6,000	5,944
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		4,000	3,964
Tronox Inc 4.625% 3/15/2029 (b)(o)		10,000	8,949
WR Grace Holdings LLC 4.875% 6/15/2027 (b)		8,000	7,798
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		1,000	1,019
			154,747
Construction Materials - 0.1%
Quikrete Holdings Inc 6.375% 3/1/2032 (b)		25,000	25,363
Quikrete Holdings Inc 6.75% 3/1/2033 (b)		9,000	9,136
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		5,000	5,369
			39,868
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		17,000	14,845
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		2,000	1,990
Berry Global Inc 4.5% 2/15/2026 (b)		5,000	4,958
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)		5,000	5,050
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)		5,000	5,094
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		6,000	6,091
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		2,000	1,987
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		5,000	5,072
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		5,000	5,076
Sealed Air Corp 6.5% 7/15/2032 (b)		5,000	5,124
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (b)		5,000	5,222
			60,509
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		9,000	9,372
ATI Inc 7.25% 8/15/2030 (o)		5,000	5,199
Cleveland-Cliffs Inc 6.875% 11/1/2029 (b)(o)		5,000	5,026
Cleveland-Cliffs Inc 7% 3/15/2032 (b)		10,000	10,042
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)(o)		5,000	5,021
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)		10,000	10,153
Kaiser Aluminum Corp 4.5% 6/1/2031 (b)(o)		5,000	4,550
Novelis Corp 3.875% 8/15/2031 (b)		3,000	2,639
Novelis Inc 6.875% 1/30/2030 (b)		7,000	7,156
Vibrantz Technologies Inc 9% 2/15/2030 (b)		9,000	8,119
			67,277
TOTAL MATERIALS			322,401

Real Estate - 0.8%
Diversified REITs - 0.5%
Piedmont Operating Partnership LP 6.875% 7/15/2029		55,000	57,081
Piedmont Operating Partnership LP 9.25% 7/20/2028		15,000	16,571
Safehold GL Holdings LLC 2.8% 6/15/2031		7,000	6,150
Safehold GL Holdings LLC 2.85% 1/15/2032		4,000	3,456
Safehold GL Holdings LLC 5.65% 1/15/2035		2,000	1,996
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		51,000	45,865
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		10,000	10,678
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		2,000	1,858
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (b)		3,000	2,824
			146,479
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		12,000	8,229
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		5,000	5,130
Omega Healthcare Investors Inc 3.25% 4/15/2033		9,000	7,722
			21,081
Office REITs - 0.1%
Highwoods Realty LP 7.65% 2/1/2034		31,000	34,922
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)		10,000	9,236
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (b)		2,000	1,585
Brandywine Operating Partnership LP 8.875% 4/12/2029		7,000	7,501
Howard Hughes Corp/The 4.375% 2/1/2031 (b)		1,000	892
Kennedy-Wilson Inc 4.75% 2/1/2030 (o)		5,000	4,573
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		2,000	1,943
			25,730
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030 (o)		2,000	2,017
TOTAL REAL ESTATE			230,229

Utilities - 1.8%
Electric Utilities - 1.7%
DPL Inc 4.125% 7/1/2025		4,000	3,974
DPL Inc 4.35% 4/15/2029		360,000	340,649
Edison International 7.875% 6/15/2054 (e)(o)		6,000	5,849
Edison International 8.125% 6/15/2053 (e)		5,000	4,926
NRG Energy Inc 5.25% 6/15/2029 (b)		7,000	6,860
NRG Energy Inc 5.75% 7/15/2029 (b)		25,000	24,685
NRG Energy Inc 6% 2/1/2033 (b)		5,000	4,943
NRG Energy Inc 6.25% 11/1/2034 (b)		5,000	5,017
PG&E Corp 5% 7/1/2028		6,000	5,845
PG&E Corp 5.25% 7/1/2030		15,000	14,399
PG&E Corp 7.375% 3/15/2055 (e)		17,000	16,801
Vistra Operations Co LLC 5% 7/31/2027 (b)		41,000	40,505
Vistra Operations Co LLC 6.875% 4/15/2032 (b)		5,000	5,160
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		5,000	5,279
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (b)(o)		2,000	1,911
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)(o)		10,000	9,933
			496,736
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 6.95% 7/15/2055 (e)		9,000	8,725
Alpha Generation LLC 6.75% 10/15/2032 (b)		3,000	3,042
Calpine Corp 4.625% 2/1/2029 (b)		2,000	1,916
Calpine Corp 5.125% 3/15/2028 (b)		3,000	2,956
Sunnova Energy Corp 5.875% 9/1/2026 (b)		15,000	11,306
			27,945
TOTAL UTILITIES			524,681

TOTAL UNITED STATES			5,934,919
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.875% 10/15/2027 (b)		42,000	42,105
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,481,988)			9,641,599

Preferred Securities - 3.2%
		Principal Amount (a)	Value ($)
CANADA - 2.5%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Enbridge Inc 5.75% 7/15/2080 (e)		250,000	245,509
Financials - 1.7%
Banks - 1.7%
Bank of Nova Scotia/The 4.9% (e)(q)		150,000	151,144
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.1986% (d)(e)(q)		325,000	325,834
			476,978
TOTAL CANADA			722,487
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volkswagen International Finance NV 3.875% (e)(m)(q)	EUR	100,000	101,501
UNITED STATES - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC 6.125% (e)(q)		5,000	5,035
Energy Transfer LP 6.625% (e)(q)		12,000	11,959
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (d)(e)(q)		9,000	9,019
			26,013
Financials - 0.3%
Banks - 0.1%
Citigroup Inc 6.75% (e)(q)		5,000	5,018
Citigroup Inc 6.95% (e)(q)		5,000	5,053
Citigroup Inc 7.125% (e)(q)		5,000	5,120
JPMorgan Chase & Co 6.5% (e)(q)		5,000	5,139
			20,330
Capital Markets - 0.1%
Goldman Sachs Group Inc/The 6.125% (e)(q)		2,000	2,032
Goldman Sachs Group Inc/The 6.85% (e)(q)		20,000	20,543
			22,575
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (e)(q)		3,000	2,728
Ally Financial Inc 4.7% (e)(q)		29,000	28,130
Discover Financial Services 5.5% (e)(q)		2,000	1,990
			32,848
Insurance - 0.0%
Alliant Holdings LP 10.5% (e)(f)(q)		2,056	2,074
TOTAL FINANCIALS			77,827

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (e)(q)		6,000	5,806
Air Lease Corp 6% (e)(q)		5,000	4,966
Aircastle Ltd 5.25% (b)(e)(q)		7,000	7,054
			17,826
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (e)(q)		2,000	1,875
TOTAL UNITED STATES			123,541
TOTAL PREFERRED SECURITIES (Cost $920,296)			947,529

U.S. Treasury Obligations - 52.3%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	1,574,000	1,348,967
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	370,000	346,976
US Treasury Bonds 4.25% 8/15/2054	4.34 to 4.80	823,000	790,852
US Treasury Bonds 4.375% 2/15/2038	3.61	70,000	70,776
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.60	50,000	49,322
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	867,000	849,355
US Treasury Notes 4% 2/15/2034	3.83 to 4.57	71,000	70,032
US Treasury Notes 4.125% 11/15/2032	3.45 to 3.95	1,090,000	1,090,213
US Treasury Notes 4.125% 7/31/2031	3.59 to 4.38	1,140,000	1,142,220
US Treasury Notes 4.375% 5/15/2034	3.74 to 4.53	8,938,000	9,064,390
US Treasury Notes 4.5% 12/31/2031	4.70	400,000	409,500
US Treasury Notes 4.625% 4/30/2029	4.72	30,000	30,704
US Treasury Notes 4.75% 2/15/2045	4.54	45,000	46,364
US Treasury Notes 4.875% 10/31/2028 (s)	4.52 to 4.65	115,000	118,396
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,761,575)			15,428,067

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.35	684,029	684,166
Fidelity Securities Lending Cash Central Fund (t)(u)	4.35	166,578	166,595
TOTAL MONEY MARKET FUNDS (Cost $850,761)			850,761

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,622,144)	29,481,191
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,970
NET ASSETS - 100.0%	29,483,161

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	1	Jun 2025	206,969	1,240	1,240
CBOT 5 Year US Treasury Notes Contracts (United States)	3	Jun 2025	323,813	4,825	4,825
CBOT US Treasury Long Term Note Contracts (United States)	1	Jun 2025	118,094	3,639	3,639
TME 10YR Bond Contracts (Canada)	1	Jun 2025	86,242	1,105	1,105

TOTAL PURCHASED					10,809

Sold

Interest Rate Contracts
ICE GILT Index Contrats (United Kingdom)	1	Jun 2025	117,526	(1,261)	(1,261)

TOTAL FUTURES CONTRACTS					9,548
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	5,000	USD	5,270	JPMorgan Chase Bank NA	4/10/25	(73)
USD	1,389	CAD	2,000	Bank of America NA	3/04/25	6
USD	696	CAD	1,000	Brown Brothers Harriman & Co	4/10/25	4
USD	1,398	CAD	2,000	Citibank NA	4/10/25	13
USD	1,397	CAD	2,000	Citibank NA	4/10/25	12
USD	8,330	EUR	8,000	Bank of America NA	4/10/25	15
USD	10,421	EUR	10,000	Bank of America NA	4/10/25	27
USD	1,025	EUR	1,000	Brown Brothers Harriman & Co	4/10/25	(15)
USD	848,687	EUR	813,000	Citibank NA	4/10/25	3,664
USD	8,252	EUR	8,000	HSBC BANK USA	4/10/25	(63)
USD	726,520	EUR	703,000	JPMorgan Chase Bank NA	4/10/25	(4,170)
USD	30,257	EUR	29,000	Morgan Stanley Capital Services LLC	4/10/25	115
USD	524,240	GBP	419,000	BNP Paribas SA	4/10/25	(2,773)
USD	4,991	GBP	4,000	Bank of America NA	4/10/25	(40)
USD	1,231	GBP	1,000	Bank of America NA	4/10/25	(27)
USD	7,445	GBP	6,000	Bank of America NA	4/10/25	(102)
USD	4,874	GBP	4,000	Canadian Imperial Bank of Commerce	4/10/25	(157)
USD	109,723	GBP	90,000	JPMorgan Chase Bank NA	4/10/25	(3,478)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(7,042)
Unrealized Appreciation						3,856
Unrealized Depreciation						(10,898)

Currency Abbreviations
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,460,903 or 18.5% of net assets.

(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Level 3 security
(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,567 and $3,481, respectively.

(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $2,720 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Non-income producing
(k)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(l)	Principal Only Strips represent the right to receive the monthly principal payments.
(m)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,104,436 or 7.1% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security or a portion of the security is on loan at period end.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,591.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,217,768	4,508,854	5,042,456	34,743	-	-	684,166	684,029	0.0%
Fidelity Securities Lending Cash Central Fund	45,202	412,012	290,619	120	-	-	166,595	166,578	0.0%
Total	1,262,970	4,920,866	5,333,075	34,863	-	-	850,761	850,607

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	453,145	-	453,145	-

Bank Loan Obligations
Communication Services	4,719	-	4,719	-
Consumer Discretionary	111,116	-	111,116	-
Consumer Staples	3,982	-	3,982	-
Energy	32,224	-	32,224	-
Financials	10,862	-	10,862	-
Health Care	18,336	-	18,336	-
Industrials	39,092	-	39,092	-
Information Technology	66,376	-	61,427	4,949
Materials	32,172	-	32,172	-
Utilities	24,783	-	24,783	-

Commercial Mortgage Securities	495,666	-	495,666	-

Common Stocks
Energy	2,720	2,720	-	-
Health Care	5,607	-	-	5,607

Convertible Corporate Bonds
Communication Services	24,219	-	24,219	-
Information Technology	28,273	-	28,273	-
Real Estate	19,568	-	19,568	-
Utilities	7,844	-	7,844	-

Foreign Government and Government Agency Obligations	1,037,847	-	1,037,847	-

Municipal Securities
General Obligations	194,684	-	194,684	-

Non-Convertible Corporate Bonds
Communication Services	1,257,001	-	1,257,001	-
Consumer Discretionary	647,689	-	647,689	-
Consumer Staples	297,225	-	297,225	-
Energy	1,488,730	-	1,488,730	-
Financials	1,837,198	-	1,837,198	-
Health Care	924,998	-	924,998	-
Industrials	1,017,206	-	1,017,206	-
Information Technology	272,898	-	268,023	4,875
Materials	521,213	-	521,213	-
Real Estate	416,379	-	416,379	-
Utilities	961,062	-	961,062	-

Preferred Securities
Consumer Discretionary	101,501	-	101,501	-
Energy	271,522	-	271,522	-
Financials	554,805	-	552,731	2,074
Industrials	17,826	-	17,826	-
Utilities	1,875	-	1,875	-

U.S. Treasury Obligations	15,428,067	-	15,428,067	-

Money Market Funds	850,761	850,761	-	-
Total Investments in Securities:	29,481,191	853,481	28,610,205	17,505
Derivative Instruments:

Assets
Futures Contracts	10,809	10,809	-	-
Forward Foreign Currency Contracts	3,856	-	3,856	-
Total Assets	14,665	10,809	3,856	-

Liabilities
Futures Contracts	(1,261)	(1,261)	-	-
Forward Foreign Currency Contracts	(10,898)	-	(10,898)	-
Total Liabilities	(12,159)	(1,261)	(10,898)	-
Total Derivative Instruments:	2,506	9,548	(7,042)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	3,856	(10,898)
Total Foreign Exchange Risk	3,856	(10,898)
Interest Rate Risk
Futures Contracts (b)	10,809	(1,261)
Total Interest Rate Risk	10,809	(1,261)
Total Value of Derivatives	14,665	(12,159)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Tactical Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $161,697) - See accompanying schedule:
Unaffiliated issuers (cost $28,771,383)	$28,630,430
Fidelity Central Funds (cost $850,761)	850,761

Total Investment in Securities (cost $29,622,144)		$29,481,191
Cash		96,070
Foreign currency held at value (cost $24,173)		24,200
Receivable for investments sold		107,681
Unrealized appreciation on forward foreign currency contracts		3,856
Dividends receivable		271
Interest receivable		317,466
Distributions receivable from Fidelity Central Funds		2,726
Receivable for daily variation margin on futures contracts		1,909
Other receivables		79
Total assets		30,035,449
Liabilities
Payable for investments purchased
Regular delivery	$225,575
Delayed delivery	21,000
Unrealized depreciation on forward foreign currency contracts	10,898
Distributions payable	114,000
Accrued management fee	14,165
Other payables and accrued expenses	55
Collateral on securities loaned	166,595
Total liabilities		552,288
Net Assets		$29,483,161
Net Assets consist of:
Paid in capital		$30,026,997
Total accumulated earnings (loss)		(543,836)
Net Assets		$29,483,161
Net Asset Value, offering price and redemption price per share ($29,483,161 ÷ 600,000 shares)		$49.14
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$26,156
Interest		708,395
Income from Fidelity Central Funds (including $120 from security lending)		34,863
Total income		769,414
Expenses
Management fee	$83,039
Independent trustees' fees and expenses	38
Total expenses before reductions	83,077
Expense reductions	(1,408)
Total expenses after reductions		81,669
Net Investment income (loss)		687,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(220,245)
Redemptions in-kind	(67,477)
Forward foreign currency contracts	73,680
Foreign currency transactions	(1,189)
Futures contracts	(13,685)
Swaps	5,681
Total net realized gain (loss)		(223,235)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(185,473)
Forward foreign currency contracts	1,679
Assets and liabilities in foreign currencies	(569)
Futures contracts	13,259
Total change in net unrealized appreciation (depreciation)		(171,104)
Net gain (loss)		(394,339)
Net increase (decrease) in net assets resulting from operations		$293,406
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$687,745	$761,480
Net realized gain (loss)	(223,235)	(44,065)
Change in net unrealized appreciation (depreciation)	(171,104)	493,031
Net increase (decrease) in net assets resulting from operations	293,406	1,210,446
Distributions to shareholders	(700,850)	(771,900)

Share transactions
Proceeds from sales of shares	7,461,848	9,947,616
Cost of shares redeemed	(2,426,229)	-

Net increase (decrease) in net assets resulting from share transactions	5,035,619	9,947,616
Total increase (decrease) in net assets	4,628,175	10,386,162

Net Assets
Beginning of period	24,854,986	14,468,824
End of period	$29,483,161	$24,854,986

Other Information
Shares
Sold	150,000	200,000
Redeemed	(50,000)	-
Net increase (decrease)	100,000	200,000

Financial Highlights
Fidelity® Tactical Bond ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$49.71	$48.23	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.116	2.439	1.373
Net realized and unrealized gain (loss)	(.569)	1.506	(1.782)
Total from investment operations	.547	3.945	(.409)
Distributions from net investment income	(1.117)	(2.465)	(1.361)
Total distributions	(1.117)	(2.465)	(1.361)
Net asset value, end of period	$49.14	$49.71	$48.23
Total Return D,E,F	1.13%	8.46%	(.82)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.56% I,J	.55%	.55% I
Expenses net of fee waivers, if any	.56 % I,J	.55%	.55% I
Expenses net of all reductions	.55% I,J	.54%	.54% I
Net investment income (loss)	4.60% I	5.06%	4.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$29,483	$24,855	$14,469
Portfolio turnover rate K	50 % I,L	37% L	46% I

AFor the period January 24, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Total Bond ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 6.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/19/2037 (b)(c)(d)	9,116,000	9,174,470
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6432% 10/20/2037 (b)(c)(d)	7,309,000	7,337,315
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.8403% 4/23/2037 (b)(c)(d)	12,500,000	12,575,800
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 7/18/2037 (b)(c)(d)	11,695,000	11,751,908
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	177,365
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8032% 7/20/2037 (b)(c)(d)	4,765,000	4,780,891
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/21/2037 (b)(c)(d)	36,000,000	36,232,237
TOTAL BAILIWICK OF JERSEY		82,029,986
BERMUDA - 0.1%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.6511% 1/15/2037 (b)(c)(d)	13,500,000	13,573,008
RRAM Series 2024-24A Class A1B2, CME Term SOFR 3 month Index + 1.55%, 5.8911% 1/15/2037 (b)(c)(d)	5,809,000	5,810,522
TOTAL BERMUDA		19,383,530
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	867,185	879,864
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	2,011,412	2,034,852
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (c)	3,907,808	3,925,648
TOTAL CANADA		6,840,364
GRAND CAYMAN (UK OVERSEAS TER) - 2.7%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (b)(c)(d)	200,000	202,650
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.7001% 7/22/2037 (b)(c)(d)	3,380,000	3,391,448
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6429% 7/17/2037 (b)(c)(d)	6,610,000	6,639,745
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5448% 4/20/2034 (b)(c)(d)	2,407,000	2,411,299
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8076% 4/16/2037 (b)(c)(d)	5,649,000	5,685,086
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 7/20/2034 (b)(c)(d)	1,078,000	1,078,918
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7332% 7/21/2037 (b)(c)(d)	9,588,000	9,614,904
Allegro Clo Xiv Ltd / Allegro Clo Xiv LLC Series 2021-2A Class A1, CME Term SOFR 3 month Index + 1.4216%, 5.7236% 10/15/2034 (b)(c)(d)	5,069,000	5,071,818
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (b)(c)(d)	300,000	300,146
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.572% 10/15/2032 (b)(c)(d)	6,504,850	6,509,495
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5917% 4/25/2034 (b)(c)(d)	1,292,000	1,292,646
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	102,998
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.672% 10/15/2037 (b)(c)(d)	991,000	995,425
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.632% 1/15/2035 (b)(c)(d)	2,223,000	2,227,904
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6336% 4/15/2034 (b)(c)(d)	5,656,000	5,661,656
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.562% 1/15/2038 (b)(c)(d)	987,000	993,180
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0432% 1/20/2037 (b)(c)(d)	5,942,000	5,980,011
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6632% 10/20/2037 (b)(c)(d)	3,378,000	3,393,201
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5817% 4/25/2034 (b)(c)(d)	1,547,000	1,548,875
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3218% 3/30/2038 (b)(c)(d)	250,000	250,000
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.552% 7/15/2039 (b)(c)(d)	250,000	255,328
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6029% 1/17/2035 (b)(c)(d)	20,400,000	20,459,711
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 2.75% 4/22/2038 (b)(c)(d)(e)	300,000	300,000
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.802% 7/15/2037 (b)(c)(d)	250,000	253,412
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (b)(c)(d)	100,000	103,034
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.5536% 4/15/2029 (b)(c)(d)	137,571	137,716
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6032% 1/20/2038 (b)(c)(d)	8,057,000	8,128,860
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7101% 7/25/2037 (b)(c)(d)	7,985,000	8,032,191
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1501% 4/25/2037 (b)(c)(d)	250,000	256,384
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	153,859
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 10/25/2034 (b)(c)(d)	8,301,000	8,301,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 1.2% 1/25/2038 (b)(c)(d)	10,104,000	10,104,000
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1432% 7/20/2036 (b)(c)(d)	2,472,000	2,479,678
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/20/2037 (b)(c)(d)	23,985,000	24,031,723
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	19,638,000	19,657,638
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	200,000	200,962
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 1% 4/18/2035 (b)(c)(d)	12,630,000	12,630,000
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7248% 10/20/2034 (b)(c)(d)	6,850,000	6,860,631
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6645% 7/17/2034 (b)(c)(d)	19,209,000	19,209,000
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5901% 4/20/2035 (b)(c)(d)	3,389,000	3,397,815
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.8232% 4/18/2037 (b)(c)(d)	6,020,000	6,044,899
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.682% 7/15/2037 (b)(c)(d)	6,356,000	6,385,466
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7135% 2/20/2035 (b)(c)(d)	2,292,000	2,292,458
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8329% 4/17/2037 (b)(c)(d)	6,856,000	6,883,240
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.8136% 1/15/2034 (b)(c)(d)	330,000	330,250
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.692% 10/15/2037 (b)(c)(d)	6,591,000	6,623,955
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.682% 10/15/2037 (b)(c)(d)	3,502,000	3,507,880
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.7019% 5/20/2036 (b)(c)(d)	9,380,000	9,405,092
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6532% 10/19/2037 (b)(c)(d)	6,387,000	6,435,356
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6646% 11/16/2034 (b)(c)(d)	870,748	875,475
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 6.0527% 10/18/2037 (b)(c)(d)	3,490,000	3,501,695
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	1,087,430	1,046,651
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6817% 10/22/2034 (b)(c)(d)	1,056,000	1,059,293
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	4,719,000	4,747,729
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.632% 4/15/2035 (b)(c)(d)	2,473,000	2,479,759
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8901% 1/22/2037 (b)(c)(d)	14,865,000	14,989,390
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 4/19/2034 (b)(c)(d)	7,200,000	7,214,998
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6517% 1/22/2035 (b)(c)(d)	1,719,000	1,723,952
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8101% 4/25/2037 (b)(c)(d)	5,962,000	6,004,277
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.382% 7/15/2034 (b)(c)(d)	2,347,000	2,347,925
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6948% 10/20/2034 (b)(c)(d)	348,000	348,174
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0901% 4/22/2036 (b)(c)(d)	1,513,000	1,514,823
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	2,070,000	2,083,287
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	6,529,000	6,570,374
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5748% 4/20/2034 (b)(c)(d)	1,238,000	1,240,613
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6917% 1/25/2035 (b)(c)(d)	1,275,000	1,277,570
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.652% 7/15/2037 (b)(c)(d)	2,907,000	2,921,965
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	10,132,000	10,168,252
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.542% 1/15/2038 (b)(c)(d)	10,826,000	10,892,407
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6248% 10/20/2030 (b)(c)(d)	652,641	654,534
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6932% 7/18/2038 (b)(c)(d)	5,981,000	6,018,650
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.7932% 4/20/2038 (b)(c)(d)	250,000	257,358
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6432% 7/20/2037 (b)(c)(d)	10,448,000	10,507,125
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (b)(c)(d)	200,000	203,930
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5801% 1/22/2038 (b)(c)(d)	11,834,000	11,905,335
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6232% 10/20/2037 (b)(c)(d)	7,020,000	7,060,505
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/20/2037 (b)(c)(d)	6,763,000	6,791,824
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9432% 4/20/2037 (b)(c)(d)	358,000	359,378
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.4619% 2/20/2038 (b)(c)(d)	8,493,000	8,497,247
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.8219% 2/20/2038 (b)(c)(d)	285,000	284,999
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	3,759,000	3,776,953
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	107,000	110,194
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (b)(c)(d)	500,000	511,084
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)	5,865,000	5,874,701
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	500,000	503,974
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 0.8% 2/15/2033 (b)(c)(d)(e)	12,526,000	12,526,000
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6974% 8/8/2032 (b)(c)(d)	250,000	250,660
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6848% 10/20/2034 (b)(c)(d)	1,494,000	1,497,251
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (c)	352,837	330,944
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6748% 4/20/2034 (b)(c)(d)	1,839,000	1,841,569
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.852% 4/15/2037 (b)(c)(d)	35,400,000	35,560,858
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	125,000	127,910
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.652% 10/15/2039 (b)(c)(d)	4,782,000	4,803,519
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.642% 1/15/2037 (b)(c)(d)	4,495,000	4,507,456
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6103% 4/23/2035 (b)(c)(d)	6,927,000	6,939,884
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	4,217,000	4,242,180
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	1,455,531	1,457,806
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (c)(d)	2,858,468	2,749,339
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	517,444	491,670
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0932% 1/20/2037 (b)(c)(d)	4,263,000	4,294,572
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.822% 4/15/2037 (b)(c)(d)	4,115,000	4,140,859
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	3,382,000	3,394,084
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		491,695,904
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	5,374,771	5,430,307
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7932% 4/18/2037 (b)(c)(d)	4,297,000	4,324,677
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)	1,450,000	1,450,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)	3,000,000	3,000,000
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8001% 7/27/2037 (b)(c)(d)	6,208,000	6,236,464
TOTAL MULTI-NATIONAL		15,011,141
UNITED STATES - 2.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	4,434,492	4,555,459
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	4,143,406	4,256,433
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)	6,720,000	6,854,400
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (c)	106,035	95,962
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (c)	12,922	12,534
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)	306,501	295,776
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)	220,258	133,310
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	771,892	730,532
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	1,937,534	1,789,986
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (c)	6,567,522	6,675,121
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)	1,400,000	1,411,272
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)	658,580	660,090
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6401% 7/20/2037 (b)(c)(d)	6,062,787	6,084,613
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	2,684,000	2,696,905
Aligned Data Centers Issuer LLC Series 2023-1A Class A2, 6% 8/17/2048 (c)	330,000	334,833
Aligned Data Centers Issuer LLC Series 2023-2A Class A2, 6.5% 11/16/2048 (c)	250,000	256,310
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)	9,359,000	9,486,282
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)	166,126	159,495
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)	81,504	72,940
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)	1,692,630	1,705,637
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (c)	17,000,000	17,041,958
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6936% 1/15/2035 (b)(c)(d)	1,493,000	1,497,088
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	1,713,983	1,587,403
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (c)(f)	101,317	101,129
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,024,912	1,030,549
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	996,000	1,008,803
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)	56,003	54,323
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)	832,074	778,011
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)	186,315	141,133
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (c)	119,524	115,664
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6101% 4/20/2035 (b)(c)(d)	1,985,000	1,986,294
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	492,544	488,185
Cldcd Series 2024-2A Class A2, 5.923% 11/22/2049 (c)	1,549,000	1,576,856
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	273,000	280,761
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	15,917,880	15,606,120
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (c)	1,510,110	1,476,909
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	22,446,968	19,569,247
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	3,218,873	3,075,066
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (c)	14,176,778	13,047,648
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (c)	5,465,000	5,527,491
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)	298,321	299,371
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	733,000	744,375
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)	1,700,000	1,704,546
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (c)	3,200,000	3,224,034
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (c)	3,509,020	3,449,154
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	22,853,700	22,581,954
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	8,282,880	7,852,516
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (c)	11,635,963	10,761,872
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	28,839,488	25,921,180
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.812% 7/15/2037 (b)(c)(d)	5,990,000	6,028,420
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	2,000,000	2,024,163
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	3,281,060	3,303,970
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.7719% 1/15/2038 (b)(c)(d)	10,452,000	10,504,260
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (c)	6,300,000	6,166,489
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)	15,689,000	15,949,437
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	772,000	774,744
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	8,295,000	8,359,678
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (c)	11,611,000	11,691,411
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (b)(c)(d)	250,000	254,614
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	10,517,000	10,542,178
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	8,464,000	8,512,008
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	2,174,113	2,122,123
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)	1,500,000	1,515,589
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (c)	11,375,100	11,280,289
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	8,860,000	9,013,161
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)	1,315,287	1,328,570
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	3,500,000	3,540,650
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (c)	10,800,000	10,445,646
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (c)	6,190,000	6,211,152
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)	1,245,617	1,266,854
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	2,243,900	2,110,673
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	1,646,443	1,596,540
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	1,144,633	1,066,989
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)	3,280,000	3,291,698
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.985% 7/25/2054 (b)(c)(d)	2,196,684	2,195,982
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (c)	250,000	242,796
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (c)	116,000	114,516
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (c)	262,000	260,856
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)	575,175	546,417
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)	148,089	134,760
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)	403,000	392,830
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)	308,000	285,906
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (c)	10,565,000	10,573,525
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	15,312,623	16,007,813
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	19,267,710	19,681,700
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	12,226,358	12,635,839
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	8,876,753	9,020,530
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	9,254,805	9,211,690
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	19,530,053	19,581,467
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (c)	950,000	996,706
T-Mobile US Trust Series 2025-1A Class A, 4.74% 11/20/2029 (c)	3,100,000	3,101,938
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (c)	1,215,625	1,219,371
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (c)	2,328,159	2,341,856
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)	587,921	589,272
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	1,911,475	1,903,566
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (c)	705,876	706,568
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (c)	350,000	363,186
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (c)	2,429,703	2,433,025
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (c)	1,500,000	1,540,107
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (c)	860,000	906,259
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (c)	5,976,000	5,978,866
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (c)	2,010,000	2,005,841
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	6,590,000	6,622,468
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)	1,769,586	1,830,895
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	949,000	955,880
TOTAL UNITED STATES		484,081,267
TOTAL ASSET-BACKED SECURITIES (Cost $1,097,102,768)		1,104,472,499

Bank Loan Obligations - 4.5%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0519% 8/1/2029 (b)(d)(g)	533,300	469,970
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 12/13/2029 (b)(d)(g)	804,099	803,873
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/22/2031 (b)(d)(g)	493,750	493,044
		1,296,917
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 9/23/2030 (b)(d)(g)	2,525,895	2,512,558
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 11/30/2029 (b)(d)(g)	879,071	879,845
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (b)(d)(g)	1,996,172	2,000,843
		5,393,246
TOTAL CONSUMER DISCRETIONARY		6,690,163

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2882% 6/27/2031 (b)(d)(g)	972,311	884,346
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8119% 9/18/2031 (b)(d)(g)	2,480,000	2,486,200
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5616% 3/15/2030 (b)(d)(g)	2,023,603	2,019,819
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0403% 12/6/2028 (b)(d)(g)	1,718,362	1,723,518
Health Care Technology - 0.0%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 11/3/2031 (b)(d)(g)	445,000	445,556
TOTAL HEALTH CARE		2,169,074

Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3373% 3/21/2031 (b)(d)(g)	337,450	338,506
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6455% 9/13/2029 (b)(d)(g)(h)	12,118	12,118
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 1/31/2030 (b)(d)(g)	2,218,628	2,215,855
		2,227,973
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2701% 5/27/2028 (b)(d)(g)	630,952	558,165
TOTAL CANADA		17,374,246
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3404% 2/4/2028 (b)(d)(g)	245,044	244,941
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (b)(d)(g)	5,676,334	5,084,349
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (b)(d)(g)	205,000	177,774
TOTAL FRANCE		5,262,123
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 7.7368% 4/30/2030 (b)(d)(g)	1,781,213	1,781,444
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2031 (b)(d)(g)(i)	630,000	623,700
TOTAL GERMANY		2,405,144
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8586% 10/18/2029 (b)(d)(g)	2,039,888	2,048,822
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4956% 1/9/2032 (b)(d)(g)	793,550	797,851
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (b)(d)(g)(h)	1,294	1,290
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.2933% 4/9/2026 (b)(d)(g)(k)	4,300	4,289
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (b)(d)(g)(h)	5,841	5,826
BYJUs Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(d)(g)(i)(j)	246,629	24,170

TOTAL INDIA		35,575
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.302% 10/31/2027 (b)(d)(g)	843,454	726,425
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chrysaor Bidco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7889% 10/30/2031 (b)(d)(g)	2,998,263	3,020,121
Chrysaor Bidco Sarl Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 3.5% 5/14/2031 (b)(d)(g)(k)	221,737	223,353
		3,243,474
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/7/2028 (b)(d)(g)	1,496,241	1,490,630
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 3/19/2031 (b)(d)(g)	193,538	195,230
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (b)(d)(g)	446,875	417,332
TOTAL LUXEMBOURG		6,073,091
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.005% 1/3/2028 (b)(d)(g)	3,000,306	2,997,636
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5529% 1/20/2032 (b)(d)(g)	6,590,766	6,541,336
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5531% 4/3/2028 (b)(d)(g)	936,722	939,944
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5539% 4/3/2028 (b)(d)(g)	113,852	114,421
		1,054,365
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 8/27/2028 (b)(d)(g)	1,468,132	1,174,505
TOTAL NETHERLANDS		11,767,842
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6707% 1/31/2028 (b)(d)(g)	2,500,000	2,489,575
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4263% 10/15/2029 (b)(d)(g)	2,000,000	1,959,380
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1763% 10/16/2028 (b)(d)(g)	595,000	513,931

TOTAL PUERTO RICO		4,962,886
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.49% 11/16/2028 (b)(d)(g)	1,135,716	1,135,716
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.74% 11/16/2028 (b)(d)(g)	406,925	407,771

TOTAL SWEDEN		1,543,487
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (b)(d)(g)	1,306,130	1,260,415
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/12/2026 (b)(d)(g)	525,000	517,257
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8238% 9/13/2029 (b)(d)(g)	281,963	245,149
		762,406
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5586% 12/2/2031 (b)(d)(g)	3,960,000	3,946,140
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4383% 7/21/2030 (b)(d)(g)	2,998,610	3,179,074
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 10/31/2029 (b)(d)(g)	2,906,784	2,909,052
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 11/25/2030 (b)(d)(g)	1,396,890	1,392,085
		7,480,211
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (b)(d)(g)	3,790,537	3,810,853
TOTAL UNITED KINGDOM		15,999,610
UNITED STATES - 4.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (b)(d)(g)	1,035,889	745,840
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5876% 12/24/2025 (b)(d)(g)(h)	29,197	28,613
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (b)(d)(g)	26,986	26,177
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 10/2/2027 (b)(d)(g)	985,000	980,203
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7923% 7/1/2031 (b)(d)(g)	1,645,875	1,651,356
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 4/17/2031 (b)(d)(g)	332,488	332,487
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3238% 6/1/2028 (b)(d)(g)	1,860,417	1,856,938
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7883% 4/16/2029 (b)(d)(g)	1,223,298	1,150,670
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7883% 4/15/2030 (b)(d)(g)	3,949,984	2,955,039
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4383% 3/9/2027 (b)(d)(g)	2,230,000	2,127,242
		11,854,565
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9383% 9/1/2027 (b)(d)(g)	606,651	571,011
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9383% 9/1/2027 (b)(d)(g)	1,745,000	1,632,011
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 8/30/2030 (b)(d)(g)	1,748,995	1,758,842
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6883% 8/5/2028 (b)(d)(g)	2,148,389	2,148,389
		6,110,253
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 7/8/2031 (b)(d)(g)	339,150	339,574
Media - 0.1%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8053% 10/28/2027 (b)(d)(g)	835,115	833,027
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7869% 10/30/2030 (b)(d)(g)	442,775	443,745
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5604% 12/15/2031 (b)(d)(g)	3,215,802	3,210,142
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (b)(d)(g)	115,614	108,807
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8119% 1/18/2028 (b)(d)(g)	389,157	381,861
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8086% 12/1/2028 (b)(d)(g)	4,927,954	4,952,594
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3185% 2/10/2031 (b)(d)(g)	1,125,759	1,126,885
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.5185% 12/31/2030 (b)(d)(g)	131,552	102,829
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 2/13/2030 (b)(d)(g)(i)	410,000	389,500
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (b)(d)(g)	2,083,153	2,051,907
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 1/31/2029 (b)(d)(g)	493,655	481,313
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 1/31/2029 (b)(d)(g)	1,934,041	1,914,700
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.7237% 3/31/2031 (b)(d)(g)	590,000	573,775
Virgin Media Bristol LLC Tranche Y3 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.577% 3/31/2031 (b)(d)(g)	425,000	413,313
		16,984,398
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3086% 1/30/2031 (b)(d)(g)	1,283,550	1,288,761
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/27/2031 (b)(d)(g)	397,000	396,833
		1,685,594
TOTAL COMMUNICATION SERVICES		36,974,384

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 3/5/2028 (b)(d)(g)	988,015	830,180
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 5/6/2030 (b)(d)(g)	2,038,650	2,028,456
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/28/2032 (b)(d)(g)	2,045,000	2,039,888
Novae LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4235% 12/22/2028 (b)(d)(g)	2,297,301	2,149,424
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1738% 1/26/2029 (b)(d)(g)	807,832	750,782
		7,798,730
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 6/3/2028 (b)(d)(g)	2,361,682	2,313,102
Broadline Retail - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (b)(d)(g)	5,494,972	5,056,363
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8019% 11/8/2032 (b)(d)(g)	2,429,164	2,421,998
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 1/23/2032 (b)(d)(g)	12,585,221	12,608,882
		20,087,243
Distributors - 0.0%
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/26/2028 (b)(d)(g)	1,441,341	1,438,227
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 12/26/2030 (b)(d)(g)(i)	440,000	439,050
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (b)(d)(g)(i)	1,190,000	1,182,562
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4383% 1/6/2028 (b)(d)(g)	1,694,567	1,680,451
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 8/1/2030 (b)(d)(g)(i)	335,000	333,744
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8223% 8/1/2030 (b)(d)(g)	1,185,002	1,180,558
		6,254,592
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3086% 7/31/2028 (b)(d)(g)	5,187,701	5,168,766
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5369% 6/12/2030 (b)(d)(g)	1,267,045	1,270,922
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3046% 8/11/2028 (b)(d)(g)	526,074	522,786
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(d)(g)	8,422,316	7,280,756
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (d)(g)	1,092,605	1,016,123
		15,259,353
Hotels, Restaurants & Leisure - 0.4%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6573% 2/7/2029 (b)(d)(g)	3,052,226	2,989,289
Aramark Services Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1761% 1/15/2027 (b)(d)(g)	500,000	501,250
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2091% 11/24/2028 (b)(d)(g)	276,080	276,944
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 1/26/2030 (b)(d)(g)	2,364,688	2,363,505
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 2/6/2031 (b)(d)(g)	1,826,200	1,826,200
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3185% 10/18/2028 (b)(d)(g)	1,844,731	1,843,643
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3185% 8/9/2027 (b)(d)(g)	42,017	41,938
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (b)(d)(g)	1,934,396	1,943,372
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 11/1/2031 (b)(d)(g)	2,209,463	2,070,973
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 6/29/2029 (b)(d)(g)	329,346	311,644
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (b)(d)(g)	3,800,282	3,646,674
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 1/27/2029 (b)(d)(g)	7,106,865	7,105,018
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5738% 2/12/2029 (b)(d)(g)	3,838,531	3,880,525
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/28/2032 (b)(d)(g)	2,200,000	2,179,826
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 5/26/2030 (b)(d)(g)	1,487,350	1,479,913
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5573% 12/4/2031 (b)(d)(g)	2,019,900	2,035,999
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 1/17/2031 (b)(d)(g)	1,982,307	1,979,472
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 8/2/2028 (b)(d)(g)	2,767,869	2,766,319
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/31/2031 (b)(d)(g)	1,760,000	1,724,800
J&J Ventures Gaming LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4715% 4/26/2028 (b)(d)(g)	496,154	493,827
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7215% 4/26/2028 (b)(d)(g)	649,095	646,051
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7961% 10/22/2031 (b)(d)(g)	1,040,000	1,040,000
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5619% 4/16/2029 (b)(d)(g)	748,565	748,685
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 4/1/2031 (b)(d)(g)	2,487,500	2,487,500
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5989% 11/10/2028 (b)(d)(g)	1,287,759	1,290,657
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 7/18/2031 (b)(d)(g)	177,844	177,465
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 9/18/2031 (b)(d)(g)	179,550	179,250
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 3/14/2031 (b)(d)(g)	1,334,913	1,333,070
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8238% 10/1/2031 (b)(d)(g)	1,850,000	1,863,875
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(d)(g)	6,455,728	6,226,550
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (b)(d)(g)	523,633	509,233
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 8/3/2028 (b)(d)(g)	3,243,986	3,239,217
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(d)(g)	2,464,275	2,378,025
		63,580,709
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 9/26/2031 (b)(d)(g)	500,613	501,028
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1139% 10/21/2028 (b)(d)(g)	150,738	50,345
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8819% 10/24/2031 (b)(d)(g)	3,015,000	3,012,739
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (b)(d)(g)	2,229,673	2,114,288
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 10/30/2027 (b)(d)(g)	3,126,932	3,099,572
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 10/30/2027 (b)(d)(g)	603,759	600,740
		9,378,712
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 3/18/2030 (b)(d)(g)	796,413	786,625
Specialty Retail - 0.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1731% 11/6/2027 (b)(d)(g)	104,740	104,609
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (b)(d)(g)	1,910,213	1,914,396
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.3006% 3/10/2026 (b)(d)(g)	626,251	312,343
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.3023% 3/10/2026 (b)(d)(g)	101,532	50,638
Franchise Group Inc Tranche B DIP ROLLUP, term loan CME Term SOFR 1 month Index + 4.75%, 9.347% 5/6/2025 (b)(d)(g)(h)	326,024	224,957
Franchise Group Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 9%, 9.8516% 5/7/2025 (b)(d)(g)(k)	270,994	270,994
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8202% 6/9/2031 (b)(d)(g)	2,164,575	2,155,549
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (b)(d)(g)	1,780,000	1,776,048
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1674% 6/6/2031 (b)(d)(g)	3,787,657	3,685,693
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8144% 4/23/2031 (b)(d)(g)	555,391	554,236
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 4/15/2028 (b)(d)(g)	775,849	628,111
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(d)(g)(i)(j)	103,449	10,603
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 10/20/2028 (b)(d)(g)	1,031,564	1,015,534
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 10/20/2028 (b)(d)(g)	459,425	455,157
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1738% 2/8/2028 (b)(d)(g)	666,695	624,400
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (b)(d)(g)	3,904,760	3,664,969
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 4/16/2028 (b)(d)(g)	2,283,415	2,278,780
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (b)(d)(g)	703,189	700,960
		20,427,977
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 2/20/2029 (b)(d)(g)	375,000	376,361
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 11/23/2028 (b)(d)(g)	61,069	60,916
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.068% 8/26/2031 (b)(d)(g)	2,910,000	2,907,818
		3,345,095
TOTAL CONSUMER DISCRETIONARY		149,232,138

Consumer Staples - 0.1%
Beverages - 0.1%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.4288% 1/24/2029 (b)(d)(g)	975,000	587,876
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.4288% 1/24/2030 (b)(d)(g)	1,000,000	213,500
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5904% 3/31/2028 (b)(d)(g)	7,149,195	7,154,700
		7,956,076
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0573% 2/5/2029 (b)(d)(g)	128,889	129,828
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2368% 9/29/2031 (b)(d)(g)	491,026	488,654
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1788% 8/1/2029 (b)(d)(g)	2,634,148	2,249,193
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.823% 12/13/2028 (b)(d)(g)	264,250	264,779
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5461% 4/2/2029 (b)(d)(g)	2,497,236	2,487,872
		5,620,326
Food Products - 0.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/23/2030 (b)(d)(g)	667,319	668,987
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 10/25/2027 (b)(d)(g)	734,655	738,196
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8512% 8/2/2028 (b)(d)(g)	974,858	644,381
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (b)(d)(g)	1,154,262	1,149,068
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 2/12/2031 (b)(d)(g)	2,186,554	2,184,390
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (b)(d)(g)(i)	415,776	416,229
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/4/2032 (b)(d)(g)(i)	39,224	39,267
		5,840,518
Household Products - 0.0%
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0619% 2/14/2028 (b)(d)(g)	180,000	180,338
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1883% 5/17/2028 (b)(d)(g)	2,473,469	2,263,669
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 2/23/2029 (b)(d)(g)	269,167	249,354
		2,513,023
TOTAL CONSUMER STAPLES		22,110,281

Energy - 0.2%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0767% 6/22/2029 (b)(d)(g)	2,728,163	2,717,304
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0601% 7/9/2031 (b)(d)(g)	2,329,163	2,323,340
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3288% 10/31/2028 (b)(d)(g)	1,594,691	1,594,021
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 3/17/2028 (b)(d)(g)	3,776,108	3,785,548
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 12/31/2030 (b)(d)(g)	2,218,381	2,213,678
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3529% 12/30/2027 (b)(d)(g)	730,000	731,372
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 11/19/2029 (b)(d)(g)	2,079,848	2,071,404
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 9.5738% 4/3/2028 (b)(d)(g)	1,717,301	1,712,733
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (b)(d)(g)(i)	2,030,000	2,032,538
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (b)(d)(g)	2,245,000	2,251,017
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0437% 6/29/2029 (b)(d)(g)	2,706,400	2,707,672
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 9/29/2028 (b)(d)(g)	997,822	1,007,301
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 5/30/2031 (b)(d)(g)	332,860	333,223
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3152% 2/5/2030 (b)(d)(g)	845,000	845,000
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(i)(j)	31,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(d)(g)(h)(i)(j)	71,751	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2908% 10/30/2028 (b)(d)(g)	1,638,450	1,540,143
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (b)(d)(g)(i)	5,190,000	4,800,750
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0382% 2/28/2030 (b)(d)(g)	1,302,402	1,296,971
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 8/1/2029 (b)(d)(g)	1,789,041	1,803,801
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3147% 5/10/2029 (b)(d)(g)	394,013	396,897
		33,447,409
TOTAL ENERGY		36,164,713

Financials - 0.5%
Capital Markets - 0.1%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 2/14/2031 (b)(d)(g)	3,612,999	3,612,530
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 6/16/2031 (b)(d)(g)	3,043,639	3,042,026
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 10/24/2031 (b)(d)(g)	2,306,516	2,309,122
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/19/2031 (b)(d)(g)	827,925	824,075
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.055% 2/10/2031 (b)(d)(g)	262,550	262,221
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 9/17/2031 (b)(d)(g)	4,975,000	4,964,403
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 9/5/2031 (b)(d)(g)	2,630,000	2,625,476
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (b)(d)(g)	1,096,152	1,093,411
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3132% 12/15/2031 (b)(d)(g)	2,593,602	2,560,378
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 7/25/2031 (b)(d)(g)	1,885,000	1,892,069
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 11/19/2031 (b)(d)(g)	715,000	715,894
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1883% 12/1/2028 (b)(d)(g)	488,740	491,062
		24,392,667
Financial Services - 0.2%
Acuren Delaware Holdco Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 7/30/2031 (b)(d)(g)	538,650	538,817
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2907% 1/31/2031 (b)(d)(g)	2,094,750	2,092,132
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 12/19/2030 (b)(d)(g)	55,000	53,907
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (b)(d)(g)	2,100,000	2,100,525
Epic Creations Inc Tranche DD DIP TL, term loan 5.3238% 5/2/2025 (d)(g)(h)	2,033	2,033
Inception Finco Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 3/10/2031 (b)(d)(g)	223,875	224,715
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0529% 4/16/2029 (b)(d)(g)	1,769,095	1,770,563
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/17/2031 (b)(d)(g)	3,280,000	3,275,506
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6738% 11/5/2029 (b)(d)(g)	3,355,000	3,347,216
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (b)(d)(g)	4,561,089	4,560,588
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 5/16/2031 (b)(d)(g)	1,953,520	1,955,962
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0466% 2/20/2030 (b)(d)(g)	625,648	628,776
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6586% 10/3/2029 (b)(d)(g)(h)	55,019	54,634
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 2LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9086% 9/30/2029 (b)(d)(g)(h)	117,751	87,018
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 6/6/2031 (b)(d)(g)	1,890,549	1,887,392
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 6/24/2031 (b)(d)(g)	760,859	759,466
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.58% 11/21/2031 (b)(d)(g)	515,000	514,969
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (b)(d)(g)	5,790,000	5,791,448
		29,645,667
Insurance - 0.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 11/6/2030 (b)(d)(g)	5,878,256	5,867,263
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 1/21/2032 (b)(d)(g)	2,310,000	2,305,496
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3256% 12/29/2031 (b)(d)(g)	440,800	439,512
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 8/19/2028 (b)(d)(g)	1,989,860	1,984,547
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 8/19/2028 (b)(d)(g)	2,742,479	2,738,612
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5616% 9/19/2030 (b)(d)(g)	5,737,434	5,710,527
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/31/2028 (b)(d)(g)	1,020,000	996,254
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/20/2029 (b)(d)(g)	4,875,000	4,723,437
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6883% 7/31/2027 (b)(d)(g)	3,686,807	3,681,387
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7869% 6/20/2030 (b)(d)(g)	4,488,878	4,491,706
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (b)(d)(g)	692,105	701,795
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 5/6/2031 (b)(d)(g)	3,129,556	3,123,297
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5788% 9/27/2030 (b)(d)(g)	2,952,886	2,939,982
		39,703,815
TOTAL FINANCIALS		93,742,149

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4238% 11/8/2027 (b)(d)(g)	29,096	29,200
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3132% 3/31/2029 (b)(d)(g)	248,723	248,258
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 8/1/2031 (b)(d)(g)	3,605,196	3,615,723
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/21/2028 (b)(d)(g)	2,153,047	2,155,351
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 5/30/2031 (b)(d)(g)	2,069,813	2,069,813
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3238% 10/16/2031 (b)(d)(g)	435,000	439,459
		8,557,804
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7288% 2/15/2029 (b)(d)(g)	666,461	522,245
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (b)(d)(g)	218,979	205,110
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5652% 2/11/2028 (b)(d)(g)	175,000	174,535
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0521% 2/11/2028 (b)(d)(g)	508,038	506,687
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/9/2031 (b)(d)(g)	947,625	947,824
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4288% 10/1/2027 (b)(d)(g)	3,384,110	3,142,992
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3238% 9/24/2031 (b)(d)(g)	2,680,000	2,566,931
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 10/23/2031 (b)(d)(g)	3,118,479	3,120,444
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/16/2031 (b)(d)(g)(i)(k)	401,521	401,774
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (b)(d)(g)	189,373	190,276
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 7/3/2028 (b)(d)(g)	47,182	47,407
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 4/15/2031 (b)(d)(g)	988,459	990,564
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (b)(d)(g)	542,275	431,559
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1748% 3/2/2028 (b)(d)(g)	959,730	939,432
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1788% 3/2/2028 (b)(d)(g)	27,806	27,218
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 2/21/2031 (b)(d)(g)	2,525,944	2,516,068
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 11/15/2028 (b)(d)(g)	3,319,992	3,323,810
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (b)(d)(g)	286,117	280,289
Radnet Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.568% 4/18/2031 (b)(d)(g)	253,725	253,815
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7147% 12/4/2031 (b)(d)(g)	3,380,000	3,381,758
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0016% 7/18/2031 (b)(d)(g)	545,000	546,363
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6731% 10/1/2028 (b)(d)(g)	2,338,096	2,313,991
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7849% 10/14/2031 (b)(d)(g)	420,870	423,239
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 2.25% 10/7/2031 (b)(d)(g)(k)	19,130	19,238
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 12/15/2027 (b)(d)(g)	494,943	494,146
		27,767,715
Health Care Technology - 0.1%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 2/15/2029 (b)(d)(g)	5,753,678	5,737,223
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	265,000	264,669
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (b)(d)(g)(i)	175,000	172,594
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0586% 4/30/2031 (b)(d)(g)	4,580,520	4,528,989
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 9/28/2029 (b)(d)(g)	828,738	821,834
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 11/26/2031 (b)(d)(g)	2,815,000	2,802,698
		14,328,007
Pharmaceuticals - 0.0%
Bausch Health Cos Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/27/2027 (b)(d)(g)(i)	205,000	203,693
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1586% 8/1/2027 (b)(d)(g)	1,798,756	1,796,040
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 4/23/2031 (b)(d)(g)	2,753,100	2,753,100
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 5/5/2028 (b)(d)(g)	2,310,222	2,312,024
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5702% 5/19/2031 (b)(d)(g)	1,084,726	1,080,203
		8,145,060
TOTAL HEALTH CARE		58,798,586

Industrials - 0.6%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 10/31/2030 (b)(d)(g)	1,909,178	1,908,586
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3235% 1/27/2032 (b)(d)(g)	890,000	885,825
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(d)(g)(i)	2,768,793	2,752,873
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(d)(g)(i)	261,207	259,705
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/27/2032 (b)(d)(g)(i)	445,000	443,887
Novaria Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4116% 6/9/2031 (b)(d)(g)	1,496,250	1,498,584
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3962% 12/11/2031 (b)(d)(g)	1,306,154	1,302,889
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 11/24/2031 (b)(d)(g)(i)(k)	108,846	108,574
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 8/24/2028 (b)(d)(g)	692,179	693,425
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0788% 3/22/2030 (b)(d)(g)	3,159,861	3,162,484
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (b)(d)(g)	1,915,200	1,916,560
		14,933,392
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/31/2031 (b)(d)(g)	1,593,778	1,592,359
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 10/31/2031 (b)(d)(g)	606,222	605,683
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 11/23/2028 (b)(d)(g)	1,103,258	1,091,155
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 3/18/2030 (b)(d)(g)	2,260,546	2,256,590
Stonepeak Nile Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/3/2032 (b)(d)(g)(i)	1,005,000	1,001,543
		6,547,330
Building Products - 0.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8404% 5/17/2028 (b)(d)(g)	1,772,685	1,324,089
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3116% 1/3/2029 (b)(d)(g)	1,061,239	1,059,552
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 5/11/2029 (b)(d)(g)	378,530	380,612
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 10/22/2028 (b)(d)(g)	3,403,913	3,398,229
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 8/2/2031 (b)(d)(g)	503,738	502,387
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 1/24/2029 (b)(d)(g)	568,750	571,594
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 3/28/2031 (b)(d)(g)	1,744,991	1,746,980
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.4952% 4/29/2029 (b)(d)(g)	2,972,685	2,952,619
PHRG Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 2/16/2032 (b)(d)(g)(i)	1,430,000	1,419,275
		13,355,337
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 12/21/2028 (b)(d)(g)	2,469,049	2,464,209
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.75%, 8.1738% 5/14/2028 (b)(d)(g)	5,052,386	5,056,378
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0586% 11/3/2031 (b)(d)(g)	717,241	718,733
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 10/10/2031 (b)(d)(g)(i)(k)	82,759	82,931
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (b)(d)(g)	1,956,621	1,926,959
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 5/31/2028 (b)(d)(g)	1,267,675	1,269,260
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (b)(d)(g)	4,856,175	4,705,925
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.3288% 5/2/2030 (b)(d)(g)	329,175	329,586
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9408% 5/3/2029 (b)(d)(g)	201,522	171,495
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2704% 2/10/2031 (b)(d)(g)	242,555	243,011
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (b)(d)(g)	2,051,010	2,057,533
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9715% 10/21/2028 (b)(d)(g)	2,230,944	2,241,162
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5738% 4/14/2029 (b)(d)(g)	377,858	383,764
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/4/2032 (b)(d)(g)(i)	2,075,000	2,068,526
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (b)(d)(g)	3,204,543	3,199,960
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1389% 10/11/2028 (b)(d)(g)	1,120,650	991,249
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (b)(d)(g)	5,634,686	4,995,882
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0498% 7/25/2030 (b)(d)(g)	2,501,618	2,498,716
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/31/2032 (b)(d)(g)	765,000	758,306
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5674% 11/30/2028 (b)(d)(g)	2,257,127	2,254,870
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5674% 11/30/2028 (b)(d)(g)	173,408	173,235
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.438% 12/10/2026 (b)(d)(g)	565,187	564,481
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 10/6/2031 (b)(d)(g)	1,870,000	1,875,255
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5786% 2/24/2031 (b)(d)(g)	685,781	686,069
Wellful Inc Tranche BOOTSTRAP FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 10.6761% 10/19/2030 (b)(d)(g)	399,502	275,908
Wellful Inc Tranche PRIMING TL, term loan CME Term SOFR 3 month Index + 5%, 9.4383% 4/19/2030 (b)(d)(g)	416,602	406,450
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 11/3/2029 (b)(d)(g)	1,633,318	1,626,784
		44,026,637
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0604% 3/21/2031 (b)(d)(g)	472,912	472,779
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8103% 11/3/2031 (b)(d)(g)	2,235,000	2,227,558
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4383% 1/21/2028 (b)(d)(g)	1,500,000	1,508,745
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 2/16/2028 (b)(d)(g)	1,500,000	1,504,995
		5,714,077
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0586% 3/2/2027 (b)(d)(g)	1,950,085	1,948,194
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (b)(d)(g)	718,200	715,061
Machinery - 0.0%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4383% 7/22/2029 (b)(d)(g)	786,481	788,691
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8051% 3/18/2030 (b)(d)(g)	610,494	610,494
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8086% 9/28/2028 (b)(d)(g)	139,344	132,395
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8137% 10/10/2031 (b)(d)(g)	355,000	355,888
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6738% 1/2/2032 (b)(d)(g)	315,000	315,854
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 3/25/2031 (b)(d)(g)	2,493,694	2,451,401
		4,654,723
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3048% 4/20/2028 (b)(d)(g)	435,500	444,319
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.9588% 6/4/2029 (b)(d)(g)	2,321,550	2,310,917
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (b)(d)(g)	121,424	122,987
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (b)(d)(g)	274,172	272,801
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (b)(d)(g)	724,625	724,625
		3,875,649
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9383% 2/4/2028 (b)(d)(g)	1,496,113	1,499,480
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 9/29/2031 (b)(d)(g)	3,715,000	3,654,631
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0596% 10/30/2031 (b)(d)(g)	525,000	521,719
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (b)(d)(g)	2,718,851	2,627,090
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3955% 9/29/2028 (b)(d)(g)	764,262	764,025
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9383% 6/2/2028 (b)(d)(g)	480,277	477,876
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7908% 3/3/2031 (b)(d)(g)	363,175	362,496
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 8/16/2028 (b)(d)(g)	587,532	585,817
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0408% 7/31/2030 (b)(d)(g)	621,167	542,745
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/30/2031 (b)(d)(g)	293,525	293,647
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 7/31/2031 (b)(d)(g)	2,326,314	2,326,942
		13,656,468
Trading Companies & Distributors - 0.0%
DXP Enterprises Inc/TX Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 10/7/2030 (b)(d)(g)	197,505	198,245
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8021% 1/29/2028 (b)(d)(g)	300,000	285,000
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5518% 1/29/2031 (b)(d)(g)	1,485,582	1,411,303
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 2/14/2031 (b)(d)(g)	426,775	430,083
		2,324,631
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2784% 4/8/2030 (b)(d)(g)	937,388	938,363
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5644% 1/2/2029 (b)(d)(g)	244,966	250,681
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 5.9289% 8/10/2029 (b)(d)(g)	693,330	473,198
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3288% 7/26/2028 (b)(d)(g)	983,538	979,544
		2,641,786
TOTAL INDUSTRIALS		114,393,285

Information Technology - 0.9%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0618% 10/24/2030 (b)(d)(g)	78,607	78,818
CommScope LLC 1LN, term loan 9.5738% 12/17/2029 (d)(g)	2,732,247	2,791,154
		2,869,972
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 7/2/2029 (b)(d)(g)	1,055,901	1,052,163
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1883% 3/31/2029 (b)(d)(g)	1,500,000	1,473,750
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1883% 3/31/2028 (b)(d)(g)	1,076,345	1,079,488
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.75% 3/31/2028 (b)(d)(g)(k)	17,485	17,536
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 6/2/2031 (b)(d)(g)	972,272	970,453
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5788% 8/18/2031 (b)(d)(g)	2,738,138	2,730,143
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/20/2032 (b)(d)(g)(i)	785,000	785,000
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5715% 10/15/2031 (b)(d)(g)	2,195,000	2,207,797
		10,316,330
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3007% 2/3/2031 (b)(d)(g)	1,923,792	1,928,159
Constant Contact Inc term loan CME Term SOFR 3 month Index + 7.5%, 0% 2/10/2029 (b)(d)(g)(i)	50,000	41,104
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(d)(g)	4,215,970	3,896,484
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 3/6/2028 (b)(d)(g)	160,000	159,667
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 6/17/2031 (b)(d)(g)	2,807,963	2,786,369
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 2/1/2028 (b)(d)(g)	4,257,138	3,843,387
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 10/2/2031 (b)(d)(g)	425,000	426,594
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.607% 8/31/2028 (b)(d)(g)	138,224	137,295
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 6/23/2031 (b)(d)(g)	2,505,000	2,507,505
X Corp 1LN, term loan 9.5% 10/29/2029 (g)	4,945,000	5,049,043
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9788% 10/26/2029 (b)(d)(g)	3,365,000	3,355,376
		24,130,983
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5887% 8/17/2029 (b)(d)(g)	998,180	998,680
Software - 0.6%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0786% 2/24/2031 (b)(d)(g)	2,358,383	2,372,062
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1738% 12/10/2029 (b)(d)(g)	1,706,821	1,702,913
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.957% 12/10/2028 (b)(d)(g)	4,665,113	4,625,039
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/31/2031 (b)(d)(g)	1,521,731	1,499,666
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 3/24/2031 (b)(d)(g)	1,995,000	2,000,546
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (b)(d)(g)	4,995,287	5,006,076
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (b)(d)(g)	2,043,514	2,044,373
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 10/16/2026 (b)(d)(g)	6,536,254	6,332,846
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3238% 2/19/2029 (b)(d)(g)	1,183,000	950,339
Eagle Parent Canada Inc Tranche INCR B, term loan CME Term SOFR 3 month Index + 4.25%, 8.5531% 3/17/2029 (b)(d)(g)(h)	2,035,000	1,912,900
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 10/29/2029 (b)(d)(g)	3,539,371	3,535,583
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 5/30/2031 (b)(d)(g)	2,324,329	2,330,814
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.6455% 9/13/2029 (b)(d)(g)(h)	517,563	517,562
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3487% 3/3/2028 (b)(d)(g)	532,922	532,789
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 9/12/2029 (b)(d)(g)	1,790,516	1,785,914
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (b)(d)(g)	2,780,000	2,770,520
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (b)(d)(g)	2,175,000	2,144,311
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3086% 3/1/2029 (b)(d)(g)	3,496,059	3,483,823
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 12/31/2031 (b)(d)(g)	2,884,668	2,765,675
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5738% 5/3/2028 (b)(d)(g)	5,762,437	5,631,169
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5738% 2/23/2029 (b)(d)(g)	3,130,000	3,064,145
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (b)(d)(g)	2,553,600	2,493,488
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5498% 7/31/2026 (b)(d)(g)	2,449,050	1,898,895
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 6/2/2028 (b)(d)(g)	7,990,845	7,965,913
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4132% 6/4/2029 (b)(d)(g)	895,000	881,298
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (b)(d)(g)(i)	1,155,000	1,158,615
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(d)(g)(i)	635,000	636,988
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 10/28/2030 (b)(d)(g)	1,272,623	1,276,606
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3069% 7/16/2031 (b)(d)(g)	2,159,103	2,156,533
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 8/31/2028 (b)(d)(g)	4,185,796	4,194,502
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1746% 5/15/2028 (b)(d)(g)	809,807	462,602
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6746% 5/15/2028 (b)(d)(g)	188,637	194,430
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0788% 4/24/2028 (b)(d)(g)	570,000	571,898
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5904% 4/22/2028 (b)(d)(g)	1,821,880	1,809,163
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 9/30/2028 (b)(d)(g)	969,015	953,268
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 4/8/2030 (b)(d)(g)	2,272,235	2,209,749
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/23/2029 (b)(d)(g)	1,736,418	1,734,473
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.9261% 8/11/2028 (b)(d)(g)	1,781,010	1,778,232
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 5/9/2031 (b)(d)(g)	1,447,268	1,449,338
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (b)(d)(g)	3,853,265	3,851,994
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0702% 4/14/2031 (b)(d)(g)	2,338,414	2,336,473
		97,023,523
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (b)(d)(g)	4,975,000	4,875,500
TOTAL INFORMATION TECHNOLOGY		140,214,988

Materials - 0.4%
Chemicals - 0.2%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 12/14/2029 (b)(d)(g)	914,795	801,205
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0738% 11/24/2027 (b)(d)(g)	122,500	121,581
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1738% 11/24/2028 (b)(d)(g)	110,000	106,700
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4238% 11/24/2027 (b)(d)(g)	979,747	970,763
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (b)(d)(g)	163,308	145,052
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(d)(g)(k)	51,238	51,622
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(d)(g)	48,040	48,399
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9238% 9/30/2028 (b)(d)(g)	4,848,892	4,851,074
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2852% 8/29/2029 (b)(d)(g)	65,861	65,902
Axalta Coating Systems US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 12/20/2029 (b)(d)(g)	72,339	72,466
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0873% 12/23/2031 (b)(d)(g)	1,475,000	1,462,551
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 8/18/2028 (b)(d)(g)	864,650	860,690
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3073% 11/1/2030 (b)(d)(g)	1,932,956	1,933,439
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (b)(d)(g)	3,722,200	3,710,847
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(d)(g)	2,188,968	2,098,476
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3174% 3/15/2029 (b)(d)(g)	4,881,036	4,848,480
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8613% 3/15/2030 (b)(d)(g)	172,941	167,537
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1738% 3/1/2030 (b)(d)(g)	1,444,459	1,390,292
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6738% 4/2/2029 (b)(d)(g)	4,785,283	4,665,651
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (b)(d)(g)	4,243,621	4,112,790
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.3662% 12/1/2026 (b)(d)(g)	684,375	646,564
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 1/31/2029 (b)(d)(g)	1,927,302	1,925,587
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1086% 11/24/2031 (b)(d)(g)	2,015,000	1,992,331
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 9/30/2031 (b)(d)(g)	485,027	486,241
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/30/2031 (b)(d)(g)(i)(k)	49,973	50,097
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/22/2028 (b)(d)(g)	1,683,251	1,681,147
		39,267,484
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5685% 1/30/2032 (b)(d)(g)	890,000	888,888
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5601% 1/30/2032 (b)(d)(g)	2,665,000	2,660,016
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5738% 3/27/2028 (b)(d)(g)	777,063	776,674
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5738% 10/19/2029 (b)(d)(g)	691,931	689,495
		5,015,073
Containers & Packaging - 0.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 3/3/2028 (b)(d)(g)	4,955,881	4,945,919
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8108% 6/9/2031 (b)(d)(g)	4,966,084	4,963,005
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.1746% 7/1/2029 (b)(d)(g)	348,287	348,123
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3073% 12/2/2030 (b)(d)(g)	2,255,424	2,257,228
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4988% 4/13/2029 (b)(d)(g)	5,878,404	5,874,760
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 8/4/2027 (b)(d)(g)	2,535,505	2,534,238
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3238% 5/1/2031 (b)(d)(g)	904,150	903,020
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8238% 9/25/2028 (b)(d)(g)	3,120,899	3,119,525
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 8/3/2026 (b)(d)(g)	222,656	223,177
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1738% 1/30/2027 (b)(d)(g)	390,273	390,367
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 4/21/2031 (b)(d)(g)	3,674,769	3,693,730
		29,253,092
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 5/23/2031 (b)(d)(g)	685,860	683,857
TOTAL MATERIALS		74,219,506

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 1/31/2030 (b)(d)(g)	1,457,070	1,453,428
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0501% 8/21/2030 (b)(d)(g)	378,586	377,877
		1,831,305
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0439% 4/16/2031 (b)(d)(g)	513,706	513,223
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0738% 12/20/2030 (b)(d)(g)	2,025,294	2,023,188
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5586% 1/20/2031 (b)(d)(g)	3,790,147	3,782,112
		6,318,523
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0738% 9/30/2031 (b)(d)(g)	2,331,030	2,335,039
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3238% 7/31/2030 (b)(d)(g)	554,075	553,155
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/13/2032 (b)(d)(g)(i)	1,050,000	1,048,163
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (b)(d)(g)	2,706,734	2,693,200
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.818% 12/10/2031 (b)(d)(g)	525,000	525,393
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (b)(d)(g)	2,772,051	2,737,400
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/27/2028 (b)(d)(g)(i)	545,000	543,638
		10,435,988
TOTAL UTILITIES		16,754,511

TOTAL UNITED STATES		744,435,846
TOTAL BANK LOAN OBLIGATIONS (Cost $820,852,935)		814,681,849

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(d) (Cost $1,750,000)	1,750,000	1,779,423

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)	932,044	859,817
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (c)	1,969,435	1,957,334
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	2,354,169	2,306,167
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	1,464,219	1,446,360
Fannie Mae Guaranteed REMICS Series 2005-40 Class YG, 5% 5/25/2025	1,983	1,976
Fannie Mae Guaranteed REMICS Series 2006-55 Class GE, 5% 6/25/2026	65,267	65,111
Fannie Mae Guaranteed REMICS Series 2012-134 Class MX, 3.5% 5/25/2042	79,576	77,752
Fannie Mae Guaranteed REMICS Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9165% 7/25/2042 (b)(d)	2,915,492	2,891,918
Fannie Mae Guaranteed REMICS Series 2016-104 Class B, 4% 12/25/2044	138,568	136,096
Fannie Mae Guaranteed REMICS Series 2016-39 Class GD, 2% 11/25/2044	7,658,869	7,042,364
Fannie Mae Guaranteed REMICS Series 2016-99 Class KA, 4% 11/25/2042	170,952	168,641
Fannie Mae Guaranteed REMICS Series 2017-22 Class ED, 3.5% 6/25/2044	55,989	55,360
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	10,923,718	9,901,761
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	2,204,809	2,012,786
Fannie Mae Guaranteed REMICS Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9665% 12/25/2049 (b)(d)	1,533,622	1,497,271
Fannie Mae Guaranteed REMICS Series 2020-45 Class JC, 1.5% 7/25/2040	2,237,012	1,884,851
Fannie Mae Guaranteed REMICS Series 2020-49 Class LA, 2% 3/25/2043	4,812,597	4,547,635
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	1,422,498	1,257,314
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	3,786,135	3,369,913
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	342,458	283,286
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	362,895	302,250
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	385,653	321,205
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	352,437	295,162
Fannie Mae Guaranteed REMICS Series 2021-77 Class CH, 1.5% 8/25/2050	1,001,858	819,175
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	318,423	279,558
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	1,479,199	1,292,757
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	973,640	856,712
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	8,821,700	7,732,058
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	519,049	451,508
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	306,466	280,588
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	423,368	387,263
Fannie Mae Guaranteed REMICS Series 2022-12 Class EA, 2.25% 9/25/2046	7,517,549	6,798,301
Fannie Mae Guaranteed REMICS Series 2022-12 Class GD, 2.25% 3/25/2052	1,586,546	1,425,261
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	324,221	302,662
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	621,136	568,820
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	5,302,992	5,022,421
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	632,251	589,153
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	687,857	644,008
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	209,738	190,665
Fannie Mae Guaranteed REMICS Series 2022-20 Class HC, 2.5% 4/25/2052	3,889,358	3,507,143
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	1,210,102	1,175,569
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	1,478,771	1,307,340
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	3,580,712	3,133,665
Fannie Mae Guaranteed REMICS Series 2022-35 Class CK, 4% 3/25/2047	2,651,091	2,556,947
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	377,337	330,262
Fannie Mae Guaranteed REMICS Series 2022-4 Class YT, 2% 2/25/2052	1,754,905	1,557,818
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	243,570	235,988
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	676,762	576,164
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	1,550,813	1,374,210
Fannie Mae Guaranteed REMICS Series 2022-69 Class AB, 4.5% 1/25/2044	1,327,911	1,299,451
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	435,381	398,683
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	1,429,734	1,281,301
Fannie Mae Guaranteed REMICS Series 2023-13 Class CK, 1.5% 11/25/2050	2,231,145	1,775,783
Fannie Mae Guaranteed REMICS Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.802% 11/25/2053 (b)(d)	14,563,439	14,668,629
Fannie Mae Guaranteed REMICS Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.882% 7/25/2054 (b)(d)	1,980,610	1,989,684
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	7,048,473	6,654,239
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	1,924,491	1,765,542
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	1,531,902	1,427,528
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	976,907	885,837
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	1,054,204	972,142
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 6/25/2054 (b)(d)	10,851,913	10,858,032
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7487% 3/25/2055 (b)(d)	20,400,000	20,465,159
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.452% 2/25/2055 (b)(d)	15,385,657	15,375,912
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 9/25/2054 (b)(d)	6,272,148	6,282,168
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 2/25/2055 (b)(d)	10,435,781	10,458,378
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.752% 9/25/2054 (b)(d)	10,459,826	10,475,989
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(d)	5,755,343	5,765,895
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(d)	5,464,307	5,477,429
Fannie Mae Series 2010-47 Class JB, 5% 5/25/2030	1,487,430	1,490,199
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	1,138,678	1,068,656
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	767,544	753,412
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	515,186	471,707
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	13,610,686	10,773,658
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	398,654	350,066
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	296,597	258,833
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	406,972	357,755
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	443,628	371,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2974 Class CY, 5% 5/15/2025	10,197	10,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	51,140	50,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4716 Class PA, 3% 7/15/2044	866,224	849,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	155,063	141,117
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	424,666	343,509
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	930,133	848,278
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	696,798	585,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	219,410	199,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	829,900	719,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	6,399,489	5,406,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	595,652	563,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	1,098,160	978,290
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	1,055,642	928,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	262,377	218,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	1,123,207	998,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	350,742	292,913
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	346,332	286,119
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	906,113	792,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	404,066	352,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,866,698	1,614,041
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	1,149,151	1,007,355
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	757,719	662,802
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	370,780	331,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	2,467,307	2,170,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	233,460	204,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	548,568	479,580
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	228,478	204,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	459,083	401,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	435,908	376,113
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	12,154,905	10,588,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	459,084	401,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	173,384	154,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	704,898	633,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,096,073	954,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	3,703,797	3,385,633
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	1,202,333	1,098,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	253,690	231,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	928,329	849,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	186,032	166,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	294,425	264,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	608,143	566,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	416,916	392,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	880,616	824,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	1,423,693	1,331,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	597,951	565,365
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	833,947	787,508
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	382,667	383,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	841,502	833,196
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(d)	15,365,946	15,384,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.552% 2/25/2055 (b)(d)	5,135,793	5,122,026
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.602% 10/25/2054 (b)(d)	9,705,361	9,729,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 2/25/2055 (b)(d)	10,250,928	10,273,657
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (c)	11,370,775	10,961,758
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (c)	1,625,086	1,518,440
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)	1,137,256	1,063,747
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)	319,944	295,639
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)	992,658	926,592
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	171,245	169,095
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	286,333	279,242
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)	1,026,622	1,025,274
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (c)	2,353,832	2,305,077
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)	764,094	747,559
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (c)(d)	464,931	452,974
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)	5,263,901	5,115,344
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	3,743,242	3,607,307
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (c)	1,229,715	1,156,683
TOTAL UNITED STATES		336,817,068
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $333,682,962)		336,817,068

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.1%
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.3509% 10/15/2034 (b)(c)(d)	421,000	421,996
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	496,000	466,860
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)	111,000	98,929
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.462% 1/15/2039 (b)(c)(d)	2,412,370	2,405,585
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.862% 1/15/2039 (b)(c)(d)	282,048	280,197
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.462% 1/15/2039 (b)(c)(d)	151,453	150,223
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	270,000	262,706
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8231% 7/15/2049 (d)	1,200,000	1,163,245
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,700,000	1,651,777
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	1,327,730	1,308,458
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	334,599	330,721
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	517,399	511,133
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	425,000	401,707
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	210,876	209,066
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	1,201,195	1,163,549
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	92,000	88,584
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	112,000	101,556
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	289,788	277,299
BANK Series 2020-BN30 Class MCDE, 2.9182% 12/15/2053 (d)	5,208,000	3,496,931
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	500,000	425,790
BANK Series 2021-BN33 Class XA, 1.0458% 5/15/2064 (d)(l)	9,598,801	426,634
BANK Series 2022-BNK44 Class A5, 5.7442% 11/15/2055 (d)	7,185,000	7,566,649
BANK Series 2023-5YR3 Class AS, 7.3152% 9/15/2056 (d)	500,000	535,074
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	4,400,000	4,457,147
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	305,000	315,153
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (d)	275,000	283,454
BANK5 Series 2024-5YR12 Class C, 6.3029% 12/15/2057 (d)	355,000	364,801
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	1,775,000	1,522,367
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5934% 4/15/2053 (d)	304,000	252,089
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	300,000	277,770
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	250,000	235,904
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1269% 11/15/2056 (d)	489,000	516,244
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	140,000	143,347
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	250,000	253,367
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	268,000	273,615
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	264,000	267,194
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (c)(d)	509,000	504,261
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	879,000	911,528
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (c)	184,000	157,357
BBCMS Trust Series 2024-5C27 Class C, 6.7% 7/15/2057 (d)	750,000	781,609
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	127,000	124,318
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	412,897	405,808
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	773,253	763,317
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (c)(d)	1,000,000	957,337
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	540,000	458,557
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2342% 7/15/2054 (d)(l)	4,066,107	225,906
Benchmark Mortgage Trust Series 2021-B29 Class B, 2.4534% 9/15/2054	575,000	469,006
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	1,800,000	1,559,050
Benchmark Mortgage Trust Series 2022-B35 Class B, 4.4434% 5/15/2055 (d)	500,000	421,773
Benchmark Mortgage Trust Series 2023-B40 Class AS, 6.5945% 12/15/2056	500,000	543,858
Benchmark Mortgage Trust Series 2023-V2 Class AS, 6.5374% 5/15/2055	500,000	519,828
Benchmark Mortgage Trust Series 2023-V4 Class B, 7.4603% 11/15/2056 (d)	250,000	268,374
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	718,000	740,830
Benchmark Mortgage Trust Series 2024-V5 Class B, 6.0594% 1/10/2057 (d)	640,000	655,929
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9514% 11/15/2041 (b)(c)(d)	726,000	728,268
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.0008% 8/15/2026 (b)(c)(d)	616,453	621,086
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.654% 3/15/2041 (b)(c)(d)	2,540,011	2,540,805
BLP Commercial Mortgage Trust Series 2024-IND2 Class D, CME Term SOFR 1 month Index + 2.5904%, 6.9022% 3/15/2041 (b)(c)(d)	474,414	475,006
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3255% 9/15/2054 (d)	2,800,000	2,879,004
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.244% 11/15/2056 (d)	330,000	353,357
BMO Mortgage Trust Series 2023-C4 Class C, 5.8628% 2/15/2056 (d)	710,989	730,339
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (d)	455,000	492,584
BMO Mortgage Trust Series 2024-5C3 Class B, 6.5567% 2/15/2057 (d)	200,000	207,852
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	212,000	215,334
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.6838% 6/15/2041 (b)(c)(d)	4,493,000	4,495,808
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9534% 6/15/2041 (b)(c)(d)	2,218,000	2,218,000
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.1531% 6/15/2041 (b)(c)(d)	1,569,000	1,569,000
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(d)	20,712,000	20,864,095
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (c)(d)	8,900,000	9,091,154
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (c)(d)	633,000	648,274
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (c)(d)	657,000	683,363
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2099% 4/15/2037 (b)(c)(d)	17,805,000	17,827,237
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7589% 4/15/2037 (b)(c)(d)	1,165,000	1,166,456
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(d)	268,000	273,682
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(d)	156,000	144,273
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.7499% 11/15/2028 (b)(c)(d)	1,000,000	988,816
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (c)(d)	1,755,000	1,583,421
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(d)	442,000	394,033
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.9998% 5/15/2034 (b)(c)(d)	2,845,539	2,856,207
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7035% 3/15/2041 (b)(c)(d)	32,629,578	32,670,366
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0002% 3/15/2041 (b)(c)(d)	2,161,758	2,154,994
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3583% 4/15/2034 (b)(c)(d)	235,490	234,018
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6583% 4/15/2034 (b)(c)(d)	1,917,000	1,902,623
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9583% 4/15/2034 (b)(c)(d)	210,000	208,293
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2583% 4/15/2034 (b)(c)(d)	220,000	218,075
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (c)(d)	15,856,000	14,480,796
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2465% 12/15/2038 (b)(c)(d)	1,285,343	1,280,523
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6455% 12/15/2038 (b)(c)(d)	595,490	592,885
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.0145%, 6.3265% 2/15/2038 (b)(c)(d)	611,462	592,023
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1156% 10/15/2036 (b)(c)(d)	3,274,000	3,257,111
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3253% 10/15/2036 (b)(c)(d)	3,496,000	3,476,335
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5251% 10/15/2036 (b)(c)(d)	5,034,000	4,999,391
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7248% 10/15/2036 (b)(c)(d)	1,147,000	1,138,398
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.374% 10/15/2036 (b)(c)(d)	3,283,000	3,272,741
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3726% 10/15/2036 (b)(c)(d)	667,732	659,192
BX Commercial Mortgage Trust Series 2021-SOAR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 6/15/2038 (b)(c)(d)	11,334,466	11,313,254
BX Commercial Mortgage Trust Series 2021-SOAR Class E, CME Term SOFR 1 month Index + 1.9145%, 6.2265% 6/15/2038 (b)(c)(d)	5,710,193	5,695,918
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2265% 6/15/2038 (b)(c)(d)	875,262	867,400
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2288% 5/15/2038 (b)(c)(d)	1,512,000	1,510,583
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8029% 4/15/2037 (b)(c)(d)	2,878,044	2,878,944
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3248% 2/15/2039 (b)(c)(d)	3,633,834	3,627,020
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6242% 2/15/2039 (b)(c)(d)	891,100	889,432
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8736% 2/15/2039 (b)(c)(d)	2,060,800	2,059,745
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2727% 2/15/2039 (b)(c)(d)	592,200	590,720
BX Commercial Mortgage Trust Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.5697% 2/15/2039 (b)(c)(d)	945,000	942,342
BX Commercial Mortgage Trust Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4177% 2/15/2039 (b)(c)(d)	396,900	396,162
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0733% 12/9/2040 (b)(c)(d)	11,915,103	11,941,167
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5027% 12/9/2040 (b)(c)(d)	3,221,324	3,230,384
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.952% 12/9/2040 (b)(c)(d)	307,884	308,846
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9007% 12/9/2040 (b)(c)(d)	1,790,022	1,793,376
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 7.1025% 10/15/2041 (b)(c)(d)	625,000	625,781
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.8514% 11/15/2041 (b)(c)(d)	2,000,000	1,985,102
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6047% 12/15/2039 (b)(c)(d)	11,341,000	11,337,456
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.9475% 5/15/2041 (c)(d)	12,022,495	12,045,037
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.0002% 5/15/2041 (b)(c)(d)	805,797	804,607
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 7.0017% 2/15/2039 (b)(c)(d)	885,455	888,222
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.0502% 2/15/2039 (b)(c)(d)	885,455	887,697
BX Commercial Mortgage Trust Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (c)(d)	443,000	448,352
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(d)	110,000	112,156
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(d)	411,000	416,072
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (c)(d)	2,176,000	2,343,175
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9003% 3/15/2034 (b)(c)(d)	405,000	407,162
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (c)(d)	500,000	462,279
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(d)	3,310,000	3,034,635
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (c)(d)(l)	104,100,000	3,226,622
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2013% 7/15/2029 (b)(c)(d)	1,100,000	1,095,188
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2497% 7/15/2029 (b)(c)(d)	2,500,000	2,468,750
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(d)	6,758,000	6,255,501
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7215% 11/15/2038 (b)(c)(d)	857,298	849,492
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0624% 10/15/2026 (b)(c)(d)	9,127,461	9,081,824
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2265% 2/15/2036 (b)(c)(d)	1,400,000	1,398,251
BX Trust Series 2021-LBA Class DJV, CME Term SOFR 1 month Index + 1.7145%, 6.0265% 2/15/2036 (b)(c)(d)	1,250,000	1,244,531
BX Trust Series 2021-LBA Class DV, CME Term SOFR 1 month Index + 1.7145%, 6.0265% 2/15/2036 (b)(c)(d)	988,512	984,187
BX Trust Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.1145%, 6.4265% 2/15/2036 (b)(c)(d)	1,000,000	995,625
BX Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.1145%, 6.4265% 2/15/2036 (b)(c)(d)	723,591	720,425
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 2/15/2036 (b)(c)(d)	100,000	98,111
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 2/15/2036 (b)(c)(d)	310,788	304,917
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)	1,775,826	1,771,942
BX Trust Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 1/15/2034 (b)(c)(d)	357,560	354,878
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4265% 1/15/2034 (b)(c)(d)	138,243	137,008
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3265% 1/15/2034 (b)(c)(d)	700,000	690,487
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.0965% 6/15/2038 (b)(c)(d)	15,114,960	15,077,172
BX Trust Series 2021-VOLT Class D, CME Term SOFR 1 month Index + 1.7645%, 6.0763% 9/15/2036 (b)(c)(d)	1,201,068	1,192,060
BX Trust Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8263% 9/15/2036 (b)(c)(d)	1,424,000	1,413,320
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2763% 9/15/2036 (b)(c)(d)	1,741,207	1,732,569
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2519% 4/15/2037 (b)(c)(d)	842,800	843,063
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6019% 4/15/2037 (b)(c)(d)	190,400	190,459
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1509% 4/15/2037 (b)(c)(d)	159,600	159,650
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0119% 1/15/2039 (b)(c)(d)	2,500,000	2,493,750
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6619% 1/15/2039 (b)(c)(d)	647,360	645,646
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6109% 1/15/2039 (b)(c)(d)	1,400,000	1,385,616
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7537% 4/15/2041 (b)(c)(d)	10,609,992	10,623,254
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0034% 4/15/2041 (b)(c)(d)	1,340,619	1,341,038
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.253% 4/15/2041 (b)(c)(d)	1,113,238	1,113,585
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0005% 4/15/2041 (b)(c)(d)	1,690,566	1,682,510
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.252% 11/15/2041 (b)(c)(d)	208,583	208,648
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2506% 11/15/2041 (b)(c)(d)	999,696	1,000,286
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7539% 2/15/2039 (b)(c)(d)	8,816,125	8,829,901
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1034% 2/15/2039 (b)(c)(d)	4,491,656	4,497,270
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.4999% 2/15/2039 (b)(c)(d)	2,430,024	2,422,970
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0031% 3/15/2041 (b)(c)(d)	2,270,711	2,272,130
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2527% 3/15/2041 (b)(c)(d)	3,015,220	3,017,105
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4603% 2/15/2035 (b)(c)(d)	10,353,000	10,333,547
BX Trust Series 2025-DIME Class E, 7.3103% 2/15/2035 (c)	1,455,000	1,449,424
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	31,659,000	31,619,437
BX Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.717% 3/15/2030 (b)(c)(d)	4,636,000	4,630,205
BX Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.8668% 3/15/2030 (b)(c)(d)	6,531,000	6,522,836
BX Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.2648% 3/15/2030 (b)(c)(d)	1,330,000	1,328,670
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5131% 3/15/2042 (b)(c)(d)	423,000	421,942
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.262% 3/15/2042 (b)(c)(d)	849,000	845,816
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.679% 12/15/2037 (b)(c)(d)	700,000	700,000
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	1,974,428	1,883,609
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	2,041,770	1,971,284
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	700,000	686,530
Citigroup Commercial Mortgage Trust Series 2016-P4 Class B, 3.377% 7/10/2049	1,000,000	911,225
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (c)(d)	625,000	548,324
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (c)(d)	1,025,000	888,091
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	1,099,968	1,047,610
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (c)(d)	1,012,000	1,035,861
COMM Mortgage Trust Series 2014-CR20 Class C, 4.7359% 11/10/2047 (d)	399,845	384,351
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048	1,090,000	1,084,554
COMM Mortgage Trust Series 2015-CR27 Class ASB, 3.404% 10/10/2048	521,882	520,152
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	2,150,000	2,067,193
COMM Mortgage Trust Series 2015-DC1 Class C, 4.29% 2/10/2048 (d)	872,000	785,334
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	110,000	107,875
COMM Mortgage Trust Series 2015-LC19 Class C, 4.1219% 2/10/2048 (d)(h)	818,000	788,498
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	968,722	953,780
COMM Mortgage Trust Series 2017-CD4 Class B, 3.947% 5/10/2050 (d)	121,000	113,253
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5873% 9/10/2050 (d)	278,000	261,877
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (c)	3,174,000	2,955,790
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	215,000	211,095
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2003% 8/15/2041 (b)(c)(d)	435,000	434,453
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (c)(d)	100,000	80,423
CSAIL Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.3143% 11/15/2049	767,573	765,038
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2593% 6/15/2050 (d)	801,000	696,903
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	787,720	779,169
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	1,203,531	1,165,094
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 6.609% 12/15/2030 (b)(c)(d)	809,000	765,776
CSMC Trust Series 2019-UVIL Class A, 3.1595% 12/15/2041 (c)	150,000	137,391
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (c)(d)	1,310,000	1,128,337
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (c)	137,148	134,204
DBJPM Mortgage Trust Series 2016-C1 Class ASB, 3.038% 5/10/2049	2,521,007	2,499,854
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,709,774	1,679,128
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	400,000	341,309
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	462,000	389,187
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3852% 8/10/2044 (c)(d)	1,466,219	1,403,905
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.1405% 9/12/2040 (c)(d)	730,000	742,783
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3119% 3/15/2034 (b)(c)(d)	2,250,000	2,261,032
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)	1,071,000	1,096,684
DTP Coml Mtg Trust Series 2023-STE2 Class B, 5.9822% 1/15/2041 (c)(d)	120,000	121,077
DTP Coml Mtg Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (c)(d)	500,000	507,548
DTP Coml Mtg Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (c)(d)	1,825,000	1,816,872
DTP Coml Mtg Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (c)(d)	150,000	142,047
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1275% 11/15/2038 (b)(c)(d)	15,439,029	15,385,958
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5467% 11/15/2038 (b)(c)(d)	2,034,632	2,027,638
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.0935% 11/15/2038 (b)(c)(d)	792,078	790,097
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0414% 11/15/2038 (b)(c)(d)	1,997,675	1,974,516
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	391,000	396,275
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(d)	330,000	333,911
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(d)	100,000	101,436
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5065% 7/15/2038 (b)(c)(d)	8,039,029	8,039,029
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8065% 7/15/2038 (b)(c)(d)	7,313,729	7,318,264
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1265% 7/15/2038 (b)(c)(d)	5,667,923	5,671,465
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6765% 7/15/2038 (b)(c)(d)	5,752,946	5,760,131
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1265% 7/15/2038 (b)(c)(d)	2,236,630	2,242,217
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9619% 12/15/2039 (b)(c)(d)	1,054,000	1,062,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	249,797	248,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,247,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	5,526,000	5,436,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	4,389,610	4,374,897
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (c)(d)	500,000	523,854
GS Mortgage Securities Trust Series 2015-GC30 Class A4, 3.382% 5/10/2050	3,579,434	3,569,957
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	178,269
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	1,054,172	1,040,137
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	1,650,000	1,589,507
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (c)	115,000	92,545
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6976% 9/10/2052 (d)	1,170,000	994,540
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.2185% 12/13/2039 (c)(d)	1,055,000	913,833
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3765% 10/15/2036 (b)(c)(d)	1,191,000	1,183,567
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5765% 10/15/2036 (b)(c)(d)	184,000	182,596
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9765% 10/15/2036 (b)(c)(d)	152,000	151,199
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(d)	2,250,000	2,277,097
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (c)(d)	202,000	202,739
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (c)(d)	848,000	849,033
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(d)	1,000,000	969,805
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(d)	3,204,000	3,092,620
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (c)	295,000	276,872
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 6.8006% 8/15/2039 (b)(c)(d)	3,384,000	3,393,370
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.5107% 2/15/2047 (d)	628,000	601,310
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.7096% 1/15/2048 (c)(d)	525,000	448,875
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	848,419	829,626
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	603,511	594,262
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (c)	385,000	365,750
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)	50,000	37,875
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)	76,000	48,830
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (c)(d)	630,000	572,606
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (c)(d)	629,818	538,816
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1265% 4/15/2038 (b)(c)(d)	695,000	694,566
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6265% 4/15/2038 (b)(c)(d)	552,000	551,655
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.7972% 10/5/2039 (c)(d)	846,000	844,146
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(d)	675,000	660,572
KNDR Trust Series 2021-KIND Class B, CME Term SOFR 1 month Index + 1.4645%, 5.7845% 8/15/2038 (b)(c)(d)	173,575	171,188
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.1845% 8/15/2038 (b)(c)(d)	322,353	318,122
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.7345% 8/15/2038 (b)(c)(d)	1,689,129	1,670,126
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3174% 3/15/2042 (b)(c)(d)	619,000	619,000
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.9529% 10/15/2041 (b)(c)(d)	950,000	953,563
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8% 6/15/2039 (b)(c)(d)	1,000,000	999,375
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7489% 6/15/2039 (b)(c)(d)	355,000	355,040
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6071% 5/15/2039 (b)(c)(d)	7,860,000	7,702,800
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1058% 5/15/2039 (b)(c)(d)	1,986,000	1,881,735
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.405% 5/15/2039 (b)(c)(d)	1,113,000	1,051,785
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8538% 5/15/2039 (b)(c)(d)	1,354,000	1,266,945
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.3065% 3/15/2038 (b)(c)(d)	67,643	67,474
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5265% 3/15/2038 (b)(c)(d)	161,000	160,195
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8265% 3/15/2038 (b)(c)(d)	224,000	222,600
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1765% 3/15/2038 (b)(c)(d)	195,300	193,347
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (c)(d)	318,000	326,551
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (c)	300,000	309,563
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0274% 4/15/2038 (b)(c)(d)	2,314,400	2,312,230
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6274% 4/15/2038 (b)(c)(d)	800,000	784,000
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8265% 5/15/2038 (b)(c)(d)	269,600	267,578
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6265% 7/15/2038 (b)(c)(d)	2,327,000	2,321,182
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1765% 7/15/2038 (b)(c)(d)	2,473,000	2,466,818
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.9168% 1/15/2027 (b)(c)(d)	2,119,502	2,111,554
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5711% 1/15/2027 (b)(c)(d)	1,185,098	1,180,654
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2694% 1/15/2027 (b)(c)(d)	1,041,063	1,031,689
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8047% 5/15/2046 (c)(d)	204,000	178,715
Morgan Stanley Capital I Trust Series 2012-C4 Class D, 5.3359% 3/15/2045 (c)(d)	109,521	108,095
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0163% 5/15/2048 (d)	850,000	809,948
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0163% 5/15/2048 (d)	716,000	644,594
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB, 3.626% 12/15/2048	901,168	898,960
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	2,090,000	2,024,693
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,455,606
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,200,000	1,152,896
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	250,000	237,787
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,017,356	918,749
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (c)	307,836	239,872
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,284,000	1,129,123
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	185,000	181,652
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	1,437,751	1,383,807
Morgan Stanley Capital I Trust Series 2020-HR8 Class AS, 2.298% 7/15/2053	112,000	94,183
Morgan Stanley Capital I Trust Series 2020-HR8 Class B, 2.704% 7/15/2053	270,000	227,380
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (c)	1,569,550	1,642,981
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.866% 5/5/2029 (c)(d)(l)	15,939,051	523,736
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(d)	349,000	324,964
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 3.9477% 9/24/2057 (c)(d)	376,000	350,632
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8761% 12/15/2056 (d)	64,000	70,553
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0181% 12/15/2056 (d)	716,000	786,289
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (c)	24,000	19,775
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.5% 1/15/2037 (c)(d)	2,266,000	1,692,022
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(d)	2,011,000	2,044,603
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4009% 11/15/2040 (b)(c)(d)	1,289,827	1,295,471
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1499% 11/15/2040 (b)(c)(d)	1,461,600	1,467,997
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.5478% 11/15/2040 (b)(c)(d)	400,000	401,750
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 10.9956% 11/15/2040 (b)(c)(d)	280,000	281,050
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.7414% 11/15/2040 (b)(c)(d)	800,000	803,000
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 4.9105% 10/15/2036 (b)(c)(d)	2,538,190	2,525,499
OPG Trust Series 2021-PORT Class C, CME Term SOFR 1 month Index + 0.9465%, 5.2585% 10/15/2036 (b)(c)(d)	3,120,000	3,104,400
OPG Trust Series 2021-PORT Class F, CME Term SOFR 1 month Index + 2.0625%, 6.3745% 10/15/2036 (b)(c)(d)	390,000	388,294
OPG Trust Series 2021-PORT Class G, CME Term SOFR 1 month Index + 2.5125%, 6.8245% 10/15/2036 (b)(c)(d)	975,000	972,563
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (c)	1,786,000	1,449,339
PRM5 Trust Series 2025-PRM5 Class D, 5.2495% 3/10/2033 (c)(d)	391,000	385,961
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)	1,772,000	1,881,073
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5004% 11/15/2034 (b)(c)(d)	536,000	536,175
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.4989% 11/15/2034 (b)(c)(d)	447,000	447,115
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9119% 10/15/2041 (b)(c)(d)	452,000	454,684
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7619% 10/15/2041 (b)(c)(d)	237,000	238,407
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3119% 2/15/2039 (b)(c)(d)	501,000	491,606
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9619% 2/15/2039 (b)(c)(d)	261,000	255,454
SREIT Trust Series 2021-FLWR Class E, CME Term SOFR 1 month Index + 2.0385%, 6.3505% 7/15/2036 (b)(c)(d)	931,583	929,837
SREIT Trust Series 2021-FLWR Class F, CME Term SOFR 1 month Index + 2.787%, 7.099% 7/15/2036 (b)(c)(d)	465,792	464,918
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.6923% 10/15/2038 (b)(c)(d)	744,000	731,424
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.1571% 11/15/2038 (b)(c)(d)	20,573,866	20,535,291
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5061% 11/15/2038 (b)(c)(d)	8,672,637	8,656,377
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7553% 11/15/2038 (b)(c)(d)	608,779	607,638
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0045% 11/15/2038 (b)(c)(d)	3,228,592	3,222,538
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4001% 11/15/2038 (b)(c)(d)	2,734,575	2,735,813
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0426% 10/15/2034 (b)(c)(d)	694,000	687,020
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.977% 11/15/2036 (b)(c)(d)	1,523,000	1,505,067
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.626% 11/15/2036 (b)(c)(d)	252,000	248,445
Swch Coml Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5463% 3/15/2042 (b)(c)(d)	2,557,000	2,545,787
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5548% 12/15/2039 (b)(c)(d)	30,668,000	30,677,649
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9043% 12/15/2039 (b)(c)(d)	2,999,000	3,017,764
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3037% 12/15/2039 (b)(c)(d)	5,588,000	5,594,889
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 7.0527% 12/15/2039 (b)(c)(d)	1,410,000	1,412,385
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.5797% 12/10/2033 (c)(d)	500,000	526,579
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	1,834,846	1,806,203
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.6765% 7/15/2039 (b)(c)(d)	500,000	476,719
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	1,569,000	1,287,368
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)	80,000	63,583
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class A4, 3.637% 6/15/2048	4,030,372	4,015,491
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB, 2.514% 8/15/2049	2,504,400	2,481,027
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	775,000	664,814
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4763% 7/15/2048 (b)(c)(d)	4,000,000	4,004,942
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	2,975,430	2,930,925
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class ASB, 2.825% 10/15/2049	802,536	794,452
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	2,133,546	2,094,333
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class ASB, 3.486% 12/15/2059	2,609,651	2,588,957
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4036% 11/15/2049 (d)	560,000	536,747
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	754,789	745,468
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	847,413	837,463
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (d)	100,000	95,293
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5, 3.729% 5/15/2052	5,000,000	4,764,070
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	169,797	166,855
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	787,478	753,174
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (c)	250,000	184,431
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6265% 5/15/2031 (b)(c)(d)	1,021,000	1,016,736
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.6145%, 7.0265% 2/15/2040 (b)(c)(d)	600,000	602,755
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (c)(d)	480,000	486,041
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3336% 11/15/2057 (d)	166,000	171,216
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3026% 8/15/2041 (b)(c)(d)	1,100,000	1,106,165
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.003% 8/15/2041 (b)(c)(d)	2,700,000	2,715,280
WFCM Series 2022-C62 Class B, 4.3516% 4/15/2055 (d)	886,000	795,028
TOTAL UNITED STATES		743,602,218
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $739,714,905)		743,602,218

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (h)	236	4,012
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Joann Inc (h)	68,801	1
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc (h)(m)	3,883	337,434
New Fortress Energy Inc (n)	59,662	596,620
		934,054
Financials - 0.0%
Banks - 0.0%
First Republic Bank/CA (m)	3,000	30
Financial Services - 0.0%
Carnelian Point Holdings LP warrants (h)(m)	350	1,022
TOTAL FINANCIALS		1,052

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (h)	35,749	446,863
Cano Health LLC warrants (h)(m)	1,756	7,269
		454,132
TOTAL UNITED STATES		1,393,251
TOTAL COMMON STOCKS (Cost $1,554,684)		1,393,251

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	3,594,302	4,472,660
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc 1.25% 6/1/2030 (c)	993,000	924,483
ON Semiconductor Corp 0% 5/1/2027 (o)	1,042,000	1,164,539
Wolfspeed Inc 1.875% 12/1/2029	3,258,000	1,231,524
		3,320,546
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (c)(o)	1,697,000	1,590,938
TOTAL INFORMATION TECHNOLOGY		4,911,484

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	1,353,000	1,268,438
Redfin Corp 0.5% 4/1/2027	2,459,000	1,954,905
		3,223,343
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	662,000	688,047
Independent Power and Renewable Electricity Producers - 0.0%
XPLR Infrastructure LP 0% 11/15/2025 (c)(p)	236,000	223,964
XPLR Infrastructure LP 2.5% 6/15/2026 (c)	1,114,000	1,052,049
		1,276,013
TOTAL UTILITIES		1,964,060

TOTAL UNITED STATES		14,571,547
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $14,702,453)		14,571,547

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (c)		1,235,000	1,173,596
Angola Republic 8.75% 4/14/2032 (c)		500,000	446,200
Angola Republic 9.375% 5/8/2048 (c)		838,000	690,303
Angola Republic 9.5% 11/12/2025 (c)		400,000	401,871
TOTAL ANGOLA			2,711,970
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (f)		9,332,918	6,801,154
Argentine Republic 1% 7/9/2029		1,029,443	786,495
Argentine Republic 3.5% 7/9/2041 (f)		1,593,000	936,684
Argentine Republic 4.125% 7/9/2035 (f)		7,244,239	4,567,493
Argentine Republic 5% 1/9/2038 (f)		2,974,000	1,991,688
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (o)		367,706	124,946
Provincia de Cordoba 6.875% 12/10/2025 (c)(f)		113,336	111,681
Provincia de Cordoba 6.99% 6/1/2027 (c)(f)		510,000	489,182
TOTAL ARGENTINA			15,809,323
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (c)		824,000	701,109
AUSTRALIA - 0.0%
Australian Commonwealth 1.25% 5/21/2032	AUD	610,000	311,142
Australian Commonwealth 1.75% 11/21/2032 (q)	AUD	3,785,000	1,976,177
TOTAL AUSTRALIA			2,287,319
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (c)		838,000	801,086
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (c)		515,000	476,653
Bahrain Kingdom 7.5% 2/12/2036 (c)		400,000	420,460
TOTAL BAHRAIN			897,113
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (c)		805,000	779,345
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (c)		960,000	902,400
Republic of Benin 8.375% 1/23/2041 (c)		200,000	191,688
TOTAL BENIN			1,094,088
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (c)		1,025,000	887,056
Bermuda 3.717% 1/25/2027 (c)		339,000	331,267
Bermuda 4.75% 2/15/2029 (c)		475,000	468,450
Bermuda 5% 7/15/2032 (c)		146,000	143,033
TOTAL BERMUDA			1,829,806
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		1,088,000	995,520
Federative Republic of Brazil 6% 10/20/2033		756,000	732,753
Federative Republic of Brazil 7.125% 1/20/2037		900,000	956,250
Federative Republic of Brazil 7.125% 5/13/2054		950,000	918,508
Federative Republic of Brazil 8.25% 1/20/2034		1,012,000	1,131,416
TOTAL BRAZIL			4,734,447
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	435,000	277,170
Canadian Government 2.75% 6/1/2033	CAD	3,000,000	2,061,756
Canadian Government 3% 6/1/2034	CAD	465,000	324,497
TOTAL CANADA			2,663,423
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,169,000	1,896,531
Chilean Republic 2.75% 1/31/2027		430,000	413,875
Chilean Republic 3.1% 1/22/2061		1,325,000	814,875
Chilean Republic 3.5% 1/31/2034		287,000	252,962
Chilean Republic 4% 1/31/2052		475,000	366,866
Chilean Republic 4.34% 3/7/2042		439,000	379,447
Chilean Republic 5.33% 1/5/2054		400,000	380,000
TOTAL CHILE			4,504,556
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		1,542,000	1,312,813
Colombian Republic 3.125% 4/15/2031		627,000	510,535
Colombian Republic 3.25% 4/22/2032		544,000	427,013
Colombian Republic 5% 6/15/2045		2,525,000	1,757,400
Colombian Republic 5.2% 5/15/2049		740,000	512,583
Colombian Republic 7.375% 9/18/2037		105,000	101,902
Colombian Republic 7.5% 2/2/2034		270,000	270,486
Colombian Republic 8% 11/14/2035		2,195,000	2,244,388
Colombian Republic 8% 4/20/2033		518,000	539,046
Colombian Republic 8.75% 11/14/2053		2,825,000	2,912,010
TOTAL COLOMBIA			10,588,176
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (c)		650,000	586,300
Republic of Costa Rica 7.3% 11/13/2054 (c)		300,000	315,579
TOTAL COSTA RICA			901,879
COTE D'IVOIRE - 0.0%
Ivory Coast Government International Bond 6.125% 6/15/2033 (c)		500,000	449,530
Ivory Coast Government International Bond 6.375% 3/3/2028 (c)		1,583,000	1,576,462
Ivory Coast Government International Bond 8.25% 1/30/2037 (c)		850,000	825,563
TOTAL COTE D'IVOIRE			2,851,555
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 4.5% 1/30/2030 (c)		1,341,000	1,250,902
Dominican Republic 4.875% 9/23/2032 (c)		1,870,000	1,706,375
Dominican Republic 5.3% 1/21/2041 (c)		350,000	303,734
Dominican Republic 5.95% 1/25/2027 (c)		3,200,000	3,219,008
Dominican Republic 6% 7/19/2028 (c)		2,781,000	2,798,910
Dominican Republic 6.5% 2/15/2048 (c)		1,000	968
Dominican Republic 6.6% 6/1/2036 (c)		261,000	262,175
Dominican Republic 6.85% 1/27/2045 (c)		327,000	328,880
Dominican Republic 7.05% 2/3/2031 (c)		612,000	636,639
Dominican Republic 7.15% 2/24/2055 (c)		580,000	599,755
Dominican Republic 7.45% 4/30/2044 (c)		342,000	365,420
TOTAL DOMINICAN REPUBLIC			11,472,766
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (c)(f)		1,933,000	1,040,631
Republic of Ecuador 6.9% 7/31/2030 (c)(f)		915,806	604,248
TOTAL ECUADOR			1,644,879
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (c)		797,000	788,034
Arab Republic of Egypt 7.5% 2/16/2061 (c)		1,590,000	1,119,917
Arab Republic of Egypt 7.6003% 3/1/2029 (c)		1,135,000	1,099,792
Arab Republic of Egypt 7.625% 5/29/2032 (c)		235,000	207,763
Arab Republic of Egypt 7.903% 2/21/2048 (c)		969,000	726,866
Arab Republic of Egypt 8.5% 1/31/2047 (c)		650,000	515,938
Arab Republic of Egypt 8.7002% 3/1/2049 (c)		380,000	305,155
TOTAL EGYPT			4,763,465
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (c)		265,000	5,300
El Salvador Republic 7.1246% 1/20/2050 (c)		475,000	404,049
El Salvador Republic 7.65% 6/15/2035 (c)		255,000	245,055
El Salvador Republic 9.25% 4/17/2030 (c)		900,000	954,000
El Salvador Republic 9.65% 11/21/2054 (c)		205,000	217,710
TOTAL EL SALVADOR			1,826,114
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (c)		529,000	426,342
Gabonese Republic 7% 11/24/2031 (c)		708,000	570,162
TOTAL GABON			996,504
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (c)		735,000	699,858
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (q)	EUR	1,180,000	1,327,534
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (c)(o)		35,572	27,804
Ghana Republic 0% 7/3/2026 (c)(o)		27,000	25,189
Ghana Republic 5% 7/3/2029 (c)(f)		520,250	461,904
Ghana Republic 5% 7/3/2035 (c)(f)		431,500	317,899
TOTAL GHANA			832,796
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (c)		102,000	99,182
Guatemala Government Bond 4.9% 6/1/2030 (c)		177,000	169,478
Guatemala Government Bond 5.375% 4/24/2032 (c)		755,000	724,800
Guatemala Government Bond 6.125% 6/1/2050 (c)		42,000	38,272
Guatemala Government Bond 6.6% 6/13/2036 (c)		726,000	733,260
TOTAL GUATEMALA			1,764,992
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (c)		1,200,000	976,500
Hungary Government 3.125% 9/21/2051 (c)		710,000	443,935
Hungary Government 5.25% 6/16/2029 (c)		582,000	580,545
Hungary Government 5.5% 6/16/2034 (c)		632,000	623,310
Hungary Government 6.125% 5/22/2028 (c)		217,000	222,638
Hungary Government 6.75% 9/25/2052 (c)		70,000	74,899
TOTAL HUNGARY			2,921,827
INDONESIA - 0.2%
Indonesia Government 3.5% 2/14/2050		795,000	582,656
Indonesia Government 3.85% 10/15/2030		416,000	394,680
Indonesia Government 4.1% 4/24/2028		968,000	952,270
Indonesia Government 4.2% 10/15/2050		8,500,000	7,044,970
Indonesia Government 4.35% 1/11/2048		232,000	198,360
Indonesia Government 5.125% 1/15/2045 (c)		1,556,000	1,495,565
Indonesia Government 5.25% 1/17/2042 (c)		564,000	555,427
Indonesia Government 5.95% 1/8/2046 (c)		325,000	341,656
Indonesia Government 6.75% 1/15/2044 (c)		400,000	457,500
Indonesia Government 7.75% 1/17/2038 (c)		1,395,000	1,700,156
Indonesia Government 8.5% 10/12/2035 (c)		1,945,000	2,434,897
TOTAL INDONESIA			16,158,137
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,264,000	852,684
Israel Government 5.75% 3/12/2054		436,000	410,549
TOTAL ISRAEL			1,263,233
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		300,000	306,600
Jamaican Government 7.875% 7/28/2045		373,000	434,802
TOTAL JAMAICA			741,402
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	134,500,000	858,625
Japan Government Treasury Bills 0% 7/22/2025 (o)	JPY	191,300,000	1,269,034
TOTAL JAPAN			2,127,659
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (c)		186,000	165,947
Jordan Government 7.5% 1/13/2029 (c)		850,000	855,576
TOTAL JORDAN			1,021,523
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (c)		193,000	156,390
Republic of Kenya Government Bond 7.25% 2/28/2028 (c)		485,000	474,694
Republic of Kenya Government Bond 9.75% 2/16/2031 (c)		590,000	596,638
Republic of Kenya Government International Bond 9.5% 3/5/2036 (c)		200,000	193,400
TOTAL KENYA			1,421,122
LEBANON - 0.0%
Lebanon Republic 6.375% (j)(q)		350,000	65,800
Lebanon Republic 8.25% (j)(q)		1,200,000	227,400
TOTAL LEBANON			293,200
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		202,000	169,781
United Mexican States 3.25% 4/16/2030		2,250,000	2,019,375
United Mexican States 3.5% 2/12/2034		1,237,000	1,015,082
United Mexican States 3.75% 1/11/2028		1,138,000	1,099,763
United Mexican States 3.75% 4/19/2071		1,050,000	605,955
United Mexican States 3.771% 5/24/2061		280,000	167,019
United Mexican States 4.5% 4/22/2029		226,000	219,080
United Mexican States 4.875% 5/19/2033		378,000	348,588
United Mexican States 5.75% 10/12/2110		465,000	370,373
United Mexican States 6% 5/7/2036		653,000	633,737
United Mexican States 6.05% 1/11/2040		1,101,000	1,045,234
United Mexican States 6.338% 5/4/2053		846,000	782,550
United Mexican States 6.35% 2/9/2035		538,000	541,228
United Mexican States 6.875% 5/13/2037		370,000	380,397
United Mexican States 7.375% 5/13/2055		610,000	635,620
TOTAL MEXICO			10,033,782
MONGOLIA - 0.0%
Mongolia Government 7.875% 6/5/2029 (c)		200,000	207,749
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (c)		1,210,000	1,254,189
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (c)		801,000	836,292
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (c)		1,851,000	1,730,111
Republic of Nigeria 6.5% 11/28/2027 (c)		530,000	516,888
Republic of Nigeria 7.143% 2/23/2030 (c)		583,000	545,379
Republic of Nigeria 7.625% 11/21/2025 (c)		555,000	558,297
Republic of Nigeria 7.696% 2/23/2038 (c)		535,000	452,278
Republic of Nigeria 7.875% 2/16/2032 (c)		850,000	792,098
TOTAL NIGERIA			4,595,051
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (c)		2,247,000	2,268,066
Oman Sultanate 6% 8/1/2029 (c)		550,000	563,255
Oman Sultanate 6.25% 1/25/2031 (c)		725,000	755,146
Oman Sultanate 6.5% 3/8/2047 (c)		550,000	562,293
Oman Sultanate 6.75% 1/17/2048 (c)		1,187,000	1,238,931
Oman Sultanate 7% 1/25/2051 (c)		35,000	37,569
TOTAL OMAN			5,425,260
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (c)		665,000	640,887
Islamic Republic of Pakistan 6.875% 12/5/2027 (c)		400,000	372,000
Islamic Republic of Pakistan 7.375% 4/8/2031 (c)		1,349,000	1,177,508
TOTAL PAKISTAN			2,190,395
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		605,000	442,074
Panamanian Republic 3.298% 1/19/2033		425,000	332,775
Panamanian Republic 3.87% 7/23/2060		835,000	462,966
Panamanian Republic 4.5% 4/16/2050		1,230,000	805,958
Panamanian Republic 4.5% 5/15/2047		350,000	236,250
Panamanian Republic 6.4% 2/14/2035		65,000	61,525
Panamanian Republic 6.853% 3/28/2054		200,000	179,000
Panamanian Republic 7.875% 3/1/2057		400,000	399,452
Panamanian Republic 8% 3/1/2038		256,000	267,904
TOTAL PANAMA			3,187,904
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (c)		1,050,000	870,975
Republic of Paraguay 4.95% 4/28/2031 (c)		679,000	662,466
Republic of Paraguay 5.4% 3/30/2050 (c)		30,000	26,297
Republic of Paraguay 6% 2/9/2036 (c)		377,000	382,421
Republic of Paraguay 6.65% 3/4/2055 (c)		270,000	273,105
TOTAL PARAGUAY			2,215,264
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		905,000	790,382
Peruvian Republic 3% 1/15/2034		475,000	392,222
Peruvian Republic 3.3% 3/11/2041		986,000	737,959
TOTAL PERU			1,920,563
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		471,000	304,678
Philippine Republic 2.95% 5/5/2045		350,000	240,625
Philippine Republic 3.556% 9/29/2032		200,000	181,250
Philippine Republic 5% 7/17/2033		400,000	396,500
Philippine Republic 5.5% 1/17/2048		500,000	496,250
Philippine Republic 5.6% 5/14/2049		520,000	520,000
Philippine Republic 5.95% 10/13/2047		450,000	470,813
TOTAL PHILIPPINES			2,610,116
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (c)		700,000	696,388
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (c)		400,000	417,928
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (c)		655,000	662,722
Republic of Poland 5.5% 3/18/2054		280,000	268,114
Republic of Poland 5.5% 4/4/2053		836,000	804,207
Republic of Poland 5.75% 11/16/2032		235,000	244,675
TOTAL POLAND			3,094,034
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (c)		850,000	739,500
State of Qatar 4.625% 6/2/2046 (c)		1,935,000	1,768,106
State of Qatar 4.817% 3/14/2049 (c)		1,114,000	1,035,675
State of Qatar 5.103% 4/23/2048 (c)		1,411,000	1,366,906
State of Qatar 9.75% 6/15/2030 (c)		461,000	574,088
TOTAL QATAR			5,484,275
ROMANIA - 0.0%
Romanian Republic 3% 2/27/2027 (c)		528,000	506,537
Romanian Republic 3.625% 3/27/2032 (c)		300,000	251,532
Romanian Republic 4% 2/14/2051 (c)		575,000	367,281
Romanian Republic 6.625% 2/17/2028 (c)		568,000	583,166
Romanian Republic 7.125% 1/17/2033 (c)		309,000	316,725
Romanian Republic 7.5% 2/10/2037 (c)		868,000	890,785
TOTAL ROMANIA			2,916,026
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (c)		832,000	644,800
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (c)		854,000	698,145
Kingdom of Saudi Arabia 3.25% 10/22/2030 (c)		2,500,000	2,296,094
Kingdom of Saudi Arabia 3.45% 2/2/2061 (c)		1,300,000	831,188
Kingdom of Saudi Arabia 3.75% 1/21/2055 (c)		915,000	638,784
Kingdom of Saudi Arabia 4.5% 10/26/2046 (c)		1,465,000	1,228,311
Kingdom of Saudi Arabia 4.5% 4/22/2060 (c)		1,530,000	1,221,131
Kingdom of Saudi Arabia 4.625% 10/4/2047 (c)		840,000	712,163
Kingdom of Saudi Arabia 5% 1/18/2053 (c)		320,000	280,599
Kingdom of Saudi Arabia 5.75% 1/16/2054 (c)		300,000	292,125
TOTAL SAUDI ARABIA			8,198,540
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (c)		765,000	597,182
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (c)		1,283,000	1,056,871
Republic of Serbia 6% 6/12/2034 (c)		495,000	495,619
Republic of Serbia 6.5% 9/26/2033 (c)		663,000	691,178
TOTAL SERBIA			2,243,668
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		527,000	515,143
South African Republic 4.85% 9/30/2029		650,000	611,689
South African Republic 5% 10/12/2046		511,000	361,533
South African Republic 5.65% 9/27/2047		460,000	349,599
South African Republic 5.75% 9/30/2049		740,000	562,400
South African Republic 5.875% 4/20/2032		673,000	639,350
South African Republic 7.1% 11/19/2036 (c)		855,000	838,883
TOTAL SOUTH AFRICA			3,878,597
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (c)(f)		494,767	439,972
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (c)(f)		706,457	566,851
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (c)(f)		385,802	317,033
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (c)(f)		192,819	156,497
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (c)(f)		122,830	85,047
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (c)		267,038	249,280
TOTAL SRI LANKA			1,814,680
TAJIKISTAN - 0.0%
Republic of Tajikistan 7.125% 9/14/2027 (c)		685,000	674,725
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,564,000	1,543,961
Turkish Republic 4.75% 1/26/2026		808,000	803,960
Turkish Republic 4.875% 10/9/2026		2,100,000	2,077,688
Turkish Republic 4.875% 4/16/2043		1,685,000	1,215,833
Turkish Republic 5.125% 2/17/2028		735,000	718,233
Turkish Republic 5.75% 5/11/2047		860,000	669,716
Turkish Republic 5.875% 6/26/2031		650,000	616,484
Turkish Republic 6% 1/14/2041		1,085,000	916,147
Turkish Republic 6% 3/25/2027		132,000	132,825
Turkish Republic 6.625% 2/17/2045		452,000	394,935
Turkish Republic 7.125% 7/17/2032		464,000	463,058
Turkish Republic 7.625% 5/15/2034		535,000	550,883
Turkish Republic 9.125% 7/13/2030		555,000	617,798
Turkish Republic 9.375% 1/19/2033		1,253,000	1,420,589
Turkish Republic 9.375% 3/14/2029		1,729,000	1,908,384
Turkish Republic 9.875% 1/15/2028		1,186,000	1,309,071
TOTAL TURKEY			15,359,565
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (c)(f)		260,986	145,761
Ukraine Government 0% 2/1/2034 (c)(f)		377,380	163,406
Ukraine Government 0% 2/1/2035 (c)(f)		1,000,912	656,598
Ukraine Government 0% 2/1/2036 (c)(f)		756,758	494,541
Ukraine Government 0% 8/1/2041 (c)(d)		100,000	82,375
Ukraine Government 1.75% 2/1/2029 (c)(f)		942,735	672,641
Ukraine Government 1.75% 2/1/2034 (c)(f)		1,875,101	1,104,434
Ukraine Government 1.75% 2/1/2035 (c)(f)		463,727	268,498
Ukraine Government 1.75% 2/1/2036 (c)(f)		155,212	88,316
TOTAL UKRAINE			3,676,570
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (c)		1,482,000	989,087
Emirate of Abu Dhabi 3.125% 9/30/2049 (c)		2,221,000	1,531,801
Emirate of Abu Dhabi 3.875% 4/16/2050 (c)		1,169,000	921,686
Emirate of Abu Dhabi 5.5% 4/30/2054 (c)		527,000	533,588
Emirate of Dubai 3.9% 9/9/2050 (q)		1,820,000	1,328,031
Emirate of Dubai 5.25% 1/30/2043 (q)		200,000	194,313
TOTAL UNITED ARAB EMIRATES			5,498,506
UNITED KINGDOM - 0.0%
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (q)	GBP	350,000	433,155
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		936,000	875,160
Uruguay Republic 5.75% 10/28/2034		596,000	618,648
TOTAL URUGUAY			1,493,808
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (c)		300,000	256,968
Republic of Uzbekistan 3.9% 10/19/2031 (c)		281,000	237,533
TOTAL UZBEKISTAN			494,501
VENEZUELA - 0.0%
Venezuela Republic 9.25% (j)		1,720,000	350,020
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (c)		800,000	499,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $192,547,305)			196,261,173

Non-Convertible Corporate Bonds - 28.5%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (c)		250,000	253,124
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (c)		390,000	398,190
YPF SA 8.25% 1/17/2034 (c)		385,000	392,219

TOTAL ARGENTINA			790,409
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 2.688% 3/11/2031 (c)		1,138,000	994,795
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		297,000	277,917
Westpac Banking Corp 4.11% 7/24/2034 (d)		405,000	388,662
			1,661,374
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (q)	EUR	1,095,000	1,042,651
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(q)	GBP	415,000	472,065
Materials - 0.0%
Metals & Mining - 0.0%
FMG Resources August 2006 Pty Ltd 5.875% 4/15/2030 (c)		1,123,000	1,118,676
Mineral Resources Ltd 8% 11/1/2027 (c)		934,000	943,960
Mineral Resources Ltd 8.5% 5/1/2030 (c)		1,813,000	1,832,387
Mineral Resources Ltd 9.25% 10/1/2028 (c)		649,000	671,525
			4,566,548
TOTAL AUSTRALIA			7,742,638
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (c)		1,830,000	1,849,160
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (q)		200,000	208,338

TOTAL AZERBAIJAN			2,057,498
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (c)		1,100,000	1,128,875
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)		1,630,000	1,580,108
BELGIUM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)		1,000,000	976,160
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		377,000	386,075
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		2,806,000	2,852,934
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		20,398,000	21,435,559
			24,674,568
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (q)	EUR	500,000	531,118
Financials - 0.0%
Banks - 0.0%
KBC Group NV 6.324% 9/21/2034 (c)(d)		1,675,000	1,789,381
TOTAL BELGIUM			27,971,227
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (c)		985,000	993,840
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (c)		385,000	404,698
NBM US Holdings Inc 6.625% 8/6/2029 (c)		855,000	853,115
			1,257,813
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (c)		155,000	152,481
Marb Bondco PLC 3.95% 1/29/2031 (c)		615,000	527,916
			680,397
TOTAL CONSUMER STAPLES			1,938,210

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (c)		1,080,573	1,020,061
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		1,661,218	1,769,197
			2,789,258
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (c)		1,242,872	1,050,364
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (c)		300,000	301,050
			1,351,414
TOTAL ENERGY			4,140,672

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (c)		948,000	969,690
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 6.95% 1/17/2028 (c)		237,000	247,147
Embraer Netherlands Finance BV 7% 7/28/2030 (c)		740,000	792,081
			1,039,228
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 8/28/2029 (c)		615,254	367,614
Azul Secured Finance LLP 11.93% 8/28/2028 (c)		320,292	294,893
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 3% 1/28/2030 pay-in-kind (b)(c)(d)		190,807	218,474
			880,981
TOTAL INDUSTRIALS			1,920,209

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (c)		558,000	392,386
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)		955,000	888,437
Braskem Netherlands Finance BV 8% 10/15/2034 (c)		104,000	99,865
Braskem Netherlands Finance BV 8.5% 1/12/2031 (c)		759,000	762,985
			2,143,673
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (c)		553,000	529,874
CSN Resources SA 5.875% 4/8/2032 (c)		820,000	664,200
CSN Resources SA 8.875% 12/5/2030 (c)		200,000	197,200
ERO Copper Corp 6.5% 2/15/2030 (c)		2,666,000	2,606,015
Nexa Resources SA 6.5% 1/18/2028 (c)		324,000	331,906
Nexa Resources SA 6.75% 4/9/2034 (c)		400,000	417,600
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		3,722,382	3,668,966
Usiminas International Sarl 7.5% 1/27/2032 (c)		870,000	879,222
Vale Overseas Ltd 6.4% 6/28/2054		708,000	710,053
			10,005,036
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (c)		340,000	351,475
Suzano Austria GmbH 3.75% 1/15/2031		414,000	374,670
Suzano Austria GmbH 5% 1/15/2030		1,100,000	1,074,665
			1,800,810
TOTAL MATERIALS			13,949,519

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (c)		486,000	509,996
TOTAL BRAZIL			24,422,136
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (c)		830,000	815,243
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (c)		1,924,000	1,924,000
Golar LNG Ltd 7.75% 9/19/2029 (c)(q)		1,600,000	1,605,280

TOTAL CAMEROON			3,529,280
CANADA - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (d)		498,000	500,207
Rogers Communications Inc 7.125% 4/15/2055 (d)		498,000	500,927
			1,001,134
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		1,878,000	1,712,497
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (c)		1,845,000	1,783,859
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		1,438,000	1,438,667
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		1,280,000	1,301,569
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)		15,000	15,510
			6,252,102
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (c)		240,000	205,195
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		379,000	355,750
			560,945
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (c)		963,000	941,431
Canadian Natural Resources Ltd 2.05% 7/15/2025		5,600,000	5,544,380
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,800,000	2,754,278
Canadian Natural Resources Ltd 5.85% 2/1/2035		1,246,000	1,270,799
Canadian Natural Resources Ltd 6.25% 3/15/2038		800,000	839,768
Cenovus Energy Inc 2.65% 1/15/2032		2,134,000	1,809,466
Cenovus Energy Inc 3.75% 2/15/2052		210,000	147,914
Cenovus Energy Inc 5.25% 6/15/2037		1,485,000	1,431,426
Cenovus Energy Inc 5.4% 6/15/2047		168,000	153,147
Cenovus Energy Inc 6.75% 11/15/2039		257,000	282,673
Parkland Corp 4.5% 10/1/2029 (c)		569,000	538,909
Parkland Corp 4.625% 5/1/2030 (c)		2,183,000	2,049,152
Parkland Corp 6.625% 8/15/2032 (c)		1,061,000	1,070,245
Vermilion Energy Inc 7.25% 2/15/2033 (c)		200,000	194,514
			19,028,102
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(q)	EUR	2,800,000	2,908,838
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (c)		639,000	628,137
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (c)		1,213,000	1,217,520
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (c)		561,000	568,755
Bombardier Inc 7.25% 7/1/2031 (c)		1,161,000	1,188,040
Bombardier Inc 7.875% 4/15/2027 (c)		736,000	739,322
Bombardier Inc 8.75% 11/15/2030 (c)		1,175,000	1,258,134
			3,754,251
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (c)		420,000	431,063
Garda World Security Corp 8.375% 11/15/2032 (c)		1,283,000	1,318,770
Wrangler Holdco Corp 6.625% 4/1/2032 (c)		1,909,000	1,954,675
			3,704,508
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (c)		1,213,000	1,187,359
TOTAL INDUSTRIALS			8,646,118

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (c)		1,250,000	1,149,383
Open Text Corp 3.875% 2/15/2028 (c)		803,000	760,466
Open Text Holdings Inc 4.125% 12/1/2031 (c)		1,732,000	1,551,837
Open Text Holdings Inc 4.125% 2/15/2030 (c)		1,159,000	1,070,507
			4,532,193
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		2,885,000	2,840,111
Methanex Corp 5.25% 12/15/2029		918,000	896,130
Methanex Corp 5.65% 12/1/2044		1,932,000	1,679,447
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		1,279,000	1,214,080
NOVA Chemicals Corp 5.25% 6/1/2027 (c)		2,090,000	2,078,801
NOVA Chemicals Corp 7% 12/1/2031 (c)		780,000	807,328
NOVA Chemicals Corp 8.5% 11/15/2028 (c)		1,074,000	1,139,183
NOVA Chemicals Corp 9% 2/15/2030 (c)		265,000	286,211
			10,941,291
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		696,000	688,323
TOTAL MATERIALS			11,629,614

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		57,000	56,119
TOTAL CANADA			56,460,822
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		1,830,000	1,746,515
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 5.125% 1/15/2028 (c)		949,000	896,217
TOTAL COMMUNICATION SERVICES			2,642,732

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)		281,000	282,826
Empresa Nacional del Petroleo 6.15% 5/10/2033 (c)		569,000	576,873
			859,699
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		1,180,000	1,182,362
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (c)		1,571,000	1,340,628
Corp Nacional del Cobre de Chile 3% 9/30/2029 (c)		254,000	230,664
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (c)		548,000	496,968
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (c)		1,283,000	882,063
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (c)		80,000	63,650
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (c)		400,000	385,382
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (c)		800,000	810,750
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (c)		700,000	698,845
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		315,000	326,714
			5,235,664
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (c)		692,000	599,134
TOTAL MATERIALS			5,834,798

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (c)		400,000	395,952
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (c)		465,000	474,877
			870,829
TOTAL CHILE			11,390,420
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 2.375% 10/9/2030		744,000	659,325
Tencent Holdings Ltd 1.81% 1/26/2026 (c)		350,000	341,485
Tencent Holdings Ltd 2.39% 6/3/2030 (c)		800,000	715,992
Tencent Holdings Ltd 3.975% 4/11/2029 (c)		56,000	54,855
			1,771,657
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031		200,000	173,767
JD.com Inc 3.375% 1/14/2030		1,077,000	1,016,462
Prosus NV 3.061% 7/13/2031 (c)		590,000	505,742
Prosus NV 3.68% 1/21/2030 (c)		1,014,000	930,346
Prosus NV 4.027% 8/3/2050 (c)		734,000	501,312
Prosus NV 4.193% 1/19/2032 (c)		600,000	543,750
			3,671,379
Hotels, Restaurants & Leisure - 0.0%
Meituan 2.125% 10/28/2025 (c)		400,000	393,194
Meituan 3.05% 10/28/2030 (c)		800,000	728,752
Meituan 4.625% 10/2/2029 (c)		590,000	584,690
			1,706,636
TOTAL CONSUMER DISCRETIONARY			5,378,015

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (c)		750,000	689,752
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (c)		825,000	805,613
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (c)		807,000	804,086
TOTAL CHINA			9,449,123
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (c)		615,000	528,131
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (c)		541,000	520,880
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		3,325,000	1,695,750
Ecopetrol SA 4.625% 11/2/2031		610,000	517,219
Ecopetrol SA 8.375% 1/19/2036		410,000	405,654
Ecopetrol SA 8.875% 1/13/2033		2,092,000	2,184,989
Geopark Ltd 5.5% 1/17/2027 (c)		994,000	989,537
Geopark Ltd 8.75% 1/31/2030 (c)		655,000	640,230
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		2,812,000	2,602,647
			9,036,026
TOTAL ENERGY			9,556,906

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (d)		319,000	334,870
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (c)		715,000	715,951
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		3,352,000	2,929,648
Termocandelaria Power SA 7.75% 9/17/2031 (c)		645,000	658,487
			3,588,135
TOTAL COLOMBIA			14,723,993
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		1,930,000	1,942,120
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (c)		500,000	542,655
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (q)	EUR	1,300,000	1,096,456
CPI Property Group SA 6% 1/27/2032 (q)	EUR	1,100,000	1,166,702
			2,263,158
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (c)		800,000	812,248
TOTAL CZECH REPUBLIC			3,075,406
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (q)	EUR	725,000	756,915
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (q)	EUR	325,000	351,053
TOTAL CONSUMER STAPLES			1,107,968

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(q)	EUR	2,200,000	2,362,181
Jyske Bank A/S 5% 10/26/2028 (d)(q)	EUR	535,000	584,834
Jyske Bank A/S 5.125% 5/1/2035 (d)(q)	EUR	271,000	298,187
			3,245,202
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 4.125% 3/1/2035 (q)	EUR	1,100,000	1,186,517
TOTAL DENMARK			5,539,687
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (c)		475,000	481,897
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		2,074,000	2,129,695
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (q)	EUR	1,150,000	1,241,806
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (c)		818,000	774,891
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (q)	EUR	200,000	211,016
TOTAL FINLAND			4,357,408
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (c)		1,375,000	1,066,371
Altice France SA 5.125% 7/15/2029 (c)		7,115,000	5,519,842
Altice France SA 5.5% 1/15/2028 (c)		3,640,000	2,929,802
Altice France SA 5.5% 10/15/2029 (c)		1,200,000	937,355
Iliad Holding SASU 7% 4/15/2032 (c)		1,160,000	1,171,388
Iliad Holding SASU 8.5% 4/15/2031 (c)		2,022,000	2,153,929
			13,778,687
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (d)(q)	EUR	500,000	549,642
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (c)		3,231,000	3,377,978
Viridien 8.75% 4/1/2027 (c)		2,146,000	2,190,311
			5,568,289
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		1,350,000	1,232,159
BNP Paribas SA 2.219% 6/9/2026 (c)(d)		4,250,000	4,220,212
BNP Paribas SA 2.5% 3/31/2032 (d)(q)	EUR	1,800,000	1,838,258
BNP Paribas SA 3.945% 2/18/2037 (d)(q)	EUR	2,000,000	2,074,161
BNP Paribas SA 4.125% 5/24/2033 (q)	EUR	600,000	664,970
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		15,318,000	15,708,139
BPCE SA 4.25% 7/16/2035 (d)(q)	EUR	300,000	317,767
BPCE SA 5.716% 1/18/2030 (c)(d)		500,000	510,853
BPCE SA 7.003% 10/19/2034 (c)(d)		425,000	466,143
Societe Generale SA 1.488% 12/14/2026 (c)(d)		11,855,000	11,555,419
Societe Generale SA 4.75% 11/24/2025 (c)		200,000	199,750
Societe Generale SA 5.5% 4/13/2029 (c)(d)		10,119,000	10,242,354
Societe Generale SA 6.691% 1/10/2034 (c)(d)		1,900,000	2,017,675
			51,047,860
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (q)	EUR	800,000	914,962
Electricite de France SA 5.5% 1/25/2035 (q)	GBP	200,000	245,064
			1,160,026
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (q)	EUR	600,000	642,045
Engie SA 4.25% 9/6/2034 (q)	EUR	1,300,000	1,439,340
			2,081,385
TOTAL UTILITIES			3,241,411

TOTAL FRANCE			74,185,889
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (c)		356,000	313,504
GERMANY - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (q)	EUR	600,000	652,905
Schaeffler AG 4.75% 8/14/2029 (q)	EUR	1,200,000	1,269,696
ZF Europe Finance BV 4.75% 1/31/2029 (q)	EUR	1,100,000	1,126,993
ZF North America Capital Inc 4.75% 4/29/2025 (c)		423,000	422,451
ZF North America Capital Inc 6.75% 4/23/2030 (c)		1,603,000	1,577,044
ZF North America Capital Inc 6.875% 4/14/2028 (c)		365,000	368,681
ZF North America Capital Inc 6.875% 4/23/2032 (c)		2,159,000	2,085,936
			7,503,706
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (q)	EUR	500,000	522,687
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (d)(q)	EUR	600,000	628,487
Commerzbank AG 8.625% 2/28/2033 (d)(q)	GBP	700,000	947,778
			1,576,265
Capital Markets - 0.4%
Deutsche Bank AG 3.25% 5/24/2028 (d)(q)	EUR	600,000	626,521
Deutsche Bank AG 4.5% 4/1/2025		2,787,000	2,785,534
Deutsche Bank AG 4.5% 7/12/2035 (d)(q)	EUR	500,000	543,566
Deutsche Bank AG 6.125% 12/12/2030 (d)(q)	GBP	1,200,000	1,556,755
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (d)		3,000,000	2,699,975
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)		25,000,000	24,883,790
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (d)		5,000,000	5,086,988
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)		2,411,000	2,523,948
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)		6,093,000	6,475,140
			47,182,217
Financial Services - 0.0%
KfW 1.125% 6/15/2037 (q)	EUR	1,750,000	1,501,602
TOTAL FINANCIALS			50,260,084

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 4.625% 5/26/2033 (q)	EUR	370,000	406,966
Bayer US Finance II LLC 4.25% 12/15/2025 (c)		1,700,000	1,691,306
Bayer US Finance LLC 6.375% 11/21/2030 (c)		1,295,000	1,354,066
Bayer US Finance LLC 6.5% 11/21/2033 (c)		1,460,000	1,524,893
			4,977,231
Industrials - 0.0%
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (c)		1,292,000	1,300,890
TK Elevator US Newco Inc 5.25% 7/15/2027 (c)		2,927,000	2,897,823
			4,198,713
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE 3.875% 1/20/2035 (q)	EUR	900,000	934,119
Sirius Real Estate Ltd 4% 1/22/2032 (q)	EUR	600,000	622,111
			1,556,230
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (q)	EUR	1,000,000	1,041,837
Amprion GmbH 3.625% 5/21/2031 (q)	EUR	300,000	319,203
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (d)(q)	EUR	1,600,000	1,537,353
EnBW International Finance BV 3.5% 7/22/2031 (q)	EUR	200,000	212,775
EnBW International Finance BV 3.75% 11/20/2035 (q)	EUR	2,100,000	2,211,787
			5,322,955
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (c)		1,731,000	1,771,319
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (q)	EUR	1,825,000	1,917,898
TOTAL UTILITIES			9,012,172

TOTAL GERMANY			78,030,823
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		814,000	777,622
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		285,000	276,450
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		2,468,000	2,356,941
Tullow Oil PLC 10.25% 5/15/2026 (c)		3,196,000	2,853,708

TOTAL GHANA			6,264,721
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		1,105,000	1,135,179
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (c)		1,050,000	961,432
Millicom International Cellular SA 4.5% 4/27/2031 (c)		2,645,000	2,359,473
Millicom International Cellular SA 6.25% 3/25/2029 (c)		630,000	623,322
Millicom International Cellular SA 7.375% 4/2/2032 (c)		677,000	688,678
			4,632,905
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (c)		903,000	865,164
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (c)		1,000,000	962,760
TOTAL GUATEMALA			6,460,829
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (c)		625,000	485,058
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(q)		975,000	899,962
			1,385,020
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		1,163,000	1,071,219
TOTAL HONG KONG			2,456,239
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (c)		400,000	407,252
OTP Bank Nyrt 8.75% 5/15/2033 (d)(q)		400,000	428,200
			835,452
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (q)		215,000	220,779
TOTAL HUNGARY			1,056,231
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (c)		300,000	298,200
Shriram Finance Ltd 6.625% 4/22/2027 (c)		925,000	932,743
			1,230,943
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (c)		715,000	688,892
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (c)		755,000	746,272
TOTAL INDIA			2,666,107
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (c)		845,000	852,901
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (c)		707,000	746,839
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (c)		293,000	297,999
Pertamina Persero PT 4.175% 1/21/2050 (c)		373,000	291,126
			2,188,865
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (c)		400,000	398,000
Freeport Indonesia PT 5.315% 4/14/2032 (c)		750,000	745,313
Freeport Indonesia PT 6.2% 4/14/2052 (c)		400,000	402,500
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (c)		1,307,000	1,323,180
			2,868,993
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (c)		361,000	362,805
TOTAL INDONESIA			5,420,663
IRELAND - 0.7%
Financials - 0.5%
Banks - 0.0%
Bank of Ireland Group PLC 4.625% 11/13/2029 (d)(q)	EUR	400,000	439,173
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		954,000	919,927
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		2,269,000	2,131,055
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		32,899,000	29,241,935
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		276,000	275,531
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		9,162,000	9,253,797
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		12,100,000	12,440,066
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		2,392,000	2,468,680
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		603,000	605,761
			57,336,752
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		1,229,000	1,218,246
GGAM Finance Ltd 6.875% 4/15/2029 (c)		253,000	258,341
GGAM Finance Ltd 7.75% 5/15/2026 (c)		1,066,000	1,081,164
GGAM Finance Ltd 8% 2/15/2027 (c)		2,084,000	2,155,604
GGAM Finance Ltd 8% 6/15/2028 (c)		2,510,000	2,651,866
TrueNoord Capital DAC 8.75% 3/1/2030 (c)		1,480,000	1,513,967
			8,879,188
Industrials - 0.2%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)		155,000	155,283
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (c)		30,498,000	30,304,565
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)		2,716,000	2,701,682
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (c)		2,062,000	2,105,800
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)		3,501,000	3,628,152
			38,740,199
TOTAL INDUSTRIALS			38,895,482

TOTAL IRELAND			105,550,595
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(q)		1,359,000	1,345,695
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(q)		1,884,000	1,799,314
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(q)		290,000	267,569
Energean PLC 6.5% 4/30/2027 (c)		1,695,000	1,689,288
Leviathan Bond Ltd 6.125% 6/30/2025 (c)(q)		595,000	593,899
			5,695,765
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		2,058,000	1,991,059
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,156,000	1,254,177
			3,245,236
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (c)(q)		200,000	177,076
TOTAL ISRAEL			9,118,077
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		3,523,000	3,193,255
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)		4,470,000	4,484,528
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		2,747,000	2,951,000
UniCredit SpA 5.459% 6/30/2035 (c)(d)		1,477,000	1,449,746
UniCredit SpA 5.861% 6/19/2032 (c)(d)		1,042,000	1,047,466
			13,125,995
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (c)		700,000	707,829
Enel Finance International NV 7.5% 10/14/2032 (c)		245,000	277,604
Enel SpA 3.375% (d)(q)(r)	EUR	345,000	357,994
			1,343,427
TOTAL ITALY			14,469,422
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (c)		425,000	425,225
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		785,000	664,550
KazMunayGas National Co JSC 5.375% 4/24/2030 (c)		443,000	436,550
KazMunayGas National Co JSC 5.75% 4/19/2047 (c)		42,000	36,986
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (c)		875,000	758,450

TOTAL KAZAKHSTAN			1,896,536
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (c)		542,000	556,994
POSCO 5.875% 1/17/2033 (c)		200,000	209,894

TOTAL KOREA (SOUTH)			766,888
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
EQUATE Petrochemical Co KSC 4.25% 11/3/2026 (c)		134,000	131,487
MEGlobal BV 2.625% 4/28/2028 (c)		546,000	502,491
MEGlobal Canada ULC 5% 5/18/2025 (c)		390,000	389,407

TOTAL KUWAIT			1,023,385
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		5,051,000	3,962,149
Altice France Holding SA 6% 2/15/2028 (c)		1,085,000	334,154
			4,296,303
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)		565,000	526,337
Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (q)	EUR	630,000	703,719
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		200,000	207,574
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	643,200	238,699
			1,149,992
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)		952,000	899,977
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)		255,000	263,062
			1,163,039
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		872,000	796,899
Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (q)	EUR	300,000	328,998
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (q)	EUR	2,095,000	2,031,489
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (q)	EUR	2,445,000	2,373,567
Logicor Financing Sarl 1.625% 1/17/2030 (q)	EUR	420,000	400,217
Logicor Financing Sarl 2% 1/17/2034 (q)	EUR	1,365,000	1,227,331
Logicor Financing Sarl 4.25% 7/18/2029 (q)	EUR	100,000	107,157
P3 Group Sarl 4% 4/19/2032 (q)	EUR	600,000	631,317
			6,771,078
TOTAL REAL ESTATE			7,100,076

TOTAL LUXEMBOURG			15,032,646
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (c)		750,000	668,002
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (c)		890,000	604,880
Petronas Capital Ltd 3.5% 4/21/2030 (c)		643,000	605,886
			1,210,766
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (c)		1,150,000	1,126,736
TOTAL MALAYSIA			3,005,504
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (c)		1,808,000	1,809,663
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (c)		410,000	329,152
Hotels, Restaurants & Leisure - 0.0%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (c)		400,000	425,520
TOTAL CONSUMER DISCRETIONARY			754,672

Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (c)		690,000	661,538
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
FEL Energy VI SARL 5.75% 12/1/2040 (c)		472,662	441,991
Petroleos Mexicanos 10% 2/7/2033		3,000,000	3,118,950
Petroleos Mexicanos 4.5% 1/23/2026		1,357,000	1,326,576
Petroleos Mexicanos 5.35% 2/12/2028		758,000	701,832
Petroleos Mexicanos 5.95% 1/28/2031		69,380,000	58,896,683
Petroleos Mexicanos 6.35% 2/12/2048		11,201,000	7,465,467
Petroleos Mexicanos 6.49% 1/23/2027		435,000	426,626
Petroleos Mexicanos 6.5% 3/13/2027		2,144,000	2,100,262
Petroleos Mexicanos 6.5% 6/2/2041		168,000	119,372
Petroleos Mexicanos 6.625% 6/15/2035		2,975,000	2,372,949
Petroleos Mexicanos 6.7% 2/16/2032		13,731,000	12,037,968
Petroleos Mexicanos 6.75% 9/21/2047		10,203,000	7,023,745
Petroleos Mexicanos 6.95% 1/28/2060		8,285,000	5,692,624
Petroleos Mexicanos 7.69% 1/23/2050		64,771,000	48,928,013
Petroleos Mexicanos 8.75% 6/2/2029		1,000,000	1,005,900
			151,658,958
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (c)		435,000	431,118
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (c)		732,000	724,131
Materials - 0.1%
Chemicals - 0.1%
Braskem Idesa SAPI 6.99% 2/20/2032 (c)		640,000	494,547
Braskem Idesa SAPI 7.45% 11/15/2029 (c)		1,104,000	925,980
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (c)		688,000	659,293
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (c)		600,000	496,188
			2,576,008
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (c)		400,000	286,000
TOTAL MATERIALS			2,862,008

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (c)		745,000	764,034
Saavi Energia Sarl 8.875% 2/10/2035 (c)		1,125,000	1,133,663
			1,897,697
TOTAL MEXICO			158,990,122
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (c)		1,365,000	1,209,731
OCP SA 5.125% 6/23/2051 (c)		275,000	214,156
OCP SA 6.75% 5/2/2034 (c)		295,000	304,588
OCP SA 6.875% 4/25/2044 (c)		384,000	377,760
OCP SA 7.5% 5/2/2054 (c)		400,000	411,500

TOTAL MOROCCO			2,517,735
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (q)	EUR	400,000	425,923
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (q)	EUR	895,000	971,897
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (c)		547,000	503,572
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (q)	EUR	1,000,000	1,116,020
Sigma Holdco BV 7.875% 5/15/2026 (c)		775,000	775,256
			1,891,276
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (q)	EUR	1,100,000	1,181,409
Cooperatieve Rabobank UA 1.125% 5/7/2031 (q)	EUR	1,300,000	1,204,376
ING Groep NV 3% 8/17/2031 (d)(q)	EUR	3,600,000	3,700,514
ING Groep NV 4.5% 5/23/2029 (d)(q)	EUR	1,300,000	1,413,372
			7,499,671
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (d)(q)		2,430,000	2,434,345
TOTAL FINANCIALS			9,934,016

Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (c)		1,487,000	1,476,181
Trivium Packaging Finance BV 8.5% 8/15/2027 (c)		1,198,000	1,196,225
			2,672,406
TOTAL NETHERLANDS			16,399,090
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (c)		599,000	587,140
IHS Holding Ltd 6.25% 11/29/2028 (c)		330,000	319,482
IHS Holding Ltd 7.875% 5/29/2030 (c)		1,405,000	1,400,167
IHS Holding Ltd 8.25% 11/29/2031 (c)		970,000	965,890
			3,272,679
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (c)		105,000	104,895
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (c)		532,793	532,900
TOTAL NIGERIA			3,910,474
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		389,000	397,633
TGS ASA 8.5% 1/15/2030 (c)		925,000	962,972
			1,360,605
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (d)(q)	EUR	400,000	384,484
TOTAL NORWAY			1,745,089
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		2,984,000	2,924,320
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (c)		1,335,000	1,221,525
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		4,200,000	4,243,661
TOTAL COMMUNICATION SERVICES			8,389,506

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (c)		348,000	255,780
TOTAL PANAMA			8,645,286
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (c)		400,000	397,860
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (c)		558,000	549,630
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(d)		690,000	680,030
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (c)		200,000	213,140
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (c)		530,000	525,892
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (c)		560,000	565,998
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		2,809,000	2,739,112
			3,831,002
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (c)		490,000	482,498
TOTAL PERU			5,756,300
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (c)		715,000	728,261
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (q)	EUR	525,000	506,987
TOTAL POLAND			1,235,248
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (d)(q)	EUR	300,000	313,079
Utilities - 0.0%
Electric Utilities - 0.0%
EDP Servicios Financieros Espana SA 3.5% 7/21/2031 (q)	EUR	625,000	659,577
TOTAL PORTUGAL			972,656
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)		1,902,000	1,433,796
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		2,366,000	2,020,886

TOTAL PUERTO RICO			3,454,682
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (c)		475,000	419,039
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (c)		1,280,000	1,218,432
QatarEnergy 2.25% 7/12/2031 (c)		2,350,000	2,019,544
QatarEnergy 3.125% 7/12/2041 (c)		1,468,000	1,099,796
QatarEnergy 3.3% 7/12/2051 (c)		2,351,000	1,631,006
			5,968,778
TOTAL QATAR			6,387,817
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (c)		1,971,388	1,737,325
SA Global Sukuk Ltd 1.602% 6/17/2026 (c)		1,424,000	1,365,559
Saudi Arabian Oil Co 2.25% 11/24/2030 (c)		2,445,000	2,118,715
Saudi Arabian Oil Co 3.25% 11/24/2050 (c)		695,000	460,959
Saudi Arabian Oil Co 3.5% 11/24/2070 (c)		1,009,000	640,271
Saudi Arabian Oil Co 3.5% 4/16/2029 (c)		1,272,000	1,206,848
Saudi Arabian Oil Co 4.25% 4/16/2039 (c)		1,731,000	1,510,298
Saudi Arabian Oil Co 4.375% 4/16/2049 (c)		295,000	240,726
Saudi Arabian Oil Co 5.875% 7/17/2064 (c)		200,000	191,459
			9,472,160
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (q)		600,000	599,976
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (c)		850,000	860,141
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		675,000	674,156
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (c)		1,205,000	1,236,631
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (c)		605,000	628,633
			3,399,561
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (c)		515,000	516,331
TOTAL SAUDI ARABIA			13,988,028
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (c)		710,000	709,959
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		4,007,000	3,521,151
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (c)		292,000	294,190
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		976,000	940,044
Sasol Financing USA LLC 5.5% 3/18/2031		210,000	179,132
Sasol Financing USA LLC 6.5% 9/27/2028		450,000	434,043
Sasol Financing USA LLC 8.75% 5/3/2029 (c)		305,000	310,822
			1,864,041
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (c)		1,200,000	1,194,756
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (c)		163,000	168,909
			1,363,665
TOTAL SOUTH AFRICA			7,043,047
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		1,200,000	1,234,624
CaixaBank SA 3.625% 9/19/2032 (d)(q)	EUR	1,600,000	1,685,291
			2,919,915
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)		1,155,000	1,091,795
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (q)	EUR	1,600,000	1,735,166
TOTAL HEALTH CARE			2,826,961

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (c)		280,000	264,097
TOTAL SPAIN			6,010,973
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (q)	EUR	1,500,000	1,496,857
Heimstaden Bostad AB 3.875% 11/5/2029 (q)	EUR	1,700,000	1,766,211
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (q)	EUR	1,465,000	1,331,653

TOTAL SWEDEN			4,594,721
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (c)(d)		4,044,000	3,866,328
UBS Group AG 2.125% 11/15/2029 (d)(q)	GBP	335,000	381,768
UBS Group AG 2.193% 6/5/2026 (c)(d)		3,100,000	3,080,179
UBS Group AG 3.75% 3/26/2025		250,000	249,856
UBS Group AG 3.869% 1/12/2029 (c)(d)		2,511,000	2,455,338
UBS Group AG 4.125% 6/9/2033 (d)(q)	EUR	2,170,000	2,358,965
UBS Group AG 4.125% 9/24/2025 (c)		200,000	199,424
UBS Group AG 4.194% 4/1/2031 (c)(d)		28,941,000	27,902,430
UBS Group AG 4.55% 4/17/2026		250,000	250,159
UBS Group AG 4.75% 3/17/2032 (d)(q)	EUR	1,900,000	2,127,436
UBS Group AG 5.428% 2/8/2030 (c)(d)		17,100,000	17,434,435
UBS Group AG 5.699% 2/8/2035 (c)(d)		2,000,000	2,063,874
UBS Group AG 6.537% 8/12/2033 (c)(d)		10,849,000	11,701,795
			74,071,987
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		200,000	199,109
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(q)		1,605,000	1,399,133
			1,598,242
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (c)		3,883,000	3,503,657
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (c)		1,265,000	1,251,385
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)		585,000	584,930
			5,339,972
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		1,483,000	1,509,163
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		790,000	686,549
			2,195,712
TOTAL SWITZERLAND			83,205,913
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		4,390,000	4,453,084
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (c)		1,089,000	744,615
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (c)		500,000	524,715
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (c)		952,000	966,375
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (c)		1,321,000	1,303,471
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (c)		373,500	376,368
TOTAL TURKEY			3,170,929
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (q)		493,958	481,609
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (c)		575,000	532,594
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (c)		208,624	182,462
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (c)		2,550,000	2,132,820
			2,847,876
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (c)		690,000	652,913
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (c)		410,000	424,222
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (c)		1,075,000	987,550
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (c)		200,000	190,260
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (c)		850,000	792,098
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (c)		486,000	500,356
			3,547,399
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (c)		1,133,000	1,067,739
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (c)		671,000	635,108
			1,702,847
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (d)(q)		545,000	550,450
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (c)		900,000	710,487
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (c)		431,000	424,350
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (c)		400,000	389,420
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (c)		705,000	672,394
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (c)		80,000	79,992
			2,276,643
TOTAL UNITED ARAB EMIRATES			10,925,215
UNITED KINGDOM - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		605,000	554,584
Virgin Media Finance PLC 5% 7/15/2030 (c)		914,000	793,240
			1,347,824
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (c)		2,067,000	1,838,372
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (c)		1,740,000	1,509,175
Vodafone Group PLC 4.875% 10/3/2078 (d)(q)	GBP	385,000	482,780
			1,991,955
TOTAL COMMUNICATION SERVICES			5,178,151

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)		1,369,000	1,417,982
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)		540,000	564,081
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		1,318,000	1,386,304
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (c)		440,000	460,159
			3,828,526
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (c)		2,055,000	2,055,000
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (q)	GBP	150,000	147,327
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC 3.25% 9/16/2033 (q)	EUR	800,000	836,519
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (c)		1,105,000	1,087,788
Motion Finco Sarl 8.375% 2/15/2032 (c)		180,000	184,570
Whitbread Group PLC 2.375% 5/31/2027 (q)	GBP	100,000	118,723
			2,227,600
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (q)	GBP	1,755,000	1,799,994
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		1,851,000	1,848,446
TOTAL CONSUMER DISCRETIONARY			11,906,893

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (q)	GBP	720,000	815,252
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (q)	EUR	885,000	959,704
Tobacco - 0.4%
BAT Capital Corp 4.7% 4/2/2027		3,039,000	3,043,408
BAT Capital Corp 4.906% 4/2/2030		45,877,000	46,023,572
BAT Capital Corp 5.282% 4/2/2050		1,336,000	1,208,026
BAT Capital Corp 5.834% 2/20/2031		2,719,000	2,833,427
BAT Capital Corp 6.421% 8/2/2033		2,494,000	2,678,550
BAT International Finance PLC 4.125% 4/12/2032 (q)	EUR	2,190,000	2,350,273
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (q)	EUR	2,010,000	2,263,214
Imperial Brands Finance PLC 6.125% 7/27/2027 (c)		3,927,000	4,049,195
Reynolds American Inc 4.45% 6/12/2025		33,000	32,974
Reynolds American Inc 5.7% 8/15/2035		228,000	231,719
Reynolds American Inc 5.85% 8/15/2045		180,000	175,474
			64,889,832
TOTAL CONSUMER STAPLES			66,664,788

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (c)		5,277,000	5,917,739
Harbour Energy PLC 5.5% 10/15/2026 (c)		190,000	189,860
			6,107,599
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (d)		8,400,000	8,064,255
Barclays PLC 2.645% 6/24/2031 (d)		6,962,000	6,197,728
Barclays PLC 5.262% 1/29/2034 (d)(q)	EUR	2,755,000	3,176,421
Barclays PLC 5.335% 9/10/2035 (d)		2,500,000	2,465,551
Barclays PLC 5.69% 3/12/2030 (d)		32,272,000	33,079,977
Barclays PLC 5.829% 5/9/2027 (d)		3,236,000	3,277,015
Barclays PLC 6.224% 5/9/2034 (d)		6,663,000	7,014,436
Barclays PLC 6.49% 9/13/2029 (d)		12,895,000	13,555,456
Barclays PLC 7.437% 11/2/2033 (d)		3,317,000	3,724,188
Barclays PLC 8.407% 11/14/2032 (d)(q)	GBP	200,000	269,544
HSBC Holdings PLC 4.856% 5/23/2033 (d)(q)	EUR	775,000	877,141
HSBC Holdings PLC 6.254% 3/9/2034 (d)		500,000	531,083
HSBC Holdings PLC 6.8% 9/14/2031 (d)	GBP	1,800,000	2,428,680
HSBC Holdings PLC 7.39% 11/3/2028 (d)		200,000	212,433
HSBC Holdings PLC 8.201% 11/16/2034 (d)(q)	GBP	400,000	553,959
Lloyds Banking Group PLC 4.5% 1/11/2029 (d)(q)	EUR	625,000	677,091
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(q)	EUR	2,480,000	2,763,229
NatWest Group PLC 2.105% 11/28/2031 (d)(q)	GBP	1,185,000	1,419,736
NatWest Group PLC 3.073% 5/22/2028 (d)		2,615,000	2,525,107
NatWest Group PLC 4.771% 2/16/2029 (d)(q)	EUR	1,760,000	1,922,701
NatWest Group PLC 5.847% 3/2/2027 (d)		5,629,000	5,697,585
NatWest Group PLC 7.416% 6/6/2033 (d)(q)	GBP	380,000	503,751
Santander UK Group Holdings PLC 3.625% 1/14/2026 (q)	GBP	358,000	445,946
Virgin Money UK PLC 7.625% 8/23/2029 (d)(q)	GBP	1,135,000	1,539,814
			102,922,827
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (q)	EUR	975,000	1,027,465
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (q)	GBP	975,000	1,388,884
TOTAL FINANCIALS			105,339,176

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)		625,000	581,292
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
OT Midco Ltd 10% 2/15/2030 (c)		1,595,000	1,481,830
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (q)	EUR	1,590,000	1,669,262
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (q)	GBP	463,000	569,468
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (q)	GBP	1,000,000	1,267,603
TOTAL INDUSTRIALS			4,988,163

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)		1,011,000	1,069,251
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (q)	GBP	400,000	498,248
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (q)	EUR	510,000	515,398
TOTAL REAL ESTATE			1,013,646

Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (d)(q)	EUR	805,000	810,224
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (q)	EUR	800,000	838,795
			1,649,019
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (q)	EUR	825,000	864,514
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		2,135,000	2,117,045
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)		1,150,000	1,154,312
			3,271,357
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (q)	GBP	180,000	192,525
Anglian Water Services Financing PLC 5.875% 6/20/2031 (q)	GBP	810,000	1,035,469
Anglian Water Services Financing PLC 6.25% 9/12/2044 (q)	GBP	350,000	430,510
Anglian Water Services Financing PLC 6.293% 7/30/2030 (q)	GBP	625,000	813,336
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (q)	EUR	1,025,000	1,082,541
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (q)	GBP	385,000	452,333
South West Water Finance PLC 5.75% 12/11/2032 (q)	GBP	175,000	223,761
Southern Water Services Finance Ltd 1.625% 3/30/2027 (q)	GBP	265,000	298,257
Southern Water Services Finance Ltd 2.375% 5/28/2028 (q)	GBP	440,000	485,584
SW Finance I PLC 7.375% 12/12/2041 (q)	GBP	304,000	380,197
United Utilities Water Finance PLC 3.5% 2/27/2033 (q)	EUR	625,000	649,216
			6,043,729
TOTAL UTILITIES			11,828,619

TOTAL UNITED KINGDOM			214,677,578
UNITED STATES - 22.7%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033		39,785,000	32,751,418
AT&T Inc 3.65% 9/15/2059		712,000	491,749
AT&T Inc 3.8% 12/1/2057		3,772,000	2,708,998
AT&T Inc 4.3% 2/15/2030		1,115,000	1,094,165
AT&T Inc 4.5% 3/9/2048		10,000	8,465
AT&T Inc 5.15% 11/15/2046		500,000	470,461
Cablevision Lightpath LLC 5.625% 9/15/2028 (c)		871,000	803,905
Consolidated Communications Inc 5% 10/1/2028 (c)		701,000	669,044
Frontier Communications Holdings LLC 5% 5/1/2028 (c)		2,970,000	2,938,981
Frontier Communications Holdings LLC 5.875% 11/1/2029		308,000	308,124
Frontier Communications Holdings LLC 6.75% 5/1/2029 (c)		890,000	901,467
Level 3 Financing Inc 10% 10/15/2032 (c)		185,000	185,276
Level 3 Financing Inc 10.5% 5/15/2030 (c)		2,469,000	2,688,125
Level 3 Financing Inc 11% 11/15/2029 (c)		351,548	398,912
Level 3 Financing Inc 3.625% 1/15/2029 (c)		977,000	761,842
Level 3 Financing Inc 3.75% 7/15/2029 (c)		890,000	685,300
Level 3 Financing Inc 3.875% 10/15/2030 (c)		1,695,000	1,326,727
Level 3 Financing Inc 4% 4/15/2031 (c)		470,000	365,425
Level 3 Financing Inc 4.25% 7/1/2028 (c)		170,000	151,300
Level 3 Financing Inc 4.5% 4/1/2030 (c)		1,705,000	1,406,625
Level 3 Financing Inc 4.875% 6/15/2029 (c)		70,000	60,550
Lumen Technologies Inc 4.5% 1/15/2029 (c)		200,000	165,531
Verizon Communications Inc 2.355% 3/15/2032		2,900,000	2,457,569
Verizon Communications Inc 2.55% 3/21/2031		37,892,000	33,335,197
Verizon Communications Inc 2.987% 10/30/2056		1,624,000	1,005,659
Verizon Communications Inc 3.75% 2/28/2036	EUR	425,000	449,263
Verizon Communications Inc 4.78% 2/15/2035 (c)		1,373,000	1,340,680
Verizon Communications Inc 4.862% 8/21/2046		875,000	804,876
Verizon Communications Inc 5.012% 4/15/2049		38,000	36,276
			90,771,910
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (c)		960,000	971,979
Media - 1.7%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		1,930,000	1,827,833
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		1,603,000	1,343,747
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)		280,000	251,202
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		3,633,000	3,201,127
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (c)		3,493,000	3,019,636
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (c)		3,439,000	3,204,346
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)		1,000,000	975,389
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)(s)		2,704,000	2,629,498
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		8,821,000	7,922,221
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,564,000	4,514,300
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		60,406,000	55,019,298
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		36,046,000	29,885,456
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		8,964,000	7,569,889
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,937,000	2,420,597
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		1,936,000	1,713,869
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		10,972,000	11,331,700
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		11,763,000	11,431,201
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		4,974,000	5,155,031
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (c)		692,000	676,544
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)		951,000	843,067
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		1,777,000	1,814,521
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)(s)		1,334,000	1,404,910
Comcast Corp 3.9% 3/1/2038		71,000	61,602
Comcast Corp 4.65% 7/15/2042		162,000	145,978
CSC Holdings LLC 3.375% 2/15/2031 (c)		4,330,000	3,078,420
CSC Holdings LLC 4.125% 12/1/2030 (c)		325,000	238,875
CSC Holdings LLC 4.625% 12/1/2030 (c)		3,870,000	2,054,290
CSC Holdings LLC 5.375% 2/1/2028 (c)		1,430,000	1,227,408
CSC Holdings LLC 5.5% 4/15/2027 (c)		600,000	556,819
Discovery Communications LLC 3.625% 5/15/2030		9,339,000	8,484,665
Discovery Communications LLC 4.125% 5/15/2029		2,981,000	2,829,517
Discovery Communications LLC 5% 9/20/2037		7,649,000	6,591,340
DISH DBS Corp 5.125% 6/1/2029		2,875,000	1,939,591
DISH DBS Corp 7.375% 7/1/2028		780,000	578,210
DISH Network Corp 11.75% 11/15/2027 (c)		1,240,000	1,308,413
EchoStar Corp 10.75% 11/30/2029		10,059,734	10,787,613
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		2,218,227	2,077,250
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (c)		1,323,000	1,389,830
Sirius XM Radio LLC 3.875% 9/1/2031 (c)(s)		2,100,000	1,821,342
Sirius XM Radio LLC 4.125% 7/1/2030 (c)		635,000	570,321
Time Warner Cable LLC 5.5% 9/1/2041		16,000	14,148
Time Warner Cable LLC 5.875% 11/15/2040		1,356,000	1,256,905
Time Warner Cable LLC 6.55% 5/1/2037		157,000	156,510
Time Warner Cable LLC 6.75% 6/15/2039		674,000	681,168
Time Warner Cable LLC 7.3% 7/1/2038		211,000	223,237
Univision Communications Inc 4.5% 5/1/2029 (c)		1,712,000	1,544,790
Univision Communications Inc 6.625% 6/1/2027 (c)		787,000	788,620
Univision Communications Inc 7.375% 6/30/2030 (c)		995,000	971,964
Univision Communications Inc 8% 8/15/2028 (c)		899,000	913,204
Univision Communications Inc 8.5% 7/31/2031 (c)		1,666,000	1,660,862
Warnermedia Holdings Inc 3.755% 3/15/2027		1,340,000	1,308,021
Warnermedia Holdings Inc 4.054% 3/15/2029		5,266,000	5,002,604
Warnermedia Holdings Inc 4.279% 3/15/2032		51,686,000	46,431,102
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	850,000	894,446
Warnermedia Holdings Inc 5.05% 3/15/2042		1,419,000	1,175,684
Warnermedia Holdings Inc 5.141% 3/15/2052		35,897,000	27,706,836
			294,626,967
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		25,802,000	21,961,487
T-Mobile USA Inc 3.875% 4/15/2030		39,205,000	37,543,699
T-Mobile USA Inc 4.375% 4/15/2040		207,000	184,656
T-Mobile USA Inc 4.5% 4/15/2050		407,000	344,257
T-Mobile USA Inc 5.05% 7/15/2033		2,000,000	1,994,146
			62,028,245
TOTAL COMMUNICATION SERVICES			448,399,101

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		990,000	990,027
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		955,000	977,089
Patrick Industries Inc 6.375% 11/1/2032 (c)		515,000	511,857
			2,478,973
Automobiles - 0.0%
General Motors Financial Co Inc 4.35% 4/9/2025		3,810,000	3,807,895
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		4,121,000	4,141,795
			7,949,690
Broadline Retail - 0.0%
CMG Media Corp 8.875% 6/18/2029 (c)		520,000	434,304
Kohl's Corp 4.25% 7/17/2025		1,427,000	1,414,500
Nordstrom Inc 4.375% 4/1/2030 (s)		1,668,000	1,530,611
Wayfair LLC 7.25% 10/31/2029 (c)(s)		1,449,000	1,471,626
			4,851,041
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (c)		809,000	855,573
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		349,000	317,343
Service Corp International/US 5.125% 6/1/2029		1,004,000	986,850
Service Corp International/US 5.75% 10/15/2032		689,000	683,544
Sotheby's 7.375% 10/15/2027 (c)		1,872,000	1,855,348
StoneMor Inc 8.5% 5/15/2029 (c)		1,305,000	1,194,245
TKC Holdings Inc 10.5% 5/15/2029 (c)		2,509,000	2,563,689
TKC Holdings Inc 6.875% 5/15/2028 (c)		1,015,000	1,017,690
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)		2,737,000	2,729,694
			11,348,403
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc 5% 2/1/2028 (c)		1,496,000	1,470,411
Caesars Entertainment Inc 4.625% 10/15/2029 (c)		600,000	566,969
Caesars Entertainment Inc 6% 10/15/2032 (c)		1,409,000	1,373,948
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		1,483,000	1,504,213
Caesars Entertainment Inc 7% 2/15/2030 (c)		1,160,000	1,194,912
Caesars Entertainment Inc 8.125% 7/1/2027 (c)		415,000	418,986
Carnival Corp 5.75% 3/1/2027 (c)		346,000	346,883
Carnival Corp 5.75% 3/15/2030 (c)		2,020,000	2,026,371
Carnival Corp 6% 5/1/2029 (c)		1,412,000	1,415,763
Carnival Corp 6.125% 2/15/2033 (c)		980,000	986,406
Carnival Corp 7.625% 3/1/2026 (c)		2,818,000	2,822,777
ClubCorp Holdings Inc 8.5% 9/15/2025 (c)		275,000	269,561
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)		1,365,000	1,290,669
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)		2,589,000	2,407,432
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		2,614,000	2,315,853
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)		1,566,000	1,436,651
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		614,000	615,415
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		229,000	230,870
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)		1,031,000	1,046,723
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)		2,152,000	2,176,385
Life Time Inc 6% 11/15/2031 (c)		2,291,000	2,299,466
Lindblad Expeditions LLC 6.75% 2/15/2027 (c)		69,000	69,240
McDonald's Corp 3.5% 7/1/2027		269,000	263,730
McDonald's Corp 4.2% 4/1/2050		1,792,000	1,467,925
MGM Resorts International 6.5% 4/15/2032 (s)		1,526,000	1,537,487
Mohegan Tribal Gaming Authority 8% 2/1/2026 (c)		2,452,000	2,428,416
NCL Corp Ltd 6.75% 2/1/2032 (c)		965,000	985,632
NCL Corp Ltd 7.75% 2/15/2029 (c)		1,399,000	1,488,354
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (c)		586,000	578,473
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)		557,000	557,982
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		767,000	762,978
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		1,275,000	1,289,364
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		1,911,000	1,949,587
Station Casinos LLC 4.5% 2/15/2028 (c)(s)		1,540,000	1,487,771
Station Casinos LLC 6.625% 3/15/2032 (c)		840,000	847,614
Viking Cruises Ltd 9.125% 7/15/2031 (c)		1,087,000	1,179,685
VOC Escrow Ltd 5% 2/15/2028 (c)		308,000	302,173
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (c)		216,000	227,337
Yum! Brands Inc 3.625% 3/15/2031		47,000	42,579
Yum! Brands Inc 4.625% 1/31/2032		1,741,000	1,637,323
Yum! Brands Inc 5.375% 4/1/2032 (s)		852,000	838,600
			48,158,914
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (c)		1,276,000	1,183,715
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		1,329,000	1,330,697
Landsea Homes Corp 8.875% 4/1/2029 (c)		480,000	477,553
LGI Homes Inc 4% 7/15/2029 (c)		558,000	505,545
LGI Homes Inc 7% 11/15/2032 (c)		1,694,000	1,680,431
LGI Homes Inc 8.75% 12/15/2028 (c)		434,000	458,598
Newell Brands Inc 6.375% 5/15/2030		875,000	872,402
Newell Brands Inc 6.625% 5/15/2032		1,096,000	1,090,138
Newell Brands Inc 6.625% 9/15/2029		1,045,000	1,064,705
Newell Brands Inc 6.875% 4/1/2036 (f)		460,000	458,825
Newell Brands Inc 7% 4/1/2046 (f)(s)		655,000	592,131
TopBuild Corp 4.125% 2/15/2032 (c)		892,000	805,467
			10,520,207
Specialty Retail - 0.3%
AutoNation Inc 4.75% 6/1/2030		127,000	124,951
AutoZone Inc 4% 4/15/2030		4,155,000	4,009,678
Carvana Co 11% 6/1/2030 pay-in-kind (c)(d)		154,425	163,931
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		1,207,127	1,372,127
Carvana Co 4.875% 9/1/2029 (c)		785,000	679,025
Carvana Co 5.625% 10/1/2025 (c)		4,380,000	4,347,150
Carvana Co 5.875% 10/1/2028 (c)		650,000	594,750
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		1,058,925	1,096,858
Champions Financing Inc 8.75% 2/15/2029 (c)		2,262,000	2,091,351
LBM Acquisition LLC 6.25% 1/15/2029 (c)		1,822,000	1,676,944
Lowe's Cos Inc 3.35% 4/1/2027		191,000	186,902
Lowe's Cos Inc 3.75% 4/1/2032		20,421,000	19,057,960
Lowe's Cos Inc 4.25% 4/1/2052		2,401,000	1,936,156
Lowe's Cos Inc 4.45% 4/1/2062		13,275,000	10,631,314
Lowe's Cos Inc 4.5% 4/15/2030		176,000	174,768
Lowe's Cos Inc 5.625% 4/15/2053		21,000	20,815
O'Reilly Automotive Inc 4.2% 4/1/2030		188,000	183,736
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (s)		1,553,000	1,576,008
Staples Inc 10.75% 9/1/2029 (c)		2,106,000	2,011,258
Staples Inc 12.75% 1/15/2030 (c)		1,365,699	988,437
TJX Cos Inc/The 3.875% 4/15/2030		4,000	3,867
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)		1,723,000	1,782,461
			54,710,447
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (c)		485,000	432,427
Wolverine World Wide Inc 4% 8/15/2029 (c)		1,097,000	947,080
			1,379,507
TOTAL CONSUMER DISCRETIONARY			142,252,755

Consumer Staples - 0.2%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026		4,389,000	4,301,245
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (c)		1,938,000	1,930,600
			6,231,845
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)		1,046,000	966,902
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		2,033,000	1,962,496
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)(e)		1,070,000	1,083,344
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)		445,000	453,367
C&S Group Enterprises LLC 5% 12/15/2028 (c)		1,848,000	1,550,528
Dollar Tree Inc 4% 5/15/2025		2,307,000	2,301,268
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		2,732,000	2,841,158
Kroger Co/The 5% 9/15/2034		4,860,000	4,793,506
Performance Food Group Inc 5.5% 10/15/2027 (c)		1,118,000	1,112,996
Performance Food Group Inc 6.125% 9/15/2032 (c)		1,768,000	1,776,927
Sysco Corp 5.95% 4/1/2030		948,000	995,439
Sysco Corp 6.6% 4/1/2050		530,000	591,643
US Foods Inc 4.75% 2/15/2029 (c)		1,400,000	1,354,295
US Foods Inc 5.75% 4/15/2033 (c)		642,000	631,317
US Foods Inc 6.875% 9/15/2028 (c)		814,000	843,674
Walgreen Co 4.4% 9/15/2042		270,000	190,125
Walgreens Boots Alliance Inc 4.1% 4/15/2050		223,000	158,013
Walgreens Boots Alliance Inc 4.65% 6/1/2046		195,000	135,743
			23,742,741
Food Products - 0.1%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		455,000	499,088
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)		915,000	944,566
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)		400,000	421,959
JBS USA Food Co 3.625% 1/15/2032 (c)		80,000	71,987
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)		1,282,000	1,195,251
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)		1,970,000	1,808,690
Post Holdings Inc 4.625% 4/15/2030 (c)		1,141,000	1,070,008
Post Holdings Inc 5.5% 12/15/2029 (c)		1,455,000	1,425,393
Post Holdings Inc 6.25% 10/15/2034 (c)		613,000	609,500
Post Holdings Inc 6.25% 2/15/2032 (c)		1,130,000	1,138,637
Post Holdings Inc 6.375% 3/1/2033 (c)		1,081,000	1,077,823
			10,262,902
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		884,000	891,614
Tobacco - 0.0%
Altria Group Inc 3.875% 9/16/2046		703,000	524,277
Altria Group Inc 4.25% 8/9/2042		448,000	364,887
Altria Group Inc 4.5% 5/2/2043		289,000	243,036
Altria Group Inc 4.8% 2/14/2029		86,000	86,249
Altria Group Inc 5.95% 2/14/2049		300,000	301,906
			1,520,355
TOTAL CONSUMER STAPLES			42,649,457

Energy - 2.7%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)(s)		1,490,000	1,508,308
Halliburton Co 3.8% 11/15/2025		2,000	1,987
Halliburton Co 4.85% 11/15/2035		55,000	53,363
Nabors Industries Inc 8.875% 8/15/2031 (c)		1,028,000	925,404
Nabors Industries Inc 9.125% 1/31/2030 (c)		511,000	519,579
Nabors Industries Ltd 7.5% 1/15/2028 (c)		235,000	223,122
Star Holding LLC 8.75% 8/1/2031 (c)		610,000	588,937
Transocean Aquila Ltd 8% 9/30/2028 (c)		341,292	349,299
Transocean Inc 8% 2/1/2027 (c)		2,288,000	2,287,020
Transocean Inc 8.25% 5/15/2029 (c)		1,164,000	1,151,727
Transocean Inc 8.5% 5/15/2031 (c)		775,000	765,294
Transocean Inc 8.75% 2/15/2030 (c)		488,800	510,226
Transocean Poseidon Ltd 6.875% 2/1/2027 (c)		472,500	471,639
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		470,000	472,503
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)		1,402,000	1,440,883
Valaris Ltd 8.375% 4/30/2030 (c)		2,055,000	2,081,740
			13,351,031
Oil, Gas & Consumable Fuels - 2.6%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)		1,868,000	1,925,749
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (c)		541,000	532,491
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		338,000	337,748
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (c)		221,000	227,978
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (c)		666,000	696,168
California Resources Corp 7.125% 2/1/2026 (c)		44,000	43,947
California Resources Corp 8.25% 6/15/2029 (c)		2,795,000	2,875,114
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		332,000	318,516
Cheniere Energy Partners LP 5.75% 8/15/2034		1,416,000	1,449,431
CITGO Petroleum Corp 6.375% 6/15/2026 (c)		1,536,000	1,536,104
CITGO Petroleum Corp 8.375% 1/15/2029 (c)		1,588,000	1,638,084
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		983,000	915,826
CNX Resources Corp 6% 1/15/2029 (c)		248,000	246,101
CNX Resources Corp 7.25% 3/1/2032 (c)		1,877,000	1,922,570
CNX Resources Corp 7.375% 1/15/2031 (c)		480,000	493,172
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)		17,677,000	18,430,619
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)		5,440,000	5,682,092
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)		423,000	450,520
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)		762,000	825,159
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)		456,000	502,278
Comstock Resources Inc 5.875% 1/15/2030 (c)		1,995,000	1,900,351
Comstock Resources Inc 6.75% 3/1/2029 (c)		1,308,000	1,285,946
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)		1,479,000	1,575,426
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (c)		391,000	397,075
CVR CHC LP 5.75% 2/15/2028 (c)		3,192,000	3,028,661
CVR CHC LP 8.5% 1/15/2029 (c)		1,444,000	1,424,296
DCP Midstream Operating LP 5.125% 5/15/2029		1,190,000	1,198,223
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)		2,778,000	2,817,023
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		1,460,000	1,530,493
DT Midstream Inc 4.125% 6/15/2029 (c)		1,030,000	976,485
DT Midstream Inc 4.375% 6/15/2031 (c)		523,000	485,768
DT Midstream Inc 5.8% 12/15/2034 (c)		1,051,000	1,069,460
Energy Transfer LP 3.75% 5/15/2030		56,521,000	53,450,160
Energy Transfer LP 4.95% 6/15/2028		291,000	293,059
Energy Transfer LP 5% 5/15/2050		5,380,000	4,692,111
Energy Transfer LP 5.25% 4/15/2029		3,592,000	3,645,419
Energy Transfer LP 5.4% 10/1/2047		19,162,000	17,709,692
Energy Transfer LP 5.8% 6/15/2038		159,000	161,257
Energy Transfer LP 6% 6/15/2048		2,386,000	2,372,050
Energy Transfer LP 6.25% 4/15/2049		109,000	111,565
Energy Transfer LP 6.55% 12/1/2033		2,000,000	2,160,846
Energy Transfer LP 7.375% 2/1/2031 (c)		7,098,000	7,483,817
Enterprise Products Operating LLC 3.7% 2/15/2026		5,310,000	5,268,884
Expand Energy Corp 4.75% 2/1/2032		1,272,000	1,206,852
Exxon Mobil Corp 3.482% 3/19/2030		2,903,000	2,782,893
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		2,700,000	2,727,095
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,725,000	1,735,679
Global Partners LP / GLP Finance Corp 7% 8/1/2027		2,106,000	2,113,469
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)		200,000	208,345
Harvest Midstream I LP 7.5% 5/15/2032 (c)		1,104,000	1,157,164
Harvest Midstream I LP 7.5% 9/1/2028 (c)		1,290,000	1,317,352
Hess Corp 5.6% 2/15/2041		8,167,000	8,270,860
Hess Corp 5.8% 4/1/2047		393,000	405,468
Hess Corp 7.125% 3/15/2033		12,189,000	13,813,929
Hess Corp 7.3% 8/15/2031		5,222,000	5,916,138
Hess Corp 7.875% 10/1/2029		303,000	341,018
Hess Midstream Operations LP 4.25% 2/15/2030 (c)		836,000	788,641
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		1,735,000	1,713,220
Hess Midstream Operations LP 5.625% 2/15/2026 (c)		2,209,000	2,208,688
Hess Midstream Operations LP 6.5% 6/1/2029 (c)		550,000	561,724
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		805,000	838,787
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (c)		1,370,000	1,445,581
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		287,000	274,197
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		13,000	13,908
Kinder Morgan Inc 5.05% 2/15/2046		34,000	30,473
Kinder Morgan Inc 5.55% 6/1/2045		193,000	185,137
Kinetik Holdings LP 5.875% 6/15/2030 (c)		1,191,000	1,188,691
Kinetik Holdings LP 6.625% 12/15/2028 (c)		1,421,000	1,453,682
Matador Resources Co 6.25% 4/15/2033 (c)		435,000	427,411
Matador Resources Co 6.5% 4/15/2032 (c)		1,566,000	1,566,038
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		1,937,000	1,946,737
MPLX LP 2.65% 8/15/2030		32,560,000	29,020,876
MPLX LP 4.8% 2/15/2029		83,000	83,033
MPLX LP 4.95% 9/1/2032		14,376,000	14,142,871
MPLX LP 5.5% 2/15/2049		249,000	233,705
MPLX LP 5.5% 6/1/2034		2,000,000	2,007,553
Murphy Oil Corp 6% 10/1/2032		1,090,000	1,057,042
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		817,000	730,729
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		1,624,000	1,648,019
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)		482,000	501,909
Occidental Petroleum Corp 4.2% 3/15/2048		2,146,000	1,573,719
Occidental Petroleum Corp 4.4% 4/15/2046		800,000	619,028
Occidental Petroleum Corp 5.375% 1/1/2032		2,000,000	1,985,235
Occidental Petroleum Corp 5.55% 3/15/2026		1,088,000	1,092,904
Occidental Petroleum Corp 6.2% 3/15/2040		150,000	152,085
Occidental Petroleum Corp 6.45% 9/15/2036		2,516,000	2,628,852
Occidental Petroleum Corp 6.6% 3/15/2046		216,000	223,872
Occidental Petroleum Corp 7.5% 5/1/2031		55,070,500	61,013,048
ONEOK Inc 4.25% 9/24/2027		2,558,000	2,533,321
ONEOK Inc 4.4% 10/15/2029		2,975,000	2,919,547
ONEOK Inc 4.75% 10/15/2031		7,165,000	7,048,770
Ovintiv Inc 5.15% 11/15/2041		1,386,000	1,215,223
Ovintiv Inc 6.625% 8/15/2037		1,341,000	1,416,714
Ovintiv Inc 7.375% 11/1/2031		290,000	320,091
Ovintiv Inc 8.125% 9/15/2030		652,000	739,177
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (s)		702,000	678,319
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)		2,426,000	2,324,627
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		2,071,000	2,060,645
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		295,000	296,482
Permian Resources Operating LLC 7% 1/15/2032 (c)		275,000	282,530
Phillips 66 3.85% 4/9/2025		98,000	97,902
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		7,442,000	7,035,573
Prairie Acquiror LP 9% 8/1/2029 (c)		355,000	367,909
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		1,360,000	1,309,902
Rockies Express Pipeline LLC 6.875% 4/15/2040 (c)		391,000	385,576
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		2,431,000	2,395,185
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)		511,000	535,325
SM Energy Co 6.75% 8/1/2029 (c)		918,000	919,563
SM Energy Co 7% 8/1/2032 (c)		145,000	145,064
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,165,000	1,114,683
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,888,000	1,887,769
Sunoco LP 7% 5/1/2029 (c)		343,000	355,441
Sunoco LP 7.25% 5/1/2032 (c)		494,000	515,497
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		1,938,000	1,902,183
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		5,222,000	5,067,830
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		124,000	123,954
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		1,050,000	1,013,759
Talos Production Inc 9.375% 2/1/2031 (c)(s)		1,438,000	1,479,714
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,584,000	3,321,699
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050		542,000	420,129
TransMontaigne Partners LLC 8.5% 6/15/2030 (c)		980,000	994,178
Western Gas Partners LP 4.05% 2/1/2030 (f)		29,213,000	27,829,586
Western Gas Partners LP 4.5% 3/1/2028		400,000	396,282
Western Gas Partners LP 4.65% 7/1/2026		96,000	95,909
Western Gas Partners LP 4.75% 8/15/2028		180,000	179,183
Western Gas Partners LP 5.3% 3/1/2048		2,495,000	2,198,225
Williams Cos Inc/The 3.5% 11/15/2030		51,855,000	48,415,056
Williams Cos Inc/The 4% 9/15/2025		180,000	179,327
Williams Cos Inc/The 4.65% 8/15/2032		3,353,000	3,249,412
Williams Cos Inc/The 5.15% 3/15/2034		2,000,000	1,984,636
Williams Cos Inc/The 5.3% 8/15/2052		406,000	381,220
Williams Cos Inc/The 5.4% 3/2/2026		1,365,000	1,375,253
			470,949,761
TOTAL ENERGY			484,300,792

Financials - 10.3%
Banks - 4.8%
Bank of America Corp 2.299% 7/21/2032 (d)		9,603,000	8,203,769
Bank of America Corp 2.592% 4/29/2031 (d)		82,033,000	73,589,615
Bank of America Corp 3.419% 12/20/2028 (d)		112,475,000	108,641,411
Bank of America Corp 4.25% 10/22/2026		2,667,000	2,655,015
Bank of America Corp 5.015% 7/22/2033 (d)		21,536,000	21,492,976
Bank of America Corp 5.468% 1/23/2035 (d)		14,000,000	14,237,296
Citigroup Inc 3.875% 3/26/2025		2,657,000	2,655,397
Citigroup Inc 4.3% 11/20/2026		5,255,000	5,233,956
Citigroup Inc 4.4% 6/10/2025		556,000	555,379
Citigroup Inc 4.412% 3/31/2031 (d)		54,836,000	53,453,967
Citigroup Inc 4.45% 9/29/2027		728,000	723,391
Citigroup Inc 4.658% 5/24/2028 (d)		72,895,000	72,921,544
Citigroup Inc 4.91% 5/24/2033 (d)		9,211,000	9,054,690
Citigroup Inc 5.449% 6/11/2035 (d)		7,000,000	7,103,339
First-Citizens Bank & Trust Co 6.125% 3/9/2028		174,000	180,558
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		909,000	881,728
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		675,000	703,407
JPMorgan Chase & Co 2.739% 10/15/2030 (d)		6,745,000	6,178,199
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		3,101,000	2,818,597
JPMorgan Chase & Co 3.761% 3/21/2034 (d)(q)	EUR	650,000	695,539
JPMorgan Chase & Co 4.452% 12/5/2029 (d)		104,301,000	103,583,824
JPMorgan Chase & Co 4.493% 3/24/2031 (d)		110,119,000	108,812,261
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		7,721,000	7,535,623
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		10,668,000	10,629,271
JPMorgan Chase & Co 4.946% 10/22/2035 (d)		12,000,000	11,799,205
JPMorgan Chase & Co 5.299% 7/24/2029 (d)		9,935,000	10,122,045
JPMorgan Chase & Co 5.717% 9/14/2033 (d)		9,408,000	9,736,516
Synchrony Bank 5.4% 8/22/2025		1,668,000	1,670,880
Synchrony Bank 5.625% 8/23/2027		1,510,000	1,530,881
Wells Fargo & Co 3.526% 3/24/2028 (d)		78,741,000	76,996,377
Wells Fargo & Co 4.478% 4/4/2031 (d)		77,268,000	75,921,575
Wells Fargo & Co 4.897% 7/25/2033 (d)		15,779,000	15,562,141
Wells Fargo & Co 5.013% 4/4/2051 (d)		2,888,000	2,667,142
Wells Fargo & Co 5.499% 1/23/2035 (d)		7,864,000	7,993,100
Wells Fargo & Co 5.574% 7/25/2029 (d)		10,020,000	10,274,134
Wells Fargo & Co 6.303% 10/23/2029 (d)		7,336,000	7,715,459
Western Alliance Bancorp 3% 6/15/2031 (d)		2,476,000	2,321,250
			856,851,457
Capital Markets - 2.9%
Ares Capital Corp 2.15% 7/15/2026		7,000,000	6,752,884
Ares Capital Corp 3.875% 1/15/2026		2,302,000	2,282,955
Ares Strategic Income Fund 5.7% 3/15/2028 (c)		14,471,000	14,576,328
Athene Global Funding 5.339% 1/15/2027 (c)		9,339,000	9,436,862
Athene Global Funding 5.583% 1/9/2029 (c)		26,372,000	26,977,673
Blackstone Private Credit Fund 4.7% 3/24/2025		6,807,000	6,803,588
Blackstone Private Credit Fund 4.875% 4/14/2026 (q)	GBP	905,000	1,128,268
Blackstone Private Credit Fund 5.6% 11/22/2029 (c)		20,000,000	19,991,572
Blackstone Private Credit Fund 7.05% 9/29/2025		6,813,000	6,892,243
Blackstone Private Credit Fund 7.3% 11/27/2028		18,300,000	19,534,758
Coinbase Global Inc 3.625% 10/1/2031 (c)		1,182,000	1,024,751
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		60,657,000	52,026,053
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		7,834,000	6,911,521
Goldman Sachs Group Inc/The 3.5% 1/23/2033 (d)(q)	EUR	1,098,000	1,154,250
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		80,410,000	78,698,928
Goldman Sachs Group Inc/The 3.75% 5/22/2025		200,000	199,586
Goldman Sachs Group Inc/The 3.8% 3/15/2030		5,655,000	5,405,940
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (d)		6,641,000	6,473,290
Goldman Sachs Group Inc/The 4.25% 10/21/2025		554,000	552,114
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (d)		2,000,000	1,955,784
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,606,000	7,233,778
Hightower Holding LLC 6.75% 4/15/2029 (c)		767,000	746,361
Hightower Holding LLC 9.125% 1/31/2030 (c)		1,745,000	1,834,142
HPS Corporate Lending Fund 5.45% 1/14/2028 (c)		18,027,000	18,078,809
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)		868,000	821,306
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		1,861,000	1,868,362
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (c)		876,000	908,848
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (c)		610,000	582,680
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		850,000	848,743
Moody's Corp 3.25% 1/15/2028		108,000	104,762
Moody's Corp 3.75% 3/24/2025		822,000	821,273
Morgan Stanley 2.699% 1/22/2031 (d)		5,072,000	4,590,987
Morgan Stanley 3.622% 4/1/2031 (d)		71,381,000	67,404,123
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	650,000	697,485
Morgan Stanley 4.35% 9/8/2026		2,767,000	2,757,485
Morgan Stanley 4.431% 1/23/2030 (d)		91,117,000	89,937,958
Morgan Stanley 4.889% 7/20/2033 (d)		13,540,000	13,383,828
Morgan Stanley 5.32% 7/19/2035 (d)		7,000,000	7,027,058
Morgan Stanley 5.449% 7/20/2029 (d)		5,946,000	6,084,605
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		19,295,000	19,326,817
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		2,226,000	2,279,118
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		1,486,000	1,535,843
			517,653,719
Consumer Finance - 1.2%
Ally Financial Inc 4.75% 6/9/2027		2,500,000	2,496,148
Ally Financial Inc 5.543% 1/17/2031 (d)		2,187,000	2,197,944
Ally Financial Inc 5.75% 11/20/2025		4,848,000	4,865,492
Ally Financial Inc 5.8% 5/1/2025		832,000	832,531
Ally Financial Inc 6.646% 1/17/2040 (d)		1,633,000	1,622,518
Ally Financial Inc 6.7% 2/14/2033		2,903,000	2,999,706
Ally Financial Inc 7.1% 11/15/2027		25,628,000	27,031,048
Ally Financial Inc 8% 11/1/2031		24,065,000	27,209,704
Capital One Financial Corp 2.636% 3/3/2026 (b)(d)		1,228,000	1,228,000
Capital One Financial Corp 3.273% 3/1/2030 (d)		5,471,000	5,137,213
Capital One Financial Corp 3.65% 5/11/2027		5,794,000	5,676,950
Capital One Financial Corp 3.8% 1/31/2028		744,000	727,492
Capital One Financial Corp 4.927% 5/10/2028 (d)		2,886,000	2,895,532
Capital One Financial Corp 4.985% 7/24/2026 (d)		1,758,000	1,760,185
Capital One Financial Corp 5.247% 7/26/2030 (d)		35,590,000	36,035,111
Capital One Financial Corp 7.624% 10/30/2031 (d)		32,416,000	36,296,289
Discover Financial Services 3.75% 3/4/2025		586,000	585,971
Discover Financial Services 4.1% 2/9/2027		197,000	194,656
Discover Financial Services 4.5% 1/30/2026		5,267,000	5,260,384
Encore Capital Group Inc 8.5% 5/15/2030 (c)		1,477,000	1,554,297
Encore Capital Group Inc 9.25% 4/1/2029 (c)		1,503,000	1,599,855
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	500,000	529,191
Ford Motor Credit Co LLC 5.113% 5/3/2029		4,984,000	4,845,711
Ford Motor Credit Co LLC 5.8% 3/8/2029		2,000,000	2,002,556
Ford Motor Credit Co LLC 6.05% 3/5/2031		11,960,000	11,934,868
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	370,000	473,969
Ford Motor Credit Co LLC 7.122% 11/7/2033		16,500,000	17,152,944
Navient Corp 4.875% 3/15/2028		130,000	125,955
Navient Corp 5% 3/15/2027		130,000	127,944
Navient Corp 5.625% 8/1/2033		1,172,000	1,046,463
OneMain Finance Corp 3.5% 1/15/2027		2,556,000	2,466,077
OneMain Finance Corp 3.875% 9/15/2028		1,350,000	1,265,638
OneMain Finance Corp 4% 9/15/2030 (s)		1,136,000	1,022,120
OneMain Finance Corp 6.625% 5/15/2029		278,000	283,363
OneMain Finance Corp 7.125% 11/15/2031		65,000	66,889
OneMain Finance Corp 7.125% 3/15/2026		398,000	405,891
OneMain Finance Corp 7.5% 5/15/2031		297,000	309,497
OneMain Finance Corp 9% 1/15/2029		1,897,000	2,003,257
PRA Group Inc 8.875% 1/31/2030 (c)		1,008,000	1,061,116
RFNA LP 7.875% 2/15/2030 (c)		725,000	738,630
SLM Corp 6.5% 1/31/2030		1,005,000	1,032,638
Synchrony Financial 3.95% 12/1/2027		1,916,000	1,868,214
			218,969,957
Financial Services - 1.2%
Azorra Finance Ltd 7.75% 4/15/2030 (c)		913,000	928,738
Block Inc 3.5% 6/1/2031		2,272,000	2,017,322
Block Inc 6.5% 5/15/2032 (c)		3,026,000	3,087,594
Boost Newco Borrower LLC 7.5% 1/15/2031 (c)		2,462,000	2,575,273
Clue Opco LLC 9.5% 10/15/2031 (c)		647,000	667,061
Corebridge Financial Inc 3.5% 4/4/2025		575,000	574,365
Corebridge Financial Inc 3.65% 4/5/2027		1,926,000	1,889,905
Corebridge Financial Inc 3.85% 4/5/2029		31,300,000	30,175,433
Corebridge Financial Inc 3.9% 4/5/2032		32,190,000	29,915,946
Corebridge Financial Inc 4.35% 4/5/2042		218,000	187,349
Corebridge Financial Inc 4.4% 4/5/2052		644,000	533,230
Equitable Holdings Inc 4.35% 4/20/2028		5,256,000	5,199,753
Equitable Holdings Inc 4.572% 2/15/2029 (c)		132,000	130,356
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)		505,000	513,244
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		4,503,000	3,872,457
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,607,000	1,562,177
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,597,000	1,593,417
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		725,000	712,361
Jackson Financial Inc 3.125% 11/23/2031		1,658,000	1,452,941
Jackson Financial Inc 5.17% 6/8/2027		818,000	826,383
Jackson Financial Inc 5.67% 6/8/2032		7,078,000	7,227,295
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		2,610,000	2,506,923
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		5,477,000	4,706,204
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		3,247,000	3,279,571
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		78,831,000	79,378,167
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		9,984,000	10,148,556
NCR Atleos Corp 9.5% 4/1/2029 (c)		806,000	879,869
NFE Financing LLC 12% 11/15/2029 (c)		3,702,040	3,658,362
PennyMac Financial Services Inc 6.875% 2/15/2033 (c)		1,010,000	1,010,232
Pine Street Trust II 5.568% 2/15/2049 (c)		800,000	768,119
Saks Global Enterprises LLC 11% 12/15/2029 (c)		1,213,000	1,119,940
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)(s)		1,546,000	1,575,485
Sixth Street Lending Partners 6.125% 7/15/2030 (c)		9,633,000	9,788,899
UWM Holdings LLC 6.625% 2/1/2030 (c)		2,205,000	2,223,548
WEX Inc 6.5% 3/15/2033 (c)		1,630,000	1,631,876
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		2,955,000	3,054,805
			221,373,156
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (c)		624,000	590,715
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (c)		600,000	582,876
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)		290,000	299,375
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)		242,000	250,926
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (c)		290,000	303,845
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)		420,000	405,135
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)		354,000	354,830
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (c)		2,024,000	2,018,402
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)		731,000	739,525
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (c)		475,000	484,206
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)		753,000	768,549
American International Group Inc 3.4% 6/30/2030		2,180,000	2,037,632
AmWINS Group Inc 4.875% 6/30/2029 (c)		2,998,000	2,856,430
AmWINS Group Inc 6.375% 2/15/2029 (c)		764,000	772,658
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		2,020,000	2,031,263
Five Corners Funding Trust II 2.85% 5/15/2030 (c)		9,082,000	8,267,428
Hartford Insurance Group Inc/The 4.3% 4/15/2043		604,000	522,641
HUB International Ltd 7.25% 6/15/2030 (c)		1,081,000	1,116,348
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)		130,000	128,790
Marsh & McLennan Cos Inc 4.375% 3/15/2029		2,310,000	2,295,621
Marsh & McLennan Cos Inc 4.75% 3/15/2039		1,134,000	1,087,023
Pacific LifeCorp 5.125% 1/30/2043 (c)		554,000	529,696
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)		1,850,000	1,903,783
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (c)		1,852,000	1,702,298
Unum Group 3.875% 11/5/2025		349,000	345,545
Unum Group 4% 6/15/2029		2,474,000	2,399,476
			34,795,016
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (c)		466,000	465,464
Rithm Capital Corp 8% 4/1/2029 (c)		220,000	223,319
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		145,000	141,102
Starwood Property Trust Inc 4.75% 3/15/2025		90,000	89,867
Starwood Property Trust Inc 6% 4/15/2030 (c)		645,000	640,320
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		990,000	1,004,386
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		1,494,000	1,553,753
			4,118,211
TOTAL FINANCIALS			1,853,761,516

Health Care - 1.6%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2030		27,282,000	27,900,358
Amgen Inc 5.25% 3/2/2033		6,069,000	6,162,720
Amgen Inc 5.6% 3/2/2043		1,432,000	1,442,501
Amgen Inc 5.75% 3/2/2063		1,297,000	1,298,867
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		947,000	760,373
			37,564,819
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (c)		1,795,000	1,669,077
Avantor Funding Inc 3.875% 11/1/2029 (c)		638,000	591,256
Avantor Funding Inc 4.625% 7/15/2028 (c)		537,000	519,701
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)		4,457,000	4,523,646
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)		959,000	986,456
			8,290,136
Health Care Providers & Services - 1.3%
Centene Corp 2.45% 7/15/2028		7,705,000	7,019,785
Centene Corp 2.625% 8/1/2031		1,763,000	1,485,439
Centene Corp 3.375% 2/15/2030		27,021,000	24,451,122
Centene Corp 4.25% 12/15/2027		1,421,000	1,382,713
Centene Corp 4.625% 12/15/2029		10,572,000	10,154,087
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		5,649,000	4,588,249
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		3,403,000	2,884,423
CHS/Community Health Systems Inc 6.875% 4/15/2029 (c)		1,995,000	1,391,512
Cigna Group/The 3.05% 10/15/2027		300,000	289,813
Cigna Group/The 4.8% 8/15/2038		2,231,000	2,096,708
Cigna Group/The 4.9% 12/15/2048		268,000	236,752
CVS Health Corp 3% 8/15/2026		69,000	67,446
CVS Health Corp 3.625% 4/1/2027		281,000	275,234
CVS Health Corp 4.3% 3/25/2028		28,101,000	27,673,286
CVS Health Corp 4.78% 3/25/2038		1,315,000	1,193,061
CVS Health Corp 5% 1/30/2029		3,474,000	3,490,057
CVS Health Corp 5.25% 1/30/2031		14,319,000	14,427,292
CVS Health Corp 5.55% 6/1/2031		2,500,000	2,553,796
CVS Health Corp 6.75% 12/10/2054 (d)		1,114,000	1,113,935
CVS Health Corp 7% 3/10/2055 (d)		2,260,000	2,280,417
DaVita Inc 3.75% 2/15/2031 (c)		609,000	534,298
DaVita Inc 4.625% 6/1/2030 (c)		3,034,000	2,813,960
DaVita Inc 6.875% 9/1/2032 (c)		1,717,000	1,744,190
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		616,000	593,604
HCA Inc 3.5% 9/1/2030		41,811,000	38,868,295
HCA Inc 3.625% 3/15/2032		2,194,000	1,985,830
HCA Inc 5.45% 9/15/2034		2,000,000	1,993,173
HCA Inc 5.625% 9/1/2028		1,082,000	1,105,333
HCA Inc 5.875% 2/1/2029		2,361,000	2,431,441
Humana Inc 3.7% 3/23/2029		981,000	939,018
Humana Inc 5.375% 4/15/2031		6,629,000	6,685,845
LifePoint Health Inc 10% 6/1/2032 (c)		789,000	770,946
ModivCare Inc 5% 10/1/2029 (c)		649,000	235,392
Molina Healthcare Inc 6.25% 1/15/2033 (c)		2,304,000	2,276,892
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		1,108,000	1,072,586
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)		1,144,000	1,083,244
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		2,007,013	1,996,978
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		110,135	104,353
Sabra Health Care LP 3.2% 12/1/2031		33,170,000	29,174,296
Select Medical Corp 6.25% 12/1/2032 (c)		2,148,000	2,137,198
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)		1,191,000	1,191,344
Tenet Healthcare Corp 4.25% 6/1/2029		1,477,000	1,393,789
Tenet Healthcare Corp 4.375% 1/15/2030		1,809,000	1,701,147
Tenet Healthcare Corp 4.625% 6/15/2028		115,000	111,109
Tenet Healthcare Corp 6.125% 10/1/2028		4,440,000	4,437,289
Tenet Healthcare Corp 6.125% 6/15/2030		1,746,000	1,749,042
Tenet Healthcare Corp 6.75% 5/15/2031		310,000	316,286
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		154,000	150,347
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		1,330,000	1,359,588
			220,011,940
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)		446,000	443,343
IQVIA Inc 5% 5/15/2027 (c)		36,000	35,657
IQVIA Inc 6.5% 5/15/2030 (c)		976,000	1,000,308
			1,479,308
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		936,000	874,438
Charles River Laboratories International Inc 4% 3/15/2031 (c)		1,251,000	1,132,306
			2,006,744
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 8.5% 1/31/2027 (c)		205,000	198,722
Bausch Health Americas Inc 9.25% 4/1/2026 (c)		994,000	989,030
Bausch Health Cos Inc 11% 9/30/2028 (c)		585,000	592,313
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		850,000	737,375
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		555,000	358,346
Bausch Health Cos Inc 5.5% 11/1/2025 (c)		5,570,000	5,556,075
Bausch Health Cos Inc 5.75% 8/15/2027 (c)		515,000	489,894
Bausch Health Cos Inc 9% 12/15/2025 (c)		920,000	915,400
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		92,000	93,728
Jazz Securities DAC 4.375% 1/15/2029 (c)		928,000	889,955
Mylan Inc 4.55% 4/15/2028		5,345,000	5,286,733
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(s)		3,224,000	2,937,790
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)(s)		552,000	559,737
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (c)		265,000	271,896
Utah Acquisition Sub Inc 3.95% 6/15/2026		55,000	54,410
			19,931,404
TOTAL HEALTH CARE			289,284,351

Industrials - 0.9%
Aerospace & Defense - 0.5%
Boeing Co 3.55% 3/1/2038		636,000	499,955
Boeing Co 5.15% 5/1/2030		22,826,000	22,853,080
Boeing Co 5.705% 5/1/2040		550,000	541,118
Boeing Co 5.805% 5/1/2050		2,175,000	2,097,955
Boeing Co 5.93% 5/1/2060		15,644,000	14,973,953
Boeing Co 6.259% 5/1/2027		741,000	761,219
Boeing Co 6.298% 5/1/2029		2,317,000	2,427,589
Boeing Co 6.388% 5/1/2031		9,603,000	10,231,115
Boeing Co 6.528% 5/1/2034		1,716,000	1,838,264
Boeing Co 6.858% 5/1/2054		2,783,000	3,065,972
Boeing Co 7.008% 5/1/2064		2,438,000	2,700,900
BWX Technologies Inc 4.125% 6/30/2028 (c)		2,507,000	2,381,012
Goat Holdco LLC 6.75% 2/1/2032 (c)		1,450,000	1,449,369
OneSky Flight LLC 8.875% 12/15/2029 (c)		946,000	982,044
Spirit AeroSystems Inc 9.75% 11/15/2030 (c)		1,337,000	1,480,213
TransDigm Inc 4.625% 1/15/2029		1,122,000	1,066,484
TransDigm Inc 5.5% 11/15/2027		1,215,000	1,203,142
TransDigm Inc 6% 1/15/2033 (c)		675,000	668,281
TransDigm Inc 6.375% 3/1/2029 (c)		2,082,000	2,109,437
TransDigm Inc 6.625% 3/1/2032 (c)(s)		738,000	752,010
TransDigm Inc 6.75% 8/15/2028 (c)		5,573,000	5,677,495
TransDigm Inc 7.125% 12/1/2031 (c)		338,000	348,527
			80,109,134
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)(s)		3,536,000	3,632,772
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (c)		1,370,000	1,408,264
			5,041,036
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)		1,478,000	1,459,156
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(d)		480,000	471,833
Builders FirstSource Inc 4.25% 2/1/2032 (c)		1,451,000	1,312,949
Builders FirstSource Inc 6.375% 3/1/2034 (c)		670,000	678,144
Carrier Global Corp 4.5% 11/29/2032	EUR	535,000	598,281
Carrier Global Corp 5.9% 3/15/2034		527,000	557,033
Carrier Global Corp 6.2% 3/15/2054		301,000	327,482
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		3,265,000	3,303,109
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (c)		536,000	547,546
Masterbrand Inc 7% 7/15/2032 (c)		315,000	320,628
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)		345,000	351,586
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (c)		1,746,000	1,705,897
Standard Building Solutions Inc 6.5% 8/15/2032 (c)		915,000	926,683
			12,560,327
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 4.125% 8/1/2029 (c)(s)		1,254,000	1,184,062
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (c)		1,832,000	1,735,258
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (c)		2,373,000	2,388,498
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)		2,078,000	2,142,919
Artera Services LLC 8.5% 2/15/2031 (c)		6,280,000	6,285,829
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		3,991,000	4,064,702
Clean Harbors Inc 6.375% 2/1/2031 (c)(s)		477,000	483,655
CoreCivic Inc 4.75% 10/15/2027		1,530,000	1,489,205
CoreCivic Inc 8.25% 4/15/2029		3,560,000	3,773,931
GEO Group Inc/The 10.25% 4/15/2031		1,713,000	1,876,866
GEO Group Inc/The 8.625% 4/15/2029		1,628,000	1,723,396
GFL Environmental Inc 3.5% 9/1/2028 (c)		458,000	430,864
GFL Environmental Inc 5.125% 12/15/2026 (c)		691,000	690,581
GFL Environmental Inc 6.75% 1/15/2031 (c)		1,690,000	1,752,598
Madison IAQ LLC 5.875% 6/30/2029 (c)		1,024,000	987,425
Neptune Bidco US Inc 9.29% 4/15/2029 (c)(s)		1,955,000	1,749,725
Reworld Holding Corp 4.875% 12/1/2029 (c)		2,161,000	2,036,397
Waste Pro USA Inc 7% 2/1/2033 (c)		885,000	896,059
Williams Scotsman Inc 6.625% 6/15/2029 (c)		957,000	974,847
			36,666,817
Construction & Engineering - 0.0%
Amsted Industries Inc 6.375% 3/15/2033 (c)(e)		1,040,000	1,042,948
Pike Corp 5.5% 9/1/2028 (c)		2,118,000	2,072,251
Pike Corp 8.625% 1/31/2031 (c)		2,089,000	2,244,906
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (c)		2,306,000	2,331,994
			7,692,099
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (c)		1,817,000	1,689,449
WESCO Distribution Inc 6.375% 3/15/2033 (c)		1,550,000	1,564,433
			3,253,882
Ground Transportation - 0.0%
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		2,209,000	2,227,092
XPO Inc 6.25% 6/1/2028 (c)		78,000	78,897
XPO Inc 7.125% 2/1/2032 (c)		1,794,000	1,862,824
XPO Inc 7.125% 6/1/2031 (c)		440,000	455,680
			4,624,493
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (c)		1,147,000	1,106,643
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (c)		251,000	250,451
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (c)		590,000	612,352
			1,969,446
Machinery - 0.0%
Mueller Water Products Inc 4% 6/15/2029 (c)		537,000	504,805
Passenger Airlines - 0.0%
American Airlines Inc 7.25% 2/15/2028 (c)(s)		878,000	897,781
American Airlines Inc 8.5% 5/15/2029 (c)		385,000	405,690
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)		1,519,583	1,517,999
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (c)		187,500	187,125
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		1,150,000	1,217,393
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)		605,000	523,325
			4,749,313
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (c)		1,558,000	1,590,227
TriNet Group Inc 3.5% 3/1/2029 (c)		1,479,000	1,356,347
TriNet Group Inc 7.125% 8/15/2031 (c)		963,000	985,844
			3,932,418
Trading Companies & Distributors - 0.0%
Air Lease Corp 3.375% 7/1/2025		1,164,000	1,158,977
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)		476,000	489,595
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (c)		12,000	11,645
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (c)		618,000	632,396
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)		1,410,000	1,485,130
Foundation Building Materials Inc 6% 3/1/2029 (c)		659,000	583,179
United Rentals North America Inc 6.125% 3/15/2034 (c)		2,295,000	2,320,915
			6,681,837
TOTAL INDUSTRIALS			167,785,607

Information Technology - 0.8%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (c)		727,000	653,957
CommScope LLC 9.5% 12/15/2031 (c)		3,366,000	3,504,848
Viasat Inc 5.625% 9/15/2025 (c)		2,387,000	2,369,914
Viasat Inc 6.5% 7/15/2028 (c)		1,000,000	865,081
Viasat Inc 7.5% 5/30/2031 (c)		760,000	569,497
			7,963,297
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (c)		3,028,000	2,921,652
Dell International LLC / EMC Corp 5.3% 10/1/2029		2,400,000	2,445,941
Dell International LLC / EMC Corp 6.2% 7/15/2030		415,000	441,001
Insight Enterprises Inc 6.625% 5/15/2032 (c)		727,000	739,940
Lightning Power LLC 7.25% 8/15/2032 (c)		1,403,000	1,458,033
Sensata Technologies Inc 6.625% 7/15/2032 (c)		625,000	635,591
TTM Technologies Inc 4% 3/1/2029 (c)		949,000	889,021
			9,531,179
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		1,120,000	1,030,353
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)		1,373,000	1,362,703
Ahead DB Holdings LLC 6.625% 5/1/2028 (c)		490,000	484,273
ASGN Inc 4.625% 5/15/2028 (c)		1,474,000	1,413,368
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (c)		1,696,000	1,707,972
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		1,174,000	1,088,073
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)		1,921,000	1,905,413
			8,992,155
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 1.95% 2/15/2028 (c)		708,000	658,619
Broadcom Inc 2.45% 2/15/2031 (c)		56,080,000	49,266,565
Broadcom Inc 2.6% 2/15/2033 (c)		43,656,000	36,946,541
Broadcom Inc 3.187% 11/15/2036 (c)		3,177,000	2,615,938
Broadcom Inc 3.5% 2/15/2041 (c)		2,339,000	1,867,769
Entegris Inc 3.625% 5/1/2029 (c)		2,325,000	2,155,312
Entegris Inc 4.375% 4/15/2028 (c)		300,000	289,102
Entegris Inc 4.75% 4/15/2029 (c)		1,917,000	1,852,617
Entegris Inc 5.95% 6/15/2030 (c)		2,781,000	2,786,420
ON Semiconductor Corp 3.875% 9/1/2028 (c)		1,041,000	984,738
Wolfspeed Inc 7.9583% 6/23/2030 (c)(f)(h)(k)		1,256,441	1,223,522
			100,647,143
Software - 0.1%
Cloud Software Group Inc 6.5% 3/31/2029 (c)		759,000	746,577
Cloud Software Group Inc 8.25% 6/30/2032 (c)		2,696,000	2,795,518
Cloud Software Group Inc 9% 9/30/2029 (c)		6,093,000	6,227,199
Elastic NV 4.125% 7/15/2029 (c)		1,246,000	1,175,856
Gen Digital Inc 6.25% 4/1/2033 (c)		1,240,000	1,241,524
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		580,000	584,918
McAfee Corp 7.375% 2/15/2030 (c)		696,000	678,162
Oracle Corp 1.65% 3/25/2026		1,381,000	1,339,733
Oracle Corp 2.3% 3/25/2028		2,182,000	2,044,572
UKG Inc 6.875% 2/1/2031 (c)		1,664,000	1,707,831
			18,541,890
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 5.75% 12/1/2034		1,045,000	1,026,581
Seagate HDD Cayman 8.25% 12/15/2029		664,000	710,971
Seagate HDD Cayman 8.5% 7/15/2031		289,000	310,746
Western Digital Corp 2.85% 2/1/2029		2,233,000	2,032,880
Western Digital Corp 3.1% 2/1/2032		350,000	299,144
Western Digital Corp 4.75% 2/15/2026		180,000	178,095
			4,558,417
TOTAL INFORMATION TECHNOLOGY			150,234,081

Materials - 0.5%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (c)		460,000	479,079
Celanese US Holdings LLC 6.6% 11/15/2028 (d)		2,137,000	2,218,035
Celanese US Holdings LLC 6.8% 11/15/2030 (d)		17,417,000	18,375,382
Celanese US Holdings LLC 6.95% 11/15/2033 (d)		1,460,000	1,561,186
Chemours Co/The 4.625% 11/15/2029 (c)		968,000	860,066
Chemours Co/The 5.375% 5/15/2027		3,194,000	3,142,325
Chemours Co/The 5.75% 11/15/2028 (c)		1,730,000	1,641,241
Chemours Co/The 8% 1/15/2033 (c)		940,000	926,602
GPD Cos Inc 10.125% 4/1/2026 (c)		993,000	921,947
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		2,243,405	2,011,011
LSB Industries Inc 6.25% 10/15/2028 (c)		180,000	176,656
Mativ Holdings Inc 8% 10/1/2029 (c)		795,000	736,303
Methanex US Operations Inc 6.25% 3/15/2032 (c)		1,198,000	1,200,528
Olin Corp 5% 2/1/2030		2,708,000	2,577,344
Olin Corp 5.625% 8/1/2029 (s)		505,000	496,220
Olin Corp 6.625% 4/1/2033 (c)(e)		1,800,000	1,800,000
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		1,732,000	1,648,148
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)		1,058,000	1,076,303
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		2,535,000	2,668,054
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)		534,000	514,649
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)		1,215,000	1,203,716
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)		901,000	892,866
Tronox Inc 4.625% 3/15/2029 (c)(s)		3,110,000	2,783,098
WR Grace Holdings LLC 4.875% 6/15/2027 (c)		235,000	229,075
WR Grace Holdings LLC 5.625% 8/15/2029 (c)		2,494,000	2,284,464
WR Grace Holdings LLC 7.375% 3/1/2031 (c)		580,000	591,098
			53,015,396
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		4,790,000	4,859,503
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		1,637,000	1,661,932
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		1,239,000	1,330,589
			7,852,024
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		1,674,000	1,461,663
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		1,383,000	1,376,216
Ball Corp 6% 6/15/2029		1,250,000	1,270,986
Berry Global Inc 4.5% 2/15/2026 (c)		205,000	203,274
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)		611,000	617,146
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		1,076,000	1,096,142
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		1,290,000	1,309,604
Graham Packaging Co Inc 7.125% 8/15/2028 (c)		486,000	482,830
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		409,000	376,298
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		1,390,000	1,410,147
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)		1,320,000	1,340,017
Sealed Air Corp 5% 4/15/2029 (c)		1,222,000	1,191,488
Sealed Air Corp 6.5% 7/15/2032 (c)		335,000	343,334
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)		913,000	953,555
			13,432,700
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)		4,344,000	4,523,603
ATI Inc 5.875% 12/1/2027		971,000	971,138
ATI Inc 7.25% 8/15/2030 (s)		549,000	570,816
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)(s)		816,000	820,234
Cleveland-Cliffs Inc 7% 3/15/2032 (c)		723,000	726,069
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)(s)		840,000	843,446
Cleveland-Cliffs Inc 7.5% 9/15/2031 (c)		495,000	502,583
Commercial Metals Co 4.375% 3/15/2032		1,599,000	1,457,523
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)		408,000	393,709
Novelis Corp 3.875% 8/15/2031 (c)		1,044,000	918,467
Novelis Inc 6.875% 1/30/2030 (c)		1,935,000	1,978,125
Vibrantz Technologies Inc 9% 2/15/2030 (c)		1,649,000	1,487,498
			15,193,211
TOTAL MATERIALS			89,493,331

Real Estate - 1.4%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,186,000	2,180,566
Piedmont Operating Partnership LP 2.75% 4/1/2032		343,000	278,261
Safehold GL Holdings LLC 2.8% 6/15/2031		789,000	693,092
Safehold GL Holdings LLC 2.85% 1/15/2032		420,000	362,931
Safehold GL Holdings LLC 5.65% 1/15/2035		460,000	459,167
Safehold GL Holdings LLC 6.1% 4/1/2034		1,062,000	1,105,347
Store Capital LLC 2.75% 11/18/2030		5,212,000	4,561,755
Store Capital LLC 4.625% 3/15/2029		149,000	145,813
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		809,000	727,552
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		6,844,000	7,307,573
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		2,981,000	2,769,915
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (c)		1,719,000	1,618,287
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)		505,000	498,404
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (c)		3,110,000	3,087,260
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)(s)		585,000	568,482
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (c)		95,000	94,794
VICI Properties LP 4.375% 5/15/2025		219,000	218,490
VICI Properties LP 4.75% 2/15/2028		19,126,000	19,145,451
VICI Properties LP 4.95% 2/15/2030		17,518,000	17,409,334
VICI Properties LP 5.125% 5/15/2032		2,679,000	2,639,452
VICI Properties LP 5.75% 4/1/2034		1,772,000	1,805,115
Vornado Realty LP 2.15% 6/1/2026		407,000	390,280
WP Carey Inc 2.4% 2/1/2031		3,912,000	3,394,314
WP Carey Inc 3.85% 7/15/2029		129,000	124,429
WP Carey Inc 4.25% 7/23/2032	EUR	200,000	215,843
			71,801,907
Health Care REITs - 0.5%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		666,000	667,940
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (c)		914,000	865,356
Healthcare Realty Holdings LP 3.1% 2/15/2030		149,000	136,347
Healthcare Realty Holdings LP 3.5% 8/1/2026		155,000	152,573
Healthpeak OP LLC 3.25% 7/15/2026		59,000	58,038
Healthpeak OP LLC 3.5% 7/15/2029		68,000	64,563
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		2,129,000	1,459,882
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,337,000	1,037,431
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		4,932,000	4,438,611
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		1,505,000	1,544,267
Omega Healthcare Investors Inc 3.25% 4/15/2033		62,158,000	53,332,912
Omega Healthcare Investors Inc 3.375% 2/1/2031		4,108,000	3,716,753
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,144,000	2,011,540
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,899,000	1,888,571
Omega Healthcare Investors Inc 4.75% 1/15/2028		283,000	282,342
Ventas Realty LP 3% 1/15/2030		1,026,000	945,727
Ventas Realty LP 4% 3/1/2028		4,720,000	4,637,924
Ventas Realty LP 4.125% 1/15/2026		34,000	33,812
Ventas Realty LP 4.75% 11/15/2030		6,487,000	6,451,061
			83,725,650
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		350,000	308,617
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		5,966,000	5,352,555
Boston Properties LP 4.5% 12/1/2028		295,000	289,964
Boston Properties LP 6.75% 12/1/2027		1,463,000	1,531,016
COPT Defense Properties LP 2.25% 3/15/2026		300,000	291,918
COPT Defense Properties LP 2.75% 4/15/2031		30,470,000	26,234,528
Hudson Pacific Properties LP 4.65% 4/1/2029		1,962,000	1,532,680
			35,232,661
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		340,000	334,449
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		718,400	663,471
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (c)		125,000	99,075
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		708,000	582,477
Brandywine Operating Partnership LP 3.95% 11/15/2027		247,000	236,240
Brandywine Operating Partnership LP 4.55% 10/1/2029		151,000	138,473
Brandywine Operating Partnership LP 8.3% 3/15/2028		2,185,000	2,311,304
CBRE Services Inc 2.5% 4/1/2031		1,155,000	1,000,888
Essex Portfolio LP 5.5% 4/1/2034		11,520,000	11,732,351
Extra Space Storage LP 5.4% 2/1/2034		360,000	364,603
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		1,660,000	1,480,099
Kennedy-Wilson Inc 4.75% 2/1/2030 (s)		1,539,000	1,407,623
Tanger Properties LP 2.75% 9/1/2031		1,012,000	875,151
Tanger Properties LP 3.125% 9/1/2026		1,289,000	1,259,791
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		155,000	150,579
			22,636,574
Residential REITs - 0.0%
American Homes 4 Rent LP 2.375% 7/15/2031		291,000	250,472
American Homes 4 Rent LP 3.625% 4/15/2032		2,910,000	2,661,495
American Homes 4 Rent LP 5.5% 2/1/2034		3,089,000	3,135,439
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		4,052,000	3,803,845
Sun Communities Operating LP 2.3% 11/1/2028		392,000	361,063
Sun Communities Operating LP 2.7% 7/15/2031		956,000	830,334
Sun Communities Operating LP 4.2% 4/15/2032		112,000	105,001
Sun Communities Operating LP 5.7% 1/15/2033		805,000	824,079
			11,971,728
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		29,240,000	28,042,662
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,196,000	2,134,142
Brixmor Operating Partnership LP 4.125% 6/15/2026		833,000	827,185
Kite Realty Group Trust 4.75% 9/15/2030		68,000	67,238
Realty Income Corp 2.2% 6/15/2028		160,000	148,538
Realty Income Corp 2.85% 12/15/2032		835,000	720,845
Realty Income Corp 3.25% 1/15/2031		172,000	158,497
Realty Income Corp 3.4% 1/15/2028		271,000	262,921
Simon Property Group LP 2.45% 9/13/2029		309,000	282,573
			32,644,601
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030 (s)		443,000	446,665
American Tower Corp 5.45% 2/15/2034		250,000	255,347
Iron Mountain Inc 6.25% 1/15/2033 (c)		760,000	764,387
			1,466,399
TOTAL REAL ESTATE			259,788,137

Utilities - 1.0%
Electric Utilities - 0.4%
Alabama Power Co 3.05% 3/15/2032		1,713,000	1,533,073
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		1,526,000	1,358,365
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		1,165,000	1,131,519
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,787,000	2,563,698
Cleco Corporate Holdings LLC 3.743% 5/1/2026		4,110,000	4,044,493
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		146,000	151,895
DPL Inc 4.125% 7/1/2025		3,542,000	3,518,789
Duke Energy Corp 2.45% 6/1/2030		4,843,000	4,299,982
Duke Energy Corp 3.85% 6/15/2034	EUR	350,000	366,458
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)		3,272,000	2,884,036
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)		998,000	854,475
Edison International 7.875% 6/15/2054 (d)(s)		837,000	815,955
Edison International 8.125% 6/15/2053 (d)		700,000	689,658
Entergy Corp 2.8% 6/15/2030		476,000	431,251
Exelon Corp 3.35% 3/15/2032		2,119,000	1,912,746
Exelon Corp 4.05% 4/15/2030		12,774,000	12,351,928
Exelon Corp 4.1% 3/15/2052		341,000	267,813
Exelon Corp 4.7% 4/15/2050		124,000	106,025
NRG Energy Inc 3.375% 2/15/2029 (c)		1,169,000	1,074,893
NRG Energy Inc 3.625% 2/15/2031 (c)		608,000	542,606
NRG Energy Inc 3.875% 2/15/2032 (c)(s)		266,000	237,038
NRG Energy Inc 5.25% 6/15/2029 (c)		1,023,000	1,002,540
NRG Energy Inc 5.75% 1/15/2028		462,000	463,138
NRG Energy Inc 5.75% 7/15/2029 (c)		995,000	982,431
NRG Energy Inc 6% 2/1/2033 (c)		1,946,000	1,923,911
NRG Energy Inc 6.25% 11/1/2034 (c)		1,210,000	1,214,204
PG&E Corp 5% 7/1/2028		250,000	243,539
PG&E Corp 5.25% 7/1/2030		4,998,000	4,797,625
PG&E Corp 7.375% 3/15/2055 (d)		1,410,000	1,393,524
Southern Co/The 1.875% 9/15/2081 (d)	EUR	680,000	674,274
Southern Co/The 4.85% 3/15/2035		2,080,000	2,013,806
Vistra Operations Co LLC 5% 7/31/2027 (c)		729,000	720,198
Vistra Operations Co LLC 5.5% 9/1/2026 (c)		2,138,000	2,137,482
Vistra Operations Co LLC 5.625% 2/15/2027 (c)		869,000	869,139
Vistra Operations Co LLC 6.875% 4/15/2032 (c)(s)		1,004,000	1,036,114
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		1,570,000	1,657,685
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (c)(s)		799,000	763,356
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)(s)		1,835,000	1,822,739
			64,852,401
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031		70,400,000	60,274,463
AES Corp/The 3.3% 7/15/2025 (c)		1,621,000	1,608,770
AES Corp/The 3.95% 7/15/2030 (c)		7,725,000	7,270,247
AES Corp/The 6.95% 7/15/2055 (d)		1,504,000	1,458,083
Alpha Generation LLC 6.75% 10/15/2032 (c)		1,141,000	1,157,222
Calpine Corp 4.625% 2/1/2029 (c)		450,000	431,166
Calpine Corp 5.125% 3/15/2028 (c)		1,455,000	1,433,346
Sunnova Energy Corp 5.875% 9/1/2026 (c)		2,783,000	2,097,567
TerraForm Power Operating LLC 4.75% 1/15/2030 (c)		419,000	394,095
			76,124,959
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 4.05% 4/15/2025		2,281,000	2,278,948
NiSource Inc 2.95% 9/1/2029		1,188,000	1,104,934
NiSource Inc 3.6% 5/1/2030		30,497,000	28,901,478
NiSource Inc 5.35% 4/1/2034		2,000,000	2,025,820
Puget Energy Inc 4.1% 6/15/2030		560,000	534,056
Puget Energy Inc 4.224% 3/15/2032		4,134,000	3,854,975
Sempra 6% 10/15/2039		106,000	108,515
			38,808,726
TOTAL UTILITIES			179,786,086

TOTAL UNITED STATES			4,107,735,214
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (c)		400,000	403,000
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (c)		255,000	254,490

TOTAL UZBEKISTAN			657,490
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 5.375% (j)(q)		1,100,000	157,300
Petroleos de Venezuela SA 9.75% (c)(j)		970,000	157,965

TOTAL VENEZUELA			315,265
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (c)		873,006	847,602
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		2,409,000	2,415,023
First Quantum Minerals Ltd 8% 3/1/2033 (c)(e)		900,000	916,914
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)		155,000	161,587
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		3,282,000	3,491,228

TOTAL ZAMBIA			6,984,752
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,143,196,606)			5,186,300,548

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (q)(r)		970,000	991,124
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(r)		1,095,000	1,135,554
TOTAL BRAZIL			2,126,678
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(d)(r)		495,000	510,258
Banco de Credito e Inversiones SA 8.75% (c)(d)(r)		369,000	393,745
Banco del Estado de Chile 7.95% (c)(d)(r)		305,000	326,696

TOTAL CHILE			1,230,699
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(q)(r)	EUR	415,000	392,179
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(q)(r)	EUR	715,000	772,511
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (d)(q)(r)	EUR	2,100,000	2,131,511
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(q)(r)	EUR	1,100,000	1,043,677
TOTAL GERMANY			3,175,188
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (d)(q)(r)		600,000	586,688
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(d)(r)		400,000	395,344
Network i2i Ltd 5.65% (c)(d)(r)		715,000	729,718

TOTAL INDIA			1,125,062
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (d)(q)(r)	EUR	275,000	290,709
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(d)(r)		275,000	263,794
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(r)		1,087,000	1,098,030
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(r)		235,000	234,205
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(d)		700,000	673,023
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(d)		400,000	427,280
			2,432,538
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(d)(r)		1,605,000	1,632,274
Cemex SAB de CV 9.125% (c)(d)(r)		758,000	784,760
			2,417,034
TOTAL MEXICO			4,849,572
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (d)(q)(r)		515,000	497,380
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (d)(q)(r)	EUR	875,000	878,209
Samhallsbyggnadsbolaget i Norden AB 2.624% (d)(j)(q)(r)	EUR	385,000	267,584

TOTAL SWEDEN			1,145,793
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(d)(h)(j)(q)(r)		995,000	74,625
UBS Group AG 7% (c)(d)(r)		505,000	506,658
UBS Group AG 7.125% (c)(d)(r)		480,000	482,007

TOTAL SWITZERLAND			1,063,290
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (d)(q)(r)		1,000,000	1,006,529
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (d)(q)(r)	EUR	2,235,000	2,304,557
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.125% (d)(r)	GBP	310,000	396,191
HSBC Holdings PLC 6.95% (d)(r)		465,000	465,839
			862,030
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (d)(q)(r)	GBP	165,000	200,617
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(q)(r)	GBP	100,000	128,343
TOTAL UNITED KINGDOM			3,495,547
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
BP Capital Markets PLC 6.125% (d)(r)		470,000	473,297
Energy Transfer LP 6.625% (d)(r)		690,000	687,630
Mesquite Energy Inc 7.25% (j)(r)		269,000	4,034
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (b)(d)(r)		2,431,000	2,436,181
			3,601,142
Financials - 0.1%
Banks - 0.1%
Citigroup Inc 6.95% (d)(r)		1,010,000	1,020,797
Citigroup Inc 7.125% (d)(r)		498,000	509,866
Wells Fargo & Co 6.85% (d)(r)		620,000	649,314
			2,179,977
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (d)(r)		355,000	360,794
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(r)		1,410,000	1,281,976
Ally Financial Inc 4.7% (d)(r)		420,000	407,405
Discover Financial Services 5.5% (d)(r)		290,000	288,585
			1,977,966
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(h)(r)		387,665	391,025
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (d)(r)		965,000	933,726
Air Lease Corp 6% (d)(r)		70,000	69,526
Aircastle Ltd 5.25% (c)(d)(r)		1,271,000	1,280,946
			2,284,198
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(r)		325,000	304,678
TOTAL UNITED STATES			11,099,780
TOTAL PREFERRED SECURITIES (Cost $31,185,491)			33,121,399

U.S. Government Agency - Mortgage Securities - 26.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.5%
Fannie Mae 2% 11/1/2051	13,720,231	11,052,228
Fannie Mae 2% 2/1/2052	2,089,158	1,700,532
Fannie Mae 2.5% 1/1/2052	6,953,877	5,861,467
Fannie Mae 2.5% 4/1/2052	5,884,661	5,002,514
Fannie Mae 2.5% 5/1/2052	14,085,870	11,886,276
Fannie Mae 2.5% 6/1/2052	8,351,603	7,102,257
Fannie Mae 3% 6/1/2052	4,834,441	4,287,705
Fannie Mae 3.5% 12/1/2036	191,000	184,896
Fannie Mae 3.5% 5/1/2036	146,399	141,858
Fannie Mae 3.5% 7/1/2047	326,601	302,895
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	2,313,273	1,961,829
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	823,250	727,300
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	3,400,996	2,822,410
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,698,146	2,052,709
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,762,265	1,561,829
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,682,380	1,491,031
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	87,207	77,288
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	919,778	815,164
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	59,776	52,977
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	61,345	50,983
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (u)	1,173,955	966,580
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	60,662	53,762
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,876,590	1,663,151
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	1,614,790	1,428,605
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	13,368,994	11,102,521
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	130,278	115,094
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	126,737	111,966
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	373,929	330,348
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	65,413	54,245
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	2,178,675	1,657,504
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	166,699	147,270
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	165,258	145,998
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	54,728	48,264
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	66,778	55,342
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	5,767,875	5,086,617
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	172,440	152,072
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	22,455	17,083
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	90,108	79,465
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	151,095	134,287
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	2,406,505	2,117,754
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	183,626	161,593
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	307,779	234,154
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	127,624	112,311
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	183,121	161,149
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	613,834	466,996
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	919,449	814,873
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	2,831,723	2,505,225
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	189,517	166,778
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	855,743	777,667
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	5,074,203	4,077,972
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	229,799	186,477
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	74,392	59,786
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,792,644	2,262,684
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,211,611	979,033
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	200,555	161,430
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,395,589	1,920,016
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	460,771	418,444
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	143,528	123,637
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,569	15,865
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,730,981	1,477,038
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	3,227,445	2,599,844
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	254,026	207,169
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	86,594	70,324
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	90,792	72,768
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	627,207	510,534
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	831,102	673,384
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	477,728	387,070
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	208,642	169,308
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	23,318	18,669
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	4,654,393	4,007,416
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,665,294	1,422,146
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	884,539	755,753
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	712,310	608,530
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	188,519	152,744
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	710,157	569,176
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	718,453	582,112
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,130,014	918,043
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,454,116	1,966,925
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	50,398	40,393
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	54,328	43,662
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	442,769	358,744
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,381,159	1,106,971
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	638,834	514,209
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	2,202,225	1,999,922
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	89,816	81,088
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,527	13,360
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	7,133,660	6,132,949
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	175,228	151,185
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	54,713	44,074
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	478,728	386,383
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	320,225	259,456
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	483,332	391,006
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	831,121	666,126
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	830,470	672,871
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	82,347	65,999
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	21,344	17,107
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	508,834	494,619
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	103,973	93,869
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	82,314	75,061
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	81,182	74,054
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	116,502	105,946
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	42,827	39,187
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	210,107	191,200
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,579	14,239
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	12,399,649	10,558,052
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	103,146	83,701
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	129,769	104,291
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	984,223	794,063
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	73,698	59,805
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	25,659	20,701
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,097,194	1,685,446
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,154,431	4,137,616
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,875,433	2,321,675
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,367,171	1,107,723
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,781,453	1,427,799
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,632,026	2,908,726
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	7,431,222	5,981,520
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	872,745	701,397
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,824,800	3,065,501
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	157,778	142,741
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	100,833	91,224
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,933	14,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	26,020,507	20,911,833
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,478,707	1,199,941
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	96,387	78,216
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	77,618	62,986
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	431,369	351,125
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	40,354	32,557
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	65,781	53,380
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	565,090	458,559
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,296,313	1,041,805
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	492,183	399,397
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	25,440,559	20,382,146
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	320,287	259,406
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	314,255	254,128
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	303,406	244,975
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,414,764	1,152,916
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,970,526	3,977,563
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,758,449	8,730,265
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,501,613	1,206,798
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,382,851	1,939,593
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,232,243	1,001,096
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	484,050	438,071
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	173,956	150,044
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,719,263	1,475,681
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051 (t)	19,669,187	15,807,485
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	241,677	194,228
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	22,960	18,452
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	8,727,701	7,014,168
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,828,624	14,328,284
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	9,808,034	7,882,397
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	124,129	113,114
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	8,476,500	7,266,244
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	14,250,996	12,245,571
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	16,941,566	13,615,384
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	384,742	307,882
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	220,226	178,709
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	135,993	123,840
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,179	15,581
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	126,300	108,918
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	995,639	803,274
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	653,391	525,109
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	60,752	48,691
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	3,680,534	2,945,273
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	855,072	779,195
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	4,349,013	3,929,114
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	556,732	478,717
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	554,570	473,696
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	836,860	716,479
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	27,275,209	22,005,431
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	516,024	419,227
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	214,849	174,346
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	322,447	259,040
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	39,618	32,075
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,440	23,052
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	29,620	23,888
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	102,094	82,337
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	265,730	214,057
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	7,017,134	5,652,599
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	30,871	24,868
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,488,969	1,353,119
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	9,176,632	7,916,227
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	107,007	91,493
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	842,558	720,911
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	30,794,610	26,343,135
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	10,044,518	8,552,705
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	75,249	60,616
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	70,636	56,746
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,098,736	882,675
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	568,734	456,896
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	3,535,852	2,829,495
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	281,710	254,511
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	615,647	494,583
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,061,319	852,947
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	236,151	225,077
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	947,118	881,414
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	599,991	505,549
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,561,603	3,036,601
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	346,665	290,690
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	782,492	665,192
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,934,768	16,821,833
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	21,667,197	18,188,938
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	537,835	453,176
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	234,184	223,310
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	26,014	24,829
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	571,255	502,580
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,720,401	2,283,692
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	9,490,627	7,990,813
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,092,567	1,780,186
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,167,096	983,388
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	741,171	624,043
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	154,073	149,181
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	151,963	144,973
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	56,004	53,124
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	215,134	204,164
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,562,852	1,449,061
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	485,223	430,178
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	293,383	258,113
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	296,535	260,423
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	96,463	84,867
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	88,937	78,106
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	97,604	86,236
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	1,996,376	1,707,713
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,802,018	2,349,580
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	942,587	797,753
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,210,433	1,021,416
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	933,073	787,368
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,083,226	5,118,085
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	421,791	402,012
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	410,570	389,430
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	4,100,389	3,904,060
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	640,614	540,578
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	446,021	376,930
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	468,930	396,876
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	105,040	98,213
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	310,393	291,188
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	131,730	125,669
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	299,717	264,641
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	223,525	197,030
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	40,836	34,408
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	13,624,478	11,641,692
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	93,391	82,925
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	464,574	412,269
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	133,874	113,387
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	11,811,334	9,970,613
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	2,125,744	1,801,103
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	234,380	223,594
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	280,839	247,778
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	11,272,891	9,871,884
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	93,592	81,960
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,947,796	1,657,027
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	26,049	24,922
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	68,395	60,725
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	161,516	142,847
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	414,038	366,419
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	524,141	464,080
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	39,107	34,479
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	104,770	92,928
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	960,257	807,306
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	43,346	36,523
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,799,316	2,382,306
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,839,320	3,245,786
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,950,321	7,541,486
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,117,852	6,840,053
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	886,796	746,654
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	276,429	231,535
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	735,500	622,026
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	8,198,114	6,933,300
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2029	66,876	64,744
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	253,145	215,355
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	278,053	265,641
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	333,502	295,525
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	599,204	527,917
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	193,919	170,808
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	425,820	378,488
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	45,067,170	38,902,833
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,792,349	3,220,297
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,605,927	2,216,911
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	35,546	33,992
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	969,859	853,264
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	171,954	144,350
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,090,585	2,602,177
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,978,853	2,508,101
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,839,555	3,232,786
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	17,299,023	16,136,788
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	11,289,024	10,110,795
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	37,720	31,665
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	33,503	32,045
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	128,372	116,506
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	852,892	748,441
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	539,922	470,931
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	214,241	205,181
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	26,721	24,250
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,170,587	1,050,640
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,924,335	2,565,287
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	185,936	180,246
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	53,190	48,249
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,505,759	1,350,998
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	56,993	51,774
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,443,323	1,294,980
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	168,616	148,282
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	618,624	545,183
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	997,807	881,221
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	654,313	577,862
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	480,999	464,977
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,002	14,512
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,559,644	1,371,564
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	985,273	862,762
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,225,765	2,829,708
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	427,647	376,878
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	283,456	250,337
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	324,713	315,943
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	112,087	107,758
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	6,169,031	5,934,433
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	128,129	124,297
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	318,425	288,819
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	45,389	41,168
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	301,187	273,016
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	250,992	222,607
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	354,085	311,607
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,597,967	3,166,331
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	16,673,961	14,616,322
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	12,592,304	11,030,490
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	11,704	11,303
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	531,050	476,469
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	9,729,397	8,720,295
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	4,316,299	3,783,649
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	157,083	150,734
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	100,350	91,027
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	88,334	79,987
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	432,474	392,524
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	402,882	366,172
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	2,004,521	1,760,287
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,015,441	2,659,342
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	13,196,618	11,621,710
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	142,219	129,055
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	476,610	428,071
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	75,226	66,719
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	134,926	117,685
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,542,963	5,786,650
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	39,146	37,695
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	374,634	363,695
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	104,781	94,044
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	190,181	172,365
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	400,687	355,122
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,156,947	1,025,383
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	34,449,448	30,187,473
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	398,046	383,420
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	106,404	96,481
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	175,522	156,934
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	31,342,059	27,679,997
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	392,869	347,457
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,137	8,799
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	10,970	10,573
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	86,358	82,706
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	781,296	755,523
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	130,175	116,389
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	188,663	171,184
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	209,764	183,747
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	5,824	5,442
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	145,867	135,189
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,377,022	2,211,919
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	17,285,238	16,142,988
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	77,994	71,382
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2055	15,999,997	14,517,424
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	26,231	24,311
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,251,009	2,094,659
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	29,783,256	27,649,428
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	457,282	417,518
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	79,767	77,940
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	8,041,463	7,445,227
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	349,255	318,885
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	134,668	122,789
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	51,584	48,301
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	32,849	30,485
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	99,269	92,002
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,250,870	3,967,144
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	155,931	144,077
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	278,257	270,581
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	225,871	206,794
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	125,899	114,951
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	716,888	652,533
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	12,522,980	11,539,673
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	6,748,131	6,322,404
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (t)	2,691,787	2,468,650
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	139,985	133,674
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,316,463	3,044,654
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,142,706	1,977,139
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	26,172	23,921
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	424,999	386,050
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,906,063	1,729,595
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	4,186,783	3,893,854
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	4,999,504	4,536,636
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	432,250	421,812
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	6,964	6,516
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	130,873	121,414
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	68,215	63,285
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	20,514,743	18,929,564
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,894,839	1,734,805
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	223,189	207,338
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	188,918	175,265
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,446,860	1,346,364
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	46,059	44,552
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	900,556	854,714
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,975,851	1,885,307
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	8,110	7,748
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	84,725	81,233
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	33,427	32,060
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	485,765	462,253
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	2,677,771	2,555,061
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	312,439	298,122
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	6,639	6,342
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,553,163	1,481,989
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	34,414	33,226
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	28,120	26,934
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	27,266	26,117
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	5,425	5,176
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	1,247,481	1,190,315
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	558,390	539,257
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	26,501	25,293
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,452,669	1,378,723
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	17,796	17,127
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	7,894	7,584
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	21,729,631	20,872,045
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	185,560	176,810
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	4,750	4,531
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	5,249	5,008
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	30,993	29,628
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	705,851	668,156
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	956,742	904,826
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	305,727	291,621
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	723,367	685,923
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	6,052	5,808
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	35,932	34,350
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	11,439	10,914
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	2,351,240	2,229,533
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,052,816	1,000,293
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	78,156	74,935
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	15,780	15,085
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	308,358	294,131
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	12,012	11,521
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	91,863	88,077
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,722,063	9,344,429
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	179,950	171,633
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	231,145	220,553
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	2,084,430	1,988,910
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	3,252,889	3,100,520
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	945,951	928,297
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	117,949	116,875
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	4,408	4,329
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	192,261	188,673
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	441,803	434,110
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	12,443	12,301
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	349,360	345,352
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,187	2,152
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	24,132	23,921
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	18,598	18,488
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	23,068	22,810
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	1,899	1,858
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	2,801	2,741
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	12,767	12,649
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	29,505	29,317
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,926	4,827
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,414	5,311
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	30,659	30,077
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	25,762	25,249
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,080	20,959
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	10,126	10,060
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	937,757	920,257
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	22,569	22,849
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	466,610	464,692
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	704,398	700,183
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	589,930	588,796
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	561,616	559,308
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	347,995	345,912
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	352,275	350,717
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	799,249	802,709
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	14,783	14,972
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	86,997	87,482
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	52,566	52,826
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	44,794	45,016
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	2,272,167	2,236,557
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	1,809,185	1,829,602
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,399,190	3,453,484
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	16,321,605	16,531,299
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,331,270	2,335,723
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,191,744	3,201,830
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	769,132	772,283
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	22,443,322	22,486,191
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	170,678	172,230
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	11,087,889	11,129,858
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	540,559	546,321
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	4,202,144	4,268,162
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,028,315	1,040,241
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	203,085	206,075
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	3,200,547	3,212,662
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	7,139,829	7,207,016
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	684,637	694,716
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	10,610,524	10,644,054
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,699,541	3,764,413
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	1,316,427	1,331,283
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	6,613,814	6,634,715
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	676,653	677,945
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	40,543	41,519
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,762,016	1,822,611
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	3,922,121	4,016,604
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,254,835	1,301,518
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	8,539,798	8,814,798
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,183,693	3,293,179
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2053	24,363	24,805
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2053	100,227	102,045
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,672,894	4,816,070
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,417,097	5,638,938
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	18,139,625	18,689,748
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039 (e)	6,882,663	7,097,981
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	54,844	55,787
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	455,477	464,195
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,464,585	1,492,983
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	563,545	573,239
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	4,939,844	5,035,625
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	402,225	409,145
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	6,173,792	6,293,500
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	23,253	23,733
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	877,502	903,566
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,196,079	1,232,726
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,811,754	5,924,442
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	49,307	50,233
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,554,252	3,623,167
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	5,115,277	5,244,832
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	1,231,562	1,254,672
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,200,745	1,233,032
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	6,451,925	6,575,009
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,464,745	1,518,779
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	12,750,107	13,309,101
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	9,981,490	10,479,927
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	2,357,878	2,438,964
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,968,479	2,054,781
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	958,457	989,021
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,991,388	2,055,669
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,658,376	2,744,188
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	573,398	600,195
Freddie Mac Gold Pool 1.5% 1/1/2036	889,841	786,130
Freddie Mac Gold Pool 1.5% 1/1/2051	2,673,848	2,034,224
Freddie Mac Gold Pool 1.5% 10/1/2035	964,466	854,770
Freddie Mac Gold Pool 1.5% 11/1/2035	502,338	445,204
Freddie Mac Gold Pool 1.5% 11/1/2035	662,063	586,762
Freddie Mac Gold Pool 1.5% 11/1/2035	214,702	190,282
Freddie Mac Gold Pool 1.5% 12/1/2035	1,784,504	1,581,539
Freddie Mac Gold Pool 1.5% 12/1/2040	39,178	32,535
Freddie Mac Gold Pool 1.5% 2/1/2036	158,324	139,871
Freddie Mac Gold Pool 1.5% 2/1/2036	1,972,247	1,742,382
Freddie Mac Gold Pool 1.5% 2/1/2041	13,752,622	11,403,553
Freddie Mac Gold Pool 1.5% 2/1/2051	2,715,268	2,065,735
Freddie Mac Gold Pool 1.5% 3/1/2036	100,106	88,438
Freddie Mac Gold Pool 1.5% 3/1/2041	66,934	55,461
Freddie Mac Gold Pool 1.5% 3/1/2051	1,214,474	923,954
Freddie Mac Gold Pool 1.5% 3/1/2051	255,558	194,904
Freddie Mac Gold Pool 1.5% 4/1/2036	171,912	151,607
Freddie Mac Gold Pool 1.5% 4/1/2041	7,161,063	5,929,684
Freddie Mac Gold Pool 1.5% 4/1/2041	1,860,928	1,541,299
Freddie Mac Gold Pool 1.5% 4/1/2051	3,570,300	2,716,231
Freddie Mac Gold Pool 1.5% 4/1/2051	400,285	304,531
Freddie Mac Gold Pool 1.5% 5/1/2036	177,799	156,465
Freddie Mac Gold Pool 1.5% 5/1/2036	2,335,057	2,065,095
Freddie Mac Gold Pool 1.5% 6/1/2036	178,974	157,499
Freddie Mac Gold Pool 1.5% 7/1/2036	146,137	128,602
Freddie Mac Gold Pool 1.5% 8/1/2035	366,594	324,899
Freddie Mac Gold Pool 1.5% 8/1/2036	109,509	96,370
Freddie Mac Gold Pool 2% 1/1/2051	881,738	711,380
Freddie Mac Gold Pool 2% 1/1/2051	156,497	125,771
Freddie Mac Gold Pool 2% 1/1/2052	697,580	559,097
Freddie Mac Gold Pool 2% 1/1/2052	3,485,836	2,834,132
Freddie Mac Gold Pool 2% 1/1/2052	847,761	679,463
Freddie Mac Gold Pool 2% 10/1/2041	1,084,056	925,685
Freddie Mac Gold Pool 2% 10/1/2050	2,028,996	1,634,442
Freddie Mac Gold Pool 2% 10/1/2050	71,290	57,427
Freddie Mac Gold Pool 2% 10/1/2051	813,817	658,361
Freddie Mac Gold Pool 2% 10/1/2051	87,741	70,844
Freddie Mac Gold Pool 2% 10/1/2051	82,830	66,542
Freddie Mac Gold Pool 2% 11/1/2041	666,967	569,325
Freddie Mac Gold Pool 2% 11/1/2050	3,820,386	3,077,483
Freddie Mac Gold Pool 2% 11/1/2050	2,644,159	2,153,945
Freddie Mac Gold Pool 2% 11/1/2050	107,105	86,277
Freddie Mac Gold Pool 2% 11/1/2050	15,275	12,329
Freddie Mac Gold Pool 2% 11/1/2050	14,482,422	11,801,978
Freddie Mac Gold Pool 2% 11/1/2050	166,880	134,429
Freddie Mac Gold Pool 2% 11/1/2051	21,576	17,293
Freddie Mac Gold Pool 2% 11/1/2051	634,613	512,794
Freddie Mac Gold Pool 2% 11/1/2051	805,495	651,629
Freddie Mac Gold Pool 2% 11/1/2051	1,151,590	933,053
Freddie Mac Gold Pool 2% 11/1/2051	628,776	503,951
Freddie Mac Gold Pool 2% 11/1/2051	1,143,688	920,575
Freddie Mac Gold Pool 2% 11/1/2051	1,867,377	1,496,665
Freddie Mac Gold Pool 2% 12/1/2035	114,213	104,185
Freddie Mac Gold Pool 2% 12/1/2051	574,087	465,142
Freddie Mac Gold Pool 2% 12/1/2051	2,008,751	1,631,944
Freddie Mac Gold Pool 2% 12/1/2051	161,230	129,777
Freddie Mac Gold Pool 2% 12/1/2051	95,304	76,384
Freddie Mac Gold Pool 2% 12/1/2051	3,703,109	2,967,968
Freddie Mac Gold Pool 2% 12/1/2051	132,645	106,312
Freddie Mac Gold Pool 2% 2/1/2036	151,350	137,541
Freddie Mac Gold Pool 2% 2/1/2036	96,137	87,486
Freddie Mac Gold Pool 2% 2/1/2036	111,264	101,460
Freddie Mac Gold Pool 2% 2/1/2041	448,392	385,096
Freddie Mac Gold Pool 2% 2/1/2051	6,071,743	4,879,662
Freddie Mac Gold Pool 2% 2/1/2051	305,997	245,920
Freddie Mac Gold Pool 2% 2/1/2051	86,803	69,924
Freddie Mac Gold Pool 2% 2/1/2052	1,530,520	1,239,595
Freddie Mac Gold Pool 2% 2/1/2052	1,571,411	1,270,748
Freddie Mac Gold Pool 2% 3/1/2036	316,102	286,471
Freddie Mac Gold Pool 2% 3/1/2036	15,933	14,439
Freddie Mac Gold Pool 2% 3/1/2036	83,339	75,840
Freddie Mac Gold Pool 2% 3/1/2041	408,220	352,167
Freddie Mac Gold Pool 2% 3/1/2051	10,143,405	8,151,924
Freddie Mac Gold Pool 2% 3/1/2051	106,263	86,230
Freddie Mac Gold Pool 2% 3/1/2051	1,044,086	839,098
Freddie Mac Gold Pool 2% 3/1/2051	951,752	772,328
Freddie Mac Gold Pool 2% 3/1/2051	883,005	716,541
Freddie Mac Gold Pool 2% 3/1/2051	784,857	636,895
Freddie Mac Gold Pool 2% 3/1/2051	67,650	54,897
Freddie Mac Gold Pool 2% 3/1/2051	7,472,922	6,019,756
Freddie Mac Gold Pool 2% 4/1/2036	924,152	836,369
Freddie Mac Gold Pool 2% 4/1/2041	17,464	14,982
Freddie Mac Gold Pool 2% 4/1/2042	3,376,979	2,901,966
Freddie Mac Gold Pool 2% 4/1/2051	1,229,674	988,249
Freddie Mac Gold Pool 2% 4/1/2051	3,942,733	3,168,646
Freddie Mac Gold Pool 2% 4/1/2052	1,001,799	811,374
Freddie Mac Gold Pool 2% 4/1/2052	127,127	103,002
Freddie Mac Gold Pool 2% 4/1/2052	12,113,511	9,788,230
Freddie Mac Gold Pool 2% 5/1/2036	146,734	133,530
Freddie Mac Gold Pool 2% 5/1/2041	430,970	369,358
Freddie Mac Gold Pool 2% 5/1/2051	39,098,965	31,691,369
Freddie Mac Gold Pool 2% 5/1/2051	10,186,584	8,186,626
Freddie Mac Gold Pool 2% 5/1/2051	3,707,949	3,018,196
Freddie Mac Gold Pool 2% 5/1/2051	39,738	32,246
Freddie Mac Gold Pool 2% 5/1/2051	20,981	16,862
Freddie Mac Gold Pool 2% 5/1/2051	248,092	200,159
Freddie Mac Gold Pool 2% 5/1/2051	587,965	474,365
Freddie Mac Gold Pool 2% 5/1/2051	1,836,321	1,475,791
Freddie Mac Gold Pool 2% 5/1/2052	6,203,844	5,028,478
Freddie Mac Gold Pool 2% 6/1/2035	11,558,841	10,533,135
Freddie Mac Gold Pool 2% 6/1/2035	2,426,257	2,210,956
Freddie Mac Gold Pool 2% 6/1/2041	700,660	600,090
Freddie Mac Gold Pool 2% 6/1/2050	580,414	471,538
Freddie Mac Gold Pool 2% 6/1/2050	53,768,874	43,380,319
Freddie Mac Gold Pool 2% 6/1/2051	61,922	49,765
Freddie Mac Gold Pool 2% 6/1/2052	1,493,584	1,199,878
Freddie Mac Gold Pool 2% 7/1/2041	18,045	15,444
Freddie Mac Gold Pool 2% 7/1/2041	2,055,344	1,768,829
Freddie Mac Gold Pool 2% 7/1/2050	520,274	422,679
Freddie Mac Gold Pool 2% 7/1/2050	183,910	148,377
Freddie Mac Gold Pool 2% 7/1/2050	76,351	61,600
Freddie Mac Gold Pool 2% 7/1/2051	35,407	28,699
Freddie Mac Gold Pool 2% 7/1/2051	1,956,316	1,597,904
Freddie Mac Gold Pool 2% 8/1/2050	24,510	19,905
Freddie Mac Gold Pool 2% 8/1/2051	38,627	31,031
Freddie Mac Gold Pool 2% 8/1/2051	2,790,770	2,244,595
Freddie Mac Gold Pool 2% 8/1/2051	28,122	22,592
Freddie Mac Gold Pool 2% 8/1/2051	1,207,849	972,973
Freddie Mac Gold Pool 2% 8/1/2052	39,224	31,437
Freddie Mac Gold Pool 2% 8/1/2052	2,230,928	1,788,044
Freddie Mac Gold Pool 2% 9/1/2050	38,416,859	30,946,408
Freddie Mac Gold Pool 2% 9/1/2050	52,054	41,931
Freddie Mac Gold Pool 2% 9/1/2050	958,638	777,616
Freddie Mac Gold Pool 2% 9/1/2050	381,354	307,197
Freddie Mac Gold Pool 2% 9/1/2051	123,838	100,337
Freddie Mac Gold Pool 2% 9/1/2051	20,281	16,236
Freddie Mac Gold Pool 2% 9/1/2051	747,458	605,613
Freddie Mac Gold Pool 2% 9/1/2051	731,106	592,364
Freddie Mac Gold Pool 2.5% 1/1/2033	4,313	4,091
Freddie Mac Gold Pool 2.5% 1/1/2041	583,768	515,398
Freddie Mac Gold Pool 2.5% 1/1/2042	443,884	389,827
Freddie Mac Gold Pool 2.5% 1/1/2051	14,641	12,337
Freddie Mac Gold Pool 2.5% 1/1/2052	4,455,598	3,765,398
Freddie Mac Gold Pool 2.5% 1/1/2052	150,207	127,643
Freddie Mac Gold Pool 2.5% 1/1/2052	1,105,249	932,658
Freddie Mac Gold Pool 2.5% 10/1/2041	218,138	191,913
Freddie Mac Gold Pool 2.5% 11/1/2031	198,282	189,065
Freddie Mac Gold Pool 2.5% 11/1/2032	6,458	6,133
Freddie Mac Gold Pool 2.5% 11/1/2041	134,204	118,573
Freddie Mac Gold Pool 2.5% 11/1/2041	349,719	308,988
Freddie Mac Gold Pool 2.5% 11/1/2041 (w)	3,156,901	2,792,181
Freddie Mac Gold Pool 2.5% 11/1/2050	872,455	740,578
Freddie Mac Gold Pool 2.5% 11/1/2050	1,210,099	1,030,967
Freddie Mac Gold Pool 2.5% 11/1/2051	360,625	302,396
Freddie Mac Gold Pool 2.5% 12/1/2050	1,071,197	912,626
Freddie Mac Gold Pool 2.5% 12/1/2051	302,009	253,244
Freddie Mac Gold Pool 2.5% 12/1/2051	466,765	393,877
Freddie Mac Gold Pool 2.5% 2/1/2030	174,415	168,473
Freddie Mac Gold Pool 2.5% 2/1/2035	253,125	236,672
Freddie Mac Gold Pool 2.5% 2/1/2036	5,567,289	5,196,730
Freddie Mac Gold Pool 2.5% 2/1/2042	595,813	530,888
Freddie Mac Gold Pool 2.5% 2/1/2051	17,876	15,062
Freddie Mac Gold Pool 2.5% 2/1/2051	20,129,484	17,149,694
Freddie Mac Gold Pool 2.5% 2/1/2051	6,871,572	5,789,945
Freddie Mac Gold Pool 2.5% 3/1/2032	2,916,000	2,777,872
Freddie Mac Gold Pool 2.5% 3/1/2033	39,246	37,231
Freddie Mac Gold Pool 2.5% 3/1/2050	6,875,642	5,804,117
Freddie Mac Gold Pool 2.5% 3/1/2051	6,577,571	5,542,222
Freddie Mac Gold Pool 2.5% 4/1/2033	20,446	19,368
Freddie Mac Gold Pool 2.5% 4/1/2042	8,378,273	7,337,012
Freddie Mac Gold Pool 2.5% 4/1/2042	86,739	76,474
Freddie Mac Gold Pool 2.5% 4/1/2047	1,090,478	923,601
Freddie Mac Gold Pool 2.5% 4/1/2052 (t)(v)	8,474,581	7,204,190
Freddie Mac Gold Pool 2.5% 5/1/2033	4,765	4,512
Freddie Mac Gold Pool 2.5% 5/1/2041	150,078	132,839
Freddie Mac Gold Pool 2.5% 5/1/2041	1,276,462	1,131,741
Freddie Mac Gold Pool 2.5% 5/1/2051	3,405,038	2,895,666
Freddie Mac Gold Pool 2.5% 5/1/2051	2,150,158	1,839,931
Freddie Mac Gold Pool 2.5% 6/1/2031	30,346	29,025
Freddie Mac Gold Pool 2.5% 6/1/2031	23,412	22,427
Freddie Mac Gold Pool 2.5% 6/1/2040	82,062	72,968
Freddie Mac Gold Pool 2.5% 6/1/2041	102,485	90,741
Freddie Mac Gold Pool 2.5% 7/1/2031	52,025	49,786
Freddie Mac Gold Pool 2.5% 7/1/2032	928,962	883,795
Freddie Mac Gold Pool 2.5% 7/1/2036	57,407	53,586
Freddie Mac Gold Pool 2.5% 7/1/2041	6,563,607	5,818,841
Freddie Mac Gold Pool 2.5% 7/1/2050	540,715	459,151
Freddie Mac Gold Pool 2.5% 7/1/2051	486,644	411,564
Freddie Mac Gold Pool 2.5% 8/1/2031	87,564	83,712
Freddie Mac Gold Pool 2.5% 8/1/2032	2,064,603	1,963,344
Freddie Mac Gold Pool 2.5% 8/1/2041	290,275	256,739
Freddie Mac Gold Pool 2.5% 8/1/2050	3,410,281	2,901,190
Freddie Mac Gold Pool 2.5% 9/1/2041	638,621	568,832
Freddie Mac Gold Pool 2.5% 9/1/2051	1,500,836	1,263,657
Freddie Mac Gold Pool 3% 1/1/2048	8,991	7,997
Freddie Mac Gold Pool 3% 1/1/2052	2,278,195	1,997,056
Freddie Mac Gold Pool 3% 1/1/2052	25,003	21,808
Freddie Mac Gold Pool 3% 10/1/2049	9,052,614	7,994,891
Freddie Mac Gold Pool 3% 11/1/2047	499,878	444,596
Freddie Mac Gold Pool 3% 11/1/2047	188,291	167,467
Freddie Mac Gold Pool 3% 11/1/2050	111,563	98,109
Freddie Mac Gold Pool 3% 11/1/2051 (t)	6,239,195	5,467,302
Freddie Mac Gold Pool 3% 11/1/2051	112,502	98,654
Freddie Mac Gold Pool 3% 11/1/2051	675,739	592,773
Freddie Mac Gold Pool 3% 12/1/2030	94,442	91,519
Freddie Mac Gold Pool 3% 12/1/2032	21,820	21,100
Freddie Mac Gold Pool 3% 12/1/2046	315,002	282,012
Freddie Mac Gold Pool 3% 12/1/2050	920,269	809,292
Freddie Mac Gold Pool 3% 2/1/2033	92,269	89,509
Freddie Mac Gold Pool 3% 3/1/2050	16,377,654	14,438,469
Freddie Mac Gold Pool 3% 3/1/2052	684,319	599,657
Freddie Mac Gold Pool 3% 3/1/2052	20,765,804	18,391,405
Freddie Mac Gold Pool 3% 3/1/2052	1,152,890	1,010,258
Freddie Mac Gold Pool 3% 3/1/2052	2,686,134	2,363,048
Freddie Mac Gold Pool 3% 4/1/2033	131,115	126,153
Freddie Mac Gold Pool 3% 4/1/2034	17,990	17,300
Freddie Mac Gold Pool 3% 4/1/2046	12,271	11,036
Freddie Mac Gold Pool 3% 4/1/2050	255,394	226,432
Freddie Mac Gold Pool 3% 4/1/2050	16,398,505	14,456,851
Freddie Mac Gold Pool 3% 4/1/2051	398,746	347,794
Freddie Mac Gold Pool 3% 5/1/2035	1,847,727	1,767,279
Freddie Mac Gold Pool 3% 5/1/2046	15,265	13,729
Freddie Mac Gold Pool 3% 5/1/2046	95,648	86,019
Freddie Mac Gold Pool 3% 5/1/2051	614,647	539,757
Freddie Mac Gold Pool 3% 5/1/2052	7,960,594	6,969,516
Freddie Mac Gold Pool 3% 6/1/2045	23,854	21,482
Freddie Mac Gold Pool 3% 6/1/2046	93,844	84,338
Freddie Mac Gold Pool 3% 6/1/2050	423,679	376,161
Freddie Mac Gold Pool 3% 6/1/2051	894,065	779,822
Freddie Mac Gold Pool 3% 6/1/2052	3,788,346	3,319,664
Freddie Mac Gold Pool 3% 6/1/2052	3,566,437	3,142,484
Freddie Mac Gold Pool 3% 9/1/2051	118,357	103,788
Freddie Mac Gold Pool 3% 9/1/2051	583,303	511,868
Freddie Mac Gold Pool 3.5% 1/1/2044	372,724	349,012
Freddie Mac Gold Pool 3.5% 1/1/2044	188,916	176,803
Freddie Mac Gold Pool 3.5% 1/1/2045	64,729	60,568
Freddie Mac Gold Pool 3.5% 1/1/2046	30,920	28,713
Freddie Mac Gold Pool 3.5% 1/1/2048	2,839,743	2,620,316
Freddie Mac Gold Pool 3.5% 1/1/2048	19,573	18,214
Freddie Mac Gold Pool 3.5% 1/1/2048	2,899,810	2,675,741
Freddie Mac Gold Pool 3.5% 10/1/2034	634,873	615,921
Freddie Mac Gold Pool 3.5% 10/1/2047	18,194	16,810
Freddie Mac Gold Pool 3.5% 10/1/2047	70,381	65,493
Freddie Mac Gold Pool 3.5% 10/1/2049	449,990	414,657
Freddie Mac Gold Pool 3.5% 10/1/2051	416,141	379,954
Freddie Mac Gold Pool 3.5% 11/1/2033	110,963	108,156
Freddie Mac Gold Pool 3.5% 11/1/2033	102,116	99,419
Freddie Mac Gold Pool 3.5% 11/1/2045	43,733	40,679
Freddie Mac Gold Pool 3.5% 11/1/2047	56,949	52,616
Freddie Mac Gold Pool 3.5% 11/1/2047	486,961	453,138
Freddie Mac Gold Pool 3.5% 12/1/2047	252,591	233,374
Freddie Mac Gold Pool 3.5% 12/1/2047	121,698	113,246
Freddie Mac Gold Pool 3.5% 12/1/2054	94,428	85,678
Freddie Mac Gold Pool 3.5% 12/1/2054	26,999,985	24,498,145
Freddie Mac Gold Pool 3.5% 2/1/2034	148,592	144,595
Freddie Mac Gold Pool 3.5% 2/1/2034	136,874	132,866
Freddie Mac Gold Pool 3.5% 2/1/2043	2,163,020	2,022,732
Freddie Mac Gold Pool 3.5% 2/1/2052	146,179	133,788
Freddie Mac Gold Pool 3.5% 3/1/2032	41,751	40,793
Freddie Mac Gold Pool 3.5% 3/1/2045	34,402	32,000
Freddie Mac Gold Pool 3.5% 3/1/2046	71,770	66,804
Freddie Mac Gold Pool 3.5% 3/1/2052	343,412	313,442
Freddie Mac Gold Pool 3.5% 3/1/2052	157,428	144,034
Freddie Mac Gold Pool 3.5% 3/1/2052	1,136,348	1,038,344
Freddie Mac Gold Pool 3.5% 4/1/2033	249,655	244,172
Freddie Mac Gold Pool 3.5% 4/1/2048	67,357	62,106
Freddie Mac Gold Pool 3.5% 4/1/2052	250,610	229,836
Freddie Mac Gold Pool 3.5% 5/1/2045	44,427	41,311
Freddie Mac Gold Pool 3.5% 5/1/2046	37,430	34,804
Freddie Mac Gold Pool 3.5% 5/1/2046	85,812	79,739
Freddie Mac Gold Pool 3.5% 5/1/2052	613,728	561,319
Freddie Mac Gold Pool 3.5% 5/1/2052	332,381	304,205
Freddie Mac Gold Pool 3.5% 6/1/2045	53,769	49,997
Freddie Mac Gold Pool 3.5% 6/1/2045	8,478	7,884
Freddie Mac Gold Pool 3.5% 7/1/2032	44,624	43,563
Freddie Mac Gold Pool 3.5% 7/1/2042	1,116,169	1,043,890
Freddie Mac Gold Pool 3.5% 7/1/2047	1,190,052	1,108,138
Freddie Mac Gold Pool 3.5% 8/1/2042	51,873	48,562
Freddie Mac Gold Pool 3.5% 8/1/2047	214,519	199,619
Freddie Mac Gold Pool 3.5% 8/1/2047	1,809,393	1,684,847
Freddie Mac Gold Pool 3.5% 8/1/2047	142,270	132,477
Freddie Mac Gold Pool 3.5% 8/1/2049	31,217,421	28,775,978
Freddie Mac Gold Pool 3.5% 9/1/2042	3,104,796	2,902,225
Freddie Mac Gold Pool 3.5% 9/1/2042	1,427,683	1,333,918
Freddie Mac Gold Pool 3.5% 9/1/2046	45,011	41,812
Freddie Mac Gold Pool 3.5% 9/1/2047	49,577	46,084
Freddie Mac Gold Pool 3.5% 9/1/2047	40,232	37,438
Freddie Mac Gold Pool 3.5% 9/1/2047	33,118	30,818
Freddie Mac Gold Pool 4% 1/1/2041	42,142	40,830
Freddie Mac Gold Pool 4% 10/1/2041	11,786	11,409
Freddie Mac Gold Pool 4% 10/1/2052	724,723	688,568
Freddie Mac Gold Pool 4% 11/1/2040	43,198	41,831
Freddie Mac Gold Pool 4% 11/1/2051	529,985	505,698
Freddie Mac Gold Pool 4% 2/1/2041	74,940	72,508
Freddie Mac Gold Pool 4% 2/1/2045	46,272	44,545
Freddie Mac Gold Pool 4% 2/1/2048	44,852	42,819
Freddie Mac Gold Pool 4% 2/1/2052	220,739	210,624
Freddie Mac Gold Pool 4% 2/1/2052	275,056	262,451
Freddie Mac Gold Pool 4% 2/1/2053	9,502,627	9,010,743
Freddie Mac Gold Pool 4% 2/1/2053	22,432,533	21,271,358
Freddie Mac Gold Pool 4% 4/1/2043	117,722	113,724
Freddie Mac Gold Pool 4% 4/1/2046	12,477	11,951
Freddie Mac Gold Pool 4% 4/1/2052	581,127	554,315
Freddie Mac Gold Pool 4% 4/1/2052	376,112	358,759
Freddie Mac Gold Pool 4% 5/1/2037	145,376	142,466
Freddie Mac Gold Pool 4% 5/1/2048	12,260	11,712
Freddie Mac Gold Pool 4% 5/1/2048	185,891	177,126
Freddie Mac Gold Pool 4% 6/1/2050	3,185,062	3,016,959
Freddie Mac Gold Pool 4% 6/1/2052	312,291	297,882
Freddie Mac Gold Pool 4% 7/1/2041	42,408	40,996
Freddie Mac Gold Pool 4% 7/1/2048	56,596	54,244
Freddie Mac Gold Pool 4% 7/1/2052	469,395	447,738
Freddie Mac Gold Pool 4% 8/1/2052	276,024	263,095
Freddie Mac Gold Pool 4% 9/1/2040	7,082	6,861
Freddie Mac Gold Pool 4% 9/1/2051	610,600	582,619
Freddie Mac Gold Pool 4.5% 1/1/2042	106,008	105,184
Freddie Mac Gold Pool 4.5% 1/1/2047	4,479	4,404
Freddie Mac Gold Pool 4.5% 11/1/2040	3,396,456	3,367,044
Freddie Mac Gold Pool 4.5% 12/1/2046	4,343	4,270
Freddie Mac Gold Pool 4.5% 12/1/2047	12,428	12,192
Freddie Mac Gold Pool 4.5% 12/1/2048	168,667	165,254
Freddie Mac Gold Pool 4.5% 2/1/2047	6,169	6,067
Freddie Mac Gold Pool 4.5% 4/1/2048	2,268	2,223
Freddie Mac Gold Pool 4.5% 4/1/2048	2,120	2,077
Freddie Mac Gold Pool 4.5% 4/1/2048	6,705	6,571
Freddie Mac Gold Pool 4.5% 5/1/2047	16,922	16,622
Freddie Mac Gold Pool 4.5% 5/1/2047	4,995	4,907
Freddie Mac Gold Pool 4.5% 5/1/2047	11,971	11,759
Freddie Mac Gold Pool 4.5% 5/1/2048	4,822	4,725
Freddie Mac Gold Pool 4.5% 6/1/2047	19,762	19,455
Freddie Mac Gold Pool 4.5% 6/1/2047	23,866	23,442
Freddie Mac Gold Pool 4.5% 7/1/2047	10,156	9,967
Freddie Mac Gold Pool 4.5% 7/1/2047	15,398	15,154
Freddie Mac Gold Pool 4.5% 7/1/2047	34,344	33,853
Freddie Mac Gold Pool 4.5% 7/1/2049	980,587	961,674
Freddie Mac Gold Pool 5% 1/1/2053	519,144	515,713
Freddie Mac Gold Pool 5% 10/1/2052	372,507	370,976
Freddie Mac Gold Pool 5% 11/1/2052	1,112,100	1,107,530
Freddie Mac Gold Pool 5% 11/1/2052	349,549	348,877
Freddie Mac Gold Pool 5% 11/1/2054	15,219,505	14,980,985
Freddie Mac Gold Pool 5% 12/1/2052	5,678,284	5,614,136
Freddie Mac Gold Pool 5% 12/1/2052	799,685	796,399
Freddie Mac Gold Pool 5% 12/1/2052	325,899	324,458
Freddie Mac Gold Pool 5% 12/1/2052	295,778	293,915
Freddie Mac Gold Pool 5% 12/1/2052	149,593	148,651
Freddie Mac Gold Pool 5% 12/1/2054	8,098,846	8,014,946
Freddie Mac Gold Pool 5% 6/1/2052	4,570,597	4,566,097
Freddie Mac Gold Pool 5% 6/1/2053	585,361	587,894
Freddie Mac Gold Pool 5% 9/1/2052	317,777	316,670
Freddie Mac Gold Pool 5% 9/1/2054	20,871,767	20,616,412
Freddie Mac Gold Pool 5.5% 1/1/2055	28,729,988	29,233,771
Freddie Mac Gold Pool 5.5% 10/1/2053	6,703,326	6,730,794
Freddie Mac Gold Pool 5.5% 11/1/2052	13,248,224	13,455,693
Freddie Mac Gold Pool 5.5% 11/1/2054	28,825,715	28,880,775
Freddie Mac Gold Pool 5.5% 2/1/2054	445,045	447,007
Freddie Mac Gold Pool 5.5% 3/1/2053 (t)	2,407,491	2,448,202
Freddie Mac Gold Pool 5.5% 4/1/2053	3,086,530	3,134,865
Freddie Mac Gold Pool 5.5% 5/1/2053	1,056,596	1,067,859
Freddie Mac Gold Pool 5.5% 6/1/2039	11,224,526	11,400,871
Freddie Mac Gold Pool 5.5% 7/1/2039	11,197,012	11,372,925
Freddie Mac Gold Pool 5.5% 9/1/2039	3,981,441	4,043,993
Freddie Mac Gold Pool 5.5% 9/1/2053	1,529,186	1,549,310
Freddie Mac Gold Pool 6% 10/1/2053	41,671	42,453
Freddie Mac Gold Pool 6% 10/1/2054	2,999,838	3,103,001
Freddie Mac Gold Pool 6% 11/1/2053	804,597	825,730
Freddie Mac Gold Pool 6% 12/1/2053	72,166	73,475
Freddie Mac Gold Pool 6% 3/1/2053	831,722	859,545
Freddie Mac Gold Pool 6% 4/1/2039 (e)	3,797,556	3,913,985
Freddie Mac Gold Pool 6% 4/1/2054	40,616,711	41,911,961
Freddie Mac Gold Pool 6% 5/1/2054	9,333,567	9,642,878
Freddie Mac Gold Pool 6% 7/1/2039	10,736,850	11,015,703
Freddie Mac Gold Pool 6% 9/1/2039 (e)	2,406,113	2,474,168
Freddie Mac Gold Pool 6% 9/1/2053	120,836	123,104
Freddie Mac Gold Pool 6% 9/1/2054	960,738	988,673
Freddie Mac Gold Pool 6% 9/1/2054	2,690,537	2,789,790
Freddie Mac Gold Pool 6.5% 1/1/2054 (w)	3,023,461	3,158,851
Freddie Mac Gold Pool 6.5% 10/1/2053	3,230,667	3,372,307
Freddie Mac Gold Pool 6.5% 10/1/2053	3,142,171	3,281,895
Freddie Mac Gold Pool 6.5% 10/1/2053	2,783,706	2,888,352
Freddie Mac Gold Pool 6.5% 6/1/2054	34,832,530	36,405,929
Freddie Mac Gold Pool 6.5% 6/1/2054	9,401,195	9,881,671
Freddie Mac Gold Pool 6.5% 9/1/2053	804,985	840,277
Freddie Mac Gold Pool 6.5% 9/1/2053	840,573	878,279
Freddie Mac Gold Pool 6.5% 9/1/2054	10,954,973	11,521,706
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	12,019,023	12,387,281
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	12,582	12,169
Freddie Mac Non Gold Pool 5% 8/1/2053	996,231	985,599
Freddie Mac Non Gold Pool 5.5% 5/1/2053	739,292	748,790
Freddie Mac Non Gold Pool 5.5% 6/1/2053	370,666	374,964
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,700,535	3,742,297
Freddie Mac Non Gold Pool 6% 11/1/2054	2,396,571	2,468,504
Freddie Mac Non Gold Pool 6% 6/1/2053	1,036,379	1,067,810
Freddie Mac Non Gold Pool 6% 6/1/2053	872,102	897,733
Freddie Mac Non Gold Pool 6% 6/1/2053	1,048,849	1,077,380
Freddie Mac Non Gold Pool 6% 7/1/2053	571,698	588,500
Freddie Mac Non Gold Pool 6% 7/1/2053	647,565	667,204
Freddie Mac Non Gold Pool 6% 9/1/2053	1,406,787	1,444,615
Freddie Mac Non Gold Pool 6.5% 1/1/2055	10,338,593	10,809,631
Ginnie Mae I Pool 2.5% 1/20/2052	3,185,273	2,704,019
Ginnie Mae I Pool 2.5% 12/20/2051	1,510,219	1,282,045
Ginnie Mae I Pool 2.5% 12/20/2051	4,949,071	4,201,330
Ginnie Mae I Pool 2.5% 12/20/2051	2,586,090	2,195,365
Ginnie Mae I Pool 2.5% 8/20/2051	10,403,359	8,841,298
Ginnie Mae I Pool 2.5% 8/20/2051	1,270,035	1,079,340
Ginnie Mae I Pool 2.5% 8/20/2051	2,717,391	2,309,376
Ginnie Mae I Pool 2.5% 9/20/2051	4,364,062	3,708,799
Ginnie Mae I Pool 2.5% 9/20/2051	2,690,268	2,286,325
Ginnie Mae I Pool 3% 1/15/2045	4,700	4,210
Ginnie Mae I Pool 3% 1/15/2045	2,029	1,822
Ginnie Mae I Pool 3% 1/15/2045	2,251	2,017
Ginnie Mae I Pool 3% 1/15/2045	5,592	5,005
Ginnie Mae I Pool 3% 1/15/2045	1,092	976
Ginnie Mae I Pool 3% 2/15/2045	3,327	2,982
Ginnie Mae I Pool 3% 2/15/2045	2,270	2,034
Ginnie Mae I Pool 3% 2/15/2045	4,730	4,235
Ginnie Mae I Pool 3% 2/20/2050	336,320	299,190
Ginnie Mae I Pool 3% 3/15/2045	2,488	2,242
Ginnie Mae I Pool 3% 3/15/2045	1,786	1,609
Ginnie Mae I Pool 3% 3/15/2045	2,923	2,633
Ginnie Mae I Pool 3% 3/15/2045	2,468	2,205
Ginnie Mae I Pool 3% 3/15/2045	1,271	1,145
Ginnie Mae I Pool 3% 3/15/2045	10,544	9,500
Ginnie Mae I Pool 3% 3/15/2045	4,364	3,932
Ginnie Mae I Pool 3% 3/15/2045	3,494	3,129
Ginnie Mae I Pool 3% 3/15/2045	1,407	1,259
Ginnie Mae I Pool 3% 3/15/2045	5,457	4,916
Ginnie Mae I Pool 3% 3/15/2045	1,450	1,306
Ginnie Mae I Pool 3% 3/15/2045	4,385	3,951
Ginnie Mae I Pool 3% 3/15/2045	3,000	2,703
Ginnie Mae I Pool 3% 5/15/2045	4,119	3,711
Ginnie Mae I Pool 3% 6/15/2045	1,637	1,475
Ginnie Mae I Pool 3% 6/15/2045	2,339	2,108
Ginnie Mae I Pool 3% 6/15/2045	2,561	2,308
Ginnie Mae I Pool 3% 7/15/2045	3,389	3,053
Ginnie Mae I Pool 3% 7/15/2045	2,025	1,825
Ginnie Mae I Pool 3% 7/15/2045	3,447	3,105
Ginnie Mae I Pool 3% 7/15/2045	5,121	4,614
Ginnie Mae I Pool 3% 7/15/2045	1,758	1,584
Ginnie Mae I Pool 3% 7/15/2045	1,305	1,174
Ginnie Mae I Pool 3% 7/15/2045	6,148	5,539
Ginnie Mae I Pool 3% 7/15/2045	5,852	5,273
Ginnie Mae I Pool 3% 7/15/2045	4,869	4,387
Ginnie Mae I Pool 3% 7/15/2045	4,255	3,834
Ginnie Mae I Pool 3% 7/15/2045	3,082	2,777
Ginnie Mae I Pool 3.5% 10/20/2054	37,739,871	34,633,416
Ginnie Mae I Pool 3.5% 2/20/2043	18,005	16,762
Ginnie Mae I Pool 3.5% 3/20/2043	9,593	8,927
Ginnie Mae I Pool 3.5% 3/20/2043	8,012	7,457
Ginnie Mae I Pool 3.5% 4/20/2043	4,212	3,916
Ginnie Mae I Pool 3.5% 4/20/2043	10,102	9,388
Ginnie Mae I Pool 3.5% 7/20/2046	212,221	197,141
Ginnie Mae I Pool 4% 10/20/2052	13,647,324	12,902,177
Ginnie Mae I Pool 4% 11/20/2041	93,317	89,270
Ginnie Mae I Pool 4% 11/20/2042	82,810	79,199
Ginnie Mae I Pool 4% 12/15/2040	29,202	28,103
Ginnie Mae I Pool 4% 4/20/2048	31,981	30,392
Ginnie Mae I Pool 4% 4/20/2048	34,897	33,163
Ginnie Mae I Pool 4% 8/15/2041	173,080	166,475
Ginnie Mae I Pool 4.5% 4/20/2053	4,143,286	4,015,398
Ginnie Mae I Pool 4.5% 5/20/2041	2,392	2,354
Ginnie Mae I Pool 5% 4/20/2048	228,716	231,482
Ginnie Mae I Pool 5.5% 10/20/2054	23,722,713	23,809,415
Ginnie Mae II Pool 2% 1/20/2051	115,040,055	94,507,787
Ginnie Mae II Pool 2% 10/20/2050	19,251,749	15,826,239
Ginnie Mae II Pool 2% 11/20/2050	6,077,000	4,995,705
Ginnie Mae II Pool 2% 12/20/2050	8,363,526	6,872,770
Ginnie Mae II Pool 2% 2/20/2051	9,220,850	7,580,162
Ginnie Mae II Pool 2% 2/20/2052	43,990,146	36,156,003
Ginnie Mae II Pool 2% 3/1/2055 (e)	123,175,000	101,156,312
Ginnie Mae II Pool 2% 3/20/2052	10,748,930	8,834,668
Ginnie Mae II Pool 2% 4/1/2055 (e)	97,025,000	79,703,602
Ginnie Mae II Pool 2% 4/20/2051	136,804	112,441
Ginnie Mae II Pool 2% 7/20/2054	497,690	408,668
Ginnie Mae II Pool 2.5% 12/20/2051	57,558	49,374
Ginnie Mae II Pool 2.5% 2/20/2052	663,674	569,312
Ginnie Mae II Pool 2.5% 3/1/2055 (e)	77,000,000	65,991,056
Ginnie Mae II Pool 2.5% 4/20/2052	20,824,941	17,867,285
Ginnie Mae II Pool 2.5% 5/20/2052	21,442,197	18,396,875
Ginnie Mae II Pool 2.5% 6/20/2051	1,032,870	886,016
Ginnie Mae II Pool 2.5% 7/20/2051	1,955,619	1,676,956
Ginnie Mae II Pool 2.5% 9/20/2051	2,477,944	2,124,853
Ginnie Mae II Pool 3% 1/20/2032	879,366	848,757
Ginnie Mae II Pool 3% 1/20/2043	18,327	16,735
Ginnie Mae II Pool 3% 1/20/2047	26,868	24,272
Ginnie Mae II Pool 3% 10/20/2031	289,005	279,130
Ginnie Mae II Pool 3% 10/20/2050	11,033	9,870
Ginnie Mae II Pool 3% 11/20/2031	313,263	302,458
Ginnie Mae II Pool 3% 12/20/2031	470,781	454,545
Ginnie Mae II Pool 3% 12/20/2042	49,741	45,430
Ginnie Mae II Pool 3% 12/20/2046	41,320	37,326
Ginnie Mae II Pool 3% 2/20/2031	38,234	37,043
Ginnie Mae II Pool 3% 2/20/2047	257,383	232,507
Ginnie Mae II Pool 3% 3/1/2055 (e)	100,550,000	89,501,717
Ginnie Mae II Pool 3% 3/20/2031	77,686	75,240
Ginnie Mae II Pool 3% 3/20/2050	1,833,299	1,641,214
Ginnie Mae II Pool 3% 4/1/2055 (e)	44,800,000	39,868,694
Ginnie Mae II Pool 3% 4/20/2031	290,099	280,865
Ginnie Mae II Pool 3% 5/20/2031	605,821	586,329
Ginnie Mae II Pool 3% 7/20/2031	8,005	7,742
Ginnie Mae II Pool 3% 8/20/2031	94,227	91,100
Ginnie Mae II Pool 3% 9/20/2031	37,767	36,502
Ginnie Mae II Pool 3.5% 12/20/2041	87,982	82,711
Ginnie Mae II Pool 3.5% 2/20/2043	29,600	27,746
Ginnie Mae II Pool 3.5% 2/20/2050	48,970	45,337
Ginnie Mae II Pool 3.5% 3/1/2055 (e)	48,450,000	44,456,412
Ginnie Mae II Pool 3.5% 4/1/2055 (e)	29,200,000	26,776,020
Ginnie Mae II Pool 3.5% 5/20/2043	13,249	12,357
Ginnie Mae II Pool 4% 1/20/2041	122,449	118,220
Ginnie Mae II Pool 4% 1/20/2046	2,346	2,253
Ginnie Mae II Pool 4% 10/20/2040	40,438	39,048
Ginnie Mae II Pool 4% 10/20/2045	70,750	67,943
Ginnie Mae II Pool 4% 12/20/2045	2,446	2,349
Ginnie Mae II Pool 4% 12/20/2054	38,840,635	36,622,827
Ginnie Mae II Pool 4% 3/20/2047	137,246	131,586
Ginnie Mae II Pool 4% 4/20/2047	245,469	235,346
Ginnie Mae II Pool 4% 5/20/2046	122,717	117,771
Ginnie Mae II Pool 4% 6/20/2045	130,865	125,713
Ginnie Mae II Pool 4% 7/20/2044	5,121	4,920
Ginnie Mae II Pool 4% 8/20/2043	7,476	7,192
Ginnie Mae II Pool 4% 8/20/2045	78,033	74,937
Ginnie Mae II Pool 4% 9/20/2045	1,980	1,902
Ginnie Mae II Pool 4.5% 1/20/2045	2,990	2,951
Ginnie Mae II Pool 4.5% 10/20/2044	2,341	2,311
Ginnie Mae II Pool 4.5% 11/20/2039	3,799	3,741
Ginnie Mae II Pool 4.5% 11/20/2041	1,248	1,227
Ginnie Mae II Pool 4.5% 11/20/2048	61,445	60,235
Ginnie Mae II Pool 4.5% 11/20/2054	69,739,337	67,374,253
Ginnie Mae II Pool 4.5% 12/20/2048	76,817	75,304
Ginnie Mae II Pool 4.5% 2/20/2042	1,544	1,519
Ginnie Mae II Pool 4.5% 2/20/2044	11,335	11,190
Ginnie Mae II Pool 4.5% 3/1/2055 (e)	7,700,000	7,435,564
Ginnie Mae II Pool 4.5% 3/20/2046	8,150	8,045
Ginnie Mae II Pool 4.5% 4/20/2035	16,775	16,569
Ginnie Mae II Pool 4.5% 5/20/2041	34,835	34,273
Ginnie Mae II Pool 4.5% 5/20/2042	23,378	23,000
Ginnie Mae II Pool 4.5% 5/20/2046	4,204	4,150
Ginnie Mae II Pool 4.5% 6/20/2041	14,611	14,374
Ginnie Mae II Pool 4.5% 6/20/2043	1,923	1,892
Ginnie Mae II Pool 4.5% 6/20/2044	2,509	2,465
Ginnie Mae II Pool 4.5% 8/20/2048	4,362	4,282
Ginnie Mae II Pool 4.5% 9/20/2039	6,800	6,696
Ginnie Mae II Pool 4.5% 9/20/2046	2,724	2,677
Ginnie Mae II Pool 5% 11/20/2054	25,880,360	25,560,481
Ginnie Mae II Pool 5% 12/20/2054	43,159,255	42,625,811
Ginnie Mae II Pool 5% 3/1/2055 (e)	43,000,000	42,442,333
Ginnie Mae II Pool 5.5% 1/20/2055	8,699,997	8,731,794
Ginnie Mae II Pool 5.5% 3/1/2055 (e)	122,000,000	122,341,320
Ginnie Mae II Pool 5.5% 4/1/2055 (e)	85,725,000	85,881,122
Ginnie Mae II Pool 5.5% 8/20/2054	8,874,997	8,907,433
Ginnie Mae II Pool 6% 1/20/2055	5,185,107	5,264,387
Ginnie Mae II Pool 6% 12/20/2054	10,459,490	10,622,685
Ginnie Mae II Pool 6% 3/1/2055 (e)	155,650,000	157,762,872
Ginnie Mae II Pool 6% 4/1/2055 (e)	85,450,000	86,516,484
Ginnie Mae II Pool 6.5% 3/1/2055 (e)	50,300,000	51,298,737
Uniform Mortgage Backed Securities 1.5% 3/1/2040 (e)	10,800,000	9,480,019
Uniform Mortgage Backed Securities 2% 3/1/2040 (e)	6,175,000	5,574,384
Uniform Mortgage Backed Securities 2% 3/1/2055 (e)	461,575,000	369,151,807
Uniform Mortgage Backed Securities 2% 4/1/2055 (e)	367,000,000	293,714,688
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (e)	9,825,000	8,214,622
Uniform Mortgage Backed Securities 3% 3/1/2055 (e)	86,650,000	75,524,279
Uniform Mortgage Backed Securities 3.5% 3/1/2055 (e)	56,900,000	51,601,188
Uniform Mortgage Backed Securities 4.5% 3/1/2055 (e)	7,700,000	7,256,948
Uniform Mortgage Backed Securities 5% 3/1/2055 (e)	43,000,000	42,301,250
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (e)	58,800,000	58,873,500
Uniform Mortgage Backed Securities 6% 3/1/2055 (e)	103,375,000	105,046,770
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (e)	109,425,000	112,716,296
TOTAL UNITED STATES		4,817,172,981
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,769,168,349)		4,817,172,981

U.S. Treasury Obligations - 35.8%
	Yield (%) (x)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	0.95 to 4.61	12,751,600	8,120,677
US Treasury Bonds 1.125% 8/15/2040	4.51	4,800,000	3,027,750
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	12,905,000	8,806,150
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.04	26,946,000	15,789,724
US Treasury Bonds 2% 11/15/2041	2.08 to 2.10	13,900,000	9,829,363
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	29,700,000	19,084,570
US Treasury Bonds 2.25% 8/15/2046	4.92	90,000	61,267
US Treasury Bonds 2.25% 8/15/2049	4.66	70,000,000	45,844,532
US Treasury Bonds 2.875% 5/15/2049	1.16 to 4.77	78,953,600	59,008,563
US Treasury Bonds 2.875% 5/15/2052	2.99 to 5.04	10,996,000	8,126,731
US Treasury Bonds 3% 8/15/2052	3.37 to 4.02	56,140,000	42,552,366
US Treasury Bonds 3.25% 5/15/2042	3.39 to 5.23	12,305,000	10,480,399
US Treasury Bonds 3.625% 2/15/2053	3.62 to 5.09	196,335,000	168,265,230
US Treasury Bonds 3.875% 5/15/2043 (v)	4.14 to 4.58	4,000,000	3,679,329
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.65	760,000	718,794
US Treasury Bonds 4.125% 8/15/2053	4.22 to 5.11	142,118,000	133,274,486
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.82	451,441,000	433,048,305
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.97	429,535,000	412,756,289
US Treasury Bonds 4.375% 8/15/2043	4.76 to 5.16	40,600,000	39,902,188
US Treasury Bonds 4.5% 11/15/2054	4.33 to 4.91	379,800,000	380,808,844
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	990,000	986,752
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	710,000	717,766
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.79	25,450,000	26,050,485
US Treasury Bonds 4.625% 5/15/2044	4.07 to 4.73	1,380,000	1,396,495
US Treasury Bonds 4.625% 5/15/2054	3.96 to 4.73	223,280,000	228,033,421
US Treasury Bonds 4.75% 11/15/2053	4.52	15,000,000	15,591,211
US Treasury Bonds 6.25% 5/15/2030 (w)	4.16 to 4.91	12,400,000	13,683,109
US Treasury Notes 0.75% 3/31/2026	4.28	9,800,000	9,455,469
US Treasury Notes 2.625% 7/31/2029	4.11 to 4.92	11,120,000	10,503,188
US Treasury Notes 2.875% 5/15/2032 (v)	2.98 to 3.85	777,000	717,268
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.43	146,650,000	138,801,934
US Treasury Notes 3.375% 9/15/2027	3.48 to 3.87	3,700,000	3,647,102
US Treasury Notes 3.5% 2/15/2033	3.40 to 4.24	120,614,000	115,426,656
US Treasury Notes 3.625% 3/31/2030	3.55 to 4.88	969,000	950,983
US Treasury Notes 3.625% 8/31/2029	3.42 to 4.58	646,520,000	636,519,144
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	121,300,000	118,035,325
US Treasury Notes 3.75% 12/31/2028	4.05	588,000	582,740
US Treasury Notes 3.75% 12/31/2030	4.07	1,700,000	1,672,375
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.59	1,085,000	1,070,293
US Treasury Notes 3.75% 8/31/2031	3.54 to 4.68	680,825,000	667,527,637
US Treasury Notes 3.875% 12/31/2029	4.13	300,000,000	298,089,843
US Treasury Notes 3.875% 8/15/2033 (v)	4.02 to 4.98	144,278,000	141,341,718
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.77	499,735,000	487,258,766
US Treasury Notes 4% 1/31/2029	3.87	3,600,000	3,599,719
US Treasury Notes 4% 1/31/2031	4.28 to 4.31	60,000,000	59,772,656
US Treasury Notes 4% 2/15/2034	3.83 to 4.74	143,197,000	141,244,823
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	368,000	367,942
US Treasury Notes 4.125% 10/31/2031	4.37	66,000,000	66,103,125
US Treasury Notes 4.125% 11/15/2032	3.40 to 4.09	76,155,000	76,169,874
US Treasury Notes 4.125% 11/30/2029	4.11	340,000	341,752
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.55	68,000,000	68,098,281
US Treasury Notes 4.125% 2/29/2032	4.11	50,000,000	50,062,500
US Treasury Notes 4.125% 3/31/2031	4.35 to 4.73	90,514,000	90,747,356
US Treasury Notes 4.125% 7/31/2031	3.59 to 4.19	190,900,000	191,271,778
US Treasury Notes 4.25% 1/31/2030	4.09	10,000,000	10,104,688
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.47	295,900,000	297,055,859
US Treasury Notes 4.25% 2/28/2029	4.30	261,000	263,334
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	82,750,000	83,532,246
US Treasury Notes 4.25% 6/30/2031	4.23 to 4.45	1,400,000	1,412,688
US Treasury Notes 4.375% 11/30/2028	4.46	1,300,000	1,316,809
US Treasury Notes 4.375% 11/30/2030	4.11 to 4.41	129,145,000	131,198,204
US Treasury Notes 4.375% 12/31/2029	4.39	550,000	558,594
US Treasury Notes 4.375% 5/15/2034	3.64 to 4.61	125,200,000	126,970,406
US Treasury Notes 4.5% 11/15/2033	3.79 to 4.44	308,372,000	315,731,973
US Treasury Notes 4.625% 4/30/2029	3.44 to 4.72	2,720,000	2,783,856
US Treasury Notes 4.625% 4/30/2031	3.52 to 4.63	75,390,000	77,619,306
US Treasury Notes 4.625% 9/30/2028	3.56 to 4.85	2,330,000	2,378,511
US Treasury Notes 4.625% 9/30/2030	5.01	526,000	540,916
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,558,442,579)			6,520,492,433

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (y)	4.35	747,343,379	747,492,847
Fidelity Securities Lending Cash Central Fund (y)(z)	4.35	26,554,045	26,556,700
TOTAL MONEY MARKET FUNDS (Cost $774,049,547)			774,049,547

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.69% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/27/29	11,900,000	454,731
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,430,000	223,088
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.0775% and receive annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	5,620,000	118,821
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	11,500,000	446,358
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	9,400,000	335,058
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	29,200,000	1,215,902
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	27,200,000	1,208,962
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	21,300,000	796,428

TOTAL PUT SWAPTIONS			4,799,348
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.69% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/27/29	11,900,000	401,109
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/29	6,430,000	278,438
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.0775% and pay annually a floating rate based on US SOFR Index, expiring February 2036	2/04/26	5,620,000	260,627
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	11,500,000	425,493
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	9,400,000	394,358
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	29,200,000	325,320
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	27,200,000	818,867
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	21,300,000	822,626

TOTAL CALL SWAPTIONS			3,726,838
TOTAL PURCHASED SWAPTIONS (Cost $9,344,064)			8,526,186

TOTAL INVESTMENT IN SECURITIES - 113.1% (Cost $20,487,294,648)	20,553,242,122
NET OTHER ASSETS (LIABILITIES) - (13.1)%	(2,358,849,419)
NET ASSETS - 100.0%	18,194,392,703

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2055	(97,025,000)	(79,680,869)
Ginnie Mae II Pool 3% 3/1/2055	(44,800,000)	(39,877,443)
Ginnie Mae II Pool 3.5% 3/1/2055	(35,900,000)	(32,940,871)
Ginnie Mae II Pool 5.5% 3/1/2055	(85,725,000)	(85,964,833)
Ginnie Mae II Pool 6% 3/1/2055	(155,650,000)	(157,762,871)
Ginnie Mae II Pool 6% 4/1/2055	(25,450,000)	(25,767,636)
Uniform Mortgage Backed Securities 2% 3/1/2040	(6,175,000)	(5,574,385)
Uniform Mortgage Backed Securities 2% 3/1/2055	(407,100,000)	(325,584,577)
Uniform Mortgage Backed Securities 2.5% 3/1/2055	(9,825,000)	(8,214,622)
Uniform Mortgage Backed Securities 3% 3/1/2055	(43,975,000)	(38,328,680)
Uniform Mortgage Backed Securities 3.5% 3/1/2055	(99,750,000)	(90,460,781)
Uniform Mortgage Backed Securities 4% 3/1/2055	(29,500,000)	(27,660,858)
Uniform Mortgage Backed Securities 4.5% 3/1/2055	(7,700,000)	(7,256,949)
Uniform Mortgage Backed Securities 5% 3/1/2055	(60,475,000)	(59,492,281)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(166,500,000)	(166,708,125)
Uniform Mortgage Backed Securities 6% 3/1/2055	(47,700,000)	(48,471,400)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(109,425,000)	(112,716,296)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,312,463,477)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,298,742,355)		(1,312,463,477)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	65	Jun 2025	7,221,094	146,636	146,636
CBOT 2 Year US Treasury Notes Contracts (United States)	3,519	Jun 2025	728,323,031	3,884,639	3,884,639
CBOT 5 Year US Treasury Notes Contracts (United States)	5,180	Jun 2025	559,116,250	5,675,678	5,675,678
CBOT US Treasury Long Term Note Contracts (United States)	127	Jun 2025	14,997,906	309,613	309,613
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	31	Jun 2025	3,541,750	87,909	87,909
TME 10YR Bond Contracts (Canada)	60	Jun 2025	5,174,495	66,314	66,314

TOTAL PURCHASED					10,170,789

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	345	Jun 2025	38,327,344	(571,270)	(571,270)
CBOT 5 Year US Treasury Notes Contracts (United States)	806	Jun 2025	86,997,625	(1,298,539)	(1,298,539)
CBOT US Treasury Long Term Bond Contracts (United States)	106	Jun 2025	13,157,250	(506,865)	(506,865)
Eurex Euro-Bobl Contracts (Germany)	3	Mar 2025	366,911	(1,000)	(1,000)
Eurex Euro-Bund Contracts (Germany)	7	Mar 2025	967,153	(3,713)	(3,713)

TOTAL SOLD					(2,381,387)

TOTAL FUTURES CONTRACTS					7,789,402
The notional amount of futures purchased as a percentage of Net Assets is 7.2%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

GBP	50,000	USD	62,970	BNP Paribas SA	3/03/25	(75)
GBP	132,000	USD	164,876	Brown Brothers Harriman & Co	4/10/25	1,152
GBP	1,632,000	USD	2,016,042	Royal Bank of Canada	4/10/25	36,666
JPY	117,800,000	USD	768,009	JPMorgan Chase Bank NA	4/10/25	17,995
USD	299,566	AUD	480,000	JPMorgan Chase Bank NA	4/10/25	1,641
USD	2,075,069	AUD	3,322,000	JPMorgan Chase Bank NA	4/10/25	13,176
USD	2,791,336	CAD	3,996,000	Citibank NA	4/10/25	24,573
USD	59,861	CAD	86,000	Morgan Stanley Capital Services LLC	4/10/25	317
USD	1,611,400	EUR	1,560,000	BNP Paribas SA	4/10/25	(10,046)
USD	369,949	EUR	355,000	Bank of America NA	4/10/25	966
USD	647,647	EUR	622,000	Bank of America NA	4/10/25	1,148
USD	154,663	EUR	148,000	Brown Brothers Harriman & Co	4/10/25	833
USD	102,672,293	EUR	98,355,000	Citibank NA	4/10/25	443,231
USD	1,648,179	EUR	1,576,000	JPMorgan Chase Bank NA	4/10/25	10,103
USD	272,809	EUR	260,000	JPMorgan Chase Bank NA	4/10/25	2,568
USD	602,209	EUR	572,000	JPMorgan Chase Bank NA	4/10/25	7,679
USD	1,517,395	EUR	1,455,000	JPMorgan Chase Bank NA	4/10/25	5,084
USD	1,294,455	EUR	1,237,000	State Street Bank & Trust Co	4/10/25	8,731
USD	27,325,531	GBP	21,840,000	BNP Paribas SA	4/10/25	(144,529)
USD	80,594	GBP	64,000	BNP Paribas SA	4/10/25	96
USD	189,650	GBP	152,000	Bank of America NA	4/10/25	(1,533)
USD	217,346	GBP	175,000	JPMorgan Chase Bank NA	4/10/25	(2,767)
USD	2,831,291	JPY	441,100,000	JPMorgan Chase Bank NA	4/10/25	(111,887)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						305,122
Unrealized Appreciation						575,959
Unrealized Depreciation						(270,837)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	3,200,000	(70,190)	61,030	(9,160)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	1,460,000	(314,366)	300,256	(14,110)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,300,000	(5,573)	(13,934)	(19,507)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	2,000,000	(28,562)	12,585	(15,977)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,300,000	2,763	(34,592)	(31,829)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		30,000	3,910	(7,747)	(3,837)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		370,000	48,225	(104,944)	(56,719)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	78,203	(175,287)	(97,084)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		950,000	123,821	(273,434)	(149,613)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		590,000	76,899	(141,801)	(64,902)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		680,000	88,630	(170,991)	(82,361)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	78,203	(114,349)	(36,146)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	72,711	(98,382)	(25,671)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		900,000	93,486	(124,236)	(30,750)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	135,035	(165,396)	(30,361)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	169,439	(200,999)	(31,560)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	62,324	(69,186)	(6,862)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,900,000	70,298	(96,641)	(26,343)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	48,099	(52,730)	(4,631)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,000,000	73,998	(77,214)	(3,216)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,350,000	(3,906)	(29,692)	(33,598)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,100,000	(696)	(24,998)	(25,694)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		180,000	23,461	(50,539)	(27,078)
CMBX BBB- Series 16 Index		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		110,000	14,337	(32,701)	(18,364)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	(73)	(315)	(388)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		120,000	15,641	(28,246)	(12,605)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	22,157	(39,485)	(17,328)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	49,528	(85,892)	(36,364)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	26,068	(32,847)	(6,779)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	78,203	(99,284)	(21,081)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		400,000	41,549	(56,218)	(14,669)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	29,599	(31,303)	(1,704)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	137,632	(138,507)	(875)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		180,000	23,461	(43,214)	(19,753)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		330,000	43,011	(78,930)	(35,919)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		280,000	36,495	(72,343)	(35,848)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		450,000	58,652	(133,194)	(74,542)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		130,000	16,944	(36,484)	(19,540)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		680,000	88,630	(149,057)	(60,427)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	117,304	(198,730)	(81,426)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		170,000	22,157	(45,898)	(23,741)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	93,486	(143,321)	(49,835)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,200,000	152,416	(181,115)	(28,699)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,000,000	36,999	(39,716)	(2,717)
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,000,000	36,999	(36,761)	238

TOTAL BUY PROTECTION								1,967,407	(3,356,782)	(1,389,375)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	73	459	532
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,100,000	(104,233)	120,448	16,215
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		3,000,000	(44,042)	48,601	4,559
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,600,000	(38,170)	63,906	25,736
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,000,000	(29,361)	49,472	20,111
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,850,000	(27,159)	41,541	14,382
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,000,000	(14,681)	20,593	5,912
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,900,000	(42,574)	58,636	16,062
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		5,500,000	(55,925)	85,615	29,690
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		22,000,000	(322,975)	377,376	54,401
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		3,300,000	(48,446)	52,439	3,993
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		2,300,000	(23,387)	26,170	2,783
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,000,000	(29,361)	31,781	2,420
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		12,000,000	(122,017)	113,244	(8,773)
CMBX AAA Series 16 Index	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		21,700,000	(220,648)	195,787	(24,861)

TOTAL SELL PROTECTION								(1,122,906)	1,286,068	163,162
TOTAL CREDIT DEFAULT SWAPS								844,501	(2,070,714)	(1,226,213)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2027	150,810,000	(572,598)	0	(572,598)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2028	285,391,000	(800,812)	0	(800,812)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3%	Annual	LCH	Mar 2030	52,680,000	(266,635)	0	(266,635)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2032	44,341,000	(879,549)	0	(879,549)
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2035	43,150,000	999,248	0	999,248
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.25%	Annual	LCH	Mar 2045	50,379,000	131,674	0	131,674
3.25%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Mar 2055	6,430,000	275,416	0	275,416
TOTAL INTEREST RATE SWAPS							(1,113,256)	0	(1,113,256)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,221,632,960 or 17.7% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,515,977 and $1,496,181, respectively.

(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Non-income producing
(n)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $596,620 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(o)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(p)	Principal Only Strips represent the right to receive the monthly principal payments.
(q)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $147,521,878 or 0.8% of net assets.

(r)	Security is perpetual in nature with no stated maturity date.
(s)	Security or a portion of the security is on loan at period end.
(t)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $12,801,643.
(u)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $315,536.

(v)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,841,723.
(w)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $2,133,336.

(x)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(y)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(z)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	820,611,880	4,508,008,788	4,581,127,821	19,895,139	-	-	747,492,847	747,343,379	1.5%
Fidelity Securities Lending Cash Central Fund	13,818,043	58,920,566	46,181,909	33,924	-	-	26,556,700	26,554,045	0.1%
Total	834,429,923	4,566,929,354	4,627,309,730	19,929,063	-	-	774,049,547	773,897,424

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,104,472,499	-	1,104,472,499	-

Bank Loan Obligations
Communication Services	53,104,334	-	53,075,721	28,613
Consumer Discretionary	164,200,363	-	163,975,406	224,957
Consumer Staples	25,992,263	-	25,992,263	-
Energy	42,461,766	-	42,461,766	-
Financials	95,761,968	-	95,618,283	143,685
Health Care	64,211,134	-	64,211,134	-
Industrials	128,761,210	-	128,761,210	-
Information Technology	142,673,766	-	140,224,070	2,449,696
Materials	77,754,724	-	77,754,724	-
Real Estate	1,831,305	-	1,831,305	-
Utilities	17,929,016	-	17,929,016	-

Bank Notes
Financials	1,779,423	-	1,779,423	-

Collateralized Mortgage Obligations	336,817,068	-	336,817,068	-

Commercial Mortgage Securities	743,602,218	-	742,813,720	788,498

Common Stocks
Communication Services	4,012	-	-	4,012
Consumer Discretionary	1	-	-	1
Energy	934,054	596,620	-	337,434
Financials	1,052	30	-	1,022
Health Care	454,132	-	-	454,132

Convertible Corporate Bonds
Communication Services	4,472,660	-	4,472,660	-
Information Technology	4,911,484	-	4,911,484	-
Real Estate	3,223,343	-	3,223,343	-
Utilities	1,964,060	-	1,964,060	-

Foreign Government and Government Agency Obligations	196,261,173	-	196,261,173	-

Non-Convertible Corporate Bonds
Communication Services	508,185,300	-	508,185,300	-
Consumer Discretionary	179,685,549	-	179,685,549	-
Consumer Staples	142,617,349	-	142,617,349	-
Energy	727,516,305	-	727,516,305	-
Financials	2,256,512,575	-	2,256,512,575	-
Health Care	303,034,623	-	303,034,623	-
Industrials	243,423,901	-	243,423,901	-
Information Technology	162,351,321	-	161,127,799	1,223,522
Materials	162,457,992	-	162,457,992	-
Real Estate	277,584,421	-	277,584,421	-
Utilities	222,931,212	-	222,931,212	-

Preferred Securities
Communication Services	586,688	-	586,688	-
Consumer Discretionary	2,131,511	-	2,131,511	-
Consumer Staples	3,295,681	-	3,295,681	-
Energy	3,601,142	-	3,601,142	-
Financials	12,685,756	-	12,220,106	465,650
Industrials	3,491,344	-	3,491,344	-
Information Technology	1,125,062	-	1,125,062	-
Materials	2,417,034	-	2,417,034	-
Real Estate	3,354,160	-	3,354,160	-
Utilities	433,021	-	433,021	-

U.S. Government Agency - Mortgage Securities	4,817,172,981	-	4,817,172,981	-

U.S. Treasury Obligations	6,520,492,433	-	6,520,492,433	-

Money Market Funds	774,049,547	774,049,547	-	-

Purchased Swaptions	8,526,186	-	8,526,186	-
Total Investments in Securities:	20,553,242,122	774,646,197	19,772,474,703	6,121,222
Derivative Instruments:

Assets
Futures Contracts	10,170,789	10,170,789	-	-
Forward Foreign Currency Contracts	575,959	-	575,959	-
Swaps	3,797,184	-	3,797,184	-
Total Assets	14,543,932	10,170,789	4,373,143	-

Liabilities
Futures Contracts	(2,381,387)	(2,381,387)	-	-
Forward Foreign Currency Contracts	(270,837)	-	(270,837)	-
Swaps	(4,065,939)	-	(4,065,939)	-
Total Liabilities	(6,718,163)	(2,381,387)	(4,336,776)	-
Total Derivative Instruments:	7,825,769	7,789,402	36,367	-
Other Financial Instruments:

TBA Sale Commitments	(1,312,463,477)	-	(1,312,463,477)	-
Total Other Financial Instruments:	(1,312,463,477)	-	(1,312,463,477)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	2,390,846	(1,546,345)
Total Credit Risk	2,390,846	(1,546,345)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	575,959	(270,837)
Total Foreign Exchange Risk	575,959	(270,837)
Interest Rate Risk
Futures Contracts (c)	10,170,789	(2,381,387)
Purchased Swaptions (d)	8,526,186	0
Swaps (e)	1,406,338	(2,519,594)
Total Interest Rate Risk	20,103,313	(4,900,981)
Total Value of Derivatives	23,070,118	(6,718,163)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(d)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(e)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Fidelity® Total Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,578,929) - See accompanying schedule:
Unaffiliated issuers (cost $19,713,245,101)	$19,779,192,575
Fidelity Central Funds (cost $774,049,547)	774,049,547

Total Investment in Securities (cost $20,487,294,648)		$20,553,242,122
Cash		4,176,050
Foreign currency held at value (cost $2,768,102)		2,746,900
Receivable for investments sold		31,831,799
Receivable for TBA sale commitments		1,298,742,355
Unrealized appreciation on forward foreign currency contracts		575,959
Receivable for fund shares sold		96,235,365
Dividends receivable		56,415
Interest receivable		133,706,483
Distributions receivable from Fidelity Central Funds		3,749,134
Receivable for daily variation margin on futures contracts		1,947,761
Bi-lateral OTC swaps, at value		2,390,846
Other receivables		1,128
Total assets		22,129,402,317
Liabilities
Payable for investments purchased
Regular delivery	$388,086,785
Delayed delivery	2,135,016,914
TBA sale commitments, at value	1,312,463,477
Unrealized depreciation on forward foreign currency contracts	270,837
Payable for swaps	138,507
Distributions payable	64,116,376
Bi-lateral OTC swaps, at value	1,546,345
Accrued management fee	5,285,513
Payable for daily variation margin on centrally cleared swaps	1,379,968
Other payables and accrued expenses	148,192
Collateral on securities loaned	26,556,700
Total liabilities		3,935,009,614
Net Assets		$18,194,392,703
Net Assets consist of:
Paid in capital		$18,340,149,958
Total accumulated earnings (loss)		(145,757,255)
Net Assets		$18,194,392,703
Net Asset Value, offering price and redemption price per share ($18,194,392,703 ÷ 397,302,000 shares)		$45.79
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$927,844
Interest		369,466,099
Income from Fidelity Central Funds (including $33,924 from security lending)		19,929,063
Total income		390,323,006
Expenses
Management fee	$27,782,381
Legal	5,884
Total expenses before reductions	27,788,265
Expense reductions	(60,644)
Total expenses after reductions		27,727,621
Net Investment income (loss)		362,595,385
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(46,808,173)
Forward foreign currency contracts	7,949,769
Foreign currency transactions	(29,413)
Futures contracts	(10,880,424)
Swaps	4,817,579
Total net realized gain (loss)		(44,950,662)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(46,629,364)
Forward foreign currency contracts	866,060
Assets and liabilities in foreign currencies	(91,481)
Futures contracts	8,246,494
Swaps	1,904,964
TBA Sale commitments	(8,941,514)
Total change in net unrealized appreciation (depreciation)		(44,644,841)
Net gain (loss)		(89,595,503)
Net increase (decrease) in net assets resulting from operations		$272,999,882
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$362,595,385	$387,883,693
Net realized gain (loss)	(44,950,662)	(33,316,431)
Change in net unrealized appreciation (depreciation)	(44,644,841)	364,626,258
Net increase (decrease) in net assets resulting from operations	272,999,882	719,193,520
Distributions to shareholders	(357,454,076)	(376,570,152)

Share transactions
Proceeds from sales of shares	6,682,487,270	6,522,569,732

Net increase (decrease) in net assets resulting from share transactions	6,682,487,270	6,522,569,732
Total increase (decrease) in net assets	6,598,033,076	6,865,193,100

Net Assets
Beginning of period	11,596,359,627	4,731,166,527
End of period	$18,194,392,703	$11,596,359,627

Other Information
Shares
Sold	146,250,000	145,250,000
Net increase (decrease)	146,250,000	145,250,000

Financial Highlights
Fidelity® Total Bond ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$46.19	$44.72	$46.49	$53.63	$54.71	$51.95
Income from Investment Operations
Net investment income (loss) A,B	1.071	2.223	1.935	1.120	.988	1.323
Net realized and unrealized gain (loss)	(.458)	1.348	(1.858)	(7.137)	.023	2.812
Total from investment operations	.613	3.571	.077	(6.017)	1.011	4.135
Distributions from net investment income	(1.013)	(2.101)	(1.847)	(1.123)	(.951) C	(1.375)
Distributions from net realized gain	-	-	-	-	(1.143) C	-
Total distributions	(1.013)	(2.101)	(1.847)	(1.123)	(2.094)	(1.375)
Net asset value, end of period	$45.79	$46.19	$44.72	$46.49	$53.63	$54.71
Total Return D,E,F	1.38%	8.24%	.20%	(11.32)%	1.90%	8.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.36% I	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36 % I	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36% I	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.76% I	4.96%	4.29%	2.24%	1.84%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$18,194,393	$11,596,360	$4,731,167	$2,289,659	$2,048,646	$1,365,222
Portfolio turnover rate J,K	280 % I	313%	233%	48%	117%	112%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Tactical Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations and are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Low Duration Bond ETF, of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships, certain conversion ratio adjustments, capital loss carryforwards, and losses deferred due to wash sales, and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Corporate Bond ETF	245,205,706	3,586,056	(10,565,938)	(6,979,882)
Fidelity Investment Grade Bond ETF	210,944,833	2,315,234	(1,362,658)	952,576
Fidelity Investment Grade Securitized ETF	3,605,422,035	51,157,004	(21,410,136)	29,746,868
Fidelity Limited Term Bond ETF	207,819,843	2,006,121	(1,597,859)	408,262
Fidelity Low Duration Bond ETF	371,465,013	1,460,905	(19,173)	1,441,732
Fidelity Low Duration Bond Factor ETF	765,722,432	2,989,453	(428,756)	2,560,697
Fidelity Tactical Bond ETF	29,625,202	395,170	(536,675)	(141,505)
Fidelity Total Bond ETF	20,491,011,538	295,732,897	(241,468,377)	54,264,520

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Corporate Bond ETF	(4,959,922)	(8,444,998)	(13,404,920)
Fidelity Investment Grade Bond ETF	(241,199)	(465,057)	(706,256)
Fidelity Investment Grade Securitized ETF	(606,015)	(45,277)	(651,292)
Fidelity Limited Term Bond ETF	(2,281,394)	(5,096,955)	(7,378,349)
Fidelity Low Duration Bond ETF	-	-	-
Fidelity Low Duration Bond Factor ETF	(974,133)	(3,488,914)	(4,463,047)
Fidelity Tactical Bond ETF	(129,186)	(16,956)	(146,142)
Fidelity Total Bond ETF	(76,049,511)	(71,867,574)	(147,917,085)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Investment Grade Securitized ETF
Credit Risk
Swaps	(39,777)	(4,296)
Total Credit Risk	(39,777)	(4,296)
Interest Rate Risk
Futures Contracts	(1,991,026)	1,500,400
Purchased Options	(204,866)	(233,024)
Swaps	2,308,295	(1,328,292)
Total Interest Rate Risk	112,403	(60,916)
Totals	72,626	(65,212)
Fidelity Tactical Bond ETF
Credit Risk
Swaps	5,681	-
Total Credit Risk	5,681	-
Foreign Exchange Risk
Forward Foreign Currency Contracts	73,680	1,679
Total Foreign Exchange Risk	73,680	1,679
Interest Rate Risk
Futures Contracts	(13,685)	13,259
Total Interest Rate Risk	(13,685)	13,259
Totals	65,676	14,938
Fidelity Total Bond ETF
Credit Risk
Swaps	(416,120)	(102,539)
Total Credit Risk	(416,120)	(102,539)
Foreign Exchange Risk
Forward Foreign Currency Contracts	7,949,769	866,060
Total Foreign Exchange Risk	7,949,769	866,060
Interest Rate Risk
Futures Contracts	(10,880,424)	8,246,494
Purchased Options	(2,218,981)	(399,188)
Swaps	5,233,699	2,007,503
Total Interest Rate Risk	(7,865,706)	9,854,809
Totals	(332,057)	10,618,330

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period., unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Tactical Bond ETF	2,214,086

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period., unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Investment Grade Securitized ETF	206,874,947
Fidelity Limited Term Bond ETF	20,850,650

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period., unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Investment Grade Securitized ETF	Purchased Swaptions	213,493,333

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period., unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Investment Grade Securitized ETF	227,307,667

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond ETF	37,850,813	30,072,729
Fidelity Investment Grade Bond ETF	100,108,150	84,496,132
Fidelity Investment Grade Securitized ETF	6,703,402,300	6,177,985,105
Fidelity Limited Term Bond ETF	29,780,299	27,629,748
Fidelity Low Duration Bond ETF	92,756,859	52,015,881
Fidelity Low Duration Bond Factor ETF	242,220,077	69,465,699
Fidelity Tactical Bond ETF	5,522,597	2,565,914
Fidelity Total Bond ETF	12,107,963,135	11,688,917,673

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Corporate Bond ETF	19,966,251	6,524,217
Fidelity Investment Grade Bond ETF	36,696,876	-
Fidelity Investment Grade Securitized ETF	-	-
Fidelity Limited Term Bond ETF	35,086,448	3,915,238
Fidelity Low Duration Bond ETF	1,112,092	-
Fidelity Low Duration Bond Factor ETF	3,549,964	-
Fidelity Tactical Bond ETF	5,088,186	1,287,660
Fidelity Total Bond ETF	4,368,650,847	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain expenses such as interest expense. For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fee Rate
Fidelity Corporate Bond ETF	.36%
Fidelity Investment Grade Bond ETF	.36%
Fidelity Investment Grade Securitized ETF	.36%
Fidelity Limited Term Bond ETF	.25%
Fidelity Low Duration Bond ETF	.20%
Fidelity Low Duration Bond Factor ETF	.15%
Fidelity Tactical Bond ETF	.55%
Fidelity Total Bond ETF	.36%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Total Bond ETF	4,766
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral or, for non-cash collateral, loan fees received from the borrower as compensation for the securities loaned, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Low Duration Bond Factor ETF	169	-	-
Fidelity Tactical Bond ETF	6	-	-
Fidelity Total Bond ETF	3,613	-	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Corporate Bond ETF	565
Fidelity Investment Grade Bond ETF	587
Fidelity Investment Grade Securitized ETF	7,315
Fidelity Limited Term Bond ETF	1,221
Fidelity Low Duration Bond ETF	4,645
Fidelity Low Duration Bond Factor ETF	4,428
Fidelity Tactical Bond ETF	1,408
Fidelity Total Bond ETF	60,644
10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily market-to-market value of the deposit securities not yet received.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Credit Risk.
Each Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Corporate Bond ETF
Fidelity Investment Grade Bond ETF
Fidelity Investment Grade Securitized ETF
Fidelity Limited Term Bond ETF
Fidelity Low Duration Bond Factor ETF
Fidelity Tactical Bond ETF
Fidelity Total Bond ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods (except for Fidelity Low Duration Bond Factor ETF), measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). For Fidelity Low Duration Bond Factor ETF, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group. The Board also periodically considers Fidelity Low Duration Bond Factor ETF's tracking error versus its benchmark index. Fidelity Investment Grade Bond ETF and Fidelity Tactical Bond ETF do not have a performance peer group. The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. For Fidelity Low Duration Bond Factor ETF, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group, if applicable, for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that, except Fidelity Tactical Bond ETF, each fund's management fee rate ranked below or equal to the competitive median of the mapped group for 2023. The information provided to the Board indicated that the management fee rate for Fidelity Tactical Bond ETF ranked above the competitive median of the mapped group for 2023. The management fee of each fund ranked below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund, except Fidelity Tactical Bond ETF, ranked below the competitive median of the similar sales load structure group for 2023. The total expense ratio of Fidelity Tactical Bond ETF ranked above the competitive median of the similar sales load structure group for 2023. The total expense ratio of each fund ranked below the competitive median of the total expense asset size peer group for 2023.
The Board considered that Fidelity Tactical Bond ETF, which had a management fee that was 0.5 basis points above it mapped group median, has an all-inclusive management fee structure that covers expenses for services beyond portfolio management. The Board also considered that the fund's all-inclusive management fee is reasonable for the overall value of services shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2025.

1.9864853.110
FIXETF-SANN-0425
Fidelity® Sustainable Core Plus Bond ETF
Fidelity® Sustainable Low Duration Bond ETF

Semi-Annual Report
February 28, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 6.9%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 3.1%
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6048% 4/20/2034 (b)(c)(d)	100,000	100,100
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6348% 4/20/2033 (b)(c)(d)	270,796	271,220
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		371,320
MULTI-NATIONAL - 3.4%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7932% 7/20/2035 (b)(c)(d)	250,000	250,000
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 1.18% 4/20/2038 (b)(c)(d)	150,000	150,000
TOTAL MULTI-NATIONAL		400,000
UNITED STATES - 0.4%
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	47,500	44,679
TOTAL ASSET-BACKED SECURITIES (Cost $812,235)		815,999

Bank Loan Obligations - 1.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (b)(c)(e)	1,000	896
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6821% 8/14/2026 (b)(c)(e)	1,000	867
TOTAL FRANCE		1,763
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8238% 12/12/2026 (b)(c)(e)	2,000	1,971
UNITED STATES - 1.0%
Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (b)(c)(e)	2,992	2,753
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(c)(e)	6,949	6,007
Hotels, Restaurants & Leisure - 0.2%
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 4/1/2029 (b)(c)(e)	1,997	1,917
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 1/28/2032 (b)(c)(e)	5,000	4,954
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(c)(e)	6,935	6,689
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (b)(c)(e)	997	970
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(c)(e)	4,987	4,812
		19,342
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6738% 6/29/2028 (b)(c)(e)	6,999	6,637
Specialty Retail - 0.0%
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (b)(c)(e)	4,975	4,669
TOTAL CONSUMER DISCRETIONARY		39,408

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.6162% 8/2/2028 (b)(c)(e)	2,005	1,996
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% 10/30/2028 (b)(c)(e)(f)	5,000	4,625
Financials - 0.1%
Financial Services - 0.1%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/12/2032 (b)(c)(e)	5,000	5,002
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6883% 1/31/2028 (b)(c)(e)	2,000	1,953
TOTAL FINANCIALS		6,955

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.8288% 6/28/2029 (b)(c)(e)	819	767
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 7/1/2031 (b)(c)(e)	4,975	3,960
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5902% 1/31/2029 (b)(c)(e)	2,008	1,967
		6,694
Health Care Technology - 0.0%
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (b)(c)(e)(f)	5,000	4,931
TOTAL HEALTH CARE		11,625

Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (b)(c)(e)	997	982
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (b)(c)(e)	2,990	2,898
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (b)(c)(e)	1,995	1,769
		5,649
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3223% 11/30/2025 (b)(c)(e)	905	900
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0738% 12/30/2028 (b)(c)(e)	2,995	2,894
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8021% 1/29/2028 (b)(c)(e)	1,000	950
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5518% 1/29/2031 (b)(c)(e)	1,000	950
		1,900
TOTAL INDUSTRIALS		11,343

Information Technology - 0.2%
IT Services - 0.0%
Constant Contact Inc term loan CME Term SOFR 3 month Index + 7.5%, 0% 2/10/2029 (b)(c)(e)(f)	1,000	822
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(c)(e)	2,993	2,767
		3,589
Software - 0.2%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1738% 12/10/2029 (b)(c)(e)	940	938
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3238% 10/16/2026 (b)(c)(e)	2,000	1,938
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3238% 2/19/2029 (b)(c)(e)	1,000	803
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (b)(c)(e)	5,000	4,930
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4132% 6/4/2029 (b)(c)(e)	2,000	1,969
		10,578
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 12/15/2031 (b)(c)(e)	5,000	4,900
TOTAL INFORMATION TECHNOLOGY		19,067

Materials - 0.1%
Chemicals - 0.1%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4383% 6/4/2028 (b)(c)(e)	990	879
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(c)(e)(g)	311	313
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(e)	291	293
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(c)(e)	1,998	1,915
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8613% 3/15/2030 (b)(c)(e)	706	684
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (b)(c)(e)	4,885	4,735
		8,819
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/13/2032 (b)(c)(e)(f)	5,000	4,991
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.0524% 11/14/2025 (b)(c)(e)	1,995	1,985
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1883% 3/25/2028 (b)(c)(e)	3,987	3,937
		10,913
TOTAL UNITED STATES		114,751
TOTAL BANK LOAN OBLIGATIONS (Cost $119,696)		118,485

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.0765% 8/15/2036 (b)(c)(d) (Cost $121,499)	125,000	121,250

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (h)	95	950
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)	134	1,675
Cano Health LLC warrants (i)(j)	15	62
		1,737
TOTAL UNITED STATES		2,687
TOTAL COMMON STOCKS (Cost $6,861)		2,687

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	6,407	7,973
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Instruments Inc 1.25% 6/1/2030 (d)	2,000	1,862
ON Semiconductor Corp 0% 5/1/2027 (k)	2,000	2,235
Wolfspeed Inc 1.875% 12/1/2029	5,000	1,890
		5,987
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (d)(k)	3,000	2,813
TOTAL INFORMATION TECHNOLOGY		8,800

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	3,000	2,812
Redfin Corp 0.5% 4/1/2027	4,000	3,180
		5,992
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,000	1,039
Independent Power and Renewable Electricity Producers - 0.0%
XPLR Infrastructure LP 0% 11/15/2025 (d)(l)	1,000	949
XPLR Infrastructure LP 2.5% 6/15/2026 (d)	3,000	2,833
		3,782
TOTAL UTILITIES		4,821

TOTAL UNITED STATES		27,586
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $27,423)		27,586

Foreign Government and Government Agency Obligations - 0.4%
		Principal Amount (a)	Value ($)
GERMANY - 0.4%
German Federal Republic 0% 8/15/2030 (m)	EUR	22,000	20,394
German Federal Republic 2.6% 8/15/2034 (m)	EUR	28,000	29,624
TOTAL GERMANY			50,018
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,405)			50,018

Non-Convertible Corporate Bonds - 40.2%
		Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (d)		2,000	2,000
CANADA - 1.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032		45,000	40,638
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		5,000	5,002
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		1,000	1,017
			6,019
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (d)		55,000	38,824
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vermilion Energy Inc 7.25% 2/15/2033 (d)		5,000	4,863
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 7% 6/1/2032 (d)		5,000	5,069
Bombardier Inc 7.25% 7/1/2031 (d)		5,000	5,117
			10,186
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (d)		7,000	6,437
Open Text Holdings Inc 4.125% 12/1/2031 (d)		2,000	1,792
Open Text Holdings Inc 4.125% 2/15/2030 (d)		5,000	4,618
			12,847
Materials - 0.3%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027		5,000	4,922
Methanex Corp 5.65% 12/1/2044		10,000	8,693
NOVA Chemicals Corp 4.25% 5/15/2029 (d)		1,000	949
NOVA Chemicals Corp 7% 12/1/2031 (d)		5,000	5,175
NOVA Chemicals Corp 8.5% 11/15/2028 (d)		4,000	4,243
NOVA Chemicals Corp 9% 2/15/2030 (d)		5,000	5,401
			29,383
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,000	989
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		2,000	1,997
			2,986
TOTAL MATERIALS			32,369

Utilities - 0.1%
Gas Utilities - 0.1%
AltaGas Ltd 7.2% 10/15/2054 (b)(d)		8,000	8,007
TOTAL CANADA			153,753
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		4,000	3,818
CHINA - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		50,000	43,223
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		5,000	2,550
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		3,000	2,777
			5,327
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)		3,000	2,622
TOTAL COLOMBIA			7,949
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		6,000	6,161
FRANCE - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (d)		18,000	13,964
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)		8,000	8,364
Viridien 8.75% 4/1/2027 (d)		6,000	6,124
			14,488
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 0.875% 7/11/2030 (b)(m)	EUR	100,000	94,238
TOTAL FRANCE			122,690
GERMANY - 0.8%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (d)		5,000	4,919
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Vonovia SE 0.625% 3/24/2031 (m)	EUR	100,000	88,746
TOTAL GERMANY			93,665
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		2,000	1,910
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		2,000	1,940
Tullow Oil PLC 10.25% 5/15/2026 (d)		5,000	4,465

TOTAL GHANA			8,315
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (d)		1,000	921
IRELAND - 1.1%
Financials - 1.1%
Banks - 0.9%
AIB Group PLC 2.875% 5/30/2031 (b)(m)	EUR	100,000	103,290
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		5,000	4,956
GGAM Finance Ltd 6.875% 4/15/2029 (d)		5,000	5,106
GGAM Finance Ltd 7.75% 5/15/2026 (d)		5,000	5,071
GGAM Finance Ltd 8% 2/15/2027 (d)		2,000	2,068
GGAM Finance Ltd 8% 6/15/2028 (d)		5,000	5,283
TrueNoord Capital DAC 8.75% 3/1/2030 (d)		5,000	5,115
			27,599
TOTAL IRELAND			130,889
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(m)		2,000	1,910
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(m)		6,000	5,536
Energean PLC 6.5% 4/30/2027 (d)		5,000	4,983

TOTAL ISRAEL			12,429
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		6,000	4,707
Altice France Holding SA 6% 2/15/2028 (d)		3,000	924

TOTAL LUXEMBOURG			5,631
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (d)		2,000	2,002
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (d)		2,000	1,960
IHS Holding Ltd 6.25% 11/29/2028 (d)		2,000	1,936
IHS Holding Ltd 8.25% 11/29/2031 (d)		5,000	4,979

TOTAL NIGERIA			8,875
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (d)		3,000	2,925
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		5,000	4,394
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)		4,000	3,782
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)		2,000	1,886
TOTAL SPAIN			5,668
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		2,000	2,035
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		1,000	869

TOTAL SWITZERLAND			2,904
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,000	1,014
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		6,000	5,920
UNITED KINGDOM - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		1,000	917
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (d)		7,000	7,850
Financials - 1.0%
Banks - 1.0%
NatWest Group PLC 2.057% 11/9/2028 (b)(m)	GBP	100,000	116,866
Health Care - 0.5%
Pharmaceuticals - 0.5%
Astrazeneca Finance LLC 1.75% 5/28/2028		70,000	64,525
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
OT Midco Ltd 10% 2/15/2030 (d)		3,000	2,787
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		10,000	9,916
TOTAL UNITED KINGDOM			202,861
UNITED STATES - 33.2%
Communication Services - 3.1%
Diversified Telecommunication Services - 1.0%
Level 3 Financing Inc 10% 10/15/2032 (d)		1,000	1,001
Level 3 Financing Inc 11% 11/15/2029 (d)		1,333	1,513
Level 3 Financing Inc 3.625% 1/15/2029 (d)		4,000	3,119
Level 3 Financing Inc 3.75% 7/15/2029 (d)		1,000	770
Level 3 Financing Inc 3.875% 10/15/2030 (d)		3,000	2,348
Level 3 Financing Inc 4% 4/15/2031 (d)		12,000	9,330
Level 3 Financing Inc 4.25% 7/1/2028 (d)		2,000	1,780
Level 3 Financing Inc 4.5% 4/1/2030 (d)		1,000	825
Lumen Technologies Inc 4.5% 1/15/2029 (d)		1,000	828
Verizon Communications Inc 5.05% 5/9/2033		95,000	95,731
			117,245
Entertainment - 0.4%
Walt Disney Co/The 2.65% 1/13/2031		55,000	49,494
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (d)		5,000	5,062
ZipRecruiter Inc 5% 1/15/2030 (d)		6,000	5,433
			10,495
Media - 1.6%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		3,000	2,841
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		5,000	4,191
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		20,000	17,970
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)		3,000	2,795
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		5,000	4,931
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		5,000	5,106
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		8,000	8,425
CSC Holdings LLC 3.375% 2/15/2031 (d)		11,000	7,820
CSC Holdings LLC 4.625% 12/1/2030 (d)		7,000	3,716
DISH DBS Corp 5.125% 6/1/2029		5,000	3,373
DISH DBS Corp 7.375% 7/1/2028		2,000	1,483
EchoStar Corp 10.75% 11/30/2029		11,279	12,095
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		4,124	3,862
Univision Communications Inc 7.375% 6/30/2030 (d)		8,000	7,815
Univision Communications Inc 8.5% 7/31/2031 (d)		12,000	11,963
Warnermedia Holdings Inc 4.279% 3/15/2032		54,000	48,511
Warnermedia Holdings Inc 5.141% 3/15/2052		56,000	43,223
			190,120
Consumer Discretionary - 3.2%
Automobile Components - 0.1%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		4,000	3,999
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		5,000	5,116
			9,115
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029		20,000	20,227
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		9,000	9,045
			29,272
Broadline Retail - 0.1%
CMG Media Corp 8.875% 6/18/2029 (d)		1,000	835
Kohl's Corp 4.25% 7/17/2025		3,000	2,974
Nordstrom Inc 4.375% 4/1/2030		4,000	3,671
Wayfair LLC 7.25% 10/31/2029 (d)		10,000	10,156
			17,636
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (d)		10,000	9,911
StoneMor Inc 8.5% 5/15/2029 (d)		4,000	3,660
			13,571
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp 5.75% 3/15/2030 (d)		10,000	10,032
Carnival Corp 6.125% 2/15/2033 (d)		5,000	5,032
ClubCorp Holdings Inc 8.5% 9/15/2025 (d)		4,000	3,921
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		5,000	5,012
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		3,000	3,024
Mohegan Tribal Gaming Authority 8% 2/1/2026 (d)		4,000	3,962
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		5,000	4,974
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		5,000	5,056
Yum! Brands Inc 4.625% 1/31/2032		7,000	6,583
			47,596
Household Durables - 0.2%
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		2,000	2,003
Landsea Homes Corp 8.875% 4/1/2029 (d)		1,000	994
LGI Homes Inc 7% 11/15/2032 (d)		5,000	4,960
Newell Brands Inc 6.375% 5/15/2030		3,000	2,992
Newell Brands Inc 6.625% 5/15/2032		3,000	2,984
Newell Brands Inc 6.875% 4/1/2036 (n)		1,000	997
Newell Brands Inc 7% 4/1/2046 (n)		1,000	904
Tri Pointe Homes Inc 5.25% 6/1/2027		2,000	1,971
			17,805
Specialty Retail - 1.7%
Carvana Co 11% 6/1/2030 pay-in-kind (b)(d)		1,065	1,131
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		4,797	5,453
Carvana Co 4.875% 9/1/2029 (d)		1,000	864
Carvana Co 5.625% 10/1/2025 (d)		5,000	4,963
Carvana Co 9% 12/1/2028 pay-in-kind (b)(d)		1,921	1,990
Home Depot Inc/The 3.25% 4/15/2032		50,000	45,566
LBM Acquisition LLC 6.25% 1/15/2029 (d)		5,000	4,602
Lowe's Cos Inc 3.75% 4/1/2032		50,000	46,663
Lowe's Cos Inc 4.25% 4/1/2052		50,000	40,319
Staples Inc 10.75% 9/1/2029 (d)		2,000	1,910
Staples Inc 12.75% 1/15/2030 (d)		3,514	2,543
TJX Cos Inc/The 3.875% 4/15/2030		40,000	38,668
			194,672
Textiles, Apparel & Luxury Goods - 0.4%
Levi Strauss & Co 3.5% 3/1/2031 (d)		1,000	892
Tapestry Inc 3.05% 3/15/2032		55,000	47,982
			48,874
TOTAL CONSUMER DISCRETIONARY			378,541

Consumer Staples - 1.2%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		3,000	2,988
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		4,000	3,861
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)(o)		5,000	5,063
C&S Group Enterprises LLC 5% 12/15/2028 (d)		2,000	1,678
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		5,000	5,200
Performance Food Group Inc 4.25% 8/1/2029 (d)		3,000	2,828
Performance Food Group Inc 6.125% 9/15/2032 (d)		2,000	2,010
US Foods Inc 5.75% 4/15/2033 (d)		5,000	4,917
Walgreen Co 4.4% 9/15/2042		1,000	703
Walgreens Boots Alliance Inc 4.1% 4/15/2050		1,000	709
			26,969
Food Products - 1.0%
General Mills Inc 2.25% 10/14/2031		115,000	98,333
Post Holdings Inc 4.625% 4/15/2030 (d)		3,000	2,813
Post Holdings Inc 6.25% 2/15/2032 (d)		5,000	5,039
Post Holdings Inc 6.375% 3/1/2033 (d)		5,000	4,985
			111,170
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		3,000	3,026
TOTAL CONSUMER STAPLES			144,153

Energy - 0.8%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		2,000	2,025
Oceaneering International Inc 6% 2/1/2028		6,000	5,946
			7,971
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp 7.125% 2/1/2026 (d)		3,000	2,996
California Resources Corp 8.25% 6/15/2029 (d)		10,000	10,287
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		1,000	932
CNX Resources Corp 6% 1/15/2029 (d)		2,000	1,985
CNX Resources Corp 7.25% 3/1/2032 (d)		5,000	5,121
CNX Resources Corp 7.375% 1/15/2031 (d)		5,000	5,137
CVR CHC LP 5.75% 2/15/2028 (d)		2,000	1,898
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		4,000	4,040
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		4,000	4,025
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		5,000	5,036
Murphy Oil USA Inc 3.75% 2/15/2031 (d)		3,000	2,683
Northern Oil & Gas Inc 8.125% 3/1/2028 (d)		4,000	4,059
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		12,000	11,482
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		6,000	5,823
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		19,000	18,344
TransMontaigne Partners LLC 8.5% 6/15/2030 (d)		2,000	2,029
			85,877
TOTAL ENERGY			93,848

Financials - 5.4%
Banks - 1.2%
Bank of America Corp 2.687% 4/22/2032 (b)		40,000	35,195
Bank of America Corp 5.015% 7/22/2033 (b)		24,000	23,952
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)		11,000	10,670
JPMorgan Chase & Co 2.963% 1/25/2033 (b)		40,000	35,348
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		13,000	12,953
Santander Holdings USA Inc 5.807% 9/9/2026 (b)		15,000	15,081
Santander Holdings USA Inc 6.499% 3/9/2029 (b)		10,000	10,412
Western Alliance Bancorp 3% 6/15/2031 (b)		4,000	3,749
			147,360
Capital Markets - 1.3%
Coinbase Global Inc 3.625% 10/1/2031 (d)		2,000	1,734
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		19,000	16,763
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (b)		70,000	68,600
Morgan Stanley 4.889% 7/20/2033 (b)		31,000	30,642
State Street Corp 3.031% 11/1/2034 (b)		45,000	41,267
			159,006
Consumer Finance - 0.7%
Ally Financial Inc 2.2% 11/2/2028		55,000	49,970
Ally Financial Inc 6.646% 1/17/2040 (b)		2,000	1,987
Encore Capital Group Inc 8.5% 5/15/2030 (d)		5,000	5,262
OneMain Finance Corp 3.875% 9/15/2028		13,000	12,188
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,096
PRA Group Inc 8.875% 1/31/2030 (d)		3,000	3,157
SLM Corp 6.5% 1/31/2030		5,000	5,138
			82,798
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		11,000	9,767
Block Inc 6.5% 5/15/2032 (d)		6,000	6,122
Clue Opco LLC 9.5% 10/15/2031 (d)		1,000	1,030
NFE Financing LLC 12% 11/15/2029 (d)		1,772	1,751
Saks Global Enterprises LLC 11% 12/15/2029 (d)		2,000	1,847
WEX Inc 6.5% 3/15/2033 (d)		5,000	5,006
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		5,000	5,169
			30,692
Insurance - 1.7%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (d)		100,000	95,938
Marsh & McLennan Cos Inc 2.375% 12/15/2031		110,000	94,450
			190,388
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		2,000	1,946
Starwood Property Trust Inc 4.75% 3/15/2025		1,000	998
Starwood Property Trust Inc 6% 4/15/2030 (d)		5,000	4,964
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		5,000	5,073
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		5,000	5,200
			18,181
TOTAL FINANCIALS			628,425

Health Care - 3.3%
Biotechnology - 0.8%
Amgen Inc 3% 2/22/2029		100,000	94,397
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		1,000	803
			95,200
Health Care Providers & Services - 1.8%
AMN Healthcare Inc 4% 4/15/2029 (d)		5,000	4,565
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		20,000	16,244
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		1,000	848
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		1,000	698
Cigna Group/The 3.4% 3/15/2051		55,000	37,523
CVS Health Corp 6.75% 12/10/2054 (b)		12,000	12,000
CVS Health Corp 7% 3/10/2055 (b)		7,000	7,063
DaVita Inc 6.875% 9/1/2032 (d)		5,000	5,079
Encompass Health Corp 4.625% 4/1/2031		5,000	4,706
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		1,000	964
Humana Inc 3.7% 3/23/2029		70,000	67,005
ModivCare Inc 5% 10/1/2029 (d)		1,000	363
Molina Healthcare Inc 6.25% 1/15/2033 (d)		5,000	4,941
Owens & Minor Inc 6.625% 4/1/2030 (d)		5,000	4,607
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		4,000	3,872
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		5,000	4,734
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		3,882	3,863
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		1,048	993
Tenet Healthcare Corp 6.125% 10/1/2028		25,000	24,985
Tenet Healthcare Corp 6.125% 6/15/2030		1,000	1,001
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		2,000	2,044
			208,098
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (d)		2,000	1,988
IQVIA Inc 5% 5/15/2027 (d)		3,000	2,972
			4,960
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		2,000	1,868
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		10,000	9,609
			11,477
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co 2.95% 3/15/2032		25,000	22,288
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		8,000	7,290
Zoetis Inc 2% 5/15/2030		50,000	43,892
			73,470
TOTAL HEALTH CARE			393,205

Industrials - 2.7%
Aerospace & Defense - 0.1%
TransDigm Inc 6% 1/15/2033 (d)		5,000	4,950
TransDigm Inc 6.375% 3/1/2029 (d)		5,000	5,066
			10,016
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (d)		5,000	5,136
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		5,000	5,140
			10,276
Building Products - 0.7%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		1,000	1,013
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (b)(d)		1,000	983
Builders FirstSource Inc 6.375% 3/1/2034 (d)		5,000	5,061
Carrier Global Corp 2.493% 2/15/2027		70,000	67,402
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		4,000	3,092
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (d)		3,000	2,931
			80,482
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (d)		15,000	15,014
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		10,000	10,185
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		3,000	2,684
Reworld Holding Corp 4.875% 12/1/2029 (d)		14,000	13,193
			41,076
Construction & Engineering - 0.0%
Amsted Industries Inc 6.375% 3/15/2033 (d)(o)		5,000	5,014
Electrical Equipment - 0.1%
Atkore Inc 4.25% 6/1/2031 (d)		4,000	3,553
Sensata Technologies BV 4% 4/15/2029 (d)		4,000	3,719
WESCO Distribution Inc 6.375% 3/15/2033 (d)		5,000	5,047
			12,319
Industrial Conglomerates - 0.9%
Honeywell International Inc 1.75% 9/1/2031		55,000	46,056
Trane Technologies Financing Ltd 3.8% 3/21/2029		60,000	58,135
			104,191
Machinery - 0.4%
Chart Industries Inc 9.5% 1/1/2031 (d)		2,000	2,149
Otis Worldwide Corp 2.565% 2/15/2030		50,000	45,200
Terex Corp 6.25% 10/15/2032 (d)		2,000	1,987
			49,336
Passenger Airlines - 0.0%
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (d)		1,000	865
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)		1,000	1,029
Foundation Building Materials Inc 6% 3/1/2029 (d)		1,000	885
United Rentals North America Inc 6.125% 3/15/2034 (d)		5,000	5,056
			6,970
TOTAL INDUSTRIALS			320,545

Information Technology - 1.7%
Communications Equipment - 0.0%
Viasat Inc 5.625% 9/15/2025 (d)		5,000	4,964
Viasat Inc 6.5% 7/15/2028 (d)		1,000	864
Viasat Inc 7.5% 5/30/2031 (d)		2,000	1,499
			7,327
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 6.2% 7/15/2030		45,000	47,819
Insight Enterprises Inc 6.625% 5/15/2032 (d)		5,000	5,089
TTM Technologies Inc 4% 3/1/2029 (d)		2,000	1,874
			54,782
IT Services - 0.1%
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		12,000	11,122
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (d)		9,000	8,343
Entegris Inc 5.95% 6/15/2030 (d)		10,000	10,020
Micron Technology Inc 2.703% 4/15/2032		55,000	47,172
ON Semiconductor Corp 3.875% 9/1/2028 (d)		6,000	5,676
Wolfspeed Inc 7.9583% 6/23/2030 (d)(g)(i)(n)		5,006	4,874
			76,085
Software - 0.3%
Cloud Software Group Inc 8.25% 6/30/2032 (d)		5,000	5,185
Cloud Software Group Inc 9% 9/30/2029 (d)		8,000	8,176
Elastic NV 4.125% 7/15/2029 (d)		9,000	8,493
Gen Digital Inc 6.25% 4/1/2033 (d)		5,000	5,006
Gen Digital Inc 7.125% 9/30/2030 (d)		3,000	3,094
Rackspace Finance LLC 3.5% 5/15/2028 (d)		1,670	917
UKG Inc 6.875% 2/1/2031 (d)		5,000	5,132
			36,003
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 4.125% 1/15/2031		3,000	2,726
Seagate HDD Cayman 5.75% 12/1/2034		2,000	1,964
Seagate HDD Cayman 8.25% 12/15/2029		5,000	5,354
Western Digital Corp 2.85% 2/1/2029		4,000	3,642
Western Digital Corp 3.1% 2/1/2032		4,000	3,419
Western Digital Corp 4.75% 2/15/2026		1,000	989
			18,094
TOTAL INFORMATION TECHNOLOGY			203,413

Materials - 1.5%
Chemicals - 1.0%
Chemours Co/The 4.625% 11/15/2029 (d)		13,000	11,550
GPD Cos Inc 10.125% 4/1/2026 (d)		2,000	1,857
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)		80,000	69,196
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		3,472	3,112
Mativ Holdings Inc 8% 10/1/2029 (d)		2,000	1,852
Methanex US Operations Inc 6.25% 3/15/2032 (d)		5,000	5,011
Olin Corp 5% 2/1/2030		5,000	4,759
Olin Corp 6.625% 4/1/2033 (d)(o)		5,000	5,000
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		8,000	7,613
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)		2,000	2,105
			112,055
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		4,000	4,058
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		14,000	12,225
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		1,000	995
Berry Global Inc 4.5% 2/15/2026 (d)		1,000	992
Berry Global Inc 5.625% 7/15/2027 (d)		10,000	9,998
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)		2,000	2,019
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		5,000	5,094
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)		3,000	3,046
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		5,000	5,072
Sealed Air Corp 6.5% 7/15/2032 (d)		5,000	5,124
			44,565
Metals & Mining - 0.1%
ATI Inc 4.875% 10/1/2029		6,000	5,767
ATI Inc 7.25% 8/15/2030		5,000	5,199
Novelis Inc 6.875% 1/30/2030 (d)		5,000	5,111
			16,077
TOTAL MATERIALS			176,755

Real Estate - 3.9%
Diversified REITs - 0.7%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		12,000	10,792
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (d)		9,000	9,610
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		1,000	929
WP Carey Inc 2.45% 2/1/2032		70,000	59,427
			80,758
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc 2% 5/18/2032		70,000	57,271
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,000	2,328
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		5,000	4,500
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		5,000	5,130
			69,229
Industrial REITs - 0.5%
Prologis LP 2.875% 11/15/2029		65,000	60,499
Office REITs - 1.3%
Boston Properties LP 2.45% 10/1/2033		75,000	59,159
Boston Properties LP 6.75% 12/1/2027		8,000	8,372
COPT Defense Properties LP 2% 1/15/2029		40,000	35,647
Hudson Pacific Properties LP 5.95% 2/15/2028		54,000	47,849
			151,027
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		800	739
CBRE Services Inc 2.5% 4/1/2031		55,000	47,662
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		5,000	4,458
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		7,000	6,800
			59,659
Retail REITs - 0.3%
Brixmor Operating Partnership LP 5.75% 2/15/2035		30,000	30,943
Specialized REITs - 0.0%
Iron Mountain Inc 4.875% 9/15/2027 (d)		5,000	4,919
TOTAL REAL ESTATE			457,034

Utilities - 6.4%
Electric Utilities - 3.2%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		75,000	70,735
DPL Inc 4.125% 7/1/2025		1,000	993
DPL Inc 4.35% 4/15/2029		14,000	13,248
Duke Energy Carolinas LLC 3.95% 11/15/2028		65,000	63,950
Edison International 7.875% 6/15/2054 (b)		4,000	3,900
Edison International 8.125% 6/15/2053 (b)		2,000	1,970
Northern States Power Co/MN 2.25% 4/1/2031		80,000	69,715
NRG Energy Inc 5.75% 7/15/2029 (d)		6,000	5,924
NRG Energy Inc 6% 2/1/2033 (d)		5,000	4,943
NRG Energy Inc 6.25% 11/1/2034 (d)		2,000	2,007
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		45,000	42,911
PG&E Corp 7.375% 3/15/2055 (b)		11,000	10,871
Wisconsin Electric Power Co 4.75% 9/30/2032		65,000	65,002
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (d)		1,000	955
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		5,000	4,967
			362,091
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The 1.375% 1/15/2026		70,000	67,922
AES Corp/The 2.45% 1/15/2031		68,000	58,220
AES Corp/The 6.95% 7/15/2055 (b)		7,000	6,785
Sunnova Energy Corp 5.875% 9/1/2026 (d)		6,000	4,522
TerraForm Power Operating LLC 4.75% 1/15/2030 (d)		16,000	15,049
			152,498
Multi-Utilities - 1.9%
Dominion Energy Inc 2.25% 8/15/2031		80,000	67,819
NiSource Inc 1.7% 2/15/2031		120,000	100,539
Puget Energy Inc 4.224% 3/15/2032		60,000	55,950
			224,308
TOTAL UTILITIES			738,897

TOTAL UNITED STATES			3,902,170
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.875% 10/15/2027 (d)		8,000	8,020
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,845,232)			4,738,197

Preferred Securities - 1.0%
		Principal Amount (a)	Value ($)
SPAIN - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Telefonica Europe BV 2.502% (b)(m)(p)	EUR	100,000	103,581
UNITED STATES - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(p)		1,000	909
Ally Financial Inc 4.7% (b)(p)		5,000	4,850
Discover Financial Services 5.5% (b)(p)		1,000	995
			6,754
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(i)(p)		1,028	1,037
TOTAL FINANCIALS			7,791

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (b)(d)(p)		1,000	1,008
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(p)		2,000	1,875
TOTAL UNITED STATES			10,674
TOTAL PREFERRED SECURITIES (Cost $106,057)			114,255

U.S. Government Agency - Mortgage Securities - 21.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.7%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	22,446	19,326
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	98,206	78,680
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,566	19,856
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	43,108	36,147
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	37,061	32,488
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	19,574	17,159
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	21,545	18,802
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	47,371	43,859
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	21,965	20,847
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	60,628	59,715
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	43,217	42,729
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	48,012	48,164
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,493	48,676
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	24,545	24,592
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	48,432	49,371
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	16,595	17,130
Freddie Mac Gold Pool 1.5% 4/1/2051	44,629	33,953
Freddie Mac Gold Pool 2.5% 12/1/2051	43,298	36,307
Freddie Mac Gold Pool 2.5% 9/1/2051	29,961	25,226
Freddie Mac Gold Pool 3% 5/1/2035	36,230	34,653
Freddie Mac Gold Pool 3% 5/1/2051	21,952	19,277
Freddie Mac Gold Pool 3.5% 7/1/2052	49,996	45,399
Freddie Mac Gold Pool 4.5% 12/1/2052	43,870	42,324
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	38,277	39,450
Ginnie Mae I Pool 4.5% 4/20/2053	46,256	44,828
Ginnie Mae I Pool 5% 10/20/2054	24,947	24,646
Ginnie Mae II Pool 2% 1/20/2051	49,511	40,674
Ginnie Mae II Pool 2% 2/20/2051	20,000	16,441
Ginnie Mae II Pool 2% 2/20/2052	45,356	37,279
Ginnie Mae II Pool 2% 3/20/2052	23,862	19,612
Ginnie Mae II Pool 2.5% 5/20/2052	23,720	20,351
Ginnie Mae II Pool 2.5% 8/20/2051	94,834	81,321
Ginnie Mae II Pool 3% 3/1/2055 (o)	75,000	66,759
Ginnie Mae II Pool 3.5% 3/1/2055 (o)	50,000	45,879
Ginnie Mae II Pool 6% 3/1/2055 (o)	200,000	202,715
Ginnie Mae II Pool 6% 4/1/2055 (o)	150,000	151,872
Uniform Mortgage Backed Securities 2% 3/1/2040 (o)	50,000	45,137
Uniform Mortgage Backed Securities 2% 3/1/2055 (o)	325,000	259,924
Uniform Mortgage Backed Securities 2% 4/1/2055 (o)	275,000	220,086
Uniform Mortgage Backed Securities 2.5% 3/1/2055 (o)	100,000	83,609
Uniform Mortgage Backed Securities 3% 3/1/2055 (o)	50,000	43,580
Uniform Mortgage Backed Securities 6% 3/1/2055 (o)	125,000	127,021
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (o)	175,000	180,264
TOTAL UNITED STATES		2,566,128
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,539,867)		2,566,128

U.S. Treasury Obligations - 29.9%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.99	1,170,000	751,816
US Treasury Bonds 2.25% 5/15/2041 (r)	3.80 to 4.63	39,000	29,100
US Treasury Bonds 3.375% 8/15/2042	3.49 to 3.75	80,000	69,169
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	113,000	96,845
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	132,000	126,622
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	137,000	131,648
US Treasury Bonds 4.625% 5/15/2054	4.64 to 4.65	40,000	40,852
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	375,000	354,932
US Treasury Notes 3.5% 2/15/2033	3.40 to 3.92	715,000	684,250
US Treasury Notes 3.625% 3/31/2030	3.57	200,000	196,281
US Treasury Notes 3.625% 9/30/2031	3.97	4,000	3,892
US Treasury Notes 3.75% 5/31/2030	3.89 to 4.35	30,000	29,593
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	244,000	237,908
US Treasury Notes 4% 1/31/2029	3.99 to 4.05	100,000	99,992
US Treasury Notes 4% 1/31/2031	4.13	79,000	78,701
US Treasury Notes 4% 2/15/2034	3.68 to 4.52	60,000	59,182
US Treasury Notes 4.125% 8/31/2030	4.61	115,000	115,391
US Treasury Notes 4.25% 11/15/2034	4.22	25,000	25,098
US Treasury Notes 4.375% 1/31/2032	4.43	118,000	119,936
US Treasury Notes 4.375% 11/30/2030	4.35	164,000	166,607
US Treasury Notes 4.625% 2/15/2035	4.26	52,000	53,780
US Treasury Notes 4.625% 5/31/2031	4.33	44,000	45,303
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,842,193)			3,516,898

Money Market Funds - 10.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s) (Cost $1,212,694)	4.35	1,212,452	1,212,694

TOTAL INVESTMENT IN SECURITIES - 112.6% (Cost $13,685,162)	13,284,197
NET OTHER ASSETS (LIABILITIES) - (12.6)%	(1,479,411)
NET ASSETS - 100.0%	11,804,786

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 3/1/2055	(150,000)	(152,036)
Uniform Mortgage Backed Securities 2% 3/1/2055	(275,000)	(219,937)
Uniform Mortgage Backed Securities 6% 3/1/2055	(50,000)	(50,808)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(422,781)

TOTAL TBA SALE COMMITMENTS (Proceeds $417,690)		(422,781)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5 Year US Treasury Notes Contracts (United States)	3	Jun 2025	323,813	4,825	4,825

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	9,410	EUR	9,000	BNP Paribas SA	4/10/25	56
USD	2,082	EUR	2,000	Bank of America NA	4/10/25	4
USD	420,690	EUR	403,000	Citibank NA	4/10/25	1,816
USD	11,472	EUR	11,000	JPMorgan Chase Bank NA	4/10/25	38
USD	5,232	EUR	5,000	State Street Bank & Trust Co	4/10/25	35
USD	117,610	GBP	94,000	BNP Paribas SA	4/10/25	(622)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,327
Unrealized Appreciation						1,949
Unrealized Depreciation						(622)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,226,053 or 18.9% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,567 and $3,481, respectively.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $950 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)	Level 3 security
(j)	Non-income producing
(k)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(l)	Principal Only Strips represent the right to receive the monthly principal payments.
(m)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $564,185 or 4.8% of net assets.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,654.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,368,912	1,186,745	1,342,963	28,204	-	-	1,212,694	1,212,452	0.0%
Total	1,368,912	1,186,745	1,342,963	28,204	-	-	1,212,694	1,212,452

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	815,999	-	815,999	-

Bank Loan Obligations
Communication Services	3,734	-	3,734	-
Consumer Discretionary	39,408	-	39,408	-
Consumer Staples	1,996	-	1,996	-
Energy	4,625	-	4,625	-
Financials	6,955	-	6,955	-
Health Care	11,625	-	11,625	-
Industrials	11,343	-	11,343	-
Information Technology	19,067	-	19,067	-
Materials	8,819	-	8,819	-
Utilities	10,913	-	10,913	-

Commercial Mortgage Securities	121,250	-	121,250	-

Common Stocks
Energy	950	950	-	-
Health Care	1,737	-	-	1,737

Convertible Corporate Bonds
Communication Services	7,973	-	7,973	-
Information Technology	8,800	-	8,800	-
Real Estate	5,992	-	5,992	-
Utilities	4,821	-	4,821	-

Foreign Government and Government Agency Obligations	50,018	-	50,018	-

Non-Convertible Corporate Bonds
Communication Services	447,593	-	447,593	-
Consumer Discretionary	395,640	-	395,640	-
Consumer Staples	182,977	-	182,977	-
Energy	149,120	-	149,120	-
Financials	970,418	-	970,418	-
Health Care	461,512	-	461,512	-
Industrials	334,439	-	334,439	-
Information Technology	260,497	-	255,623	4,874
Materials	228,893	-	228,893	-
Real Estate	545,780	-	545,780	-
Utilities	761,328	-	761,328	-

Preferred Securities
Communication Services	103,581	-	103,581	-
Financials	7,791	-	6,754	1,037
Industrials	1,008	-	1,008	-
Utilities	1,875	-	1,875	-

U.S. Government Agency - Mortgage Securities	2,566,128	-	2,566,128	-

U.S. Treasury Obligations	3,516,898	-	3,516,898	-

Money Market Funds	1,212,694	1,212,694	-	-
Total Investments in Securities:	13,284,197	1,213,644	12,062,905	7,648
Derivative Instruments:

Assets
Futures Contracts	4,825	4,825	-	-
Forward Foreign Currency Contracts	1,949	-	1,949	-
Total Assets	6,774	4,825	1,949	-

Liabilities
Forward Foreign Currency Contracts	(622)	-	(622)	-
Total Liabilities	(622)	-	(622)	-
Total Derivative Instruments:	6,152	4,825	1,327	-
Other Financial Instruments:

TBA Sale Commitments	(422,781)	-	(422,781)	-
Total Other Financial Instruments:	(422,781)	-	(422,781)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	1,949	(622)
Total Foreign Exchange Risk	1,949	(622)
Interest Rate Risk
Futures Contracts (b)	4,825	0
Total Interest Rate Risk	4,825	0
Total Value of Derivatives	6,774	(622)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Sustainable Core Plus Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,472,468)	$12,071,503
Fidelity Central Funds (cost $1,212,694)	1,212,694

Total Investment in Securities (cost $13,685,162)		$13,284,197
Cash		44,958
Foreign currency held at value (cost $2,188)		2,198
Receivable for investments sold		160,184
Receivable for TBA sale commitments		417,690
Unrealized appreciation on forward foreign currency contracts		1,949
Interest receivable		81,632
Distributions receivable from Fidelity Central Funds		3,990
Receivable for daily variation margin on futures contracts		1,008
Other receivables		85
Total assets		13,997,891
Liabilities
Payable for investments purchased
Regular delivery	$309,103
Delayed delivery	1,417,207
TBA sale commitments, at value	422,781
Unrealized depreciation on forward foreign currency contracts	622
Distributions payable	39,750
Accrued management fee	3,502
Other payables and accrued expenses	140
Total liabilities		2,193,105
Net Assets		$11,804,786
Net Assets consist of:
Paid in capital		$12,508,298
Total accumulated earnings (loss)		(703,512)
Net Assets		$11,804,786
Net Asset Value, offering price and redemption price per share ($11,804,786 ÷ 250,000 shares)		$47.22
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Dividends		$517
Interest		253,960
Income from Fidelity Central Funds		28,204
Total income		282,681
Expenses
Management fee	$21,165
Independent trustees' fees and expenses	16
Total expenses before reductions	21,181
Expense reductions	(1,462)
Total expenses after reductions		19,719
Net Investment income (loss)		262,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	37,246
Forward foreign currency contracts	31,795
Foreign currency transactions	(233)
Futures contracts	(10,401)
Total net realized gain (loss)		58,407
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(170,388)
Forward foreign currency contracts	3,548
Assets and liabilities in foreign currencies	(288)
Futures contracts	5,953
TBA Sale commitments	5,483
Total change in net unrealized appreciation (depreciation)		(155,692)
Net gain (loss)		(97,285)
Net increase (decrease) in net assets resulting from operations		$165,677
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$262,962	$534,457
Net realized gain (loss)	58,407	(53,534)
Change in net unrealized appreciation (depreciation)	(155,692)	443,371
Net increase (decrease) in net assets resulting from operations	165,677	924,294
Distributions to shareholders	(256,750)	(522,000)

Share transactions
Proceeds from sales of shares	-	1,154,763
Cost of shares redeemed	-	(1,152,343)

Net increase (decrease) in net assets resulting from share transactions	-	2,420
Total increase (decrease) in net assets	(91,073)	404,714

Net Assets
Beginning of period	11,895,859	11,491,145
End of period	$11,804,786	$11,895,859

Other Information
Shares
Sold	-	25,000
Redeemed	-	(25,000)

Financial Highlights
Fidelity® Sustainable Core Plus Bond ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$47.58	$45.96	$48.15	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.052	2.138	1.935	.499
Net realized and unrealized gain (loss)	(.385)	1.570	(2.007)	(1.851)
Total from investment operations	.667	3.708	(.072)	(1.352)
Distributions from net investment income	(1.027)	(2.088)	(2.089)	(.498)
Distributions from net realized gain	-	-	(.029)	-
Total distributions	(1.027)	(2.088)	(2.118)	(.498)
Net asset value, end of period	$47.22	$47.58	$45.96	$48.15
Total Return D,E,F	1.43%	8.31%	(.09)%	(2.72)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36% I	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.36 % I	.36%	.36%	.36% I
Expenses net of all reductions	.34% I	.35%	.35%	.36% I
Net investment income (loss)	4.51% I	4.64%	4.14%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,805	$11,896	$11,491	$12,037
Portfolio turnover rate J	259 % I	327%	303%	11% K

AFor the period April 19, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Sustainable Low Duration Bond ETF
Schedule of Investments February 28, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 6.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.5%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	4,448	4,454
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/2026	159	158
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	3,946	3,960
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A2A, 5.91% 10/15/2026	7,101	7,122
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	82	81
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	4,360	4,375
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	6,486	6,511
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	5,000	5,007
Carmax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	10,000	10,021
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	5,000	5,002
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	4,309	4,320
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	6,151	6,170
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	619	621
DLLAD Series 2023-1A Class A2, 5.19% 4/20/2026 (b)	845	846
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	3,581	3,603
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	10,000	10,022
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/2026	1,466	1,468
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	5,000	5,004
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	6,954	6,986
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	25,000	25,042
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	3,593	3,599
Gm Financial Leasing Trust Series 2023-3 Class A2A, 5.58% 1/20/2026	1,096	1,097
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	8,000	8,006
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	15,000	15,069
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	25,000	25,037
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	7,108	7,133
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	8,000	8,004
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	6,471	6,490
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	10,000	10,010
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2, 5.92% 11/16/2026	3,157	3,166
Nissan Auto Receivables Owner Trust Series 2023-B Class A2A, 5.95% 5/15/2026	6,370	6,388
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	3,454	3,466
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	5,000	5,017
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	4,551	4,566
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	10,000	10,022
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	5,781	5,805
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	9,244	9,253
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	4,838	4,844
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	10,331	10,366
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	3,454	3,461
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	4,345	4,359
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	3,210	3,215
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	10,000	10,015
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/2026 (b)	567	567
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	20,000	20,040
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	2,849	2,860
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	2,564	2,568
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	5,353	5,374
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	10,000	10,017
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	6,707	6,732
TOTAL UNITED STATES		327,319
TOTAL ASSET-BACKED SECURITIES (Cost $326,617)		327,319

Commercial Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1265% 1/15/2034 (b)(c)(d)	17,145	17,107
BX Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4674% 3/15/2030 (b)(c)(d)	10,000	9,988
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048	4,630	4,616
TOTAL UNITED STATES		31,711
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $31,559)		31,711

Non-Convertible Corporate Bonds - 54.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7903% 11/27/2026 (b)(c)(d)	11,000	11,022
CANADA - 2.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.625% 12/15/2025	12,000	11,911
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.05% 7/15/2025	12,000	11,881
Financials - 1.4%
Banks - 1.4%
Bank of Montreal 0.949% 1/22/2027 (c)	12,000	11,623
Bank of Montreal 4.567% 9/10/2027 (c)	10,000	10,003
Royal Bank of Canada 5.069% 7/23/2027 (c)	15,000	15,114
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0661% 10/18/2027 (c)(d)	12,000	12,027
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 5.0017% 12/17/2026 (c)(d)	15,000	15,036
		63,803
Materials - 0.2%
Chemicals - 0.2%
Nutrien Ltd 3% 4/1/2025	12,000	11,974
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	12,000	11,814
TOTAL CANADA		111,383
CHINA - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
NXP BV / NXP Funding LLC / NXP USA Inc 2.7% 5/1/2025	33,000	32,857
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	10,000	9,912
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,000	15,054

TOTAL CHINA		57,823
UNITED STATES - 50.6%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.2%
AT&T Inc 3.875% 1/15/2026	11,000	10,940
Media - 0.7%
Discovery Communications LLC 4.9% 3/11/2026	19,000	18,997
Warnermedia Holdings Inc 3.788% 3/15/2025	16,000	15,989
		34,986
Wireless Telecommunication Services - 1.0%
Sprint LLC 7.625% 3/1/2026	9,000	9,168
T-Mobile USA Inc 2.625% 4/15/2026	10,000	9,799
T-Mobile USA Inc 3.5% 4/15/2025	32,000	31,952
		50,919
Consumer Discretionary - 4.9%
Automobiles - 2.1%
General Motors Financial Co Inc 3.8% 4/7/2025	11,000	10,985
General Motors Financial Co Inc 4.3% 7/13/2025	15,000	14,980
General Motors Financial Co Inc 5.4% 4/6/2026	41,000	41,241
Hyundai Capital America 5.65% 6/26/2026 (b)	11,000	11,133
Hyundai Capital America 5.8% 6/26/2025 (b)	15,000	15,043
Hyundai Capital America 6.25% 11/3/2025 (b)	11,000	11,107
		104,489
Leisure Products - 0.8%
Mattel Inc 3.375% 4/1/2026 (b)	12,000	11,818
Mattel Inc 5.875% 12/15/2027 (b)	31,000	31,130
		42,948
Specialty Retail - 2.0%
AutoZone Inc 3.25% 4/15/2025	8,000	7,984
AutoZone Inc 3.625% 4/15/2025	56,000	55,915
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6965% 12/24/2025 (c)(d)	9,000	9,012
Lowe's Cos Inc 4% 4/15/2025	16,000	15,979
Ross Stores Inc 4.6% 4/15/2025	11,000	10,996
		99,886
TOTAL CONSUMER DISCRETIONARY		247,323

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.4%
7-Eleven Inc 0.95% 2/10/2026 (b)	12,000	11,583
Dollar Tree Inc 4% 5/15/2025	10,000	9,975
		21,558
Food Products - 0.3%
Kraft Heinz Foods Co 3% 6/1/2026	13,000	12,754
TOTAL CONSUMER STAPLES		34,312

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
DCP Midstream Operating LP 5.375% 7/15/2025	11,000	11,006
Eqt Corp 3.125% 5/15/2026 (b)	42,000	41,201
MPLX LP 1.75% 3/1/2026	12,000	11,659
MPLX LP 4.875% 6/1/2025	28,000	27,983
Spectra Energy Partners LP 3.5% 3/15/2025	8,000	7,993
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	11,000	11,218
Western Gas Partners LP 4.65% 7/1/2026	11,000	10,990
		122,050
Financials - 26.8%
Banks - 13.7%
Bank of America Corp 3.384% 4/2/2026 (c)	50,000	49,948
Bank of America Corp 3.559% 4/23/2027 (c)	45,000	44,460
Citigroup Inc 1.122% 1/28/2027 (c)	12,000	11,624
Citigroup Inc 1.462% 6/9/2027 (c)	8,000	7,685
Citigroup Inc 3.106% 4/8/2026 (c)	58,000	57,900
Citigroup Inc 5.61% 9/29/2026 (c)	19,000	19,107
Citizens Financial Group Inc 2.85% 7/27/2026	40,000	39,021
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	45,000	43,898
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	12,000	11,615
JPMorgan Chase & Co 2.005% 3/13/2026 (c)	12,000	11,991
JPMorgan Chase & Co 2.083% 4/22/2026 (c)	16,000	15,940
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	12,000	11,941
JPMorgan Chase & Co 4.08% 4/26/2026 (c)	41,000	40,952
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	41,000	41,035
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (c)	15,000	15,041
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	11,000	11,354
Regions Financial Corp 2.25% 5/18/2025	13,000	12,927
Truist Financial Corp 1.267% 3/2/2027 (c)	12,000	11,612
Truist Financial Corp 4% 5/1/2025	32,000	31,957
Truist Financial Corp 4.26% 7/28/2026 (c)	28,000	27,955
Truist Financial Corp 6.047% 6/8/2027 (c)	19,000	19,331
US Bancorp 5.727% 10/21/2026 (c)	19,000	19,125
US Bancorp 6.787% 10/26/2027 (c)	19,000	19,660
Wells Fargo & Co 2.188% 4/30/2026 (c)	42,000	41,830
Wells Fargo & Co 3.196% 6/17/2027 (c)	12,000	11,793
Wells Fargo & Co 3.908% 4/25/2026 (c)	52,000	51,936
		681,638
Capital Markets - 6.2%
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	41,000	40,961
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	12,000	11,674
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	20,000	19,370
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (c)	45,000	45,213
Moody's Corp 3.75% 3/24/2025	46,000	45,959
Morgan Stanley 0.985% 12/10/2026 (c)	16,000	15,557
Morgan Stanley 1.593% 5/4/2027 (c)	12,000	11,585
Morgan Stanley 2.188% 4/28/2026 (c)	37,000	36,856
Morgan Stanley 4.679% 7/17/2026 (c)	45,000	44,990
Nasdaq Inc 5.65% 6/28/2025	2,000	2,005
State Street Corp 2.901% 3/30/2026 (c)	15,000	14,979
State Street Corp 5.104% 5/18/2026 (c)	11,000	11,013
State Street Corp 5.751% 11/4/2026 (c)	11,000	11,088
		311,250
Consumer Finance - 3.2%
Ally Financial Inc 4.625% 3/30/2025	11,000	10,996
Ally Financial Inc 5.8% 5/1/2025	50,000	50,032
American Express Co 4.99% 5/1/2026 (c)	11,000	11,004
American Express Co 6.338% 10/30/2026 (c)	16,000	16,181
Capital One Financial Corp 2.636% 3/3/2026 (c)(d)	32,000	32,001
Capital One Financial Corp 4.985% 7/24/2026 (c)	30,000	30,037
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7913% 4/10/2026 (c)(d)	12,000	12,018
		162,269
Financial Services - 1.6%
Corebridge Financial Inc 3.5% 4/4/2025	56,000	55,938
Corebridge Global Funding 5.75% 7/2/2026 (b)	11,000	11,175
Western Union Co/The 1.35% 3/15/2026	12,000	11,572
		78,685
Insurance - 2.1%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	12,000	11,661
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	8,000	7,675
Equitable Financial Life Global Funding 1.4% 7/7/2025 (b)	12,000	11,871
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	36,000	36,241
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	41,000	40,315
		107,763
TOTAL FINANCIALS		1,341,605

Health Care - 3.8%
Biotechnology - 1.5%
AbbVie Inc 3.8% 3/15/2025	40,000	39,984
Amgen Inc 5.25% 3/2/2025	35,000	35,000
		74,984
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp 1.9% 6/1/2025	37,000	36,743
Health Care Providers & Services - 1.6%
Cigna Group/The 1.25% 3/15/2026	16,000	15,469
Cigna Group/The 5.685% 3/15/2026	11,000	11,002
CVS Health Corp 2.875% 6/1/2026	12,000	11,738
HCA Inc 5.25% 4/15/2025	16,000	16,004
HCA Inc 5.25% 6/15/2026	19,000	19,078
HCA Inc 5.875% 2/15/2026	7,000	7,030
		80,321
TOTAL HEALTH CARE		192,048

Industrials - 1.8%
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	12,000	11,866
Machinery - 0.7%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0341% 10/16/2026 (c)(d)	20,000	20,136
Otis Worldwide Corp 2.056% 4/5/2025	17,000	16,955
		37,091
Trading Companies & Distributors - 0.9%
Air Lease Corp 2.875% 1/15/2026	16,000	15,750
Air Lease Corp 3.25% 3/1/2025	12,000	12,000
Air Lease Corp 3.375% 7/1/2025	12,000	11,948
		39,698
TOTAL INDUSTRIALS		88,655

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.3%
Marvell Technology Inc 1.65% 4/15/2026	15,000	14,526
Software - 0.2%
VMware LLC 4.5% 5/15/2025	11,000	10,989
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	33,000	32,958
TOTAL INFORMATION TECHNOLOGY		58,473

Materials - 0.8%
Chemicals - 0.8%
Celanese US Holdings LLC 1.4% 8/5/2026	8,000	7,581
Celanese US Holdings LLC 6.05% 3/15/2025	11,000	11,003
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	20,000	19,584
		38,168
Real Estate - 1.5%
Specialized REITs - 1.5%
American Tower Corp 1.3% 9/15/2025	12,000	11,780
American Tower Corp 1.6% 4/15/2026	12,000	11,617
American Tower Corp 2.4% 3/15/2025	20,000	19,964
American Tower Corp 4% 6/1/2025	11,000	10,970
Crown Castle Inc 1.05% 7/15/2026	9,000	8,563
Crown Castle Inc 1.35% 7/15/2025	12,000	11,837
		74,731
Utilities - 4.8%
Electric Utilities - 1.8%
Edison International 4.95% 4/15/2025	11,000	10,975
Eversource Energy 4.75% 5/15/2026	11,000	11,021
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	11,000	10,942
Pacific Gas and Electric Co 3.15% 1/1/2026	30,000	29,548
Pacific Gas and Electric Co 3.5% 6/15/2025	12,000	11,940
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.367% 9/4/2025 (c)(d)	15,000	14,990
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	3,000	3,010
		92,426
Gas Utilities - 0.2%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	12,000	11,870
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp/The 1.375% 1/15/2026	12,000	11,644
AES Corp/The 3.3% 7/15/2025 (b)	37,000	36,721
		48,365
Multi-Utilities - 1.8%
Dominion Energy Inc 1.45% 4/15/2026	37,000	35,766
Dominion Energy Inc 3.3% 3/15/2025	15,000	14,988
NiSource Inc 0.95% 8/15/2025	12,000	11,801
Puget Energy Inc 3.65% 5/15/2025	12,000	11,964
Sempra 3.3% 4/1/2025	16,000	15,976
		90,495
TOTAL UTILITIES		243,156

TOTAL UNITED STATES		2,537,366
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,705,714)		2,717,594

U.S. Treasury Obligations - 36.9%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/28/2025	4.25 to 4.32	368,900	357,932
US Treasury Bills 0% 3/13/2025	4.44	142,600	142,431
US Treasury Bills 0% 3/6/2025	4.27 to 4.70	480,900	480,731
US Treasury Bills 0% 4/3/2025	4.24 to 4.31	311,900	310,763
US Treasury Bills 0% 9/4/2025	4.20	108,700	106,397
US Treasury Notes 3.5% 9/30/2026	4.20 to 4.36	354,900	352,030
US Treasury Notes 4.125% 1/31/2027	4.37	100,000	100,219
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,847,878)			1,850,503

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $74,958)	4.35	74,943	74,958

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,986,726)	5,002,085
NET OTHER ASSETS (LIABILITIES) - 0.3%	17,447
NET ASSETS - 100.0%	5,019,532

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $450,370 or 9.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	110,489	770,568	806,099	2,273	-	-	74,958	74,943	0.0%
Total	110,489	770,568	806,099	2,273	-	-	74,958	74,943

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	327,319	-	327,319	-

Commercial Mortgage Securities	31,711	-	31,711	-

Non-Convertible Corporate Bonds
Communication Services	108,756	-	108,756	-
Consumer Discretionary	247,323	-	247,323	-
Consumer Staples	34,312	-	34,312	-
Energy	133,931	-	133,931	-
Financials	1,416,430	-	1,416,430	-
Health Care	192,048	-	192,048	-
Industrials	88,655	-	88,655	-
Information Technology	116,296	-	116,296	-
Materials	50,142	-	50,142	-
Real Estate	74,731	-	74,731	-
Utilities	254,970	-	254,970	-

U.S. Treasury Obligations	1,850,503	-	1,850,503	-

Money Market Funds	74,958	74,958	-	-
Total Investments in Securities:	5,002,085	74,958	4,927,127	-
Fidelity® Sustainable Low Duration Bond ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,911,768)	$4,927,127
Fidelity Central Funds (cost $74,958)	74,958

Total Investment in Securities (cost $4,986,726)		$5,002,085
Cash		1
Interest receivable		35,668
Distributions receivable from Fidelity Central Funds		217
Total assets		5,037,971
Liabilities
Distributions payable	$17,600
Accrued management fee	839
Total liabilities		18,439
Net Assets		$5,019,532
Net Assets consist of:
Paid in capital		$5,003,131
Total accumulated earnings (loss)		16,401
Net Assets		$5,019,532
Net Asset Value, offering price and redemption price per share ($5,019,532 ÷ 100,000 shares)		$50.20
Statement of Operations
Six months ended February 28, 2025 (Unaudited)
Investment Income
Interest		$103,213
Income from Fidelity Central Funds		2,273
Total income		105,486
Expenses
Management fee	$4,266
Independent trustees' fees and expenses	5
Total expenses before reductions	4,271
Expense reductions	(385)
Total expenses after reductions		3,886
Net Investment income (loss)		101,600
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,024
Total net realized gain (loss)		3,024
Change in net unrealized appreciation (depreciation) on investment securities		1,151
Net gain (loss)		4,175
Net increase (decrease) in net assets resulting from operations		$105,775
Statement of Changes in Net Assets

	Six months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,600	$228,775
Net realized gain (loss)	3,024	3,452
Change in net unrealized appreciation (depreciation)	1,151	19,544
Net increase (decrease) in net assets resulting from operations	105,775	251,771
Distributions to shareholders	(100,850)	(231,875)

Share transactions
Proceeds from sales of shares	1,256,252	-
Cost of shares redeemed	-	(2,507,564)

Net increase (decrease) in net assets resulting from share transactions	1,256,252	(2,507,564)
Total increase (decrease) in net assets	1,261,177	(2,487,668)

Net Assets
Beginning of period	3,758,355	6,246,023
End of period	$5,019,532	$3,758,355

Other Information
Shares
Sold	25,000	-
Redeemed	-	(50,000)
Net increase (decrease)	25,000	(50,000)

Financial Highlights
Fidelity® Sustainable Low Duration Bond ETF

	Six months ended (Unaudited) February 28, 2025	Years ended August 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$50.11	$49.97	$49.81	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.199	2.578	2.012	.278
Net realized and unrealized gain (loss)	.045	.257	.080	(.197)
Total from investment operations	1.244	2.835	2.092	.081
Distributions from net investment income	(1.154)	(2.695)	(1.932)	(.271)
Total distributions	(1.154)	(2.695)	(1.932)	(.271)
Net asset value, end of period	$50.20	$50.11	$49.97	$49.81
Total Return D,E,F	2.50%	5.83%	4.27%	.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20% I	.23%	.26%	.30% I
Expenses net of fee waivers, if any	.20 % I	.20%	.26%	.30% I
Expenses net of all reductions	.18% I	.19%	.25%	.30% I
Net investment income (loss)	4.82% I	5.14%	4.03%	1.52% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,020	$3,758	$6,246	$4,981
Portfolio turnover rate J	71 % I,K	50% K	40%	4% L

AFor the period April 19, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2025

1. Organization.
Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Sustainable Core Plus Bond ETF	13,684,889	112,609	(512,240)	(399,631)
Fidelity Sustainable Low Duration Bond ETF	4,986,725	15,466	(106)	15,360

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Sustainable Core Plus Bond ETF.	(274,792)	(81,403)	(356,195)
Fidelity Sustainable Low Duration Bond ETF	(5,537)	(-)	(5,537)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	31,795	3,548
Total Foreign Exchange Risk	31,795	3,548
Interest Rate Risk
Futures Contracts	(10,401)	5,953
Total Interest Rate Risk	(10,401)	5,953
Totals	21,394	9,501

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period., unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Sustainable Core Plus Bond ETF	737,715

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period., unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Sustainable Core Plus Bond ETF	391,822

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond ETF	10,023,312	11,240,439
Fidelity Sustainable Low Duration Bond ETF	551,721	955,821

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Sustainable Low Duration Bond ETF	1,076,078	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Sustainable Core Plus Bond ETF	.36%
Fidelity Sustainable Low Duration Bond ETF	.20%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Core Plus Bond ETF	-	867	545
Fidelity Sustainable Low Duration Bond ETF	-	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Sustainable Core Plus Bond ETF	1,462
Fidelity Sustainable Low Duration Bond ETF	385
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Low Duration Bond ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods measured against an appropriate securities market index (benchmark index). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2025.

1.9904944.102
CPB-SANN-0425

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2025